================================================================================


                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08789

                               VALIC Company II

--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                     2929 Allen Parkway, Houston, TX 77019

--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Evelyn M. Curran
                             Senior Vice President
                  The Variable Annuity Life Insurance Company
                              2929 Allen Parkway
                               Houston, TX 77019

--------------------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (713) 831-6425

                      Date of fiscal year end: August 31

                  Date of reporting period: February 28, 2007


================================================================================

Item 1. Reports to Stockholders

                                                               VALIC Company II

                                                                    Semi-Annual
                                                                         Report

                                                              February 28, 2007

VALIC Company II
SEMI-ANNUAL REPORT FEBRUARY 28, 2007
--------------------------------------------------------------------------------

TABLE OF CONTENTS

President's Letter.........................................................   1

Expense Example............................................................
                                                                              2

Portfolios of Investments:

   Aggressive Growth Lifestyle Fund........................................   4
   Capital Appreciation Fund...............................................   6
   Conservative Growth Lifestyle Fund......................................   9
   Core Bond Fund..........................................................  11
   High Yield Bond Fund....................................................  22
   International Small Cap Equity Fund.....................................  34
   Large Cap Value Fund....................................................  39
   Mid Cap Growth Fund.....................................................  42
   Mid Cap Value Fund......................................................  46
   Moderate Growth Lifestyle Fund..........................................  50
   Money Market II Fund....................................................  52
   Small Cap Growth Fund...................................................  56
   Small Cap Value Fund....................................................  60
   Socially Responsible Fund...............................................  66
   Strategic Bond Fund.....................................................  70
Statements of Assets and Liabilities.......................................  92
Statements of Operations...................................................  94
Statements of Changes in Net Assets........................................  96
Notes to Financial Statements.............................................. 100
Financial Highlights....................................................... 111
Trustees & Officers Information............................................ 119

VALIC Company II
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six month period ending February 28, 2007.

The U.S. economy continued to exhibit mixed signals during this time period. Weakness in the housing market as well as the automobile and broader manufacturing sectors was partially offset by growth in consumer spending and the labor market. Net exports have exhibited signs of improvement and energy prices have declined. Additionally, the Federal Reserve has continued to "pause" its interest rate tightening campaign. The S&P 500 Index grew by 8.9% during the six month period, despite a 3.5% decline on February 27 when investor confidence was rattled by a sell-off of nearly 9% in the mainland Chinese equity market.

We believe that diversification is an important strategy in all markets, but is especially well suited during times of uncertainty. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company II and to supply you with the appropriate choices to meet your asset allocation objectives.

Additionally, once you have a plan in place based on your individual retirement goals--stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,
                                                /s/ Evelyn M. Curran

                                          Evelyn M. Curran, President
                                          VALIC Company II

VALIC Company II
EXPENSE EXAMPLE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company II ("VC II"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2006 and held until February 28, 2007. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended February 28, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended February 28, 2007" column and the "Expense Ratio as of February 28, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 28, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended February 28, 2007" column and the "Expense Ratio as of February 28, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 28, 2007" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II
EXPENSE EXAMPLE -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Actual                                    Hypothetical
                                -------------------------------------------- --------------------------------------------
                                                                                                Ending
                                                                                             Account Value
                                                   Ending                                       Using a
                                                Account Value Expenses Paid                  Hypothetical  Expenses Paid
                                   Beginning    Using Actual  During the Six    Beginning     5% Assumed   During the Six
                                 Account Value    Return at    Months Ended   Account Value    Return at    Months Ended
                                at September 1, February 28,   February 28,  at September 1, February 28,   February 28,
Fund                                 2006           2007          2007*           2006           2007          2007*
----                            --------------- ------------- -------------- --------------- ------------- --------------
Aggressive Growth Lifestyle#...    $1,000.00      $1,100.53       $0.52         $1,000.00      $1,024.30       $0.50
Capital Appreciation#..........    $1,000.00      $1,099.68       $4.43         $1,000.00      $1,020.58       $4.26
Conservative Growth Lifestyle#.    $1,000.00      $1,076.30       $0.51         $1,000.00      $1,024,30       $0.50
Core Bond#.....................    $1,000.00      $1,038.70       $3.89         $1,000.00      $1,020.98       $3.86
High Yield Bond#...............    $1,000.00      $1,065.71       $5.07         $1,000.00      $1,019.89       $4.96
International Small Cap Equity#    $1,000.00      $1,153.89       $5.34         $1,000.00      $1,019.84       $5.01
Large Cap Value#...............    $1,000.00      $1,083.69       $4.18         $1,000.00      $1,020.78       $4.06
Mid Cap Growth#@...............    $1,000.00      $1,145.84       $4.52         $1,000.00      $1,020.58       $4.26
Mid Cap Value#@................    $1,000.00      $1,146.18       $5.59         $1,000.00      $1,019.59       $5.26
Moderate Growth Lifestyle#.....    $1,000.00      $1,088.38       $0.52         $1,000.00      $1,024.30       $0.50
Money Market II#...............    $1,000.00      $1,024.01       $2.81         $1,000.00      $1,022.02       $2.81
Small Cap Growth #@............    $1,000.00      $1,129.34       $6.12         $1,000.00      $1,019.04       $5.81
Small Cap Value#...............    $1,000.00      $1,106.44       $4.96         $1,000.00      $1,020.08       $4.76
Socially Responsible#@.........    $1,000.00      $1,092.22       $2.91         $1,000.00      $1,022.02       $2.81
Strategic Bond#................    $1,000.00      $1,047.79       $4.52         $1,000.00      $1,020.38       $4.46





                                  Expense
                                   Ratio
                                   as of
                                February 28,
Fund                               2007*
----                            ------------
Aggressive Growth Lifestyle#...     0.10%
Capital Appreciation#..........     0.85%
Conservative Growth Lifestyle#.     0.10%
Core Bond#.....................     0.77%
High Yield Bond#...............     0.99%
International Small Cap Equity#     1.00%
Large Cap Value#...............     0.81%
Mid Cap Growth#@...............     0.85%
Mid Cap Value#@................     1.05%
Moderate Growth Lifestyle#.....     0.10%
Money Market II#...............     0.56%
Small Cap Growth #@............     1.16%
Small Cap Value#...............     0.95%
Socially Responsible#@.........     0.56%
Strategic Bond#................     0.89%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2007" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                             Actual                                    Hypothetical
                          -------------------------------------------- --------------------------------------------
                                                                                          Ending
                                                                                       Account Value
                                             Ending                                       Using a
                                          Account Value Expenses Paid                  Hypothetical  Expenses Paid    Expense
                             Beginning    Using Actual  During the Six    Beginning     5% Assumed   During the Six    Ratio
                           Account Value    Return at    Months Ended   Account Value    Return at    Months Ended     as of
                          at September 1, February 28,   February 28,  at September 1, February 28,   February 28,  February 28,
Fund                           2006           2007          2007*           2006           2007          2007*         2007*
----                      --------------- ------------- -------------- --------------- ------------- -------------- ------------
Mid Cap Growth Fund......    $1,000.00      $1,145.84       $4.47         $1,000.00      $1,020.63       $4.21          0.84%
Mid Cap Value Fund.......    $1,000.00      $1,146.18       $5.48         $1,000.00      $1,019.69       $5.16          1.03%
Small Cap Growth Fund....    $1,000.00      $1,129.34       $6.07         $1,000.00      $1,019.09       $5.76          1.15%
Socially Responsible Fund    $1,000.00      $1,092.22       $2.80         $1,000.00      $1,022.12       $2.71          0.54%

VALIC Company II Aggressive Growth Lifestyle Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Domestic Equity Investment Companies...  55.1%
                 International Equity Investment Company  35.0%
                 Fixed Income Investment Company........  10.0%
                                                         -----
                                                         100.1%
                                                         =====

*  Calculated as a percentage of net assets.

VALIC Company II Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                   Value
                                                      Shares      (Note 2)
   -------------------------------------------------------------------------
   AFFILIATED INVESTMENT COMPANIES#(1) -- 100.1%
   Domestic Equity Investment Companies -- 55.1%
     VALIC Co. I Stock Index Fund..................    67,130   $ 2,446,905
     VALIC Co. I Value Fund........................   106,105     1,258,408
     VALIC Co. II Capital Appreciation Fund........ 2,218,282    21,672,612
     VALIC Co. II Large Cap Value Fund.............   832,831    12,584,074
     VALIC Co. II Small Cap Growth Fund+...........    24,410       349,556
     VALIC Co. II Small Cap Value Fund.............     8,992       139,823
                                                                -----------
   Total Domestic Equity Investment Companies
      (cost $36,252,057)...........................              38,451,378
                                                                -----------
   Fixed Income Investment Company -- 10.0%
     VALIC Co. II Core Bond Fund (cost $6,891,227).   686,077     6,991,124
                                                                -----------
   International Equity Investment Company -- 35.0%
     VALIC Co. I International Equities Fund+
      (cost $23,053,251)........................... 2,346,007    24,468,852
                                                                -----------
   TOTAL INVESTMENTS
      (Cost $66,196,535)(2)........................     100.1%   69,911,354
   Liabilities in excess of other assets...........      (0.1)%     (73,435)
                                                    ---------   -----------
   NET ASSETS --                                          100%  $69,837,919
                                                    =========   ===========

--------
+  Non-income producing security
# The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Finance -- Investment Banker/Broker......  11.8%
                Computers................................   4.8%
                Metal Processors & Fabrication...........   4.6%
                Medical Products.........................   4.4%
                Repurchase Agreements....................   4.3%
                Retail -- Regional Department Stores.....   3.6%
                Enterprise Software/Service..............   3.5%
                Medical -- Drugs.........................   3.5%
                Networking Products......................   3.5%
                Beverages -- Non-alcoholic...............   2.8%
                Therapeutics.............................   2.5%
                Cable TV.................................   2.4%
                Engineering/R&D Services.................   2.4%
                Diversified Manufactured Operations......   2.3%
                Data Processing/Management...............   2.2%
                Investment Management/Advisor Services...   2.2%
                Medical -- Biomedical/Gene...............   2.1%
                Oil -- Field Services....................   2.1%
                Steel -- Specialty.......................   2.1%
                Aerospace/Defense........................   2.0%
                Agricultural Operations..................   2.0%
                Finance -- Other Services................   2.0%
                Multimedia...............................   2.0%
                Banks -- Commercial......................   1.9%
                Transport -- Services....................   1.9%
                Apparel Manufacturers....................   1.8%
                Retail -- Drug Store.....................   1.8%
                Retail -- Discount.......................   1.7%
                Internet Infrastructure Software.........   1.6%
                Computer Services........................   1.5%
                Electric -- Integrated...................   1.4%
                Metal -- Aluminum........................   1.4%
                X-Ray Equipment..........................   1.4%
                Web Portals/ISP..........................   1.3%
                Savings & Loans/Thrifts..................   1.2%
                Telephone -- Integrated..................   1.2%
                Banks -- Fiduciary.......................   1.1%
                Banks -- Super Regional..................   1.1%
                Telecommunication Equipment..............   1.1%
                Oil Companies -- Exploration & Production   0.8%
                Airlines.................................   0.7%
                Oil Field Machinery & Equipment..........   0.5%
                Retail -- Apparel/Shoe...................   0.2%
                                                          -----
                                                          100.7%
                                                          =====

*  Calculated as a percentage of net assets.

VALIC Company II Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                    Value
                    Security Description                   Shares  (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK -- 96.4%
   Aerospace/Defense -- 2.0%
     Lockheed Martin Corp................................. 14,400 $1,400,832
                                                                  ----------
   Agricultural Operations -- 2.0%
     Monsanto Co.......................................... 26,100  1,375,209
                                                                  ----------
   Airlines -- 0.7%
     AMR Corp.+........................................... 14,900    507,941
                                                                  ----------
   Apparel Manufacturer -- 1.8%
     Coach, Inc.+......................................... 26,500  1,250,800
                                                                  ----------
   Banks - Commercial -- 1.9%
     Synovus Financial Corp............................... 40,500  1,310,985
                                                                  ----------
   Banks - Fiduciary -- 1.1%
     State Street Corp.................................... 11,800    773,018
                                                                  ----------
   Banks - Super Regional -- 1.1%
     US Bancorp........................................... 22,300    795,218
                                                                  ----------
   Beverages - Non-alcoholic -- 2.8%
     Coca - Cola Co....................................... 42,000  1,960,560
                                                                  ----------
   Cable TV -- 2.4%
     DIRECTV Group, Inc.+................................. 73,700  1,662,672
                                                                  ----------
   Computer Services -- 1.5%
     Cognizant Technology Solutions Corp., Class A+....... 11,900  1,073,380
                                                                  ----------
   Computers -- 4.8%
     Apple Computer, Inc.+................................ 18,200  1,539,902
     Hewlett - Packard Co................................. 46,500  1,831,170
                                                                  ----------
                                                                   3,371,072
                                                                  ----------
   Data Processing/Management -- 2.2%
     Paychex, Inc......................................... 38,700  1,572,381
                                                                  ----------
   Diversified Manufactured Operations -- 2.3%
     Dover Corp........................................... 17,500    836,325
     Illinois Tool Works, Inc............................. 15,600    806,520
                                                                  ----------
                                                                   1,642,845
                                                                  ----------
   Electric - Integrated -- 1.4%
     TXU Corp............................................. 14,400    952,560
                                                                  ----------
   Engineering/R&D Services -- 2.4%
     McDermott International, Inc.+....................... 35,100  1,691,820
                                                                  ----------
   Enterprise Software/Service -- 3.5%
     BMC Software, Inc.+.................................. 32,000    987,520
     Oracle Corp.+........................................ 89,100  1,463,913
                                                                  ----------
                                                                   2,451,433
                                                                  ----------
   Finance - Investment Banker/Broker -- 11.8%
     Charles Schwab Corp.................................. 85,900  1,587,432
     Citigroup, Inc....................................... 27,500  1,386,000
     J.P. Morgan Chase & Co............................... 25,600  1,264,640
     Merrill Lynch & Co., Inc............................. 18,500  1,548,080
     Morgan Stanley....................................... 33,700  2,524,804
                                                                  ----------
                                                                   8,310,956
                                                                  ----------
   Finance - Other Services -- 2.0%
     Chicago Merchantile Exchange Holdings, Inc., Class A.  2,600  1,401,738
                                                                  ----------
   Internet Infrastructure Software -- 1.6%
     Akamai Technologies, Inc.+........................... 21,800  1,124,226
                                                                  ----------
   Investment Management/Advisor Services -- 2.2%
     Franklin Resources, Inc.............................. 13,500  1,584,765
                                                                  ----------

                                                                Value
                    Security Description               Shares  (Note 2)

      -------------------------------------------------------------------
      Medical Products -- 4.4%
        Johnson & Johnson............................. 24,600 $ 1,551,030
        Stryker Corp.................................. 24,500   1,519,490
                                                              -----------
                                                                3,070,520
                                                              -----------
      Medical - Biomedical/Gene -- 2.1%
        Amgen, Inc.+.................................. 20,300   1,304,478
        Genentech, Inc.+..............................  1,900     160,303
                                                              -----------
                                                                1,464,781
                                                              -----------
      Medical - Drugs -- 3.5%
        Bristol - Myers Squibb Co..................... 38,000   1,002,820
        Schering - Plough Corp........................ 63,400   1,488,632
                                                              -----------
                                                                2,491,452
                                                              -----------
      Metal Processors & Fabrication -- 4.6%
        Precision Castparts Corp...................... 35,300   3,211,241
                                                              -----------
      Metal - Aluminum -- 1.4%
        Alcoa, Inc.................................... 28,500     952,185
                                                              -----------
      Multimedia -- 2.0%
        Walt Disney Co................................ 41,700   1,428,642
                                                              -----------
      Networking Products -- 3.5%
        Cisco Systems, Inc.+.......................... 96,200   2,495,428
                                                              -----------
      Oil Companies - Exploration & Production -- 0.8%
        XTO Energy, Inc............................... 10,466     540,674
                                                              -----------
      Oil Field Machinery & Equipment -- 0.5%
        Grant Prideco, Inc.+..........................  8,600     373,326
                                                              -----------
      Oil - Field Services -- 2.1%
        Schlumberger, Ltd............................. 23,500   1,475,800
                                                              -----------
      Retail - Apparel/Shoe -- 0.2%
        Abercrombie & Fitch Co., Class A..............  1,900     148,523
                                                              -----------
      Retail - Discount -- 1.7%
        Wal - Mart Stores, Inc........................ 25,300   1,221,990
                                                              -----------
      Retail - Drug Store -- 1.8%
        Walgreen Co................................... 28,700   1,283,177
                                                              -----------
      Retail - Regional Department Stores -- 3.6%
        Kohl's Corp.+................................. 36,800   2,538,832
                                                              -----------
      Savings & Loans/Thrifts -- 1.2%
        Washington Mutual, Inc........................ 19,200     827,136
                                                              -----------
      Steel - Specialty -- 2.1%
        Allegheny Technologies, Inc................... 14,200   1,454,790
                                                              -----------
      Telecommunication Equipment -- 1.1%
        Harris Corp................................... 15,600     765,648
                                                              -----------
      Telephone - Integrated -- 1.2%
        Qwest Communications International, Inc.+..... 95,200     845,376
                                                              -----------
      Therapeutics -- 2.5%
        Gilead Sciences, Inc.+........................ 24,900   1,781,844
                                                              -----------
      Transport - Services -- 1.9%
        C.H. Robinson Worldwide, Inc.................. 25,900   1,319,864
                                                              -----------
      Web Portals/ISP -- 1.3%
        Google, Inc., Class A+........................  2,100     943,845
                                                              -----------
      X - Ray Equipment -- 1.4%
        Hologic, Inc.+................................ 17,300     952,365
                                                              -----------
      Total Long - Term Investment Securities
         (cost $59,468,674)...........................         67,801,850
                                                              -----------

VALIC Company II Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Principal      Value
                   Security Description                       Amount       (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $ 3,009,403 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 5.25%, due 06/15/08 and having an
   approximate value of $3,102,075.
   (cost $3,009,000)....................................... $3,009,000   $ 3,009,000
                                                                         -----------
TOTAL INVESTMENTS
   (cost $62,477,674)(1)...................................      100.7%   70,810,850
Liabilities in excess of other assets......................       (0.7)%    (461,182)
                                                            ----------   -----------
NET ASSETS --                                                    100.0%  $70,349,668
                                                            ==========   ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Fixed Income Investment Company........  47.1%
                 Domestic Equity Investment Companies...  45.1%
                 International Equity Investment Company   8.0%
                                                         -----
                                                         100.2%
                                                         =====

*  Calculated as a percentage of net assets.

VALIC Company II Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                                                     Shares      (Note 2)
    -----------------------------------------------------------------------
    AFFILIATED INVESTMENT COMPANIES#(1) -- 100.2%
    Domestic Equity Investment Companies -- 45.1%
      VALIC Co. I Stock Index Fund................    70,091   $ 2,554,798
      VALIC Co. I Value Fund......................   107,706     1,277,398
      VALIC Co. II Capital Appreciation Fund......   843,531     8,241,299
      VALIC Co. II Large Cap Value Fund...........   340,887     5,150,796
      VALIC Co. II Small Cap Growth Fund+.........    60,428       865,328
      VALIC Co. II Small Cap Value Fund...........    29,149       453,269
                                                               -----------
    Total Domestic Equity Investment Companies
       (cost $17,688,665).........................              18,542,888
                                                               -----------
    Fixed Income Investment Company -- 47.1%
    VALIC Co. II Core Bond Fund
       (cost $18,936,065)......................... 1,900,576    19,366,865
                                                               -----------
    International Equity Investment Company --8.0%
    VALIC Co. I International Equities Fund+
       (cost $3,110,749)..........................   316,056     3,296,469
                                                               -----------
    TOTAL INVESTMENTS
       (Cost $39,735,479)(2)......................     100.2%   41,206,222
    Liabilities in excess of other assets.........      (0.2)%     (70,297)
                                                   ---------   -----------
    NET ASSETS --                                        100%  $41,135,925
                                                   =========   ===========

--------
+  Non-income producing security
# The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Core Bond Fund
PORTFOLIO PROFILE -- February 28,2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                United States Treasury Notes............. 23.0%
                Federal Home Loan Mtg. Corp.............. 11.2%
                Federal National Mtg. Assoc..............  9.8%
                Repurchase Agreements....................  7.2%
                United States Treasury Bonds.............  7.1%
                Diversified Financial Services...........  6.2%
                Electric -- Integrated...................  2.6%
                Sovereign................................  2.6%
                Special Purpose Entities.................  2.5%
                Banks -- Commercial......................  2.1%
                Banks -- Super Regional..................  1.4%
                Banks -- Money Center....................  1.1%
                Finance -- Mortgage Loan/Banker..........  1.0%
                Multimedia...............................  1.0%
                Oil Companies -- Exploration & Production  1.0%
                Telephone -- Integrated..................  1.0%
                Insurance -- Multi-line..................  0.8%
                Savings & Loans/Thrifts..................  0.8%
                Cable TV.................................  0.7%
                Cellular Telecom.........................  0.7%
                Finance -- Auto Loans....................  0.7%
                Finance -- Investment Banker/Broker......  0.7%
                Insurance -- Property/Casualty...........  0.7%
                Oil Companies -- Integrated..............  0.7%
                Real Estate Investment Trusts............  0.7%
                Paper & Related Products.................  0.6%
                Pipelines................................  0.6%
                Transport -- Air Freight.................  0.6%
                Federal Home Loan Bank...................  0.5%
                Medical -- Drugs.........................  0.5%
                Aerospace/Defense........................  0.4%
                Auto -- Cars/Light Trucks................  0.4%
                Brewery..................................  0.4%
                Building Products -- Cement..............  0.4%
                Independent Power Producers..............  0.4%
                Medical -- Hospitals.....................  0.4%
                Telecom Services.........................  0.4%
                Chemicals -- Specialty...................  0.3%
                Diversified Manufactured Operations......  0.3%
                Medical Products.........................  0.3%
                Oil Refining & Marketing.................  0.3%
                Transport -- Services....................  0.3%
                Airlines.................................  0.2%
                Chemicals -- Diversified.................  0.2%
                Cosmetics & Toiletries...................  0.2%
                Finance -- Consumer Loans................  0.2%
                Gas -- Distribution......................  0.2%
                Government National Mtg. Assoc...........  0.2%
                Insurance -- Life/Health.................  0.2%
                Medical -- Wholesale Drug Distribution...  0.2%
                Radio....................................  0.2%
                Retail -- Building Products..............  0.2%
                Retail -- Drug Store.....................  0.2%
                Transport -- Rail........................  0.2%
                Agricultural Chemicals...................  0.1%
                Banks -- Special Purpose.................  0.1%
                Beverages -- Wine/Spirits................  0.1%
                Broadcast Services/Program...............  0.1%
                Casino Hotels............................  0.1%
                Commercial Services......................  0.1%
                Computer Services........................  0.1%
                Consulting Services......................  0.1%
                Containers -- Paper/Plastic..............  0.1%
                Cruise Lines.............................  0.1%
                Direct Marketing.........................  0.1%
                Electric -- Generation...................  0.1%
                Electronics -- Military..................  0.1%
                Finance -- Commercial....................  0.1%
                Food -- Misc.............................  0.1%

                  Funeral Services & Related Items....   0.1%
                  Insurance Brokers...................   0.1%
                  Investment Companies................   0.1%
                  Leisure Products....................   0.1%
                  Machinery -- Farming................   0.1%
                  Medical -- HMO......................   0.1%
                  Metal Processors & Fabrication......   0.1%
                  Metal -- Aluminum...................   0.1%
                  Non -- Hazardous Waste Disposal.....   0.1%
                  Office Automation & Equipment.......   0.1%
                  Oil -- Field Services...............   0.1%
                  Precious Metals.....................   0.1%
                  Private Corrections.................   0.1%
                  Property Trust......................   0.1%
                  Publishing -- Newspapers............   0.1%
                  Real Estate Management/Services.....   0.1%
                  Real Estate Operations & Development   0.1%
                  Recycling...........................   0.1%
                  Satellite Telecom...................   0.1%
                  Television..........................   0.1%
                                                       -----
                                                       100.3%
                                                       =====

Credit Quality+#

                          Government--Agency..  23.3%
                          Government--Treasury  32.7%
                          AAA.................   4.8%
                          AA..................   2.5%
                          A...................   9.6%
                          BBB.................  15.4%
                          BB..................   4.8%
                          B...................   3.0%
                          CCC.................   1.5%
                          Below C.............   0.3%
                          Not Rated@..........   2.1%
                                               -----
                                               100.0%
                                               =====

*  Calculated as a percentage of net assets.
@ Represent debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                         Principal    Value
                  Security Description                    Amount     (Note 2)
  ----------------------------------------------------------------------------
  ASSET BACKED SECURITIES -- 5.6%
  Diversified Financial Services -- 5.6%
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class F
     5.75% due 09/11/38*(1)(2).......................... $  445,000 $  449,061
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class G
     5.75% due 09/11/38*(1).............................     76,000     75,787
    Chase Funding Mtg. Loan Asset-Backed Certs.
     Series 2003-6, Class 1A6
     4.59% due 05/25/15.................................    197,437    194,499
    Commercial Mtg. Pass Through Certs.
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39(1)..............................  1,403,000  1,363,270
    Countrywide Asset-Backed Certs.
     Series 2006-S6, Class A3
     5.66% due 03/25/34.................................    739,000    742,378
    Countrywide Asset-Backed Cert.
     Series 2006-S4, Class A3
     5.80% due 07/25/34.................................    910,000    917,252
    J.P. Morgan Chase Commercial Mtg. Securities Corp.,
     Series 2006-CB16, Class E
     5.84% due 05/12/45*(1).............................    300,000    306,234
    Morgan Stanley Capital I,
     Series 2006-IQ12, Class AJ
     5.40% due 12/15/43(1)..............................    680,000    681,591
    Morgan Stanley Capital I,
     Series 2006-IQ12, Class D
     5.53% due 12/15/43(1)..............................    480,000    483,480
    Ocwen Advance Receivables Backed
     Notes
     Series 2006-1A
     5.34% due 11/24/15*(3).............................    500,000    500,370
    Residential Asset Securities Corp.,
     Series 2003-KS10, Class AI6
     4.54% due 12/25/33.................................    200,000    195,691
    Wachovia Bank Commercial Mtg. Trust
     Series 2006-C27, Class A3
     5.77% due 07/15/45(1)..............................    690,000    713,336
    Wachovia Bank Commercial Mtg. Trust,
     Series 2006-WL7A, Class F
     5.87% due 09/15/21*(1)(4)..........................  1,065,000  1,065,524
    Wells Fargo Mtg. Backed Securities Trust
     Series 2006-AR12, Class 2A1
     6.11% due 09/25/36(5)..............................    573,551    580,608
                                                                    ----------
  Total Asset Backed Securities
     (cost $8,218,664)..................................             8,269,081
                                                                    ----------
  CONVERTIBLE BONDS & NOTES -- 0.0%
  Telecom Services -- 0.0%
    ICO North America, Inc.
     Notes
     7.50% due 08/15/09(3)(6)(11)
     (cost $25,000).....................................     25,000     26,250
                                                                    ----------
  CORPORATE BONDS & NOTES -- 25.6%
  Aerospace/Defense -- 0.4%
    Raytheon Co.
     Debentures
     6.00% due 12/15/10.................................     85,000     86,495
    Raytheon Co.
     Senior Notes
     6.75% due 08/15/07.................................    233,000    234,268
    Raytheon Co.
     Senior Notes
     6.75% due 03/15/18.................................    295,000    328,239
                                                                    ----------
                                                                       649,002
                                                                    ----------

                                                 Principal   Value
                   Security Description           Amount    (Note 2)
           ----------------------------------------------------------
           Agricultural Chemicals -- 0.1%
             Mosaic Global Holdings, Inc.
              Debentures
              7.38% due 08/01/18................ $ 20,000  $   19,650
             Terra Capital, Inc.
              Senior Notes
              7.00% due 02/01/17*...............   50,000      49,750
             The Mosaic Co.
              Senior Notes
              7.38% due 12/01/14*...............   95,000      98,087
                                                           ----------
                                                              167,487
                                                           ----------
           Airlines -- 0.2%
             American Airlines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.82% due 05/23/11................  295,000     301,637
                                                           ----------
           Auto - Cars/Light Trucks -- 0.4%
             DaimlerChrysler NA Holding Corp.
              Notes
              5.75% due 09/08/11................  100,000     101,383
             Ford Motor Co.
              Debentures
              6.38% due 02/01/29................  330,000     244,200
             General Motors Corp.
              Debentures
              7.70% due 04/15/16................   10,000       9,525
             General Motors Corp.
              Debentures
              8.25% due 07/15/23................  165,000     153,450
             General Motors Corp.
              Debentures
              8.38% due 07/15/33................   30,000      27,825
                                                           ----------
                                                              536,383
                                                           ----------
           Banks - Commercial -- 1.2%
             Bank of Tokyo-Mitsubishi UFJ, Ltd.
              Sub. Notes
              7.40% due 06/15/11................   85,000      92,240
             Colonial Bank NA
              Sub. Notes
              6.38% due 12/01/15................  170,000     177,609
             Compass Bank
              Notes
              5.50% due 04/01/20................  300,000     301,783
             First Maryland Capital II
              Company Guar. Senior Notes
              6.21% due 02/01/27(4).............  159,000     155,433
             Popular North America, Inc.
              Company Guar. Notes
              5.65% due 04/15/09................  120,000     120,696
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13................  170,000     166,866
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14................  293,000     300,659
             UBS AG
              Sub. Notes
              5.88% due 07/15/16................  293,000     307,436
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16................  170,000     176,161
             US Bank NA
              Notes
              3.90% due 08/15/08................   32,000      31,450
                                                           ----------
                                                            1,830,333
                                                           ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal   Value
                   Security Description             Amount    (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Banks-Money Center -- 0.4%
         BankBoston Capital Trust IV
          Company Guar. Notes
          5.95% due 06/08/28(4)................... $181,000  $  177,780
         HSBC Capital Funding LP
          Company Guar. Bonds
          4.61% due 06/27/13*(4)(7)...............  232,000     221,693
         RBS Capital Trust I Bank
          Guar. Notes
          4.71% due 07/01/13(4)(7)................  180,000     172,823
                                                             ----------
                                                                572,296
                                                             ----------
         Banks - Special Purpose -- 0.1%
           Rabobank Capital Funding II
            Bonds
            5.26% due 12/31/13*(4)(7).............  175,000     172,818
                                                             ----------
         Banks - Super Regional -- 1.4%
           Bank of America Corp.
            Sub. Notes
            5.49% due 03/15/19*...................  293,000     294,711
           Capital One Financial Corp.
            Senior Notes
            5.70% due 09/15/11....................  200,000     203,326
           Fifth Third Bancorp.
            Sub. Notes
            5.45% due 01/15/17....................  293,000     294,278
           Huntington National Bank
            Sub. Notes
            6.60% due 06/15/18....................  293,000     314,701
           JPMorgan Chase
            Sub. Notes
            6.13% due 11/01/08....................  138,000     139,906
           JPMorgan Chase Bank NA
            Sub. Notes
            5.88% due 06/13/16....................  293,000     304,256
           Wachovia Capital Trust III
            Bank Guar.
            5.80% due 03/15/11(4)(7)..............  230,000     233,834
           Wells Fargo & Co.
            Notes
            3.98% due 10/29/10....................  252,000     243,046
                                                             ----------
                                                              2,028,058
                                                             ----------
         Brewery -- 0.2%
           Anheuser-Busch Cos., Inc.
            Bonds
            6.00% due 11/01/41....................  322,000     324,321
                                                             ----------
         Broadcast Services/Program -- 0.0%
           Nexstar Finance, Inc.
            Senior Sub. Notes
            7.00% due 01/15/14....................   55,000      53,075
                                                             ----------
         Building Products - Air & Heating -- 0.0%
           American Standard, Inc.
            Company Guar. Notes
            7.38% due 02/01/08....................   68,000      68,957
                                                             ----------
         Cable TV -- 0.7%
           CCH I LLC
            Company Guar. Notes
            11.00% due 10/01/15...................   74,000      76,775
           CCH II LLC/CCH II Capital Corp.
            Company Guar. Notes
            10.25% due 10/01/13...................  180,000     195,300
           Comcast Corp.
            Company Guar. Notes
            5.88% due 02/15/18....................  220,000     224,135

                                                  Principal   Value
                  Security Description             Amount    (Note 2)

         Cable TV (continued)
           Comcast Corp.
            Company Guar. Notes
            6.50% due 01/15/15................... $290,000  $  309,578
           Cox Communications, Inc.
            Bonds
            5.50% due 10/01/15...................  200,000     199,181
                                                            ----------
                                                             1,004,969
                                                            ----------
         Casino Hotels -- 0.1%
           MGM Mirage, Inc.
            Senior Notes
            5.88% due 02/27/14...................  200,000     186,000
           Riviera Holdings Corp.
            Company Guar. Notes
            11.00% due 06/15/10..................   25,000      26,250
                                                            ----------
                                                               212,250
                                                            ----------
         Cellular Telecom -- 0.4%
           American Cellular Corp.
            Senior Notes
            10.00% due 08/01/11..................  185,000     196,794
           Centennial Communications Corp.
            Senior Notes
            11.11% due 01/01/13(4)...............  200,000     211,000
           Rural Cellular Corp.
            Senior Sub. Notes
            9.75% due 01/15/10...................  140,000     143,675
                                                            ----------
                                                               551,469
                                                            ----------
         Chemicals - Diversified -- 0.2%
           EI Du Pont de Nemours & Co.
            Senior Notes
            4.88% due 04/30/14...................   54,000      52,859
           ICI Wilmington, Inc.
            Company Guar. Notes
            7.05% due 09/15/07...................  230,000     231,682
                                                            ----------
                                                               284,541
                                                            ----------
         Chemicals - Specialty -- 0.3%
           Huntsman International LLC
            Company Guar.
            7.88% due 11/15/14*..................  125,000     129,375
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  220,000     228,800
           Nalco Co.
            Senior Notes
            7.75% due 11/15/11...................   75,000      77,437
                                                            ----------
                                                               435,612
                                                            ----------
         Commercial Services -- 0.1%
           The ServiceMaster Co.
            Notes
            7.88% due 08/15/09...................   72,000      75,053
                                                            ----------
         Computer Services -- 0.1%
           Computer Sciences Corp.
            Notes
            3.50% due 04/15/08...................   85,000      82,891
                                                            ----------
         Consulting Services -- 0.1%
           FTI Consulting, Inc.
            Company Guar. Notes
            7.63% due 06/15/13...................  100,000     103,750
                                                            ----------
         Containers - Paper/Plastic -- 0.1%
           Jefferson Smurfit Corp.
            Senior Guar. Notes
            8.25% due 10/01/12...................   25,000      25,500
           Pliant Corp.
            Company Guar. Notes
            11.13% due 09/01/09..................  146,000     145,635
                                                            ----------
                                                               171,135
                                                            ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal  Value
                    Security Description              Amount   (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Cosmetics & Toiletries -- 0.2%
           Procter & Gamble Co.
            Senior Notes
            5.55% due 03/05/37...................... $350,000  $348,985
                                                               --------
         Direct Marketing -- 0.1%
           Affinity Group, Inc.
            Senior Sub. Notes
            9.00% due 02/15/12......................   95,000    96,900
                                                               --------
         Diversified Financial Services -- 0.3%
           AXA Financial, Inc.
            Senior Notes
            6.50% due 04/01/08......................  150,000   151,554
           General Electric Capital Corp.
            Senior Notes
            5.65% due 06/09/14......................  293,000   300,615
                                                               --------
                                                                452,169
                                                               --------
         Diversified Manufactured Operations -- 0.2%
           Crane Co.
            Senior Notes
            6.55% due 11/15/36......................  350,000   357,371
                                                               --------
         Electric - Distribution -- 0.0%
           Old Dominion Electric Cooperative
            1st Mtg. Bonds
            5.68% due 12/01/28......................   43,083    44,109
                                                               --------
         Electric - Generation -- 0.1%
           AES Corp.
            Senior Notes
            8.88% due 02/15/11......................  190,000   204,250
                                                               --------
         Electric - Integrated -- 2.4%
           American Electric Power Co., Inc.
            Senior Notes
            4.71% due 08/16/07......................   90,000    89,780
           Appalachian Power Co.
            Senior Notes
            5.00% due 06/01/17......................  102,000    97,639
           Baltimore Gas & Electric
            Senior Notes
            6.35% due 10/01/36*.....................  210,000   221,885
           Centerpoint Energy, Inc.
            Senior Notes
            5.88% due 06/01/08......................  190,000   191,085
           Cleveland Electric Illuminating Co.
            Senior Notes
            5.95% due 12/15/36......................  135,000   132,931
           Commonwealth Edison Co.
            1st Mtg. Bonds
            5.40% due 12/15/11......................  230,000   230,229
           Commonwealth Edison Co.
            1st Mtg. Bonds
            5.95% due 08/15/16......................  190,000   194,511
           Consumers Energy Co.
            1st Mtg. Bonds
            4.25% due 04/15/08......................  170,000   168,101
           Dominion Resources, Inc.
            Senior Notes
            5.69% due 05/15/08......................  165,000   165,857
           Dominion Resources, Inc.
            Junior Sub. Notes
            6.30% due 09/30/66(4)...................  266,000   271,002
           Duke Energy Corp.
            Senior Notes
            4.20% due 10/01/08......................  150,000   147,904

                                                Principal   Value
                  Security Description           Amount    (Note 2)

           ---------------------------------------------------------
           Electric - Integrated (continued)
             Duke Energy Indiana, Inc.
              Debentures
              5.00% due 09/15/13............... $145,000  $  142,216
             Entergy Louisiana LLC
              1st Mtg. Bonds
              5.83% due 11/01/10...............  255,000     254,719
             Mirant Mid Atlantic LLC
              Pass Through Certs.
              Series B
              9.13% due 06/30/17...............   89,453     101,976
             Pepco Holdings, Inc.
              Notes
              5.50% due 08/15/07...............  193,000     193,125
             Pepco Holdings, Inc.
              Notes
              6.45% due 08/15/12...............   90,000      94,515
             PSEG Power LLC
              Company Guar. Notes
              7.75% due 04/15/11...............  115,000     125,392
             PSI Energy, Inc.
              Debentures
              7.85% due 10/15/07...............  287,000     291,295
             Public Service Electric & Gas Co.
              Sec. Notes
              5.00% due 08/15/14...............   84,000      82,302
             Puget Sound Energy, Inc.
              Senior Notes
              5.20% due 10/01/15...............  268,000     262,461
             Southern Energy, Inc.
              Notes
              7.90% due 07/15/09+(3)(6)(11)....  150,000           0
             Virginia Electric & Power Co.
              Notes
              4.10% due 12/15/08...............  157,000     154,039
                                                          ----------
                                                           3,612,964
                                                          ----------
           Electronics - Military -- 0.1%
             L-3 Communications Corp.
              Senior Sub. Notes
              6.38% due 10/15/15...............  145,000     144,275
                                                          ----------
           Enterprise Software/Service -- 0.0%
             Oracle Corp.
              Notes
              5.00% due 01/15/11...............   56,000      55,982
                                                          ----------
           Finance - Auto Loans -- 0.7%
             Ford Motor Credit Co.
              Senior Notes
              5.80% due 01/12/09...............   19,000      18,663
             Ford Motor Credit Co.
              Notes
              6.63% due 06/16/08...............  105,000     105,272
             Ford Motor Credit Co.
              Notes
              7.38% due 10/28/09...............  310,000     312,327
             General Motors Acceptance Corp.
              Notes
              6.75% due 12/01/14...............  285,000     284,237
             General Motors Acceptance Corp.
              Notes
              6.88% due 09/15/11...............  355,000     359,261
             General Motors Acceptance Corp.
              Notes
              6.88% due 08/28/12...............   12,000      12,091
                                                          ----------
                                                           1,091,851
                                                          ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal   Value
                   Security Description             Amount    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Finance - Commercial -- 0.1%
          Transamerica Finance Corp.
           Senior Notes
           6.40% due 09/15/08..................... $ 79,000  $   80,411
                                                             ----------
        Finance - Consumer Loans -- 0.2%
          John Deere Capital Corp.
           Notes
           5.40% due 10/15/11.....................  252,000     254,874
                                                             ----------
        Finance - Investment Banker/Broker -- 0.5%
          Merrill Lynch & Co., Inc.
           Bonds
           6.11% due 01/29/37.....................  400,000     399,469
          Morgan Stanley
           Notes
           5.45% due 01/09/17.....................  317,000     314,884
                                                             ----------
                                                                714,353
                                                             ----------
        Finance - Mortgage Loan/Banker -- 0.9%
          Countrywide Financial Corp.
           Sub. Notes
           6.25% due 05/15/16.....................  330,000     335,864
          Residential Capital Corp.
           Senior Notes
           6.38% due 06/30/10.....................  550,000     554,808
          Residential Capital LLC
           Company Guar.
           6.13% due 11/21/08.....................  155,000     155,606
          Residential Capital LLC
           Senior Notes
           6.50% due 04/17/13.....................  330,000     333,190
                                                             ----------
                                                              1,379,468
                                                             ----------
        Food - Misc. -- 0.1%
          Kraft Foods, Inc.
           Senior Bonds
           5.63% due 11/01/11.....................  150,000     152,843
                                                             ----------
        Funeral Services & Related Items -- 0.1%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16.....................  205,000     204,487
                                                             ----------
        Gas - Distribution -- 0.2%
          Sempra Energy
           Senior Notes
           4.62% due 05/17/07.....................  161,000     160,769
          Southern California Gas Co.
           1st Mtg. Bonds
           5.75% due 11/15/35.....................  110,000     111,684
                                                             ----------
                                                                272,453
                                                             ----------
        Home Furnishings -- 0.0%
          Simmons Co.
           Senior Discount Notes
           10.00% due 12/15/14(8).................   18,000      14,940
                                                             ----------
        Independent Power Producers -- 0.4%
          Calpine Corp.
           Secured Notes
           8.75% due 07/15/13*(9).................  380,000     398,050
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16.....................  215,000     219,300
                                                             ----------
                                                                617,350
                                                             ----------

                                                 Principal   Value
                  Security Description            Amount    (Note 2)

          -----------------------------------------------------------
          Insurance Brokers -- 0.1%
            Marsh & McLennan Cos., Inc.
             Senior Notes
             5.15% due 09/15/10................. $145,000  $  144,210
            Marsh & McLennan Cos., Inc.
             Senior Notes
             7.13% due 06/15/09.................   75,000      77,872
                                                           ----------
                                                              222,082
                                                           ----------
          Insurance - Life/Health -- 0.2%
            Americo Life, Inc.
             Notes
             7.88% due 05/01/13*................  109,000     112,352
            Monumental Global Funding II
             Notes
             5.65% due 07/14/11*................  120,000     122,583
                                                           ----------
                                                              234,935
                                                           ----------
          Insurance - Multi-line -- 0.1%
            Metropolitan Life Global Funding I
             Sec. Notes
             5.75% due 07/25/11*................   90,000      92,368
                                                           ----------
          Insurance - Property/Casualty -- 0.7%
            Ace INA Holdings, Inc.
             Company Guar. Notes
             5.70% due 02/15/17.................  294,000     299,387
            Crum & Forster Holdings Corp.
             Senior Notes
             10.38% due 06/15/13................  145,000     156,237
            Fidelity National Title Group, Inc.
             Notes
             7.30% due 08/15/11.................  316,000     330,296
            WR Berkley Corp.
             Senior Sub. Notes
             6.25% due 02/15/37.................  310,000     318,137
                                                           ----------
                                                            1,104,057
                                                           ----------
          Leisure Products -- 0.1%
            Brunswick Corp.
             Notes
             5.00% due 06/01/11.................  134,000     130,549
                                                           ----------
          Machinery - Farming -- 0.1%
            Case Corp.
             Notes
             7.25% due 01/15/16.................  115,000     119,600
                                                           ----------
          Medical Products -- 0.3%
            Baxter International, Inc.
             Senior Notes
             5.90% due 09/01/16.................  293,000     304,646
            Universal Hospital Services, Inc.
             Senior Notes
             10.13% due 11/01/11................   85,000      90,313
                                                           ----------
                                                              394,959
                                                           ----------
          Medical - Drugs -- 0.3%
            American Home Products Corp.
             Notes
             6.95% due 03/15/11.................  100,000     106,770
            Merck & Co., Inc.
             Notes
             2.50% due 03/30/07.................  116,000     115,783
            Wyeth
             Bonds
             5.50% due 02/01/14.................  293,000     297,739
                                                           ----------
                                                              520,292
                                                           ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                   Security Description               Amount    (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Medical - HMO -- 0.1%
         WellPoint, Inc.
          Notes
          3.75% due 12/14/07........................ $190,564  $  188,232
                                                               ----------
       Medical - Hospitals -- 0.4%
         HCA, Inc.
          Senior Notes
          6.95% due 05/01/12........................  250,000     240,000
         HCA, Inc.
          Sec. Notes
          9.13% due 11/15/14*.......................   50,000      53,250
         HCA, Inc.
          Sec. Notes
          9.25% due 11/15/16*.......................  220,000     235,675
                                                               ----------
                                                                  528,925
                                                               ----------
       Medical - Wholesale Drug Distribution -- 0.2%
         Cardinal Health, Inc.
          Senior Notes
          5.80% due 10/15/16*.......................  293,000     296,418
                                                               ----------
       Metal Processors & Fabrication -- 0.1%
         Timken Co.
          Notes
          5.75% due 02/15/10........................  133,000     132,332
                                                               ----------
       Metal-Aluminum -- 0.1%
         Alcoa, Inc.
          Bonds
          6.50% due 06/15/18........................  136,000     146,236
                                                               ----------
       Multimedia -- 1.0%
         Belo Corp.
          Senior Notes
          6.75% due 05/30/13........................   80,000      84,347
         Cox Enterprises, Inc.
          Notes
          7.88% due 09/15/10*.......................  397,000     427,894
         News America, Inc.
          Company Guar.
          7.30% due 04/30/28........................  280,000     312,775
         Time Warner Entertainment Co. LP
          Debentures
          8.38% due 03/15/23........................  160,000     192,992
         Time Warner Entertainment Co. LP
          Senior Notes
          8.38% due 07/15/33........................  305,000     385,321
         Time Warner, Inc.
          Company Guar. Notes
          6.75% due 04/15/11........................   80,000      84,398
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36........................   70,000      71,908
                                                               ----------
                                                                1,559,635
                                                               ----------
       Non - Hazardous Waste Disposal -- 0.1%
         Republic Services, Inc.
          Notes
          6.09% due 03/15/35........................   75,000      75,462
                                                               ----------
       Office Automation & Equipment -- 0.1%
         Pitney Bowes, Inc.
          Notes
          5.25% due 01/15/37........................  230,000     228,271
                                                               ----------

                                                      Principal   Value
                   Security Description                Amount    (Note 2)

     ---------------------------------------------------------------------
     Oil Companies - Exploration & Production -- 0.9%
       Apache Corp.
        Notes
        6.00% due 01/15/37........................... $272,000  $  279,665
       Chesapeake Energy Corp.
        Senior Notes
        7.50% due 09/15/13...........................  465,000     484,763
       Devon Energy Corp.
        Company Guar.
        7.95% due 04/15/32...........................  310,000     383,658
       Devon Financing Corp. ULC
        Company Guar. Notes
        6.88% due 09/30/11...........................  150,000     159,969
                                                                ----------
                                                                 1,308,055
                                                                ----------
     Oil Companies - Integrated -- 0.6%
       ConocoPhillips Canada Funding Co.
        Company Guar. Notes
        5.95% due 10/15/36...........................  108,000     112,307
       Hess Corp.
        Notes
        7.13% due 03/15/33...........................  335,000     375,709
       Hess Corp.
        Bonds
        7.88% due 10/01/29...........................   95,000     113,535
       Phillips Petroleum Co.
        Debentures
        7.00% due 03/30/29...........................  293,000     335,241
                                                                ----------
                                                                   936,792
                                                                ----------
     Oil Refining & Marketing -- 0.3%
       Premcor Refining Group, Inc
        Company Guar. Notes
        6.75% due 05/01/14...........................  396,000     413,265
                                                                ----------
     Oil - Field Services -- 0.1%
       Hanover Compressor Co.
        Senior Notes
        9.00% due 06/01/14...........................  190,000     206,150
                                                                ----------
     Paper & Related Products -- 0.5%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13...........................  150,000     139,875
       Georgia - Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*..........................   80,000      80,000
       Georgia - Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*..........................   20,000      20,000
       Plum Creek Timberlands LP
        Company Guar. Notes
        5.88% due 11/15/15...........................  138,000     138,033
       Temple - Inland, Inc.
        Bonds
        6.63% due 01/15/18...........................  165,000     175,312
       Westvaco Corp.
        Bonds
        7.95% due 02/15/31...........................  125,000     143,013
                                                                ----------
                                                                   696,233
                                                                ----------
     Pipelines -- 0.5%
       Centerpoint Energy Resources Corp.
        Notes
        7.75% due 02/15/11...........................  170,000     184,429
       Copano Energy LLC
        Senior Notes
        8.13% due 03/01/16...........................  195,000     201,825

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                   Security Description            Amount    (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Pipelines (continued)
            Duke Energy Field Services LLC
             Notes
             6.88% due 02/01/11.................. $ 80,000  $   84,318
            Dynegy - Roseton Danskammer
             Pass Through Certs.
             Series B
             7.67% due 11/08/16..................  100,000     106,000
            Enbridge Energy Partners LP
             Senior Notes
             5.88% due 12/15/16..................   87,000      88,368
            ONEOK Partners LP
             Company Guar. Senior Notes
             6.15% due 10/01/16..................  105,000     108,428
                                                            ----------
                                                               773,368
                                                            ----------
          Precious Metals -- 0.1%
            Barrick Gold Finance, Inc.
             Company Guar. Debentures
             7.50% due 05/01/07..................  112,000     112,351
                                                            ----------
          Private Corrections -- 0.1%
            Corrections Corp. of America
             Company Guar. Notes
             6.25% due 03/15/13..................  100,000      99,750
                                                            ----------
          Publishing - Newspapers -- 0.1%
            Knight Ridder, Inc.
             Debentures
             6.88% due 03/15/29..................   85,000      84,378
            Knight Ridder, Inc.
             Debentures
             7.15% due 11/01/27..................  105,000     104,874
                                                            ----------
                                                               189,252
                                                            ----------
          Radio -- 0.2%
            Chancellor Media Corp.
             Company Guar. Senior Notes
             8.00% due 11/01/08..................  238,000     246,946
                                                            ----------
          Real Estate Investment Trusts -- 0.7%
            AvalonBay Communities, Inc.
             Senior Notes
             5.75% due 09/15/16..................  210,000     215,843
            Health Care Property Investors, Inc.
             Senior Notes
             5.65% due 12/15/13..................  220,000     220,174
            Heritage Property Investment Trust
             Notes
             4.50% due 10/15/09..................   75,000      73,520
            Mack - Cali Realty LP
             Bonds
             5.80% due 01/15/16..................   80,000      81,099
            Reckson Operating Partnership LP
             Senior Notes
             6.00% due 03/31/16..................   47,000      46,504
            Simon Property Group LP
             Notes
             5.00% due 03/01/12..................  231,000     229,592
            Simon Property Group LP
             Notes
             5.38% due 08/28/08..................   84,000      84,168
            Vornado Realty LP
             Notes
             4.50% due 08/15/09..................  150,000     146,891
                                                            ----------
                                                             1,097,791
                                                            ----------

                                                             Principal   Value
                   Security Description                       Amount    (Note 2)

---------------------------------------------------------------------------------
Real Estate Management/Services -- 0.1%
  AMB Property LP
   Company Guar. Notes
   5.90% due 08/15/13....................................... $ 76,000  $   77,937
                                                                       ----------
Recycling -- 0.1%
  Aleris International, Inc.
   Senior Notes
   9.00% due 06/15/07*(10)..................................  100,000     106,000
  Aleris International, Inc.
   Senior Sub. Notes
   10.00% due 12/15/16*.....................................   50,000      52,500
                                                                       ----------
                                                                          158,500
                                                                       ----------
Research & Development -- 0.0%
  Alion Science and Technology Corp.
   Senior Notes
   10.25% due 02/01/15*.....................................   50,000      52,000
                                                                       ----------
Retail - Building Products -- 0.2%
  Home Depot, Inc.
   Senior Notes
   5.88% due 12/16/36.......................................  293,000     293,999
                                                                       ----------
Retail - Drug Store -- 0.2%
  CVS Lease Pass Through Trust
   Pass Through Certs.
   6.04% due 12/10/28*......................................  249,167     251,369
                                                                       ----------
Savings & Loans/Thrifts -- 0.8%
  Downey Financial Corp.
   Senior Notes
   6.50% due 07/01/14.......................................  170,000     172,306
  Independence Community Bank Corp.
   Notes
   3.50% due 06/20/13(4)....................................   81,000      79,204
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10.......................................  280,000     275,819
  Washington Mutual Preferred Funding II
   Bonds
   6.67% due 12/15/16(4)(7).................................  428,000     431,467
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................  164,000     178,844
                                                                       ----------
                                                                        1,137,640
                                                                       ----------
Special Purpose Entities -- 1.2%
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................  293,000     289,058
  Capital One Capital IV
   Company Guar. Bonds
   6.75% due 02/17/37.......................................  180,000     183,058
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  300,000     320,250
  Cyrus Reinsurance Holdings SPC
   Senior Notes
   6.37% due 09/01/08*(3)(4)................................  383,000     383,000
  Norbord Delaware GP I
   Company Guar. Notes
   6.45% due 02/15/17*......................................  127,000     129,495
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................  220,000     220,921
  Principal Life Global Funding I
   Notes
   5.25% due 01/15/13*......................................  219,000     218,985
                                                                       ----------
                                                                        1,744,767
                                                                       ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Telecom Services -- 0.2%
           Bellsouth Telecommunications, Inc.
            Debentures
            7.00% due 12/01/95................... $264,000  $   276,119
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14...................   45,000       47,756
                                                            -----------
                                                                323,875
                                                            -----------
         Telephone - Integrated -- 0.5%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11...................  140,000      152,615
           Citizens Communications Co.
            Senior Notes
            9.00% due 08/15/31...................   25,000       27,688
           GTE Northwest, Inc.
            Debentures
            5.55% due 10/15/08...................   95,000       95,379
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07...................  245,000      245,613
           Level 3 Financing, Inc.
            Senior Notes
            8.75% due 02/15/17*..................   20,000       20,076
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................  115,000      130,469
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................   80,000       84,539
                                                            -----------
                                                                756,379
                                                            -----------
         Television -- 0.1%
           Paxson Communication Corp.
            Sec. Senior Notes
            11.61% due 01/15/13*(4)..............  130,000      135,850
                                                            -----------
         Transport - Air Freight -- 0.6%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-1
            7.20% due 01/02/19...................  322,108      330,966
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  211,305      234,021
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/19...................  269,504      281,295
                                                            -----------
                                                                846,282
                                                            -----------
         Transport - Rail -- 0.1%
           Burlington Northern Santa Fe Corp.
            Debentures
            7.29% due 06/01/36...................  176,000      208,057
                                                            -----------
         Transport - Services -- 0.3%
           FedEx Corp.
            Company Guar. Notes
            5.50% due 08/15/09...................   90,000       90,687
           Ryder System, Inc.
            Notes
            5.85% due 03/01/14...................   88,000       89,044
           Ryder System, Inc.
            Notes
            5.85% due 11/01/16...................  220,000      219,555
                                                            -----------
                                                                399,286
                                                            -----------
         Total Corporate Bonds & Notes
            (cost $37,584,681)...................            38,166,319
                                                            -----------

                                                           Principal   Value
                  Security Description                      Amount    (Note 2)

-------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES -- 6.3%
Banks - Commercial -- 0.9%
  Banco Continental de Panama SA
   Notes
   6.63% due 12/01/10*.................................... $ 48,000  $   48,174
  Barclays Bank PLC
   Sub. Notes
   5.93% due 12/15/16*(4)(7)..............................  250,000     255,970
  Caisse Nationale des Caisses d'Epargne et de Prevoyance
   Notes
   4.96% due 12/30/09(4)(7)...............................  132,000     108,900
  Glitnir Banki HF
   Bonds
   7.45% due 09/14/16*(4)(7)..............................   88,000      96,143
  Landsbanki Islands HF
   Notes
   6.10% due 08/25/11*....................................  100,000     103,532
  NIB Capital Bank
   Bonds
   5.82% due 12/11/13*(4)(7)..............................   80,000      79,849
  Royal Bank of Scotland Group, PLC
   Bonds
   7.65% due 09/30/31(4)(7)...............................  390,000     472,563
  Sumitomo Mitsui Banking Corp.
   Notes
   5.63% due 10/15/15*(4)(7)..............................  180,000     178,459
                                                                     ----------
                                                                      1,343,590
                                                                     ----------
Banks - Money Center -- 0.3%
  HBOS Capital Funding LP
   Company Guar. Notes
   6.85% due 03/23/09(7)..................................  288,000     290,534
  Mizuho Financial Group Cayman, Ltd.
   Bank Guar. Notes
   8.38% due 04/27/09(7)..................................  165,000     174,702
  National Westminster Bank PLC
   Sub. Notes
   7.75% due 10/16/07(4)(7)...............................   63,000      63,697
                                                                     ----------
                                                                        528,933
                                                                     ----------
Beverages - Wine/Spirits -- 0.1%
  Diageo Capital PLC
   Company Guar. Notes
   5.13% due 01/30/13.....................................  220,000     219,525
                                                                     ----------
Brewery -- 0.2%
  SABMiller PLC
   Notes
   6.50% due 07/01/16*....................................  293,000     311,701
                                                                     ----------
Broadcast Services/Program -- 0.1%
  Grupo Televisa SA
   Senior Notes
   6.63% due 03/18/25.....................................  176,000     185,009
                                                                     ----------
Building Products - Cement -- 0.4%
  C8 Capital SPV, Ltd.
   Notes
   6.64% due 12/31/14*(4)(7)..............................  535,000     537,712
                                                                     ----------
Cellular Telecom -- 0.3%
  America Movil SA de CV
   Bonds
   6.38% due 03/01/35.....................................   91,000      91,640
  Vodafone Group PLC
   Notes
   6.15% due 02/27/37.....................................  360,000     358,966
                                                                     ----------
                                                                        450,606
                                                                     ----------
Cruise Lines -- 0.1%
  Royal Caribbean Cruises, Ltd.
   Senior Notes
   7.00% due 06/15/13.....................................  100,000     103,706
                                                                     ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                      Principal   Value
                   Security Description                Amount    (Note 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Diversified Manufactured Operations -- 0.1%
       Tyco International Group SA
        Company Guar. Notes
        6.00% due 11/15/13........................... $160,000  $  170,224
                                                                ----------
     Electric - Integrated -- 0.2%
       Empresa Nacional de Electricidad SA
        Bonds
        7.33% due 02/01/37...........................  210,000     233,569
                                                                ----------
     Finance - Consumer Loans -- 0.1%
       Aiful Corp.
        Notes
        4.45% due 02/16/10*..........................   85,000      82,366
                                                                ----------
     Finance - Investment Banker/Broker -- 0.2%
       Kaupthing Bank
        Sub. Notes
        7.13% due 05/19/16*..........................  246,000     270,774
                                                                ----------
     Insurance - Multi-line -- 0.7%
       Aegon NV
        Sub. Notes
        5.31% due 07/15/14(4)(7).....................  189,000     162,540
       AXA SA
        Sub. Notes
        6.38% due 12/14/36*(4)(7)....................  200,000     199,132
       Catlin Insurance Co., Ltd.
        Notes
        7.25% due 01/19/17*(4)(7)....................  388,000     397,480
       ING Groep NV
        Bonds
        5.78% due 12/08/15(4)(7).....................  330,000     333,888
                                                                ----------
                                                                 1,093,040
                                                                ----------
     Investment Companies -- 0.1%
       Canadian Oil Sands, Ltd.
        Notes
        5.80% due 08/15/13*..........................  164,000     165,730
                                                                ----------
     Medical - Drugs -- 0.2%
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        7.75% due 04/01/14...........................  110,000     103,400
       Angiotech Pharmaceuticals, Inc.
        Senior Notes
        9.11% due 12/01/13*(4).......................   60,000      61,950
       Elan Finance PLC
        Company Guar. Bonds
        7.75% due 11/15/11...........................  145,000     142,825
                                                                ----------
                                                                   308,175
                                                                ----------
     Oil Companies - Exploration & Production -- 0.1%
       Nexen, Inc.
        Bonds
        5.88% due 03/10/35...........................   85,000      82,546
       Nexen, Inc.
        Notes
        7.88% due 03/15/32...........................   68,000      82,873
                                                                ----------
                                                                   165,419
                                                                ----------
     Oil Companies - Integrated -- 0.1%
       Petro-Canada
        Notes
        5.95% due 05/15/35...........................  125,000     122,957
                                                                ----------

                                                    Principal   Value
                   Security Description              Amount    (Note 2)

       -----------------------------------------------------------------
       Paper & Related Products -- 0.1%
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10....................... $ 95,000  $   97,375
                                                              ----------
       Pipelines -- 0.1%
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16.......................  138,000     131,348
                                                              ----------
       Property Trust -- 0.1%
         WEA Finance LLC/WCI Finance LLC
          Senior Notes
          5.70% due 10/01/16*......................  105,000     106,591
                                                              ----------
       Real Estate Operations & Development -- 0.1%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08.......................  166,000     173,968
                                                              ----------
       Satellite Telecom -- 0.1%
         Intelsat Bermuda, Ltd.
          Senior Notes
          8.87% due 01/15/15*(4)...................  140,000     143,325
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          9.25% due 06/15/16*......................   20,000      22,100
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13.......................   50,000      45,375
                                                              ----------
                                                                 210,800
                                                              ----------
       Special Purpose Entities -- 1.0%
         Aries Vermoegensverwaltungs GmbH
          Bonds
          9.60% due 10/25/14.......................  500,000     643,550
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(7)....................  260,000     272,990
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08.......................  110,000     105,864
         SMFG Preferred Capital
          Bonds
          6.08% due 01/25/17*(4)(7)................  272,000     275,161
         SovRisc BV
          Notes
          4.63% due 10/31/08*......................  174,000     172,822
                                                              ----------
                                                               1,470,387
                                                              ----------
       Telecom Services -- 0.2%
         Telenet Group Holdings NV
          Disc. Notes
          11.50% due 06/15/14*(8)..................  146,000     134,685
         TELUS Corp.
          Notes
          7.50% due 06/01/07.......................  133,000     133,614
         TELUS Corp.
          Notes
          8.00% due 06/01/11.......................   45,000      49,421
                                                              ----------
                                                                 317,720
                                                              ----------
       Telephone - Integrated -- 0.3%
         British Telecommunications PLC
          Bonds
          8.63% due 12/15/30.......................   85,000     119,496

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                   Security Description              Amount    (Note 2)
        ----------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Telephone - Integrated (continued)
          Telecom Italia Capital SA
           Company Guar. Notes
           4.00% due 01/15/10...................... $205,000  $  197,842
          Telecom Italia Capital SA
           Company Guar. Bonds
           5.25% due 10/01/15......................  105,000     100,237
                                                              ----------
                                                                 417,575
                                                              ----------
        Transport - Rail -- 0.1%
          Canadian National Railway Co.
           Notes
           6.38% due 10/15/11......................  180,000     189,132
                                                              ----------
        Total Foreign Corporate Bonds & Notes
           (cost $9,243,003).......................            9,407,932
                                                              ----------
        FOREIGN GOVERNMENT AGENCIES -- 2.6%
        Sovereign -- 2.6%
          Federal Republic of Brazil
           Notes
           8.00% due 01/15/18......................  250,000     279,875
          Federal Republic of Brazil
           Bonds
           10.50% due 07/14/14.....................   70,000      89,495
          Government of United Kingdom
           Notes
           2.25% due 07/08/08*.....................  123,000     118,671
          Province of Quebec
           Debentures
           7.50% due 09/15/29......................  224,000     288,324
          Republic of Argentina
           Bonds
           5.48% due 08/03/12(4)(12)...............  250,000     178,625
          Republic of Argentina
           Notes
           8.28% due 12/31/33......................  284,117     324,604
          Republic of Turkey
           Notes
           9.00% due 06/30/11......................   65,000      72,020
          Republic of Turkey
           Senior Notes
           11.88% due 01/15/30.....................  600,000     915,750
          Republic of Venezuela
           Notes
           8.50% due 10/08/14......................   35,000      38,587
          Republic of Venezuela
           Bonds
           9.25% due 09/15/27......................  800,000     996,000
          Russian Federation
           Bonds
           5.00% due 03/31/30*(8)..................  102,000     115,515
          Russian Federation
           Notes
           8.25% due 03/31/10......................  365,559     380,949
          United Mexican States
           Notes
           6.75% due 09/27/34......................    2,000       2,183
                                                              ----------
        Total Foreign Government Agencies
           (cost $3,393,483).......................            3,800,598
                                                              ----------

                                                Principal    Value
                  Security Description           Amount     (Note 2)

          ------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 21.7%
          Federal Home Loan Bank -- 0.5%
            3.90% due 02/25/08................. $  365,000 $   361,138
            4.50% due 09/08/08.................    440,000     438,077
                                                           -----------
                                                               799,215
                                                           -----------
          Federal Home Loan Mtg. Corp. -- 11.2%
            4.35% due 06/02/08.................    420,000     417,042
            4.45% due 03/06/08.................    205,000     203,833
            4.50% due 11/01/08.................    580,697     563,895
            4.50% due 02/01/19.................    634,306     615,137
            4.50% due 07/01/19.................    500,630     485,501
            4.50% due 08/01/20.................    427,102     413,753
            5.00% due 12/14/18.................    300,000     295,788
            5.00% due 03/01/19.................    266,145     262,947
            5.00% due 10/01/33.................     66,370      64,575
            5.00% due 06/01/34.................  1,309,590   1,273,443
            5.00% due 12/01/34.................    428,638     416,807
            5.00% due 08/01/35.................  1,495,470   1,452,650
            5.00% due 11/01/35.................    895,006     869,379
            5.00% due 11/01/36.................    498,763     484,041
            5.00% due 01/01/37.................    650,000     630,813
            5.50% due 11/01/18.................    290,063     291,272
            5.50% due 10/01/33.................    749,487     745,476
            5.50% due 07/01/34.................    480,622     477,742
            5.50% due 02/01/35.................    599,301     595,249
            5.50% due 07/01/35.................     20,074      19,938
            5.72% due 08/01/36(4)..............  2,518,799   2,538,683
            5.85% due 01/01/37(4)..............    649,858     657,767
            6.00% due 07/01/35.................    649,643     656,114
            6.00% due 12/01/36.................  1,180,336   1,191,349
            6.50% due 12/01/32.................    458,415     470,539
            6.50% due 02/01/36.................    268,883     274,127
            6.50% due 09/01/36.................     14,244      14,517
            7.00% due 11/01/16.................     41,970      43,100
            7.00% due 07/01/32.................     67,630      69,865
            7.50% due 12/01/30.................      6,162       6,427
            7.50% due 04/01/31.................    101,094     105,366
            8.00% due 02/01/30.................     11,937      12,552
            8.00% due 07/01/30.................      2,321       2,441
                                                           -----------
                                                            16,622,128
                                                           -----------
          Federal National Mtg. Assoc. -- 9.8%
            3.88% due 02/01/08.................    315,000     311,618
            4.50% due 06/01/18.................    147,954     143,777
            4.75% due 12/15/10.................    202,000     201,685
            5.00% due 09/01/18.................     48,859      48,330
            5.00% due 10/01/18.................    547,198     541,280
            5.00% due 12/01/18.................    257,526     254,741
            5.00% due 02/01/20.................     80,933      79,979
            5.00% due 04/01/34.................    900,757     876,120
            5.00% due 01/01/37.................    998,885     969,683
            5.50% due 10/01/17.................     99,649     100,130
            5.50% due 05/01/18.................    107,553     108,042
            5.50% due 11/01/19.................    102,935     103,403
            5.50% due 12/01/33.................    664,282     660,471
            5.50% due 05/01/34.................    264,855     263,335
            5.50% due 12/01/35.................  1,029,334   1,022,057
            5.50% due 02/01/36(4)..............    500,255     502,348
            5.50% due 11/01/36.................  2,319,151   2,300,737
            5.50% due 12/01/36.................  1,596,857   1,577,080
            5.50% due 12/01/36.................    981,077     973,287
            6.00% due 09/01/16.................    179,621     182,627

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal
                                                  Amount/      Value
                  Security Description            Shares      (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal National Mtg. Assoc. (continued)
          6.00% due 12/01/16.................... $   40,315 $     40,990
          6.00% due 12/01/33....................    587,129      594,124
          6.00% due 07/01/34....................    539,814      545,760
          6.00% due 11/01/36....................  1,560,165    1,567,681
          6.50% due 02/01/17....................     71,799       73,559
          6.50% due 03/01/17....................     80,883       82,865
          6.50% due 04/01/29....................     79,987       82,281
          6.50% due 06/01/29....................    145,128      149,290
          6.50% due 07/01/32....................     77,188       79,255
          7.00% due 09/01/31....................    191,349      197,876
          7.50% due 11/01/14....................        905          918
                                                            ------------
                                                              14,635,329
                                                            ------------
        Government National Mtg. Assoc. -- 0.2%
          6.50% due 06/15/29....................     26,681       27,483
          6.50% due 10/15/32....................    284,085      292,345
          7.00% due 09/15/28....................     23,096       24,076
                                                            ------------
                                                                 343,904
                                                            ------------
        Total U.S. Government Agencies
           (cost $32,695,500)...................              32,400,576
                                                            ------------
        U.S. GOVERNMENT TREASURIES -- 30.1%
        United States Treasury Bonds -- 7.1%
          4.50% due 02/15/36....................    512,000      496,560
          6.25% due 08/15/23....................  2,000,000    2,333,282
          7.25% due 08/15/22....................  3,072,000    3,900,239
          7.88% due 02/15/21....................  3,000,000    3,950,157
                                                            ------------
                                                              10,680,238
                                                            ------------
        United States Treasury Notes -- 23.0%
          3.63% due 04/30/07....................  3,000,000    2,992,266
          3.75% due 03/31/07....................  9,000,000    8,988,048
          4.00% due 02/15/14....................  3,500,000    3,388,164
          4.25% due 11/15/14....................  5,000,000    4,906,250
          4.50% due 02/28/11....................  4,988,000    4,986,050
          4.63% due 10/31/11....................  2,000,000    2,008,594
          4.63% due 11/15/16....................  1,790,000    1,797,901
          4.75% due 01/31/12....................  5,000,000    5,050,585
          5.13% due 05/15/16....................    151,000      157,241
                                                            ------------
                                                              34,275,099
                                                            ------------
        Total U.S. Government Treasuries
           (cost $44,483,808)...................              44,955,337
                                                            ------------
        PREFERRED STOCK -- 1.2%
        Banks - Money Center -- 0.4%
          Santander Finance Preferred SA
           5.88%*(3)(4).........................     23,200      580,464
                                                            ------------
        Diversified Financial Services -- 0.2%
          General Electric Capital Corp.
           4.50%(8).............................     12,000      285,000
                                                            ------------
        Finance - Mortgage Loan/Banker -- 0.1%
          Fannie Mae
           Series O, 7.00%(4)...................      2,370      127,340
                                                            ------------
        Special Purpose Entity -- 0.3%
          Structured Repackaged Asset-Backed
           Trust Securities, 6.15%(4)...........     21,200      499,260
                                                            ------------
        Telephone - Integrated -- 0.2%
          AT&T, Inc.
           6.38%................................     10,800      268,704
                                                            ------------
        Total Preferred Stock
           (cost $1,787,335)....................               1,760,768
                                                            ------------
        Total Long - Term Investment Securities
           (cost $137,431,474)..................             138,786,861
                                                            ------------


                                                             Principal      Value
                   Security Description                       Amount       (Note 2)

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.2%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $ 10,728,436
   and collateralized by Federal National Mtg. Assoc.
   Notes, bearing interest at 4.38%, due 09/17/10 and
   having an approximate value of $11,052,203
   (cost $10,727,000)...................................... $10,727,000  $ 10,727,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $148,158,474)(13).................................       100.3%  149,513,861
Liabilities in excess of other assets......................        (0.3)     (380,975)
                                                            -----------  ------------
NET ASSETS --                                                     100.0% $149,132,886
                                                            ===========  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $11,970,245 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Commercial Mortgaged Back Security
(2)Variable Rate Security -- the rate reflected is as of February 28, 2007, maturity date reflects the stated maturity date.
(3)Fair valued security; (see Note 2)
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007
(5)Collateralized Mortgaged Obligation
(6)Illiquid security
(7)Perpetual maturity -- maturity date reflects the next call date.
(8)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(9)Company has filed Chapter 11 bankruptcy protection.
(10)Variable Rate Security -- the rate reflected is as of February 28, 2007 maturity date reflects next reset date.
(11)To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28 2007, the Core Bond Fund held the following restricted securities:

                                                                  Market
                        Acquisition          Acquisition Market    Value      % of
         Name              Date       Par       Cost     Value   Per Share Net Assets
----------------------- ----------- -------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09....  08/11/05   $ 25,000   $25,000   $26,250  $105.00     0.02%
Southern Energy, Inc.
 7.90% due 07/15/09....  01/10/06    150,000         0         0     0.00     0.00
                                                         -------              ----
                                                         $26,250              0.02%
                                                         =======              ====

(12)The par value of this security is at a ratio of 75.00/100
(13)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Repurchase Agreements.................... 8.0%
                 Finance -- Auto Loans.................... 5.9%
                 Oil Companies -- Exploration & Production 5.7%
                 Cable TV................................. 4.0%
                 Cellular Telecom......................... 4.0%
                 Pipelines................................ 3.9%
                 Independent Power Producers.............. 3.7%
                 Auto -- Cars/Light Trucks................ 3.3%
                 Medical -- Hospitals..................... 3.1%
                 Casino Hotels............................ 3.0%
                 Chemicals -- Specialty................... 3.0%
                 Special Purpose Entities................. 2.9%
                 Transport -- Air Freight................. 2.5%
                 Airlines................................. 2.1%
                 Telecom Services......................... 2.1%
                 Television............................... 1.9%
                 Electronic Components-Semiconductors..... 1.7%
                 Satellite Telecom........................ 1.7%
                 Paper & Related Products................. 1.6%
                 Telephone-Integrated..................... 1.6%
                 Medical -- Drugs......................... 1.5%
                 Agricultural Chemicals................... 1.2%
                 Oil-Field Services....................... 1.2%
                 Retail-Drug Store........................ 1.2%
                 Building & Construction Products -- Misc. 1.0%
                 Containers -- Metal/Glass................ 1.0%
                 Funeral Services & Related Items......... 1.0%
                 Theaters................................. 1.0%
                 Containers -- Paper/Plastic.............. 0.9%
                 Electric -- Generation................... 0.9%
                 Medical Products......................... 0.9%
                 Non-Hazardous Waste Disposal............. 0.9%
                 Broadcast Services/Program............... 0.8%
                 Housewares............................... 0.8%
                 Recycling................................ 0.8%
                 Electric -- Integrated................... 0.7%
                 Real Estate Investment Trusts............ 0.7%
                 Rental Auto/Equipment.................... 0.7%
                 Computer Services........................ 0.6%
                 Electronics -- Military.................. 0.6%
                 Specified Purpose Acquisitions........... 0.6%
                 Beverages -- Non-alcoholic............... 0.5%
                 Direct Marketing......................... 0.5%
                 Gambling (Non-Hotel)..................... 0.5%
                 Medical -- HMO........................... 0.5%
                 Printing -- Commercial................... 0.5%
                 Applications Software.................... 0.4%
                 Coal..................................... 0.4%
                 Consumer Products -- Misc................ 0.4%
                 Electronic Components -- Misc............ 0.4%
                 Machinery -- Farming..................... 0.4%
                 Retail -- Restaurants.................... 0.4%
                 Transport -- Marine...................... 0.4%
                 Auto/Truck Parts & Equipment-Original.... 0.3%
                 Diagnostic Kits.......................... 0.3%
                 Diversified Manufactured Operations...... 0.3%
                 Retail -- Petroleum Products............. 0.3%
                 Steel -- Producers....................... 0.3%
                 Steel -- Specialty....................... 0.3%
                 Textile -- Products...................... 0.3%
                 Transport -- Services.................... 0.3%
                 Building Products -- Wood................ 0.2%
                 Chemicals -- Diversified................. 0.2%
                 Commercial Services...................... 0.2%
                 Computers -- Memory Devices.............. 0.2%
                 Consulting Services...................... 0.2%
                 Energy -- Alternate Sources.............. 0.2%
                 Food -- Meat Products.................... 0.2%
                 Food -- Misc............................. 0.2%

                   Golf................................  0.2%
                   Home Furnishings....................  0.2%
                   Hotels/Motels.......................  0.2%
                   Insurance -- Property/Casualty......  0.2%
                   Medical Information Systems.........  0.2%
                   Medical -- Biomedical/Gene..........  0.2%
                   Medical -- Generic Drugs............  0.2%
                   Medical -- Nursing Homes............  0.2%
                   Metal Processors & Fabrication......  0.2%
                   Multimedia..........................  0.2%
                   Music...............................  0.2%
                   Private Corrections.................  0.2%
                   Publishing -- Periodicals...........  0.2%
                   Research & Development..............  0.2%
                   Retail -- Major Department Stores...  0.2%
                   Retail -- Regional Department Stores  0.2%
                   Storage/Warehousing.................  0.2%
                   Transactional Software..............  0.2%
                   Building & Construction -- Misc.....  0.1%
                   Building Products -- Doors & Windows  0.1%
                   Computers -- Integrated Systems.....  0.1%
                   Gas -- Distribution.................  0.1%
                   Human Resources.....................  0.1%
                   Insurance -- Life/Health............  0.1%
                   Leisure Products....................  0.1%
                   Machinery -- General Industrial.....  0.1%
                   Medical -- Outpatient/Home Medical..  0.1%
                   Miscellaneous Manufacturing.........  0.1%
                   Oil & Gas Drilling..................  0.1%
                   Publishing -- Newspapers............  0.1%
                   Transport -- Rail...................  0.1%
                   Travel Services.....................  0.1%
                                                        ----
                                                        99.0%
                                                        ====

Credit Quality+#

                               A.........   0.4%
                               BBB.......   0.7%
                               BB........  22.6%
                               B.........  43.3%
                               CCC.......  23.9%
                               Below C...   2.7%
                               Not Rated@   6.4%
                                          -----
                                          100.0%
                                          =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------



                                              Principal    Value
                  Security Description         Amount     (Note 2)
            -------------------------------------------------------
            CONVERTIBLE BONDS & NOTES -- 0.2%
            Telecom Services -- 0.2%
              ICO North America, Inc. Notes
               7.50% due 08/15/09(1)(2)(3)
               (cost $250,000)............... $  250,000 $  262,500
                                                         ----------
            CORPORATE BONDS & NOTES -- 75.7%
            Agricultural Chemicals -- 1.2%
              Mosaic Global Holdings, Inc.
               Debentures
               7.38% due 08/01/18............    190,000    186,675
              Terra Capital, Inc.
               Senior Notes
               7.00% due 02/01/17*...........    335,000    333,325
              The Mosaic Co.
               Senior Notes
               7.38% due 12/01/14*...........    890,000    918,925
              The Mosaic Co.
               Senior Notes
               7.63% due 12/01/16*...........    200,000    208,500
                                                         ----------
                                                          1,647,425
                                                         ----------
            Airlines -- 2.1%
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.82% due 05/23/11............  1,400,000  1,431,500
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 1991, Class A
               6.55% due 02/02/19............    506,548    523,010
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 1991-1, Class C
               6.95% due 08/02/09............     93,420     92,719
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 1999, Class 2
               7.73% due 03/15/11............    186,533    189,797
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 2000-2
               8.31% due 04/02/18............     79,872     83,866
              Northwest Airlines, Inc.
               Pass Through Certs.
               Series 1A-1
               7.04% due 04/01/22(4).........    316,299    317,881
              United AirLines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.20% due 09/01/08............     98,879     99,868
                                                         ----------
                                                          2,738,641
                                                         ----------
            Apparel Manufacturer -- 0.0%
              Hanesbrands, Inc
               Senior Notes
               8.74% due 12/15/14*(5)........     25,000     25,563
                                                         ----------
            Applications Software -- 0.4%
              SS&C Technologies, Inc.
               Company Guar. Notes
               11.75% due 12/01/13...........    525,000    584,062
                                                         ----------
            Auto - Cars/Light Trucks -- 3.3%
              Ford Motor Co.
               Debentures
               6.38% due 02/01/29............  1,525,000  1,128,500
              Ford Motor Co.
               Notes
               7.45% due 07/16/31............  1,050,000    842,625
              General Motors Corp.
               Debentures
               7.70% due 04/15/16............    175,000    166,688
              General Motors Corp.
               Debentures
               8.25% due 07/15/23............  2,125,000  1,976,250

                                                       Principal    Value
                   Security Description                 Amount     (Note 2)
    ------------------------------------------------------------------------
    Auto - Cars/Light Trucks (continued)
      General Motors Corp.
       Debentures
       8.38% due 07/15/33............................. $  325,000 $  301,437
                                                                  ----------
                                                                   4,415,500
                                                                  ----------
    Auto/Truck Parts & Equipment - Original -- 0.3%
      American Axle & Manufacturing, Inc.
       Company Guar.
       7.88% due 03/01/17.............................    100,000    100,000
      ArvinMeritor, Inc.
       Senior Notes
       8.13% due 09/15/15.............................     75,000     76,125
      Visteon Corp.
       Senior Notes
       8.25% due 08/01/10.............................    250,000    253,750
                                                                  ----------
                                                                     429,875
                                                                  ----------
    Auto/Truck Parts & Equipment - Replacement -- 0.0%
      Exide Corp.
       Notes
       10.00% due 03/15/25+(1)(2).....................    300,000          0
                                                                  ----------
    Beverages - Non-alcoholic -- 0.2%
      Cott Beverages, Inc.
       Company Guar. Notes
       8.00% due 12/15/11.............................    200,000    204,750
                                                                  ----------
    Broadcast Services/Program -- 0.8%
      Fisher Communications, Inc.
       Senior Notes
       8.63% due 09/15/14.............................    506,000    541,420
      Nexstar Finance, Inc.
       Senior Sub. Notes
       7.00% due 01/15/14.............................    400,000    386,000
      Nexstar Finance, Inc.
       Senior Disc. Notes
       11.38% due 04/01/13(6).........................    200,000    190,000
                                                                  ----------
                                                                   1,117,420
                                                                  ----------
    Building & Construction Products - Misc. -- 1.0%
      Associated Materials, Inc.
       Senior Sub. Notes
       9.75% due 04/15/12.............................    425,000    444,125
      Dayton Superior Corp.
       Senior Sec. Notes
       10.75% due 09/15/08............................    517,000    533,802
      Interline Brands, Inc.
       Senior Sub. Notes
       8.13% due 06/15/14.............................    375,000    384,375
                                                                  ----------
                                                                   1,362,302
                                                                  ----------
    Building Products - Wood -- 0.2%
      Masonite Corp.
       Senior Sub. Notes
       11.00% due 04/06/15*...........................    255,000    254,363
                                                                  ----------
    Cable TV -- 4.0%
      Cablevision Systems Corp.
       Senior Notes
       8.00% due 04/15/12.............................    155,000    157,325
      CCH I LLC
       Company Guar.
       11.00% due 10/01/15............................  1,230,000  1,276,125
      CCH II LLC/CCH II Capital Corp.
       Senior Notes
       10.25% due 09/15/10............................    350,000    367,500

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Cable TV (continued)
          CCH II LLC/CCH II Capital Corp.
           Company Guar.
           10.25% due 10/01/13................... $1,987,000 $2,155,895
          CCH II LLC/CCH II Capital Corp.
           Senior Notes
           10.25% due 09/15/10...................    350,000    368,375
          CSC Holdings, Inc.
           Senior Notes
           7.63% due 04/01/11....................    210,000    215,775
          CSC Holdings, Inc.
           Debentures
           8.13% due 08/15/09....................    200,000    207,000
          Insight Communications Co., Inc.
           Senior Disc. Notes
           12.25% due 02/15/11(6)................    565,000    589,719
                                                             ----------
                                                              5,337,714
                                                             ----------
        Casino Hotels -- 3.0%
          Eldorado Casino Corp. (Shreveport)
           Sec. Bonds
           10.00% due 08/01/12(2)(7).............    429,222    412,053
          Eldorado Resorts LLC
           Senior Notes
           9.00% due 04/15/14(1)(2)..............    475,000    475,000
          MGM Mirage, Inc.
           Senior Notes
           5.88% due 02/27/14....................  2,075,000  1,929,750
          Riviera Holdings Corp.
           Company Guar. Notes
           11.00% due 06/15/10...................    150,000    157,500
          Seminole Hard Rock Entertainment, Inc.
           Sec. Notes
           7.85% due 03/15/14*(5)................    125,000    125,781
          Station Casinos, Inc.
           Senior Sub. Notes
           6.63% due 03/15/18....................     75,000     67,969
          Station Casinos, Inc.
           Senior Sub. Notes
           6.88% due 03/01/16....................    550,000    510,813
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 12/15/10*...................    150,000    154,125
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*...................    175,000    182,000
                                                             ----------
                                                              4,014,991
                                                             ----------
        Cellular Telecom -- 1.7%
          American Cellular Corp.
           Senior Notes
           10.00% due 08/01/11...................    600,000    638,250
          Centennial Communications Corp.
           Senior Notes
           10.00% due 01/01/13...................    257,000    277,560
          Centennial Communications Corp.
           Company Guar. Notes
           10.13% due 06/15/13...................    275,000    297,344
          Centennial Communications Corp.
           Senior Notes
           11.11% due 01/01/13(5)................    250,000    263,750
          Rural Cellular Corp.
           Senior Sub. Notes
           9.75% due 01/15/10....................    560,000    574,700
          Rural Cellular Corp.
           Senior Sub. Notes
           11.11% due 11/01/12(5)................    185,000    192,400
                                                             ----------
                                                              2,244,004
                                                             ----------


                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         Chemicals - Diversified -- 0.2%
           Equistar Chemicals LP
            Senior Notes
            10.63% due 05/01/11.................. $200,000  $  211,500
                                                            ----------
         Chemicals - Specialty -- 2.1%
           Huntsman International LLC
            Company Guar.
            7.88% due 11/15/14*..................  540,000     558,900
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  955,000     993,200
           Nalco Co.
            Senior Notes
            7.75% due 11/15/11...................  150,000     154,875
           Nalco Co.
            Senior Sub. Notes
            8.88% due 11/15/13...................  210,000     223,650
           Rockwood Specialties Group, Inc.
            Sub. Notes
            7.50% due 11/15/14...................  150,000     152,250
           Rockwood Specialties Group, Inc.
            Senior Sub. Notes
            10.63% due 05/15/11..................   55,000      58,025
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................  625,000     671,875
                                                            ----------
                                                             2,812,775
                                                            ----------
         Coal -- 0.4%
           Massey Energy Co.
            Senior Notes
            6.63% due 11/15/10...................  516,000     522,450
                                                            ----------
         Commercial Services -- 0.2%
           DI Finance/DynCorp International
            Senior Sub. Notes
            9.50% due 02/15/13...................  247,000     264,290
                                                            ----------
         Computer Services -- 0.6%
           Compucom Systems, Inc.
            Senior Notes
            12.00% due 11/01/14*.................  250,000     261,875
           Sungard Data Systems, Inc.
            Company Guar. Notes
            9.13% due 08/15/13...................  475,000     507,062
                                                            ----------
                                                               768,937
                                                            ----------
         Computers - Integrated Systems -- 0.1%
           Activant Solutions, Inc.
            Senior Sub. Notes
            9.50% due 05/01/16*..................  175,000     171,938
                                                            ----------
         Consulting Services -- 0.2%
           FTI Consulting, Inc.
            Company Guar. Notes
            7.63% due 06/15/13...................  200,000     207,500
                                                            ----------
         Consumer Products - Misc. -- 0.4%
           American Achievement Corp.
            Senior Sub. Notes
            8.25% due 04/01/12...................  132,000     136,290
           Jostens Holding Corp.
            Senior Disc. Notes
            10.25% due 12/01/13(6)...............  275,000     251,625
           Prestige Brands, Inc.
            Senior Sub. Notes
            9.25% due 04/15/12...................   50,000      51,750

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                       Principal   Value
                  Security Description                  Amount    (Note 2)
    -----------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Consumer Products - Misc. (continued)
      Visant Holding Corp.
       Senior Notes
       8.75% due 12/01/13............................. $ 75,000  $   80,063
                                                                 ----------
                                                                    519,728
                                                                 ----------
    Containers - Metal/Glass -- 1.0%
      Crown Cork & Seal Co., Inc.
       Debentures
       7.38% due 12/15/26.............................  350,000     329,875
      Crown Cork & Seal Co., Inc.
       Debentures
       8.00% due 04/15/23.............................  575,000     569,250
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       8.25% due 05/15/13.............................  150,000     157,125
      Owens Brockway Glass Container, Inc.
       Company Guar. Notes
       8.88% due 02/15/09.............................  286,000     292,435
                                                                 ----------
                                                                  1,348,685
                                                                 ----------
    Containers - Paper/Plastic -- 0.9%
      Jefferson Smurfit Corp.
       Senior Guar. Notes
       8.25% due 10/01/12.............................  375,000     382,500
      Pliant Corp.
       Company Guar. Notes
       11.13% due 09/01/09............................  767,000     765,082
                                                                 ----------
                                                                  1,147,582
                                                                 ----------
    Diagnostic Kits -- 0.3%
      Inverness Medical Innovations, Inc.
       Senior Sub. Notes
       8.75% due 02/15/12.............................  350,000     363,125
                                                                 ----------
    Direct Marketing -- 0.5%
      Affinity Group, Inc.
       Senior Sub. Notes
       9.00% due 02/15/12.............................  675,000     688,500
                                                                 ----------
    Diversified Manufactured Operations -- 0.2%
      Indalex Holding Corp.
       Sec. Notes
       11.50% due 02/01/14*...........................  300,000     318,000
                                                                 ----------
    Electric - Generation -- 0.9%
      Edison Mission Energy
       Senior Notes
       7.50% due 06/15/13.............................  250,000     261,250
      Edison Mission Energy
       Senior Notes
       7.75% due 06/15/16.............................  100,000     106,000
      Reliant Energy Mid-Atlantic Power Holdings, LLC
       Pass Through Certs.
       Series B
       9.24% due 07/02/17.............................  123,625     134,751
      The AES Corp.
       Sec. Notes
       8.75% due 05/15/13*............................  700,000     747,250
                                                                 ----------
                                                                  1,249,251
                                                                 ----------
    Electric - Integrated -- 0.7%
      Mirant Americas Generation LLC
       Senior Notes
       8.30% due 05/01/11.............................  625,000     637,500
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................  300,000     305,250

                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      Electric - Integrated (continued)
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(1)(2)(3)............... $1,225,000 $        0
                                                                ----------
                                                                   942,750
                                                                ----------
      Electronic Components - Semiconductors -- 1.3%
        Advanced Micro Devices, Inc.
         Senior Notes
         7.75% due 11/01/12.........................    319,000    328,570
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................    500,000    510,000
        Freescale Semiconductor, Inc.
         Senior Notes
         9.13% due 06/15/07*(8).....................    250,000    253,437
        Freescale Semiconductor, Inc.
         Senior Notes
         9.23% due 12/15/14*(5).....................     75,000     75,750
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16*.......................    500,000    511,875
        Spansion, Inc.
         Senior Notes
         11.25% due 01/15/16*.......................    100,000    106,000
                                                                ----------
                                                                 1,785,632
                                                                ----------
      Electronics - Military -- 0.6%
        L-3 Communications Corp.
         Company Guar. Senior Sec. Notes
         6.13% due 07/15/13.........................    650,000    641,875
        L-3 Communications Corp.
         Senior Sub. Notes
         6.38% due 10/15/15.........................    200,000    199,000
                                                                ----------
                                                                   840,875
                                                                ----------
      Energy - Alternate Sources -- 0.2%
        VeraSun Energy Corp.
         Sec. Notes
         9.88% due 12/15/12.........................    250,000    258,750
                                                                ----------
      Finance - Auto Loans -- 5.9%
        Ford Motor Credit Co.
         Senior Notes
         5.80% due 01/12/09.........................    575,000    564,789
        Ford Motor Credit Co.
         Notes
         7.38% due 10/28/09.........................  4,100,000  4,130,775
        General Motors Acceptance Corp.
         Notes
         6.75% due 12/01/14.........................    850,000    847,724
        General Motors Acceptance Corp.
         Notes
         6.88% due 09/15/11.........................  1,300,000  1,315,604
        General Motors Acceptance Corp.
         Notes
         6.88% due 08/28/12.........................    329,000    331,507
        General Motors Acceptance Corp.
         Notes
         7.57% due 12/01/14(5)......................    640,000    659,420
                                                                ----------
                                                                 7,849,819
                                                                ----------
      Food - Misc. -- 0.2%
        Wornick Co.
         Sec. Notes
         10.88% due 07/15/11........................    325,000    301,438
                                                                ----------
      Funeral Services & Related Items -- 1.0%
        Service Corp. International
         Senior Notes
         6.75% due 04/01/16.........................    325,000    324,187

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                    Principal    Value
                   Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Funeral Services & Related Items (continued)
         Service Corp. International
          Senior Notes
          7.38% due 10/01/14....................... $  305,000 $  319,487
         Service Corp. International
          Senior Notes
          7.63% due 10/01/18.......................    155,000    164,688
         Service Corp. International
          Senior Notes
          8.00% due 06/15/17.......................    200,000    202,000
         Stewart Enterprises, Inc.
          Senior Notes
          6.25% due 02/15/13.......................    275,000    266,063
                                                               ----------
                                                                1,276,425
                                                               ----------
       Gambling (Non-Hotel) -- 0.5%
         Greektown Holdings LLC
          Senior Notes
          10.75% due 12/01/13*.....................    400,000    428,000
         Waterford Gaming LLC
          Senior Notes
          8.63% due 09/15/12*......................    253,000    267,547
                                                               ----------
                                                                  695,547
                                                               ----------
       Gas - Distribution -- 0.1%
         Colorado Interstate Gas Co.
          Senior Debentures
          6.85% due 06/15/37.......................    175,000    189,398
                                                               ----------
       Golf -- 0.2%
         True Temper Sports, Inc.
          Company Guar. Notes
          8.38% due 09/15/11.......................    275,000    246,125
                                                               ----------
       Home Furnishings -- 0.2%
         Simmons Co.
          Senior Disc. Notes
          10.00% due 12/15/14(6)...................    311,000    258,130
                                                               ----------
       Hotel/Motel -- 0.2%
         Gaylord Entertainment Co.
          Company Guar. Notes
          6.75% due 11/15/14.......................    250,000    245,313
                                                               ----------
       Human Resources -- 0.1%
         TeamHealth, Inc.
          Company Guar.
          11.25% due 12/01/13......................    100,000    105,000
                                                               ----------
       Independent Power Producers -- 3.7%
         Calpine Corp.
          Secured Notes
          8.75% due 07/15/13*(4)...................  2,968,000  3,108,980
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................  1,225,000  1,249,500
         Orion Power Holdings, Inc.
          Senior Notes
          12.00% due 05/01/10......................     75,000     87,000
         Reliant Energy, Inc.
          Sec. Notes
          9.50% due 07/15/13.......................    359,000    389,066
                                                               ----------
                                                                4,834,546
                                                               ----------
       Insurance - Life/Health -- 0.1%
         Presidential Life Corp.
          Senior Notes
          7.88% due 02/15/09.......................    100,000    100,000
                                                               ----------

                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          Insurance - Property/Casualty -- 0.2%
            Crum & Forster Holdings Corp.
             Senior Notes
             10.38% due 06/15/13................ $  275,000 $  296,313
                                                            ----------
          Leisure Products -- 0.1%
            K2, Inc.
             Company Guar. Senior Notes
             7.38% due 07/01/14.................     75,000     75,750
                                                            ----------
          Machinery - Farming -- 0.4%
            Case Corp.
             Notes
             7.25% due 01/15/16.................    200,000    208,000
            Case New Holland, Inc.
             Senior Notes
             6.00% due 06/01/09.................    300,000    301,125
                                                            ----------
                                                               509,125
                                                            ----------
          Machinery - General Industrial -- 0.1%
            Stewart & Stevenson LLC
             Senior Notes
             10.00% due 07/15/14*...............    100,000    104,750
                                                            ----------
          Medical Information Systems -- 0.2%
            Spheris, Inc.
             Senior Sub. Notes
             11.00% due 12/15/12................    200,000    199,000
                                                            ----------
          Medical Instruments -- 0.0%
            Kyphon, Inc.
             Senior Notes
             1.25% due 02/01/14*................     50,000     49,250
                                                            ----------
          Medical Products -- 0.9%
            CDRV Investors, Inc.
             Senior Disc. Notes
             9.63% due 01/01/15(6)..............    375,000    300,938
            Encore Medical Finance LLC
             Senior Sub. Notes
             11.75% due 11/15/14*...............    375,000    375,000
            Universal Hospital Services, Inc.
             Senior Notes
             10.13% due 11/01/11................    535,000    568,437
                                                            ----------
                                                             1,244,375
                                                            ----------
          Medical - Biomedical/Gene -- 0.2%
            Bio-Rad Laboratories, Inc.
             Senior Sub. Notes
             6.13% due 12/15/14.................    251,000    243,470
            Nektar Therapeutics
             Sub. Notes
             3.25% due 09/28/12.................     75,000     70,406
                                                            ----------
                                                               313,876
                                                            ----------
          Medical - Generic Drugs -- 0.2%
            Mylan Labs, Inc.
             Company Guar. Notes
             6.38% due 08/15/15.................    250,000    249,375
                                                            ----------
          Medical - HMO -- 0.5%
            Multiplan, Inc.
             Senior Sub. Notes
             10.38% due 04/15/16*...............    700,000    726,250
                                                            ----------
          Medical - Hospitals -- 3.1%
            Community Health Systems, Inc.
             Senior Sec. Notes
             6.50% due 12/15/12.................    415,000    417,075

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                      Principal    Value
                   Security Description                Amount     (Note 2)
     ----------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Medical - Hospitals (continued)
       HCA, Inc.
        Senior Notes
        6.25% due 02/15/13........................... $  300,000 $  271,875
       HCA, Inc.
        Senior Notes
        6.95% due 05/01/12...........................    330,000    316,800
       HCA, Inc.
        Sec. Notes
        9.13% due 11/15/14*..........................    525,000    559,125
       HCA, Inc.
        Sec. Notes
        9.25% due 11/15/16*..........................  2,125,000  2,276,406
       HCA, Inc.
        Sec. Notes
        9.63% due 05/15/07*(8).......................    275,000    297,000
                                                                 ----------
                                                                  4,138,281
                                                                 ----------
     Medical - Nursing Homes -- 0.2%
       Genesis HealthCare Corp.
        Senior Sub. Debentures
        2.50% due 03/15/25*..........................    125,000    160,469
       Genesis HealthCare Corp.
        Senior Notes
        8.00% due 10/15/13...........................    100,000    106,000
                                                                 ----------
                                                                    266,469
                                                                 ----------
     Metal Processors & Fabrication -- 0.2%
       Metals USA, Inc.
        Secured Notes
        11.13% due 12/01/15..........................    275,000    305,250
                                                                 ----------
     Miscellaneous Manufacturing -- 0.1%
       American Railcar Industries, Inc.
        Senior Notes
        7.50% due 03/01/14*..........................    100,000    102,250
                                                                 ----------
     Multimedia -- 0.2%
       Haights Cross Operating Co.
        Company Guar. Senior Notes
        11.75% due 08/15/11..........................    200,000    208,000
                                                                 ----------
     Non-Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(1)(2)(4)(12)............    210,000          0
                                                                 ----------
     Non-Hazardous Waste Disposal -- 0.9%
       Allied Waste North America, Inc.
        Company Guar.
        6.88% due 06/01/17...........................    775,000    769,187
       Allied Waste North America, Inc.
        Senior Notes
        8.50% due 12/01/08...........................    375,000    393,750
                                                                 ----------
                                                                  1,162,937
                                                                 ----------
     Oil & Gas Drilling -- 0.1%
       Pride International, Inc.
        Senior Notes
        7.38% due 07/15/14...........................     75,000     76,875
                                                                 ----------
     Oil Companies - Exploration & Production -- 4.1%
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12...........................    125,000    128,125
       Brigham Exploration Co.
        Company Guar.
        9.63% due 05/01/14...........................    300,000    302,250


                                                        Principal    Value
                   Security Description                  Amount     (Note 2)
   --------------------------------------------------------------------------
   Oil Companies - Exploration & Production (continued)
     Chaparral Energy, Inc.
      Company Guar. Notes
      8.50% due 12/01/15............................... $  500,000 $  498,750
     Chesapeake Energy Corp.
      Senior Notes
      6.63% due 01/15/16...............................  1,225,000  1,231,125
     El Paso Production Holding Co.
      Company Guar. Notes
      7.75% due 06/01/13...............................  1,350,000  1,410,750
     Encore Acquisition Co.
      Senior Sub. Notes
      6.00% due 07/15/15...............................    100,000     89,500
     Encore Acquisition Co.
      Senior Sub. Notes
      6.25% due 04/15/14...............................     50,000     46,125
     Exco Resources, Inc.
      Company Guar.
      7.25% due 01/15/11...............................    170,000    172,125
     Hilcorp Energy I LP
      Senior Notes
      7.75% due 11/01/15*..............................    575,000    575,000
     Quicksilver Resources, Inc.
      Company Guar. Notes
      7.13% due 04/01/16...............................     75,000     73,500
     Sabine Pass LNG LP
      Sec Notes.
      7.25% due 11/30/13*..............................    100,000    100,000
     Sabine Pass LNG LP
      Sec Notes.
      7.50% due 11/30/16*..............................    500,000    500,000
     Transmeridian Exploration, Inc.
      Company Guar. Notes
      12.00% due 12/15/10..............................    275,000    271,562
                                                                   ----------
                                                                    5,398,812
                                                                   ----------
   Oil-Field Services -- 0.4%
     Allis-Chalmers Energy, Inc.
      Company Guar. Notes
      9.00% due 01/15/14...............................    165,000    167,063
     Hanover Compressor Co.
      Company Guar. Senior Sec. Notes
      8.63% due 12/15/10...............................    150,000    157,500
     Oslo Seismic Services, Inc.
      1st Mtg. Bonds
      8.28% due 06/01/11...............................    183,488    187,979
                                                                   ----------
                                                                      512,542
                                                                   ----------
   Paper & Related Products -- 1.0%
     Bowater, Inc.
      Notes
      6.50% due 06/15/13...............................    675,000    629,437
     Caraustar Industries, Inc.
      Notes
      7.38% due 06/01/09...............................    350,000    341,250
     Georgia-Pacific Corp.
      Company Guar. Notes
      7.00% due 01/15/15*..............................    150,000    150,000
     Georgia-Pacific Corp.
      Company Guar. Notes
      7.13% due 01/15/17*..............................    200,000    200,000
                                                                   ----------
                                                                    1,320,687
                                                                   ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Pipelines -- 3.9%
           Atlas Pipeline Partners LP
            Company Guar. Notes
            8.13% due 12/15/15................... $250,000  $  258,125
           Copano Energy LLC
            Senior Notes
            8.13% due 03/01/16...................  225,000     232,875
           Dynegy Holdings, Inc.
            Senior Notes
            8.75% due 02/15/12...................  500,000     538,750
           Dynegy-Roseton Danskammer
            Pass Through Certs.
            Series B
            7.67% due 11/08/16...................  275,000     291,500
           El Paso Natural Gas Co.
            Senior Notes
            7.63% due 08/01/10...................   50,000      52,125
           El Paso Natural Gas Co.
            Debentures
            8.63% due 01/15/22...................  525,000     649,097
           MarkWest Energy Partners LP
            Senior Notes
            6.88% due 11/01/14...................  200,000     193,500
           MarkWest Energy Partners LP
            Company Guar.
            8.50% due 07/15/16...................  175,000     181,563
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27...................  950,000     912,000
           Pacific Energy Partners LP
            Company Guar. Notes
            6.25% due 09/15/15...................  194,000     197,196
           Pacific Energy Partners LP
            Senior Notes
            7.13% due 06/15/14...................  281,000     294,649
           Tennessee Gas Pipeline Co.
            Debentures
            7.00% due 10/15/28...................  350,000     383,015
           The Williams Cos., Inc.
            Notes
            7.88% due 09/01/21...................  725,000     793,875
           Transcontinental Gas Pipe Line Corp.
            Notes
            7.00% due 08/15/11...................   75,000      78,656
           Transcontinental Gas Pipe Line Corp.
            Senior Notes
            8.88% due 07/15/12...................  125,000     142,031
                                                            ----------
                                                             5,198,957
                                                            ----------
         Printing - Commercial -- 0.3%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15*(1)...............  350,000     350,000
                                                            ----------
         Private Corrections -- 0.2%
           Corrections Corp. of America
            Company Guar. Notes
            6.25% due 03/15/13...................  200,000     199,500
                                                            ----------
         Publishing - Newspapers -- 0.1%
           Medianews Group, Inc.
            Senior Sub. Notes
            6.88% due 10/01/13...................  140,000     129,500
                                                            ----------
         Publishing - Periodicals -- 0.2%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  275,000     273,281
                                                            ----------

                                                    Principal   Value
                   Security Description              Amount    (Note 2)
        ----------------------------------------------------------------
        Real Estate Investment Trusts -- 0.7%
          National Health Investors, Inc.
           Notes
           7.30% due 07/16/07...................... $200,000  $  200,303
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14......................  325,000     329,062
          Trustreet Properties, Inc.
           Senior Notes
           7.50% due 04/01/15......................  375,000     406,875
                                                              ----------
                                                                 936,240
                                                              ----------
        Recycling -- 0.8%
          Aleris International, Inc.
           Senior Notes
           9.00% due 06/15/07*(8)..................  500,000     530,000
          Aleris International, Inc.
           Senior Sub. Notes
           10.00% due 12/15/16*....................  500,000     525,000
                                                              ----------
                                                               1,055,000
                                                              ----------
        Rental Auto/Equipment -- 0.7%
          Avis Budget Car Rental LLC
           Senior Notes
           7.86% due 05/15/14*(5)..................  100,000     103,000
          H&E Equipment Services, Inc.
           Company Guar. Notes
           8.38% due 07/15/16......................  400,000     427,000
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13......................  450,000     460,125
                                                              ----------
                                                                 990,125
                                                              ----------
        Research & Development -- 0.2%
          Alion Science and Technology Corp.
           Senior Notes
           10.25% due 02/01/15*....................  250,000     260,000
                                                              ----------
        Retail - Drug Store -- 0.9%
          General Nutrition Centers, Inc.
           Senior Sub. Notes
           8.50% due 12/01/10......................  802,000     851,974
          General Nutrition Centers, Inc.
           Company Guar. Notes
           8.63% due 01/15/11......................  100,000     106,738
          Rite Aid Corp.
           Sec. Notes
           8.13% due 05/01/10......................  250,000     256,562
                                                              ----------
                                                               1,215,274
                                                              ----------
        Retail - Major Department Stores -- 0.2%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11......................  200,000     223,000
                                                              ----------
        Retail - Music Store -- 0.0%
          MTS, Inc.
           Senior Notes
           10.00% due 03/15/09+(1)(2)(3)(4)(9).....   16,572       4,309
                                                              ----------
        Retail - Petroleum Products -- 0.3%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14......................  350,000     343,000
                                                              ----------
        Retail - Regional Department Stores -- 0.2%
          Neiman-Marcus Group, Inc.
           Company Guar. Notes
           9.00% due 07/15/07(8)...................  250,000     275,000
                                                              ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                             Principal  Value
                   Security Description                       Amount   (Note 2)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Retail - Restaurants -- 0.4%
  Dave & Buster's, Inc.
   Company Guar. Notes
   11.25% due 03/15/14...................................... $200,000  $209,500
  NPC International, Inc.
   Company Guar.
   9.50% due 05/01/14.......................................  300,000   316,500
                                                                       --------
                                                                        526,000
                                                                       --------
Rubber/Plastic Products -- 0.0%
  Venture Holdings Co. LLC
   Company Guar. Notes
   11.00% due 06/01/07+(2)(9)(10)...........................   50,000       125
                                                                       --------
Soap & Cleaning Preparation -- 0.0%
  Johnsondiversey Holdings, Inc.
   Disc. Notes
   10.67% due 05/15/13(6)...................................   50,000    51,000
                                                                       --------
Special Purpose Entities -- 2.9%
  AAC Group Holding Corp.
   Senior Disc. Notes
   10.25% due 10/01/12(6)...................................  275,000   248,875
  AMR HoldCo, Inc./EmCare HoldCo, Inc.
   Senior Sub. Notes
   10.00% due 02/15/15......................................  175,000   192,500
  Bluewater Finance, Ltd.
   Company Guar.
   10.25% due 02/15/12......................................  394,000   410,745
  CCM Merger, Inc.
   Notes
   8.00% due 08/01/13*......................................  325,000   325,000
  Chukchansi Economic Development Authority
   Senior Notes
   8.88% due 11/15/12*(5)...................................  175,000   180,031
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  291,000   310,642
  GNC Parent Corp.
   Notes
   12.14% due 12/01/11*(5)..................................  250,000   258,750
  Hellas Telecommunications Luxembourg II
   Sub. Notes
   11.12% due 01/15/15*(5)..................................  275,000   284,625
  Jostens IH Corp.
   Company Guar. Notes
   7.63% due 10/01/12.......................................  125,000   128,125
  MedCath Holdings Corp.
   Senior Notes
   9.88% due 07/15/12.......................................  185,000   198,413
  MXEnergy Holdings, Inc.
   Senior Notes
   12.90% due 08/01/11*(5)..................................  425,000   393,125
  PCA LLC/PCA Finance Corp.
   Senior Notes
   11.88% due 08/01/09+(2)(9)...............................  400,000    72,000
  PNA Intermediate Holding Corp.
   Senior Notes
   12.36% due 02/15/13*(5)..................................  100,000   100,500
  Seitel Acquisition Corp.
   Senior Notes
   9.75% due 02/15/14*......................................  275,000   279,125
  Snoqualmie Entertainment Authority
   Notes
   9.13% due 02/01/15*......................................  300,000   309,750


                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          Special Purpose Entities (continued)
            Snoqualmie Entertainment Authority
             Senior Notes
             9.15% due 02/01/14*(5)............. $   50,000 $   50,750
            Southern Star Central Corp.
             Senior Notes
             6.75% due 03/01/16.................    125,000    125,313
                                                            ----------
                                                             3,868,269
                                                            ----------
          Specified Purpose Acquisitions -- 0.1%
            ESI Tractebel Acquisition Corp.
             Company Guar.
             7.99% due 12/30/11.................    141,000    145,798
                                                            ----------
          Steel-Producer -- 0.3%
            Chaparral Steel Co. Company
             Guar. Notes
             10.00% due 07/15/13................    325,000    363,188
                                                            ----------
          Steel-Specialty -- 0.2%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................    100,000    108,000
            Tube City IMS Corp.
             Senior Sub. Notes
             9.75% due 02/01/15*................    125,000    131,250
                                                            ----------
                                                               239,250
                                                            ----------
          Storage/Warehousing -- 0.2%
            Mobile Mini, Inc.
             Senior Notes
             9.50% due 07/01/13.................     65,000     69,550
            Mobile Services Group, Inc.
             Senior Notes
             9.75% due 08/01/14*................    150,000    159,750
                                                            ----------
                                                               229,300
                                                            ----------
          Telecom Services -- 1.1%
            Cincinnati Bell Telephone Co.
             Series MTN Company Guar.
             7.18% due 12/15/23.................     50,000     50,375
            Cincinnati Bell Telephone Co.
             Series MTN Company Guar.
             7.20% due 11/29/23.................    275,000    268,812
            Insight Midwest LP
             Senior Notes
             9.75% due 10/01/09.................     52,000     52,910
            Mastec, Inc.
             Senior Notes
             7.63% due 02/01/17*................    200,000    201,500
            Qwest Corp.
             Senior Notes
             7.50% due 10/01/14.................    775,000    822,469
                                                            ----------
                                                             1,396,066
                                                            ----------
          Telephone - Integrated -- 1.6%
            Cincinnati Bell, Inc.
             Senior Notes
             7.25% due 06/15/23.................     50,000     48,875
            Citizens Communications Co.
             Senior Notes
             9.00% due 08/15/31.................    181,000    200,458
            LCI International, Inc.
             Senior Notes
             7.25% due 06/15/07.................  1,075,000  1,077,687

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Telephone-Integrated (continued)
           Level 3 Financing, Inc.
            Senior Notes
            8.75% due 02/15/17*.................. $250,000  $  250,937
           Windstream Corp.
            Company Guar. Notes
            8.63% due 08/01/16...................  500,000     547,500
                                                            ----------
                                                             2,125,457
                                                            ----------
         Television -- 1.5%
           Allbritton Communications Co.
            Senior Sub. Notes
            7.75% due 12/15/12...................  425,000     435,625
           LIN Television Corp.
            Senior Sub. Notes
            6.50% due 05/15/13...................  450,000     438,750
           Paxson Communication Corp.
            Sec. Senior Notes
            11.61% due 01/15/13*(5)..............  550,000     574,750
           Young Broadcasting, Inc.
            Senior Sub. Notes
            8.75% due 01/15/14...................  225,000     211,500
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................  275,000     272,937
                                                            ----------
                                                             1,933,562
                                                            ----------
         Textile - Products -- 0.3%
           Collins & Aikman Floorcoverings, Inc.
            Company Guar. Notes
            9.75% due 02/15/10...................  325,000     332,313
                                                            ----------
         Theaters -- 1.0%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14...................  425,000     435,625
           AMC Entertainment, Inc.
            Senior Sub. Notes
            9.88% due 02/01/12...................  175,000     183,969
           Cinemark, Inc.
            Senior Disc. Notes
            9.75% due 03/15/14(6)................  825,000     740,437
                                                            ----------
                                                             1,360,031
                                                            ----------
         Transactional Software -- 0.2%
           Open Solutions, Inc.
            Senior Sub. Notes
            9.75% due 02/01/15*..................  250,000     258,125
                                                            ----------
         Transport - Air Freight -- 2.5%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-2
            6.88% due 01/02/11...................  372,242     375,034
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-1
            7.20% due 01/02/19...................  428,000     439,770
           Atlas Air, Inc.
            Pass Through Certs.
            Series A
            7.38% due 01/02/18...................   64,063      66,145
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  862,020     954,687


                                              Principal     Value
                 Security Description          Amount      (Note 2)
          -----------------------------------------------------------
          Transport - Air Freight (continued)
            Atlas Air, Inc.
             Pass Through Certs.
             Series 2000-1, Class A
             8.71% due 01/02/19.............. $1,117,455 $  1,166,344
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class C
             8.77% due 01/02/11..............     87,400       84,778
            Atlas Air, Inc.
             Pass Through Certs.
             Series 2000-1, Class B
             9.06% due 07/02/17..............    197,175      230,695
                                                         ------------
                                                            3,317,453
                                                         ------------
          Transport - Services -- 0.3%
            PHI, Inc.
             Company Guar.
             7.13% due 04/15/13..............    375,000      363,750
                                                         ------------
          Travel Services -- 0.1%
            TDS Investor Corp.
             Senior Notes
             9.88% due 09/01/14*.............     75,000       80,062
            TDS Investor Corp.
             Senior Notes
             9.99% due 09/01/14*(5)..........     75,000       77,438
            TDS Investor Corp.
             Senior Sub. Notes
             11.88% due 09/01/16*............     25,000       27,688
                                                         ------------
                                                              185,188
                                                         ------------
          Total Corporate Bonds & Notes
             (cost $96,667,567)..............             100,308,847
                                                         ------------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES -- 10.3%
      Building & Construction - Misc. -- 0.1%
        North American Energy Partners, Inc.
         Senior Notes
         8.75% due 12/01/11......................... $  135,000 $  137,700
                                                                ----------
      Building Products - Doors & Windows -- 0.1%
        Masonite International Corp.
         Senior Sub. Notes
         11.00% due 04/06/15*.......................     70,000     69,825
                                                                ----------
      Chemicals - Specialty -- 0.9%
        Rhodia SA
         Senior Notes
         8.88% due 06/01/11.........................  1,114,000  1,166,915
                                                                ----------
      Computers - Memory Devices -- 0.2%
        Seagate Technology HDD Holdings
         Company Guar. Notes
         6.80% due 10/01/16.........................    300,000    302,250
                                                                ----------
      Diversified Manufactured Operations -- 0.1%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*........................    200,000    209,000
                                                                ----------
      Electronic Components - Misc. -- 0.4%
        NXP BV/NXP Funding LLC
         Senior Notes
         9.50% due 10/15/15*........................    575,000    593,687
                                                                ----------
      Electronic Components - Semiconductors -- 0.4%
        Avago Technologies Finance Pte
         Company Guar.
         10.13% due 12/01/13........................    350,000    374,500
        STATS ChipPAC, Ltd.
         Company Guar. Notes
         6.75% due 11/15/11.........................    150,000    148,500
                                                                ----------
                                                                   523,000
                                                                ----------
      Food - Meat Products -- 0.2%
        JBS SA
         Company Guar. Notes
         10.50% due 08/04/16*.......................    250,000    277,500
                                                                ----------
      Housewares -- 0.8%
        Vitro SA de CV
         Senior Notes
         9.13% due 02/01/17*........................  1,000,000  1,020,000
                                                                ----------
      Independent Power Producer -- 0.0%
        AES Drax Energy, Ltd.
         Series B
         Sec. Notes
         11.50% due 08/30/10+(2)(9).................    475,000        475
                                                                ----------
      Medical - Drugs -- 1.5%
        Angiotech Pharmaceuticals, Inc.
         Company Guar.
         7.75% due 04/01/14.........................    275,000    258,500
        Angiotech Pharmaceuticals, Inc.
         Senior Notes
         9.10% due 12/01/13*(5).....................    400,000    413,000
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11.........................    475,000    467,875
        Elan Finance PLC
         Senior Notes
         8.88% due 12/01/13*........................    325,000    329,875
        Elan Finance PLC
         Company Guar. Senior Notes
         9.36% due 11/15/11(5)......................    525,000    534,187
                                                                ----------
                                                                 2,003,437
                                                                ----------

                                                      Principal   Value
                   Security Description                Amount    (Note 2)
     ---------------------------------------------------------------------
     Music -- 0.2%
       Corporacion Interamericana de
        Entetenimiento SA de CV
        Senior Notes
        8.88% due 06/14/15*.......................... $299,000  $  303,485
                                                                ----------
     Oil Companies - Exploration & Production -- 0.7%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13...........................  250,000     245,000
       OPTI Canada, Inc.
        Company Guar. Notes
        8.25% due 12/15/14*..........................  250,000     258,750
       Paramount Resources, Ltd.
        Senior Notes
        8.50% due 01/31/13...........................  425,000     420,750
                                                                ----------
                                                                   924,500
                                                                ----------
     Paper & Related Products -- 0.6%
       Abitibi-Consolidated, Inc.
        Notes
        6.00% due 06/20/13...........................  285,000     250,800
       Abitibi-Consolidated, Inc.
        Notes
        8.55% due 08/01/10...........................  350,000     358,750
       Abitibi-Consolidated, Inc.
        Debentures
        8.85% due 08/01/30...........................  150,000     138,000
                                                                ----------
                                                                   747,550
                                                                ----------
     Printing - Commercial -- 0.2%
       Quebecor World Capital Corp.
        Senior Notes
        8.75% due 03/15/16*..........................  300,000     306,750
                                                                ----------
     Retail - Drug Store -- 0.3%
       Jean Coutu Group (PJC), Inc.
        Senior Sub. Notes
        8.50% due 08/01/14...........................  375,000     387,188
                                                                ----------
     Satellite Telecom -- 1.7%
       Intelsat Bermuda, Ltd.
        Senior Notes
        8.87% due 01/15/15*(5).......................  500,000     511,875
       Intelsat Bermuda, Ltd.
        Company Guar. Notes
        9.25% due 06/15/16*..........................   75,000      82,875
       Intelsat Bermuda, Ltd.
        Senior Notes
        11.25% due 06/15/16*.........................  675,000     764,437
       Intelsat Intermediate Holding Co., Ltd.
        Company Guar. Notes
        9.25% due 02/01/15(6)........................  600,000     496,500
       Intelsat, Ltd.
        Senior Notes
        6.50% due 11/01/13...........................  475,000     431,063
                                                                ----------
                                                                 2,286,750
                                                                ----------
     Specified Purpose Acquisitions -- 0.5%
       Nell AF SCA
        Company Guar. Bonds
        8.38% due 08/15/15*..........................  650,000     685,750
                                                                ----------
     Steel - Specialty -- 0.1%
       CSN Islands IX Corp.
        Company Guar. Notes
        10.00% due 01/15/15*.........................   50,000      59,000
       CSN Islands VIII Corp.
        Company Guar. Notes
        9.75% due 12/16/13*..........................   25,000      28,500
                                                                ----------
                                                                    87,500
                                                                ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                        Principal
                                                         Amount/     Value
                 Security Description                    Shares     (Note 2)
 -----------------------------------------------------------------------------
 FOREIGN CORPORATE BONDS & NOTES (continued)
 Telecom Services -- 0.8%
   Digicel Group, Ltd.
    Senior Notes
    8.88% due 01/15/15*................................ $   50,000 $    48,813
   Global Crossing UK Finance PLC
    Company Guar.
    10.75% due 12/15/14................................    125,000     136,250
   Telenet Group Holdings NV
    Disc. Notes
    11.50% due 06/15/14*(6)............................    995,000     917,887
                                                                   -----------
                                                                     1,102,950
                                                                   -----------
 Transport - Marine -- 0.4%
   Navios Maritime Holdings, Inc.
    Senior Notes
    9.50% due 12/15/14*................................    225,000     231,469
   Ultrapetrol Bahamas, Ltd.
    1st Mtg. Bonds
    9.00% due 11/24/14.................................    250,000     251,562
                                                                   -----------
                                                                       483,031
                                                                   -----------
 Transport - Rail -- 0.1%
   Grupo Transportacion Ferroviaria
    Mexicana SA DE CV
    Senior Notes
    9.38% due 05/01/12.................................     75,000      80,438
                                                                   -----------
 Total Foreign Corporate Bonds & Notes
    (cost $13,590,506).................................             13,699,681
                                                                   -----------
 LOAN AGREEMENTS -- 1.0%
 Beverages - Non-alcoholic -- 0.3%
   Le-Natures, Inc.
    9.39% due 01/01/11(4)(9)...........................    600,000     362,700
                                                                   -----------
 Oil Companies - Exploration & Production -- 0.7%
   Exco Resources, Inc.
    10.94% due 10/02/11................................  1,000,000   1,012,500
                                                                   -----------
 Total Loan Agreements
    (cost $1,595,325)..................................              1,375,200
                                                                   -----------
 COMMON STOCK -- 3.2%
 Casino Services -- 0.0%
   Shreveport Gaming Holdings, Inc.+(1)(2)(3)..........      2,501      57,581
                                                                   -----------
 Cellular Telecom -- 2.3%
   iPCS, Inc.+(2)(3)...................................     58,957   3,021,546
                                                                   -----------
 Medical - Outpatient/Home Medical -- 0.1%
   Critical Care Systems International, Inc.+(1)(2)(3).     13,262      92,834
                                                                   -----------
 Oil Companies - Exploration & Production -- 0.0%
   Transmeridian Exploration, Inc.+....................      3,095      12,411
                                                                   -----------
 Oil-Field Services -- 0.8%
   Trico Marine Services, Inc.+........................     27,069     986,394
                                                                   -----------
 Retail - Music Store -- 0.0%
   MTS, Inc.+(1)(2)(3).................................      3,863           0
                                                                   -----------
 Total Common Stock
    (cost $1,499,684)..................................              4,170,766
                                                                   -----------
 PREFERRED STOCK -- 0.6%
 Oil Companies-Exploration & Production -- 0.2%
   Transmeridian Exploration, Inc.
    15.00%(1)..........................................      2,100     231,000
                                                                   -----------
 Television -- 0.4%
   ION Media Networks, Inc.(7).........................         76     589,000
                                                                   -----------
 Total Preferred Stock
    (cost $813,189)....................................                820,000
                                                                   -----------

                                                             Principal
                                                              Amount/       Value
                   Security Description                       Shares       (Note 2)
--------------------------------------------------------------------------------------
WARRANTS -- 0.0%
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.
   Expires 12/15/10 (strike price $4.31)+(1)...............      13,811  $     17,264
                                                                         ------------
Telephone - Integrated -- 0.0%
  GT Group Telecom, Inc.
   Expires 02/01/10*+(1)(2)(3).............................         200             2
                                                                         ------------
Transport - Equipment & Leasing -- 0.0%
  Maxim Crane Works Holdings, Inc.
   Expires 01/20/10 (Strike Price $30.05)+(1)(2)(3)........         226             0
  Maxim Crane Works Holdings, Inc.
   Expires 01/20/10 (Strike Price $31.58)+(1)(2)(3)........         231             0
  Maxim Crane Works Holdings, Inc.
   Expires 01/20/10 (Strike Price $33.04)+(1)(2)(3)........         168             0
                                                                         ------------
                                                                                    0
                                                                         ------------
Total Warrants
   (cost $163,443).........................................                    17,266
                                                                         ------------
Total Long-Term Investment Securities
   (cost $114,579,714).....................................               120,654,260
                                                                         ------------
REPURCHASE AGREEMENT -- 8.0%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $10,556,413
   and collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.38%, due 09/17/10 and having an
   approximate value of $10,876,213
   (cost $10,555,000)...................................... $10,555,000    10,555,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $125,134,714)(11).................................        99.0%  131,209,260
Other assets less liabilities..............................         1.0     1,295,716
                                                            -----------  ------------
NET ASSETS                                                        100.0% $132,504,976
                                                            ===========  ============
BONDS AND NOTES SOLD SHORT -- (0.2%)
Agricultural Operations -- (0.2%)
  Hines Nurseries, Inc.
   Guar. Senior Sub. Notes
   10.25% due 10/01/11
   (Proceeds $(231,000))...................................    (275,000)     (231,000)
                                                                         ------------

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $29,277,749 representing 22.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

(3)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the High Yield Bond Fund held the following restricted securities:

                                                                           Market
                                         Principal                         Value  Value as a
                             Acquisition  Amount/   Acquisition   Market    Per    % of Net
          Name                  Date      Shares       Cost       Value    Share    Assets
-------------------------    ----------- ---------- ----------- ---------- ------ ----------
Critical Care Systems
 International, Inc.
 Common Stock                 06/04/05   $    1,420  $ 12,824
                                              2,368    21,394
                                              4,737    37,189
                                              4,737    35,230
                                         ----------  --------
                                             13,262   106,637   $   92,834 $ 7.00    0.08%
GT Group Telecom, Inc.
Warrant Expires 02/01/10      09/05/00          200         0            2   0.01    0.00
ICO North America, Inc.:
 7.50% due 08/15/09           08/11/05      250,000   250,000      262,500   1.05    0.22
iPCS, Inc.
  Common Stock                08/12/04       57,705   894,412
                              07/28/05        1,252         0
                                         ----------  --------
                                             58,957   894,412    3,021,546  51.25    2.50
Maxim Crane Works
 Holdings, Inc.
   Warrants Expires
   01/20/10 (Strike Price
   $30.05)                    02/28/05          226    45,368            0   0.00    0.00
Maxim Crane Works
 Holdings, Inc.
   Warrants Expires
   01/20/10 (Strike Price
   $31.58)                    02/28/05          231    46,296            0   0.00    0.00
Maxim Crane Works
 Holdings, Inc.
   Warrants Expires
   01/20/10 (Strike Price
   $33.04)                    02/28/05          168    33,800            0   0.00    0.00
MTS, Inc.:
 10.00% due 03/15/09          03/16/04       13,636    47,099
                              09/03/04          681       681
                              03/19/05          715       143
                              09/04/05          751       195
                              03/04/06          789       205
                                         ----------  --------
                                             16,572    48,323        4,309   0.26    0.00
MTS, Inc.
 Common Stock                 03/16/04        3,863         0            0   0.00    0.00
Shreveport Gaming
 Holdings, Inc.
 Common Stock                 07/21/05          531    12,228
                              07/29/05        1,970    45,355
                                         ----------  --------
                                              2,501    57,583       57,581  23.02    0.05
Southern Energy, Inc.:
 7.90% due 07/15/09           01/10/06    1,225,000         0            0   0.00    0.00
                                                                ----------           ----
                                                                $3,438,772           2.85%
                                                                ==========           ====

(4)Company has filed Chapter 11 bankruptcy protection.
(5)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(6)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(7)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)Variable Rate Security - the rate reflected is as of February 28, 2007, maturity date reflects next reset date.
(9)Bond in default
(10)Company has filed Chapter 7 bankruptcy protection.
(11)See Note 5 for cost of investments on a tax basis.
(12)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
ADR -- American Depository Receipt

See Notes to Financials Statements

VALIC Company II International Small Cap Equity
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Building & Construction Products -- Misc. 5.2%
                 Repurchase Agreements.................... 4.3%
                 Banks -- Commercial...................... 4.1%
                 Auto/Truck Parts & Equipment -- Original. 3.6%
                 Machinery -- General Industrial.......... 2.8%
                 Building & Construction -- Misc.......... 2.6%
                 Real Estate Operations & Development..... 2.4%
                 Computers -- Integrated Systems.......... 2.3%
                 Diversified Manufactured Operations...... 2.3%
                 Medical -- Biomedical/Gene............... 2.0%
                 Machinery -- Electrical.................. 1.8%
                 Medical Instruments...................... 1.7%
                 Apparel Manufacturers.................... 1.6%
                 Food -- Misc............................. 1.6%
                 Medical Products......................... 1.6%
                 Rental Auto/Equipment.................... 1.6%
                 Chemicals -- Diversified................. 1.5%
                 Miscellaneous Manufacturing.............. 1.4%
                 Retail -- Misc./Diversified.............. 1.4%
                 Engineering/R&D Services................. 1.3%
                 Finance -- Other Services................ 1.3%
                 Retail -- Pubs........................... 1.3%
                 Medical -- Drugs......................... 1.2%
                 Oil -- Field Services.................... 1.2%
                 Water.................................... 1.2%
                 Audio/Video Products..................... 1.1%
                 Brewery.................................. 1.1%
                 Computers................................ 1.1%
                 Distribution/Wholesale................... 1.1%
                 Electronic Components -- Misc............ 1.1%
                 Machinery -- Material Handling........... 1.1%
                 Office Automation & Equipment............ 1.1%
                 Retail -- Building Products.............. 1.1%
                 Finance -- Investment Banker/Broker...... 1.0%
                 Gambling (Non-Hotel)..................... 1.0%
                 Consulting Services...................... 0.9%
                 Electronic Components -- Semiconductors.. 0.9%
                 Environmental Monitoring & Detection..... 0.9%
                 Footwear & Related Apparel............... 0.9%
                 Retail -- Apparel/Shoe................... 0.9%
                 Retail -- Restaurants.................... 0.9%
                 Telecommunication Equipment.............. 0.9%
                 Television............................... 0.9%
                 Advertising Sales........................ 0.8%
                 Electric -- Integrated................... 0.8%
                 Resorts/Theme Parks...................... 0.8%
                 Retail -- Discount....................... 0.8%
                 Rubber -- Tires.......................... 0.8%
                 Appliances............................... 0.7%
                 Chemicals -- Specialty................... 0.7%
                 Coatings/Paint........................... 0.7%
                 Travel Services.......................... 0.7%
                 Direct Marketing......................... 0.6%
                 Electronics -- Military.................. 0.6%
                 Energy -- Alternate Sources.............. 0.6%
                 Human Resources.......................... 0.6%
                 Internet Content -- Information/News..... 0.6%
                 Machinery -- Construction & Mining....... 0.6%
                 Retail -- Automobile..................... 0.6%
                 Applications Software.................... 0.5%
                 Beverages -- Non-alcoholic............... 0.5%
                 Commercial Services...................... 0.5%

            Computers -- Periphery Equipment.................   0.5%
            Cosmetics & Toiletries...........................   0.5%
            Diversified Minerals.............................   0.5%
            E-Commerce/Services..............................   0.5%
            Enterprise Software/Service......................   0.5%
            Environmental Consulting & Engineering...........   0.5%
            Financial Guarantee Insurance....................   0.5%
            Food -- Dairy Products...........................   0.5%
            Machinery -- Print Trade.........................   0.5%
            Building -- Maintance & Services.................   0.4%
            E-Services/Consulting............................   0.4%
            Electronic Connectors............................   0.4%
            Electronic Security Devices......................   0.4%
            Engines -- Internal Combustion...................   0.4%
            Finance -- Leasing Companies.....................   0.4%
            Hotels/Motels....................................   0.4%
            Medical -- Wholesale Drug Distribution...........   0.4%
            Oil Field Machinery & Equipment..................   0.4%
            Protection/Safety................................   0.4%
            Recreational Centers.............................   0.4%
            Retail -- Sporting Goods.........................   0.4%
            Shipbuilding.....................................   0.4%
            Transport -- Truck...............................   0.4%
            Agricultural Operations..........................   0.3%
            Cellular Telecom.................................   0.3%
            Chemicals -- Other...............................   0.3%
            Decision Support Software........................   0.3%
            Food -- Wholesale/Distribution...................   0.3%
            Investment Management/Advisor Services...........   0.3%
            Metal Processors & Fabrication...................   0.3%
            Retail -- Bookstore..............................   0.3%
            Schools..........................................   0.3%
            Auto -- Cars/Light Trucks........................   0.2%
            Building -- Heavy Construction...................   0.2%
            Electronic Parts Distribution....................   0.2%
            Food -- Flour & Grain............................   0.2%
            Hazardous Waste Disposal.........................   0.2%
            Leisure Products.................................   0.2%
            Medical -- Hospitals.............................   0.2%
            Mining...........................................   0.2%
            Oil Companies -- Exploration & Production........   0.2%
            Printing -- Commercial...........................   0.2%
            Publishing -- Newspapers.........................   0.2%
            Real Estate Investment Trusts....................   0.2%
            Semiconductors Components -- Intergrated Circuits   0.2%
            Textile -- Products..............................   0.2%
            Airport Development/Maintenance..................   0.1%
            Auto/Truck Parts & Equipment -- Replacement......   0.1%
            Batteries/Battery Systems........................   0.1%
            Beverages -- Wine/Spirits........................   0.1%
            Building Products -- Wood........................   0.1%
            Entertainment Software...........................   0.1%
            Medical -- Generic Drugs.........................   0.1%
            Motion Pictures & Services.......................   0.1%
            Non -- Ferrous Metals............................   0.1%
            Oil Refining & Marketing.........................   0.1%
            Retail -- Consumer Electronics...................   0.1%
            Rubber/Plastic Products..........................   0.1%
            Sugar............................................   0.1%
            Textile -- Apparel...............................   0.1%
            U.S. Government Agencies.........................   0.1%
                                                              -----
                                                              100.9%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company II International Small Cap Equity
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Country Allocation*

                             Japan.........  28.6%
                             Germany.......  13.1%
                             Sweden........   6.7%
                             United Kingdom   5.5%
                             Denmark.......   4.7%
                             France........   4.5%
                             United States.   4.3%
                             Finland.......   3.7%
                             Ireland.......   3.6%
                             Singapore.....   2.7%
                             Switzerland...   2.6%
                             Italy.........   2.3%
                             Australia.....   2.1%
                             Greece........   1.9%
                             Spain.........   1.9%
                             Bermuda.......   1.8%
                             Cayman Islands   1.8%
                             Norway........   1.6%
                             Taiwan........   1.2%
                             China.........   1.1%
                             Netherlands...   1.1%
                             South Korea...   1.1%
                             Malaysia......   0.9%
                             Austria.......   0.8%
                             Indonesia.....   0.6%
                             Cyprus........   0.4%
                             Hong Kong.....   0.1%
                             Philippines...   0.1%
                             Thailand......   0.1%
                                            -----
                                            100.9%
                                            =====

*  Calculated as a percentage of net assets.

VALIC Company II International Small Cap Equity
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                          Value
                   Security Description                       Shares   (Note 2)(5)
----------------------------------------------------------------------------------
COMMON STOCK -- 94.9%
Australia -- 2.1%
  Bradken, Ltd.............................................    152,556 $ 1,031,746
  Candle Australia, Ltd....................................    261,737     701,062
  Coates Hire, Ltd.........................................     93,071     370,209
  GUD Holdings, Ltd........................................     77,919     478,749
  Independence Group NL....................................    222,748     767,943
  JB Hi-Fi, Ltd............................................    126,877     733,392
  Jubilee Mines NL.........................................    100,119   1,292,541
  Oakton, Ltd..............................................    301,565     989,778
  Primary Health Care, Ltd.................................     55,054     529,157
  Seek, Ltd................................................    116,670     675,253
  Sino Gold, Ltd.+.........................................    210,129   1,194,829
  Transfield Services, Ltd.................................    108,594     940,557
  Transpacific Industries Group, Ltd.......................    144,796   1,159,688
  West Australian Newspapers Holdings, Ltd.................    129,974   1,499,303
  WorleyParsons, Ltd.......................................     30,500     658,093
                                                                       -----------
                                                                        13,022,300
                                                                       -----------
Austria -- 0.8%
  Andritz AG...............................................     23,439   4,934,676
                                                                       -----------
Bermuda -- 1.8%
  Celestial Nutrifoods, Ltd.+..............................  1,354,000   1,285,869
  Chen Hsong Holdings......................................  1,610,000   1,149,661
  Fairwood, Ltd............................................    712,000   1,021,509
  Glorious Sun Enterprises, Ltd............................  3,162,000   1,493,542
  Regal Hotels International Holdings, Ltd................. 10,262,000     961,750
  Synear Food Holdings, Ltd.+..............................  1,163,000   1,600,102
  TPV Technology, Ltd......................................  1,712,000   1,022,764
  VTech Holdings, Ltd......................................    278,000   1,810,377
  Xiwang Sugar Holdings Co., Ltd...........................  1,232,000     620,427
                                                                       -----------
                                                                        10,966,001
                                                                       -----------
Cayman Islands -- 1.8%
  China Huiyuan Juice Group, Ltd.+*........................     21,500      28,069
  China Mengniu Dairy Co., Ltd.............................    734,000   2,023,502
  China Milk Products Group, Ltd.+.........................  1,005,000     797,228
  China Rare Earth Holdings, Ltd...........................  3,924,000     949,829
  Kingboard Chemical Holdings, Ltd.........................    394,000   1,657,678
  Prime Success International Group, Ltd...................  1,580,000   1,671,268
  Shenzhou International Group.............................  1,001,000     383,212
  Solomon Systech International, Ltd.......................  5,070,000   1,001,376
  SPG Land Holdings, Ltd.+.................................  1,728,000   1,159,679
  The9 Ltd. ADR+...........................................     16,305     554,533
  Xinyi Glass Holding Co., Ltd.............................  1,870,000     888,415
                                                                       -----------
                                                                        11,114,789
                                                                       -----------
China -- 1.1%
  BYD Co., Ltd.+...........................................    205,000     836,318
  Great Wall Motor Co., Ltd................................    792,000   1,058,897
  Hainan Meilan International Airport Co., Ltd.+...........  1,387,000     881,303
  Shanghai Jin Jiang International Hotels Group Co., Ltd.+.  2,280,000   1,438,525
  Shanghai Prime Machinery Co., Ltd.+......................  2,464,000   1,106,799
  Travelsky Technology, Ltd................................    825,000   1,510,609
                                                                       -----------
                                                                         6,832,451
                                                                       -----------
Cyprus -- 0.4%
  Marfin Popular Bank Public Co.+..........................    220,587   2,352,825
                                                                       -----------
Denmark -- 4.7%
  Bang & Olufsen A/S, Class B..............................     55,130   6,642,626
  Bavarian Nordic A/S+.....................................     30,839   2,967,965
  FLSmidth & Co A/S........................................    125,106   8,031,275
  Genmab AS+...............................................     73,490   4,359,460
  Royal UNIBREW A/S........................................     54,461   6,660,513
                                                                       -----------
                                                                        28,661,839
                                                                       -----------

                                                               Value
                  Security Description             Shares   (Note 2)(5)

         --------------------------------------------------------------
         Finland -- 3.7%
           KCI Konecranes Oyj...................    168,010 $ 5,225,343
           Lassila & Tikanoja Oyj...............    100,707   3,078,871
           Nokian Renkaat Oyj...................    210,347   5,123,150
           Ramirent Oyj.........................    126,859   9,282,065
                                                            -----------
                                                             22,709,429
                                                            -----------
         France -- 4.5%
           Euler Hermes SA......................     21,497   3,039,918
           Icade+...............................    104,733   7,645,830
           Ingenico SA+.........................    158,558   3,669,754
           Neopost SA...........................     39,486   5,075,814
           Sechilienne SA.......................     59,860   3,059,798
           Teleperformance......................    119,199   5,092,983
                                                            -----------
                                                             27,584,097
                                                            -----------
         Germany -- 11.4%
           Bauer AG+............................    129,836   6,912,110
           Demag Cranes AG+.....................     56,098   3,405,660
           ElringKlinger AG.....................    146,168  10,178,480
           Fielmann AG..........................    133,636   8,567,455
           Francotyp - Postalia Holding AG+.....     60,987   1,556,123
           Kloeckner & Co. AG+..................    134,476   6,885,879
           Pfleiderer AG........................    357,191  10,642,480
           Rational AG..........................     21,045   3,531,081
           Software AG..........................     41,830   3,153,328
           Symrise AG+..........................    191,480   4,821,391
           Thielert AG+.........................     93,529   2,571,409
           Washtec AG+..........................     44,831     909,766
           Wincor Nixdorf AG....................     41,510   6,763,613
                                                            -----------
                                                             69,898,775
                                                            -----------
         Greece -- 1.9%
           Athens Stock Exchange SA.............    365,032   8,041,476
           Piraeus Bank SA......................     99,765   3,437,509
                                                            -----------
                                                             11,478,985
                                                            -----------
         Hong Kong -- 0.1%
           Shaw Brothers (Hong Kong), Ltd.......    369,000     697,695
                                                            -----------
         Indonesia -- 0.6%
           Bank Niaga Tbk PT.................... 19,843,000   1,677,182
           PT Medco Energi Internasional Tbk....  2,314,000     927,002
           United Tractors Tbk PT...............  1,278,500     975,102
                                                            -----------
                                                              3,579,286
                                                            -----------
         Ireland -- 3.6%
           Grafton Group PLC+...................    418,013   6,592,616
           IAWS Group PLC.......................    243,800   5,670,510
           IAWS Group PLC, Class A..............     55,995   1,309,921
           Kingspan Group PLC...................    250,094   6,816,895
           Norkom Group PLC+....................    688,560   1,771,964
                                                            -----------
                                                             22,161,906
                                                            -----------
         Italy -- 2.3%
           ASM SpA..............................    866,040   5,090,533
           Digital Multimedia Technologies SpA+.     41,060   3,553,214
           Piccolo Credito Valtellinese Scarl...    128,220   2,107,925
           Tod's SpA............................     44,551   3,753,786
                                                            -----------
                                                             14,505,458
                                                            -----------
         Japan -- 28.6%
           Amano Corp...........................    134,000   1,649,443
           Asahi Soft Drinks Co, Ltd............    198,000   2,970,315
           Central Sports Co., Ltd..............     92,500   2,217,413
           Chugoku Marine Paints, Ltd...........    534,000   4,368,095
           Culture Convenience Club Co..........    351,100   2,134,455
           Daikoku Denki Co, Ltd................     60,000   1,151,082

VALIC Company II International Small Cap Equity
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                  Security Description              Shares  (Note 2)(5)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Japan (continued)
         Dena Co., Ltd.+...........................     895 $  3,017,085
         Digital Garage, Inc.+.....................     659    1,185,196
         Disco Corp................................  52,500    3,146,736
         Don Quijote Co, Ltd....................... 250,300    4,936,230
         Exedy Corp................................ 168,500    5,186,237
         Fujimi, Inc...............................  74,500    2,290,152
         Fullcast Co., Ltd.........................     714    1,843,509
         Harmonic Drive Systems, Inc...............     219    1,219,440
         HIS Co, Ltd............................... 146,000    4,155,793
         Hisamitsu Pharmaceutical Co., Inc......... 106,700    3,245,122
         Hitachi Systems & Services, Ltd........... 131,000    2,798,576
         Intage, Inc...............................  90,800    2,243,257
         Intelligence, Ltd.........................     419    1,115,549
         Iriso Electronics Co., Ltd................  69,800    2,297,145
         Japan Aviation Electronics Industry, Ltd.. 278,000    3,512,664
         Japan Steel Works, Ltd.................... 365,000    3,488,831
         Kaga Electronics Co, Ltd..................  55,000      928,987
         KaKaKu.com, Inc...........................     843    2,766,233
         Kenedix, Inc..............................     350    1,836,143
         Koito Manufacturing Co., Ltd.............. 195,000    2,808,043
         Kyoritsu Maintenance Co., Ltd............. 100,000    2,441,735
         Kyowa Exeo Corp........................... 280,000    3,124,659
         La Parler Co., Ltd........................   1,118    1,907,008
         Lintec Corp............................... 198,900    3,659,001
         Mani, Inc.................................  39,200    2,843,146
         Milbon Co., Ltd...........................  31,000      949,454
         Miraca Holdings, Inc......................  97,200    1,996,558
         Miraial Co., Ltd..........................  21,000    2,194,742
         Modec, Inc................................ 100,000    2,836,862
         Moshi Moshi Hotline, Inc..................  92,800    3,837,662
         Nabtesco Corp............................. 276,000    3,385,940
         Nichias Corp.............................. 371,000    3,248,816
         Nippon Chemiphar Co, Ltd.+................ 150,000      810,571
         Nishimatsuya Chain Co., Ltd...............  50,000      895,836
         Nissha Printing Co, Ltd...................  41,900    1,352,251
         Obic Co, Ltd..............................  18,150    3,670,424
         Oenon Holdings, Inc....................... 228,000      745,979
         Okasan Holdings, Inc...................... 348,000    2,805,397
         Otsuka Corp...............................  38,300    3,730,820
         Park24 Co, Ltd............................ 210,200    2,933,216
         ResortTrust, Inc.......................... 176,500    4,904,705
         Right On Co., Ltd.........................     250        8,557
         Roland DG Corp............................  67,400    2,121,592
         Sankyu, Inc............................... 382,000    2,179,285
         Sasebo Heavy Industries Co., Ltd.+........ 444,000    1,559,313
         Sato Corp................................. 132,000    2,796,190
         Secom Techno Service Co., Ltd.............  54,000    2,405,447
         St Marc Holdings Co., Ltd.................  37,800    2,354,760
         Star Micronics Co., Ltd................... 139,500    2,983,162
         Sysmex Corp...............................  75,500    2,870,287
         Taiyo Ink Manufacturing Co., Ltd..........  16,200      921,306
         Teikoku Piston Ring Co., Ltd.............. 267,800    2,493,037
         Telepark Corp.............................   1,129    1,940,400
         The Kagoshima Bank, Ltd................... 193,000    1,454,726
         Toho Pharmaceutical Co., Ltd.............. 136,200    2,431,334
         Toshiba Machine Co., Ltd.................. 297,000    2,720,579
         Toyo Tanso Co., Ltd.......................  31,400    3,495,404
         Tsumura & Co.............................. 105,000    2,440,372
         UFJ Central Leasing Co., Ltd..............  51,300    2,521,423
         Unicharm Petcare Corp.....................  29,400    1,084,081
         Union Tool Co.............................  64,700    2,747,109
         USS Co, Ltd...............................  59,310    3,723,068
         Works Applications Co., Ltd.+.............   2,327    1,760,090
         Xebio Co., Ltd............................  87,900    2,603,571
         Yamaguchi Financial Group, Inc.+..........  97,000    1,256,851
                                                            ------------
                                                             175,658,457
                                                            ------------

                                                               Value
                  Security Description             Shares   (Note 2)(5)

        ---------------------------------------------------------------
        Malaysia -- 0.9%
          Kuala Lumpur Kepong Bhd................   588,450 $ 1,764,071
          Muhibbah Engineering (M) Bhd...........   991,000   1,131,360
          SP Setia Bhd...........................   660,500   1,207,718
          Ta Ann Holdings Bhd....................   203,620     627,949
          Wellcall Holdings Bhd..................   661,400     573,559
                                                            -----------
                                                              5,304,657
                                                            -----------
        Netherlands -- 1.1%
          Aalberts Industries NV.................    70,900   6,814,534
                                                            -----------
        Norway -- 1.6%
          ProSafe ASA............................   531,105   7,490,152
          Sevan Marine ASA+......................   411,169   2,707,768
                                                            -----------
                                                             10,197,920
                                                            -----------
        Philippines -- 0.1%
          Chemrez Technologies, Inc.............. 5,308,000     551,607
                                                            -----------
        Singapore -- 2.7%
          CDL Hospitality Trusts................. 1,127,000   1,365,576
          Ho Bee Investment, Ltd................. 1,929,000   2,047,084
          Inter-Roller Engineering, Ltd.......... 2,328,000   1,265,043
          Olam International, Ltd................ 1,109,000   1,786,016
          Raffles Education Corp., Ltd........... 1,116,000   1,585,546
          Raffles Medical Group, Ltd............. 1,642,000   1,332,675
          SembCorp Marine, Ltd...................   499,000   1,128,219
          STATS ChipPAC, Ltd.+................... 1,200,000   1,158,002
          The Ascott Group, Ltd..................   965,000     986,443
          United Test and Assembly Center, Ltd.+. 3,640,000   1,968,002
          Wing Tai Holdings, Ltd................. 1,032,000   1,838,393
                                                            -----------
                                                             16,460,999
                                                            -----------
        South Korea -- 1.1%
          Core Logic, Inc........................     3,449      79,435
          Daelim Industrial Co.+.................    15,189   1,303,126
          Hanwha Chem Corp.......................    75,190   1,077,950
          Korea Zinc Co., Ltd....................     8,166     801,678
          Kumho Electric Co., Ltd................       135       4,889
          Sewon Cellontech Co., Ltd.+............   250,700   1,665,984
          SSCP Co., Ltd.+........................    30,700     790,615
          Taewoong Co., Ltd......................    36,317   1,034,196
                                                            -----------
                                                              6,757,873
                                                            -----------
        Spain -- 1.9%
          Banco Pastor SA........................   354,186   7,894,520
          Mecalux SA.............................    72,574   3,592,010
                                                            -----------
                                                             11,486,530
                                                            -----------
        Sweden -- 6.7%
          Elekta AB, Class B.....................   340,688   7,288,557
          JM AB..................................   182,372   5,418,704
          Lindab International AB+...............   330,463   6,952,508
          Modern Times Group AB+.................   104,869   5,795,326
          Munters AB.............................   131,639   5,481,033
          Q-Med AB...............................   288,747   3,590,754
          RaySearch Laboratories AB+.............   138,119   3,346,074
          rnb Retail and Brands AB...............   325,330   3,163,494
                                                            -----------
                                                             41,036,450
                                                            -----------
        Switzerland -- 2.6%
          Banque Cantonale Vaudoise..............    10,180   4,827,602
          Basilea Pharmaceutica AG+..............    16,790   3,627,524
          Compagne Financiere Tradition..........    22,550   3,570,730
          Kaba Holding AG+.......................     7,690   2,344,029
          Speedel Holding AG+....................    10,040   1,388,465
                                                            -----------
                                                             15,758,350
                                                            -----------

VALIC Company II International Small Cap Equity
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                 Security Description             Shares   (Note 2)(5)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Taiwan -- 1.2%
          Kinsus Interconnect Technology Corp...   306,000 $  1,021,986
          Sanyo Electric Taiwan Co., Ltd........ 1,422,000      967,822
          ShenMao Technology, Inc...............   263,000      775,855
          Shin Zu Shing Co., Ltd................   164,000      944,867
          Sino-American Silicon Products, Inc...   612,000    2,247,937
          Tainan Spinning Co., Ltd.+............ 3,388,000    1,448,462
                                                           ------------
                                                              7,406,929
                                                           ------------
        Thailand -- 0.1%
          Somboon Advance Technology PCL+(1).... 2,531,600      673,810
                                                           ------------
        United Kingdom -- 5.5%
          Cookson Group PLC.....................   625,961    7,192,398
          Detica Group PLC......................   437,887    3,436,481
          IG Group Holdings PLC................. 1,189,100    6,092,872
          Luminar PLC...........................   125,760    1,862,306
          Northumbrian Water Group PLC.......... 1,284,283    7,397,990
          Punch Taverns PLC.....................   361,929    8,181,575
          TI Automotive, Ltd., Class A(1)(2)(3).     7,400            0
                                                           ------------
                                                             34,163,622
                                                           ------------
        Total Common Stock
           (cost $502,555,925)..................            582,772,250
                                                           ------------
        PREFERRED STOCK -- 1.7%
        Germany -- 1.7%
          Fuchs Petrolub AG.....................     7,195      534,848
          Hugo Boss AG
           7.49%................................   190,209   10,029,052
                                                           ------------
        Total Preferred Stock
           (cost $8,154,038)....................             10,563,900
                                                           ------------
        RIGHTS -- 0.0%
        Australia -- 0.0%
          WorleyParsons, Ltd. Expires 03/02/07
           (cost $0)............................     3,388       17,085
                                                           ------------
        Total Long - Term Investment Securities
           (cost $510,709,963)..................            593,353,235
                                                           ------------

                                                             Shares/
                                                            Principal       Value
                  Security Description                       Amount      (Note 2)(5)

-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
  Repurchase agreement with State Street Bank & Trust
   Co., bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $ 26,302,521
   and collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.38%, due 09/17/10 and having an
   approximate value of $ 27,092,480
   (cost $26,299,000).................................... $ 26,299,000  $ 26,299,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $537,008,963)(4)................................        100.9%  619,652,235
Liabilities in excess of other assets....................         (0.9)   (5,278,191)
                                                          ------------  ------------
NET ASSETS --                                                    100.0% $614,374,044
                                                          ============  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $28,069 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Fair valued security; see Note 2
(2)To the extent permitted by the Statement of Additional Information, the International Small Cap Equity Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the International Small Cap Equity Fund held the following restricted security:

                                                          Market   Value as a
                   Acquisition        Acquisition Market   Value      % of
        Name          Date     Shares    Cost     Value  Per Share Net Assets
   --------------- ----------- ------ ----------- ------ --------- ----------
   TI, Automotive,
    Ltd. Class a
    Common
    Stock......... 08/22/2001  7,400      $0        $0     $0.00      0.00%

(3)Illiquid security
(4)See Note 5 for cost of investments on a tax basis.
(5)A substantial number of the Fund's holdings were valued using fair value procedures at February 28, 2007. At February 28, 2007, the aggregate value of these securities was $589,726,913 representing 95.99% of net assets. See
   Note 2 regarding fair value pricing procedures for foreign equity securities. ADR -- American Depository Receipt

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Oil Companies -- Integrated...........  10.4%
                 Finance -- Investment Banker/Broker...   8.2%
                 Banks -- Super Regional...............   6.7%
                 Insurance -- Multi-line...............   5.1%
                 Telephone -- Integrated...............   4.7%
                 Medical -- Drugs......................   4.0%
                 Electric -- Integrated................   3.4%
                 Investment Management/Advisor Services   2.9%
                 Retail -- Apparel/Shoe................   2.9%
                 Schools...............................   2.7%
                 Insurance -- Property/Casualty........   2.3%
                 Insurance -- Life/Health..............   2.2%
                 Medical -- HMO........................   2.1%
                 Medical -- Wholesale Drug Distribution   1.9%
                 Retail -- Regional Department Stores..   1.9%
                 Savings & Loans/Thrifts...............   1.9%
                 Computers -- Periphery Equipment......   1.8%
                 Machinery -- Farming..................   1.8%
                 Retail -- Discount....................   1.8%
                 Television............................   1.8%
                 Containers -- Paper/Plastic...........   1.7%
                 Food -- Misc..........................   1.7%
                 Insurance -- Reinsurance..............   1.6%
                 Machinery -- Construction & Mining....   1.6%
                 Tobacco...............................   1.6%
                 Computers.............................   1.5%
                 Retail -- Restaurants.................   1.4%
                 Toys..................................   1.4%
                 Diversified Manufactured Operations...   1.3%
                 Finance -- Consumer Loans.............   1.2%
                 Finance -- Credit Card................   1.2%
                 Steel -- Producers....................   1.2%
                 Chemicals -- Specialty................   1.1%
                 Internet Security.....................   1.0%
                 Advertising Agencies..................   0.9%
                 Finance -- Auto Loans.................   0.9%
                 Metal -- Diversified..................   0.9%
                 Computers -- Memory Devices...........   0.8%
                 Real Estate Investment Trusts.........   0.8%
                 Registered Investment Companies.......   0.8%
                 Batteries/Battery Systems.............   0.7%
                 Cosmetics & Toiletries................   0.7%
                 Transport -- Marine...................   0.6%
                 Coatings/Paint........................   0.5%
                 Tools -- Hand Held....................   0.5%
                 Commercial Services...................   0.4%
                 Investment Companies..................   0.4%
                 Retail -- Auto Parts..................   0.4%
                 Data Processing/Management............   0.3%
                 Wireless Equipment....................   0.2%
                 Finance -- Mortgage Loan/Banker.......   0.1%
                 Gas -- Distribution...................   0.1%
                                                        -----
                                                        100.0%
                                                        =====

*  Calculated as a percentage of net assets.

VALIC Company II Large Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.2%
        Advertising Agency -- 0.9%
          Omnicom Group, Inc.......................  31,500 $ 3,263,715
                                                            -----------
        Auto Repair Center -- 0.0%
          TravelCenters of America LLC+............     930      33,759
                                                            -----------
        Banks - Super Regional -- 6.7%
          Bank of America Corp..................... 336,200  17,102,494
          Comerica, Inc............................  11,900     718,641
          KeyCorp..................................  97,700   3,687,198
          PNC Financial Services Group, Inc........  51,000   3,738,810
                                                            -----------
                                                             25,247,143
                                                            -----------
        Batteries/Battery Systems -- 0.7%
          Energizer Holdings, Inc.+................  29,900   2,569,008
                                                            -----------
        Chemicals-Specialty -- 1.1%
          Albemarle Corp...........................  25,100   2,054,435
          Hercules, Inc.+.......................... 111,400   2,245,824
                                                            -----------
                                                              4,300,259
                                                            -----------
        Coatings/Paint -- 0.5%
          Sherwin - Williams Co....................  30,400   2,023,120
                                                            -----------
        Commercial Services -- 0.4%
          Convergys Corp.+.........................  53,100   1,365,732
                                                            -----------
        Commercial Services-Finance -- 0.0%
          Deluxe Corp..............................   5,800     179,046
                                                            -----------
        Computers -- 1.5%
          Hewlett - Packard Co..................... 141,600   5,576,208
                                                            -----------
        Computers - Memory Devices -- 0.8%
          Network Appliance, Inc.+.................  75,700   2,927,319
                                                            -----------
        Computers - Periphery Equipment -- 1.8%
          Lexmark International, Inc., Class A+.... 116,000   7,024,960
                                                            -----------
        Containers - Paper/Plastic -- 1.7%
          Pactiv Corp.+............................ 196,100   6,314,420
                                                            -----------
        Cosmetics & Toiletries -- 0.7%
          Procter & Gamble Co......................  43,000   2,730,070
                                                            -----------
        Data Processing/Management -- 0.3%
          CSG Systems International, Inc.+.........  54,200   1,336,572
                                                            -----------
        Diversified Manufactured Operations -- 1.3%
          General Electric Co...................... 140,400   4,902,768
                                                            -----------
        Electric - Integrated -- 3.4%
          American Electric Power Co., Inc......... 116,200   5,212,732
          FirstEnergy Corp.........................  58,000   3,629,060
          FPL Group, Inc...........................  20,500   1,210,935
          Great Plains Energy, Inc.................  32,900   1,022,861
          OGE Energy Corp..........................  43,500   1,679,535
                                                            -----------
                                                             12,755,123
                                                            -----------
        Finance - Auto Loans -- 0.9%
          AmeriCredit Corp.+....................... 136,000   3,321,120
                                                            -----------
        Finance - Consumer Loans -- 1.2%
          The First Marblehead Corp................ 100,400   4,532,056
                                                            -----------
        Finance - Credit Card -- 1.2%
          American Express Co......................  79,500   4,521,165
                                                            -----------
        Finance - Investment Banker/Broker -- 8.2%
          AG Edwards, Inc..........................  10,700     687,047
          Citigroup, Inc........................... 313,700  15,810,480
          J.P. Morgan Chase & Co................... 295,260  14,585,844
                                                            -----------
                                                             31,083,371
                                                            -----------

                                                                  Value
                   Security Description                 Shares   (Note 2)

     ----------------------------------------------------------------------
     Finance - Mortgage Loan/Banker -- 0.1%
       Countrywide Financial Corp......................  10,400 $   398,112
                                                                -----------
     Food - Misc. -- 1.7%
       ConAgra Foods, Inc.............................. 238,000   6,004,740
       H.J. Heinz Co...................................  12,700     582,549
                                                                -----------
                                                                  6,587,289
                                                                -----------
     Gas - Distribution -- 0.1%
       UGI Corp........................................  10,000     261,100
                                                                -----------
     Insurance - Life/Health -- 2.2%
       CIGNA Corp......................................  51,900   7,395,750
       Principal Financial Group.......................  15,900     968,151
                                                                -----------
                                                                  8,363,901
                                                                -----------
     Insurance - Multi - line -- 5.1%
       ACE, Ltd........................................  42,800   2,403,648
       Allstate Corp...................................  70,700   4,246,242
       American Financial Group, Inc...................  62,200   2,177,000
       Assurant, Inc...................................  35,500   1,897,475
       MetLife, Inc....................................  74,200   4,685,730
       XL Capital, Ltd., Class A.......................  56,900   4,039,900
                                                                -----------
                                                                 19,449,995
                                                                -----------
     Insurance - Property/Casualty -- 2.3%
       Chubb Corp...................................... 105,700   5,395,985
       W.R. Berkley Corp............................... 104,890   3,419,414
                                                                -----------
                                                                  8,815,399
                                                                -----------
     Insurance - Reinsurance -- 1.6%
       Axis Capital Holdings, Ltd......................  40,900   1,382,829
       PartnerRe, Ltd..................................  18,600   1,292,328
       RenaissanceRe Holdings, Ltd.....................  63,500   3,256,280
                                                                -----------
                                                                  5,931,437
                                                                -----------
     Internet Security -- 1.0%
       McAfee, Inc.+................................... 123,300   3,713,796
                                                                -----------
     Investment Companies -- 0.4%
       American Capital Strategies, Ltd................  34,500   1,534,560
                                                                -----------
     Investment Management/Advisor Services -- 2.9%
       Affiliated Managers Group, Inc.+................  10,700   1,214,450
       Ameriprise Financial, Inc....................... 125,200   7,319,192
       Franklin Resources, Inc.........................  19,600   2,300,844
                                                                -----------
                                                                 10,834,486
                                                                -----------
     Machinery - Construction & Mining -- 1.6%
       Terex Corp.+....................................  93,400   6,149,456
                                                                -----------
     Machinery - Farming -- 1.8%
       AGCO Corp.+..................................... 186,100   6,746,125
                                                                -----------
     Medical - Drugs -- 4.0%
       Pfizer, Inc..................................... 613,400  15,310,464
                                                                -----------
     Medical - HMO -- 2.1%
       Humana, Inc.+................................... 101,400   6,067,776
       WellCare Health Plans, Inc.+....................  23,700   1,946,007
                                                                -----------
                                                                  8,013,783
                                                                -----------
     Medical - Wholesale Drug Distribution -- 1.9%
       AmerisourceBergen Corp.......................... 136,300   7,178,921
                                                                -----------
     Metal - Diversified -- 0.9%
       Freeport - McMoRan Copper & Gold, Inc., Class B.  59,300   3,404,413
                                                                -----------

VALIC Company II Large Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Oil Companies - Integrated -- 10.4%
          Chevron Corp............................. 105,900 $ 7,265,799
          ConocoPhillips...........................  44,300   2,898,106
          Exxon Mobil Corp......................... 337,840  24,216,371
          Marathon Oil Corp........................  39,100   3,547,934
          Occidental Petroleum Corp................  30,300   1,399,254
                                                            -----------
                                                             39,327,464
                                                            -----------
        Real Estate Investment Trusts -- 0.8%
          Annaly Mortgage Management, Inc..........  53,900     755,678
          Hospitality Properties Trust.............   9,300     428,451
          ProLogis.................................  30,900   2,043,417
                                                            -----------
                                                              3,227,546
                                                            -----------
        Retail - Apparel/Shoe -- 2.9%
          Aeropostale, Inc.+.......................  74,400   2,726,016
          American Eagle Outfitters, Inc...........  83,600   2,595,780
          Payless ShoeSource, Inc.+................ 183,400   5,667,060
                                                            -----------
                                                             10,988,856
                                                            -----------
        Retail - Auto Parts -- 0.4%
          AutoZone, Inc.+..........................  12,600   1,578,654
                                                            -----------
        Retail - Discount -- 1.8%
          Big Lots, Inc.+.......................... 271,600   6,798,148
                                                            -----------
        Retail - Regional Department Stores -- 1.9%
          Kohl's Corp.+............................ 102,200   7,050,778
                                                            -----------
        Retail - Restaurants -- 1.4%
          McDonald's Corp.......................... 118,600   5,185,192
                                                            -----------
        Savings & Loans/Thrifts -- 1.9%
          Washington Mutual, Inc................... 163,600   7,047,888
                                                            -----------
        Schools -- 2.7%
          Apollo Group, Inc., Class A+.............  61,400   2,903,606
          Career Education Corp.+..................  91,200   2,697,696
          DeVry, Inc...............................  27,300     754,572
          ITT Educational Services, Inc.+..........  48,800   3,903,024
                                                            -----------
                                                             10,258,898
                                                            -----------
        Steel - Producer -- 1.2%
          Nucor Corp...............................  74,800   4,553,076
                                                            -----------

                                                                Value
                  Security Description              Shares     (Note 2)

       ------------------------------------------------------------------
       Telephone - Integrated -- 4.7%
         AT&T, Inc...............................   244,461  $  8,996,165
         CenturyTel, Inc.........................    70,200     3,141,450
         Verizon Communications, Inc.............   152,800     5,719,304
                                                             ------------
                                                               17,856,919
                                                             ------------
       Television -- 1.8%
         CBS Corp., Class B......................   221,500     6,722,525
                                                             ------------
       Tobacco -- 1.6%
         Altria Group, Inc.......................    19,000     1,601,320
         Loews Corp. - Carolina Group............    60,600     4,365,018
                                                             ------------
                                                                5,966,338
                                                             ------------
       Tools - Hand Held -- 0.5%
         Snap-on, Inc............................    39,900     1,998,990
                                                             ------------
       Toys -- 1.4%
         Hasbro, Inc.............................    20,300       574,287
         Mattel, Inc.............................   180,400     4,692,204
                                                             ------------
                                                                5,266,491
                                                             ------------
       Transport - Marine -- 0.6%
         Overseas Shipholding Group, Inc.........    38,200     2,314,156
                                                             ------------
       Wireless Equipment -- 0.2%
         Motorola, Inc...........................    49,400       914,888
                                                             ------------
       Total Long - Term Investment Securities
          (cost $357,658,998)....................             375,756,978
                                                             ------------
       SHORT - TERM INVESTMENT SECURITIES -- 0.8%
       Registered Investment Company -- 0.8%
         American Advantage Money Market Fund
          (cost $3,012,539)...................... 3,012,539     3,012,539
                                                             ------------
       TOTAL INVESTMENTS
          (cost $360,671,537)(1).................     100.0%  378,769,517
       Other assets less liabilities.............       0.0       158,972
                                                  ---------  ------------
       NET ASSETS --                                  100.0% $378,928,489
                                                  =========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Apparel Manufacturers.................... 3.5%
                 Medical -- Drugs......................... 3.3%
                 Repurchase Agreement..................... 3.2%
                 Retail -- Apparel/Shoe................... 3.1%
                 Engineering/R&D Services................. 2.8%
                 Metal Processors & Fabrication........... 2.8%
                 Finance -- Investment Banker/Broker...... 2.6%
                 Electronic Components -- Semiconductors.. 2.5%
                 Aerospace/Defense........................ 2.2%
                 Cellular Telecom......................... 2.2%
                 Computer Services........................ 2.2%
                 Diversified Manufactured Operations...... 2.2%
                 Oil & Gas Drilling....................... 2.0%
                 Hotels/Motels............................ 1.9%
                 Oil Companies -- Exploration & Production 1.9%
                 Oil Field Machinery & Equipment.......... 1.9%
                 Wireless Equipment....................... 1.9%
                 Insurance -- Property/Casualty........... 1.8%
                 Advertising Sales........................ 1.7%
                 Casino Services.......................... 1.7%
                 Private Corrections...................... 1.7%
                 Finance -- Other Services................ 1.5%
                 Real Estate Management/Services.......... 1.3%
                 Retail -- Restaurants.................... 1.3%
                 Computers -- Integrated Systems.......... 1.2%
                 Computers -- Memory Devices.............. 1.2%
                 Semiconductor Equipment.................. 1.2%
                 Transport -- Services.................... 1.2%
                 Applications Software.................... 1.1%
                 Consumer Products -- Misc................ 1.1%
                 Data Processing/Management............... 1.1%
                 Electronic Design Automation............. 1.1%
                 Health Care Cost Containment............. 1.1%
                 Medical Products......................... 1.1%
                 Medical -- HMO........................... 1.1%
                 Steel -- Specialty....................... 1.1%
                 Commercial Services...................... 1.0%
                 Electric -- Integrated................... 1.0%
                 Electronic Connectors.................... 1.0%
                 Electronic Measurement Instruments....... 1.0%
                 Medical Information Systems.............. 1.0%
                 Medical -- Generic Drugs................. 1.0%

                Pipelines................................   1.0%
                Research & Development...................   1.0%
                Retail -- Drug Store.....................   1.0%
                Retail -- Office Supplies................   1.0%
                Therapeutics.............................   1.0%
                Audio/Video Products.....................   0.9%
                Cosmetics & Toiletries...................   0.9%
                Investment Management/Advisor Services...   0.9%
                Medical -- Biomedical/Gene...............   0.9%
                Physical Therapy/Rehabilation Centers....   0.9%
                Real Estate Investment Trusts............   0.9%
                Real Estate Operations & Development.....   0.9%
                Retail -- Pet Food & Supplies............   0.9%
                Telecom Services.........................   0.9%
                Telephone -- Integrated..................   0.9%
                Banks -- Commercial......................   0.8%
                Distribution/Wholesale...................   0.8%
                Internet Infrastructure Software.........   0.8%
                Oil -- Field Services....................   0.8%
                Transport -- Marine......................   0.8%
                Agricultural Operations..................   0.7%
                Electronic Parts Distribution............   0.7%
                Internet Application Software............   0.7%
                Physicians Practice Management...........   0.7%
                Agricultural Chemicals...................   0.6%
                Machinery -- Construction & Mining.......   0.6%
                Medical Instruments......................   0.6%
                Building & Construction Products -- Misc.   0.5%
                Computers -- Periphery Equipment.........   0.5%
                E - Commerce/Services....................   0.5%
                E - Marketing/Info.......................   0.5%
                Food -- Misc.............................   0.5%
                Retail -- Discount.......................   0.5%
                Retail -- Sporting Goods.................   0.5%
                Telecommunication Equipment..............   0.5%
                X - Ray Equipment........................   0.5%
                Radio....................................   0.3%
                Non-Ferrous Metals.......................   0.2%
                Theaters.................................   0.2%
                                                          -----
                                                          100.6%
                                                          =====

*  Calculated as a percentage of net assets.

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description                Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 97.4%
      Advertising Sales -- 1.7%
        Clear Channel Outdoor Holdings, Inc., Class A+. 18,812 $  521,469
        Focus Media Holding, Ltd. ADR+.................  7,876    630,867
                                                               ----------
                                                                1,152,336
                                                               ----------
      Aerospace/Defense -- 2.2%
        Armor Holdings, Inc.+.......................... 12,289    782,686
        Spirit Aerosystems Holdings, Inc.+............. 23,425    691,272
                                                               ----------
                                                                1,473,958
                                                               ----------
      Agricultural Chemicals -- 0.6%
        Potash Corp. of Saskatchewan, Inc..............  2,635    415,829
                                                               ----------
      Agricultural Operations -- 0.7%
        Bunge, Ltd.....................................  5,824    462,193
                                                               ----------
      Apparel Manufacturers -- 3.5%
        Carter's, Inc.+................................ 25,174    604,931
        Coach, Inc.+................................... 15,318    723,010
        Polo Ralph Lauren Corp......................... 11,106    966,000
                                                               ----------
                                                                2,293,941
                                                               ----------
      Applications Software -- 1.1%
        Citrix Systems, Inc.+.......................... 21,607    695,745
                                                               ----------
      Audio/Video Products -- 0.9%
        Harman International Industries, Inc...........  6,239    618,659
                                                               ----------
      Banks - Commercial -- 0.8%
        Signature Bank+................................ 16,275    499,968
                                                               ----------
      Building & Construction Products - Misc. -- 0.5%
        NCI Building Systems, Inc.+....................  6,237    348,274
                                                               ----------
      Casino Services -- 1.7%
        International Game Technology..................  6,410    264,413
        Scientific Games Corp., Class A+............... 26,755    874,888
                                                               ----------
                                                                1,139,301
                                                               ----------
      Cellular Telecom -- 2.2%
        Leap Wireless International, Inc.+.............  5,001    337,918
        NII Holdings, Inc.+............................ 15,331  1,086,048
                                                               ----------
                                                                1,423,966
                                                               ----------
      Commercial Services -- 1.0%
        Alliance Data Systems Corp.+................... 10,672    637,652
                                                               ----------
      Computer Services -- 2.2%
        Cognizant Technology Solutions Corp., Class A+.  8,507    767,331
        IHS, Inc.+..................................... 18,510    695,051
                                                               ----------
                                                                1,462,382
                                                               ----------
      Computers - Integrated Systems -- 1.2%
        NCR Corp.+.....................................  7,031    324,832
        Riverbed Technology, Inc.+..................... 13,985    445,143
                                                               ----------
                                                                  769,975
                                                               ----------
      Computers - Memory Devices -- 1.2%
        Network Appliance, Inc.+.......................  9,025    348,996
        Seagate Technology............................. 17,472    469,997
                                                               ----------
                                                                  818,993
                                                               ----------
      Computers - Periphery Equipment -- 0.5%
        Logitech International SA+(1).................. 13,176    344,885
                                                               ----------
      Consumer Products - Misc. -- 1.1%
        Jarden Corp.+.................................. 19,198    703,223
                                                               ----------

                                                                    Value
                    Security Description                   Shares  (Note 2)

   -------------------------------------------------------------------------
   Cosmetics & Toiletries -- 0.9%
     Bare Escentuals, Inc.+............................... 17,363 $  604,059
                                                                  ----------
   Data Processing/Management -- 1.1%
     Fidelity National Information Services, Inc.......... 15,876    729,502
                                                                  ----------
   Distribution/Wholesale -- 0.8%
     WESCO International, Inc.+...........................  8,036    536,242
                                                                  ----------
   Diversified Manufactured Operations -- 2.2%
     Acuity Brands, Inc................................... 11,256    623,583
     Cooper Industries, Ltd...............................  9,237    847,402
                                                                  ----------
                                                                   1,470,985
                                                                  ----------
   E - Commerce/Services -- 0.5%
     Monster Worldwide, Inc.+.............................  6,531    325,636
                                                                  ----------
   E - Marketing/Info -- 0.5%
     Digital River, Inc.+.................................  6,185    342,587
                                                                  ----------
   Electric - Integrated -- 1.0%
     Constellation Energy Group, Inc......................  8,727    686,553
                                                                  ----------
   Electronic Components - Semiconductors -- 2.5%
     Intersil Corp., Class A.............................. 13,766    364,111
     MEMC Electronic Materials, Inc.+..................... 12,233    630,856
     QLogic Corp.+........................................ 36,236    637,391
                                                                  ----------
                                                                   1,632,358
                                                                  ----------
   Electronic Connectors -- 1.0%
     Amphenol Corp., Class A.............................. 10,211    659,018
                                                                  ----------
   Electronic Design Automation -- 1.1%
     Cadence Design Systems, Inc.+........................ 36,106    719,954
                                                                  ----------
   Electronic Measurement Instruments -- 1.0%
     Agilent Technologies, Inc.+.......................... 20,869    661,965
                                                                  ----------
   Electronic Parts Distribution -- 0.7%
     Arrow Electronics, Inc.+............................. 11,570    443,362
                                                                  ----------
   Engineering/R&D Services -- 2.8%
     Foster Wheeler, Ltd.+................................ 16,580    916,542
     KBR, Inc.+........................................... 11,256    255,849
     McDermott International, Inc.+....................... 13,901    670,028
                                                                  ----------
                                                                   1,842,419
                                                                  ----------
   Finance - Investment Banker/Broker -- 2.6%
     Charles Schwab Corp.................................. 37,058    684,832
     E*TRADE Financial Corp.+............................. 14,853    342,956
     Lazard, Ltd.......................................... 14,053    723,589
                                                                  ----------
                                                                   1,751,377
                                                                  ----------
   Finance - Other Services -- 1.5%
     Chicago Merchantile Exchange Holdings, Inc., Class A.  1,092    588,730
     IntercontinentalExchange, Inc.+......................  2,828    426,604
                                                                  ----------
                                                                   1,015,334
                                                                  ----------
   Food - Misc. -- 0.5%
     Corn Products International, Inc.....................  9,739    311,356
                                                                  ----------
   Health Care Cost Containment -- 1.1%
     Healthspring, Inc.+.................................. 33,000    697,290
                                                                  ----------
   Hotels/Motels -- 1.9%
     Hilton Hotels Corp................................... 17,532    618,879
     Starwood Hotels & Resorts Worldwide, Inc.............  9,891    650,828
                                                                  ----------
                                                                   1,269,707
                                                                  ----------

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance - Property/Casualty -- 1.8%
         First American Corp........................... 15,110 $  712,437
         OneBeacon Insurance Group, Ltd.+.............. 17,756    474,085
                                                               ----------
                                                                1,186,522
                                                               ----------
       Internet Application Software -- 0.7%
         WebEx Communications, Inc.+................... 11,225    487,502
                                                               ----------
       Internet Infrastructure Software -- 0.8%
         TIBCO Software, Inc.+......................... 61,822    559,489
                                                               ----------
       Investment Management/Advisor Services -- 0.9%
         AllianceBernstein Holding LP..................  4,640    398,112
         Fortress Investment Group LLC, Class A........  7,491    226,228
                                                               ----------
                                                                  624,340
                                                               ----------
       Machinery - Construction & Mining -- 0.6%
         Joy Global, Inc...............................  9,266    410,854
                                                               ----------
       Medical Information Systems -- 1.0%
         Cerner Corp.+................................. 12,700    661,797
                                                               ----------
       Medical Instruments -- 0.6%
         Intuitive Surgical, Inc.+.....................  3,300    366,630
                                                               ----------
       Medical Products -- 1.1%
         Henry Schein, Inc.+........................... 14,105    735,858
                                                               ----------
       Medical - Biomedical/Gene -- 0.9%
         Human Genome Sciences, Inc.+.................. 30,000    330,000
         Vertex Pharmaceuticals, Inc.+.................  9,400    288,486
                                                               ----------
                                                                  618,486
                                                               ----------
       Medical - Drugs -- 3.3%
         Adams Respiratory Therapeutics, Inc.+......... 13,500    490,320
         Allergan, Inc.................................  4,354    486,385
         Cephalon, Inc.+...............................  9,347    664,385
         Shire PLC(1).................................. 26,000    549,482
                                                               ----------
                                                                2,190,572
                                                               ----------
       Medical - Generic Drugs -- 1.0%
         Barr Pharmaceuticals, Inc.+................... 12,000    636,000
                                                               ----------
       Medical - HMO -- 1.1%
         Humana, Inc.+................................. 12,532    749,915
                                                               ----------
       Metal Processors & Fabrication -- 2.8%
         Kaydon Corp................................... 15,266    662,086
         Precision Castparts Corp...................... 12,744  1,159,322
                                                               ----------
                                                                1,821,408
                                                               ----------
       Non - Ferrous Metals -- 0.2%
         Titanium Metals Corp.+........................  4,556    159,004
                                                               ----------
       Oil & Gas Drilling -- 2.0%
         ENSCO International, Inc...................... 12,800    641,408
         GlobalSantaFe Corp............................ 11,300    651,219
                                                               ----------
                                                                1,292,627
                                                               ----------
       Oil Companies - Exploration & Production -- 1.9%
         Rosetta Resources, Inc.+...................... 31,000    569,470
         Southwestern Energy Co.+...................... 17,600    686,400
                                                               ----------
                                                                1,255,870
                                                               ----------
       Oil Field Machinery & Equipment -- 1.9%
         Cameron International Corp.+.................. 12,400    702,956
         National - Oilwell Varco, Inc.+...............  8,000    557,120
                                                               ----------
                                                                1,260,076
                                                               ----------

                                                                Value
                    Security Description               Shares  (Note 2)

        ----------------------------------------------------------------
        Oil - Field Services -- 0.8%
          Weatherford International, Ltd.+............ 12,400 $  497,860
                                                              ----------
        Physical Therapy/Rehabilation Centers -- 0.9%
          Psychiatric Solutions, Inc.+................ 15,600    623,376
                                                              ----------
        Physicians Practice Management -- 0.7%
          Healthways, Inc.+........................... 11,276    490,393
                                                              ----------
        Pipelines -- 1.0%
          Williams Cos., Inc.......................... 25,289    682,044
                                                              ----------
        Private Corrections -- 1.7%
          Corrections Corp. of America+............... 21,640  1,133,070
                                                              ----------
        Radio -- 0.3%
          XM Satellite Radio Holdings, Inc., Class A+. 14,437    207,315
                                                              ----------
        Real Estate Investment Trusts -- 0.9%
          RAIT Investment Trust....................... 17,900    598,755
                                                              ----------
        Real Estate Management/Services -- 1.3%
          CB Richard Ellis Group, Inc., Class A+...... 25,903    863,088
                                                              ----------
        Real Estate Operations & Development -- 0.9%
          Meruelo Maddux Properties, Inc.+............ 59,554    571,123
                                                              ----------
        Research & Development -- 1.0%
          Pharmaceutical Product Development, Inc..... 20,565    653,761
                                                              ----------
        Retail - Apparel/Shoe -- 3.1%
          Abercrombie & Fitch Co., Class A............  8,946    699,309
          Aeropostale, Inc.+..........................  8,761    321,003
          Nordstrom, Inc.............................. 12,923    686,082
          Ross Stores, Inc............................  9,565    313,445
                                                              ----------
                                                               2,019,839
                                                              ----------
        Retail - Discount -- 0.5%
          Dollar Tree Stores, Inc.+...................  9,580    326,774
                                                              ----------
        Retail - Drug Store -- 1.0%
          Shoppers Drug Mart Corp..................... 14,703    641,873
                                                              ----------
        Retail - Office Supplies -- 1.0%
          Staples, Inc................................ 26,348    685,575
                                                              ----------
        Retail - Pet Food & Supplies -- 0.9%
          PETsMART, Inc............................... 20,676    626,690
                                                              ----------
        Retail - Restaurants -- 1.3%
          Burger King Holdings, Inc................... 39,079    832,383
                                                              ----------
        Retail - Sporting Goods -- 0.5%
          Dick's Sporting Goods, Inc.+................  6,497    340,053
                                                              ----------
        Semiconductor Equipment -- 1.2%
          KLA-Tencor Corp.............................  6,705    346,917
          Lam Research Corp.+.........................  9,500    424,270
                                                              ----------
                                                                 771,187
                                                              ----------
        Steel - Specialty -- 1.1%
          Allegheny Technologies, Inc.................  7,283    746,143
                                                              ----------
        Telecom Services -- 0.9%
          Amdocs, Ltd.+............................... 17,609    609,447
                                                              ----------
        Telecommunication Equipment -- 0.5%
          Comverse Technology, Inc.+.................. 13,809    303,522
                                                              ----------
        Telephone - Integrated -- 0.9%
          Level 3 Communications, Inc.+............... 94,912    623,572
                                                              ----------

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Shares/
                                                             Principal      Value
                   Security Description                       Amount       (Note 2)
-------------------------------------------------------------------------------------
COMMON STOCK (continued)
Theater -- 0.2%
  National CineMedia, Inc.+................................      3,781   $    99,138
                                                                         -----------
Therapeutics -- 1.0%
  Warner Chilcott, Ltd., Class A+..........................     44,000       654,720
                                                                         -----------
Transport - Marine -- 0.8%
  American Commercial Lines, Inc.+.........................     14,884       537,759
                                                                         -----------
Transport - Services -- 1.2%
  UTI Worldwide, Inc.......................................     26,697       804,648
                                                                         -----------
Wireless Equipment -- 1.9%
  American Tower Corp., Class A+...........................     16,861       653,195
  Crown Castle International Corp.+........................     18,656       611,171
                                                                         -----------
                                                                           1,264,366
                                                                         -----------
X - Ray Equipment -- 0.5%
  Hologic, Inc.+...........................................      5,700       313,785
                                                                         -----------
Total Long - Term Investment Securities
   (cost $55,931,452)......................................               64,500,193
                                                                         -----------
REPURCHASE AGREEMENT -- 3.2%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $2,104,282 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 5.25%, due 06/15/08 and having an
   approximate value of $2,169,425 (cost $2,104,000)....... $2,104,000     2,104,000
                                                                         -----------
TOTAL INVESTMENTS
   (cost $58,035,452)(2)...................................      100.6%   66,604,193
Liabilities in excess of other assets......................       (0.6)%    (379,713)
                                                            ----------   -----------
NET ASSETS --                                                    100.0%  $66,224,480
                                                            ==========   ===========

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at February 28, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)See Note 5 for cost of investments on a tax basis.
ADRAmerican Depository Receipt

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Electric -- Integrated................... 6.2%
                 Real Estate Investment Trusts............ 3.2%
                 Banks -- Commercial...................... 3.0%
                 Chemicals -- Diversified................. 2.6%
                 Advertising Services..................... 2.5%
                 Aerospace/Defense -- Equipment........... 2.5%
                 Financial Guarantee Insurance............ 2.5%
                 Oil Companies -- Exploration & Production 2.3%
                 Auto/Truck Parts & Equipment -- Original. 2.2%
                 Electronic Components -- Semiconductors.. 2.2%
                 Insurance -- Life/Health................. 2.2%
                 Electronic Parts Distribution............ 2.1%
                 Chemicals -- Specialty................... 2.0%
                 Medical -- Generic Drugs................. 2.0%
                 Retail -- Apparel/Shoe................... 1.9%
                 Finance -- Commercial.................... 1.8%
                 Diversified Manufactured Operations...... 1.7%
                 Repurchase Agreement..................... 1.6%
                 Banks -- Super Regional.................. 1.5%
                 Agricultural Operations.................. 1.4%
                 Computer Services........................ 1.4%
                 Containers -- Metal/Glass................ 1.4%
                 Gas -- Distribution...................... 1.4%
                 Airlines................................. 1.3%
                 Engineering/R&D Services................. 1.3%
                 Insurance -- Reinsurance................. 1.3%
                 Multimedia............................... 1.3%
                 Semiconductor Equipment.................. 1.3%
                 Building Products -- Air & Heating....... 1.2%
                 Finance -- Investment Banker/Broker...... 1.2%
                 Telecom Services......................... 1.2%
                 Medical -- Drugs......................... 1.1%
                 Time Deposit............................. 1.0%
                 Electronic Components -- Misc............ 0.9%
                 Fisheries................................ 0.9%
                 Metal -- Iron............................ 0.9%
                 Radio.................................... 0.9%
                 Therapeutics............................. 0.9%
                 Coal..................................... 0.8%
                 Computers -- Integrated Systems.......... 0.8%
                 Distribution/Wholesale................... 0.8%
                 Food -- Meat Products.................... 0.8%
                 Food -- Misc............................. 0.8%
                 Garden Products.......................... 0.8%
                 Investment Management/Advisor Services... 0.8%
                 Machine Tools & Related Products......... 0.8%
                 Medical Information Systems.............. 0.8%
                 Medical Products......................... 0.8%
                 Printing -- Commercial................... 0.8%
                 Transport -- Equipment & Leasng.......... 0.8%
                 Banks -- Fiduciary....................... 0.7%
                 Electronic Measurement Instruments....... 0.7%
                 Home Decoration Products................. 0.7%

                 Rental Auto/Equipment.................   0.7%
                 Retail -- Consumer Electronics........   0.7%
                 Retail -- Restaurants.................   0.7%
                 Telecommunication Equipment...........   0.7%
                 Tools -- Hand Held....................   0.7%
                 Transport -- Truck....................   0.7%
                 Agricultural Chemicals................   0.6%
                 Building -- Residential/Commerical....   0.6%
                 Casino Hotels.........................   0.6%
                 Food -- Wholesale/Distribution........   0.6%
                 Machinery -- Farming..................   0.6%
                 Non -- Hazardous Waste Disposal.......   0.6%
                 Paper & Related Products..............   0.6%
                 Publishing -- Newspapers..............   0.6%
                 Retail -- Automobile..................   0.6%
                 Beverages -- Non-alcoholic............   0.5%
                 Building Products -- Cement...........   0.5%
                 Consumer Products -- Misc.............   0.5%
                 Insurance -- Property/Casualty........   0.5%
                 Metal -- Aluminum.....................   0.5%
                 Oil & Gas Drilling....................   0.5%
                 Auto -- Cars/Light Trucks.............   0.4%
                 Containers -- Paper/Plastic...........   0.4%
                 Finance -- Mortgage Loan/Banker.......   0.4%
                 Industrial Gases......................   0.4%
                 Investment Companies..................   0.4%
                 Retail -- Convenience Store...........   0.4%
                 Toys..................................   0.4%
                 Cellular Telecom......................   0.3%
                 Coatings/Paint........................   0.3%
                 Consulting Services...................   0.3%
                 Diversified Operations................   0.3%
                 Energy -- Alternate Sources...........   0.3%
                 Enterprise Software/Service...........   0.3%
                 Industrial Automated/Robotic..........   0.3%
                 Insurance Brokers.....................   0.3%
                 Machinery -- Construction & Mining....   0.3%
                 Medical -- Hospitals..................   0.3%
                 Office Automation & Equipment.........   0.3%
                 Oil Refining & Marketing..............   0.3%
                 Poultry...............................   0.3%
                 Steel Pipe & Tube.....................   0.3%
                 Finance -- Auto Loans.................   0.2%
                 Medical -- Wholesale Drug Distribution   0.2%
                 Networking Products...................   0.2%
                 Oil Companies -- Integrated...........   0.2%
                 Real Estate Operations & Development..   0.2%
                 Telephone -- Integrated...............   0.2%
                 Oil -- Field Services.................   0.1%
                 Wireless Equipment....................   0.1%
                                                        -----
                                                        101.0%
                                                        =====

*  Calculated as a percentage of net assets.

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 98.4%
      Advertising Services -- 2.5%
        R.H. Donnelley Corp.......................... 160,921 $11,513,898
                                                              -----------
      Aerospace/Defense - Equipment -- 2.5%
        Alliant Techsystems, Inc.+...................  45,900   3,972,645
        Goodrich Corp................................ 150,747   7,394,140
                                                              -----------
                                                               11,366,785
                                                              -----------
      Agricultural Chemicals -- 0.6%
        UAP Holding Corp............................. 114,300   2,899,791
                                                              -----------
      Agricultural Operations -- 1.4%
        Bunge, Ltd...................................  80,651   6,400,463
                                                              -----------
      Airlines -- 1.3%
        AirTran Holdings, Inc.+...................... 168,168   1,752,311
        UAL Corp.+................................... 108,800   4,350,912
                                                              -----------
                                                                6,103,223
                                                              -----------
      Auto - Cars/Light Trucks -- 0.4%
        Ford Motor Co................................ 248,692   1,969,641
                                                              -----------
      Auto/Truck Parts & Equipment - Original -- 2.2%
        American Axle & Manufacturing Holdings, Inc.. 113,037   2,772,798
        BorgWarner, Inc..............................  65,894   4,852,434
        TRW Automotive Holdings Corp.+...............  73,449   2,237,256
                                                              -----------
                                                                9,862,488
                                                              -----------
      Banks - Commercial -- 3.0%
        City National Corp...........................  35,819   2,585,416
        Commerce Bancorp, Inc........................  66,900   2,235,798
        Cullen/Frost Bankers, Inc....................  27,717   1,498,935
        Marshall & Ilsley Corp.......................  64,800   3,079,944
        UnionBanCal Corp.............................  25,408   1,554,207
        Webster Financial Corp.......................  58,990   2,913,516
                                                              -----------
                                                               13,867,816
                                                              -----------
      Banks - Fiduciary -- 0.7%
        Northern Trust Corp..........................  50,518   3,046,235
                                                              -----------
      Banks - Super Regional -- 1.5%
        Comerica, Inc................................  15,903     960,382
        Huntington Bancshares, Inc................... 145,200   3,361,380
        KeyCorp......................................  60,480   2,282,515
                                                              -----------
                                                                6,604,277
                                                              -----------
      Beverages - Non-alcoholic -- 0.5%
        Pepsi Bottling Group, Inc....................  69,098   2,142,038
                                                              -----------
      Building Products - Air & Heating -- 1.2%
        American Standard Cos., Inc.................. 106,799   5,659,279
                                                              -----------
      Building Products - Cement -- 0.5%
        Martin Marietta Materials, Inc...............  18,300   2,293,356
                                                              -----------
      Building - Residential/Commerical -- 0.6%
        Pulte Homes, Inc.............................  65,769   1,944,131
        Standard - Pacific Corp......................  37,056     946,040
                                                              -----------
                                                                2,890,171
                                                              -----------
      Casino Hotel -- 0.6%
        Harrah's Entertainment, Inc..................  30,268   2,557,343
                                                              -----------
      Cellular Telecom -- 0.3%
        Syniverse Holdings, Inc.+....................  99,780   1,127,514
                                                              -----------
      Chemicals - Diversified -- 2.6%
        Celanese Corp., Class A...................... 144,200   4,121,236
        FMC Corp.....................................  45,400   3,340,078
        PPG Industries, Inc..........................  18,592   1,231,720
        Rohm & Haas Co...............................  57,845   3,057,687
                                                              -----------
                                                               11,750,721
                                                              -----------

                                                                Value
                   Security Description               Shares   (Note 2)

      -------------------------------------------------------------------
      Chemicals - Specialty -- 2.0%
        Chemtura Corp................................ 331,900 $ 3,810,212
        Cytec Industries, Inc........................  88,156   5,185,336
                                                              -----------
                                                                8,995,548
                                                              -----------
      Coal -- 0.8%
        Arch Coal, Inc...............................  70,002   2,179,862
        Peabody Energy Corp..........................  33,804   1,365,682
                                                              -----------
                                                                3,545,544
                                                              -----------
      Coatings/Paint -- 0.3%
        Sherwin - Williams Co........................  17,039   1,133,945
                                                              -----------
      Computer Services -- 1.4%
        CACI International, Inc., Class A+...........  17,600     818,400
        Electronic Data Systems Corp................. 128,955   3,613,319
        Unisys Corp.+................................ 240,075   2,038,237
                                                              -----------
                                                                6,469,956
                                                              -----------
      Computers - Integrated Systems -- 0.8%
        NCR Corp.+...................................  81,100   3,746,820
                                                              -----------
      Consulting Services -- 0.3%
        BearingPoint, Inc.+.......................... 171,500   1,372,000
                                                              -----------
      Consumer Products - Misc. -- 0.5%
        Fortune Brands, Inc..........................  25,397   2,041,919
                                                              -----------
      Containers - Metal/Glass -- 1.4%
        Owens - Illinois, Inc.+...................... 272,102   6,465,144
                                                              -----------
      Containers - Paper/Plastic -- 0.4%
        Bemis Co., Inc...............................  59,474   1,970,374
                                                              -----------
      Distribution/Wholesale -- 0.8%
        United Stationers, Inc.+.....................  63,046   3,467,530
                                                              -----------
      Diversified Manufactured Operations -- 1.7%
        Carlisle Cos., Inc...........................  31,312   2,728,528
        Crane Co.....................................  41,396   1,576,773
        Parker Hannifin Corp.........................  10,253     844,745
        Trinity Industries, Inc......................  66,001   2,762,142
                                                              -----------
                                                                7,912,188
                                                              -----------
      Diversified Operations -- 0.3%
        Walter Industries, Inc.......................  56,800   1,416,024
                                                              -----------
      Electric - Integrated -- 6.2%
        Constellation Energy Group, Inc..............  49,052   3,858,921
        Edison International.........................  69,711   3,270,840
        Entergy Corp.................................  21,443   2,116,424
        Northeast Utilities.......................... 146,200   4,248,572
        PPL Corp..................................... 224,721   8,543,893
        Wisconsin Energy Corp........................ 124,992   5,993,366
                                                              -----------
                                                               28,032,016
                                                              -----------
      Electronic Components - Misc. -- 0.9%
        Flextronics International, Ltd.+............. 306,062   3,345,258
        Vishay Intertechnology, Inc.+................  65,794     937,564
                                                              -----------
                                                                4,282,822
                                                              -----------
      Electronic Components - Semiconductors -- 2.2%
        Fairchild Semiconductor International, Inc.+. 302,889   5,667,053
        Intersil Corp., Class A......................  79,181   2,094,338
        QLogic Corp.+................................ 124,958   2,198,011
                                                              -----------
                                                                9,959,402
                                                              -----------
      Electronic Measurement Instruments -- 0.7%
        Tektronix, Inc............................... 114,247   3,268,607
                                                              -----------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                          Value
                    Security Description                       Shares    (Note 2)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Electronic Parts Distribution -- 2.1%
  Arrow Electronics, Inc.+...................................   207,092 $ 7,935,765
  Avnet, Inc.+...............................................    45,428   1,661,302
                                                                        -----------
                                                                          9,597,067
                                                                        -----------
Energy - Alternate Sources -- 0.3%
  Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
   Oleos Vegetais SA ADR*....................................   183,700     977,468
  Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
   Oleos Vegetais SA ADR.....................................   112,100     596,484
                                                                        -----------
                                                                          1,573,952
                                                                        -----------
Engineering/R&D Services -- 1.3%
  Shaw Group, Inc.+..........................................    77,000   2,370,060
  URS Corp.+.................................................    79,875   3,320,404
                                                                        -----------
                                                                          5,690,464
                                                                        -----------
Enterprise Software/Service -- 0.3%
  Sybase, Inc.+..............................................    61,647   1,540,559
                                                                        -----------
Finance - Auto Loans -- 0.2%
  AmeriCredit Corp.+.........................................    32,699     798,510
                                                                        -----------
Finance - Commercial -- 1.8%
  CIT Group, Inc.............................................   142,819   8,064,989
                                                                        -----------
Finance - Investment Banker/Broker -- 1.2%
  E*TRADE Financial Corp.+...................................   164,500   3,798,305
  TD Ameritrade Holding Corp.+...............................    91,528   1,464,448
                                                                        -----------
                                                                          5,262,753
                                                                        -----------
Finance - Mortgage Loan/Banker -- 0.4%
  IndyMac Bancorp, Inc.......................................    55,143   1,893,059
                                                                        -----------
Financial Guarantee Insurance -- 2.5%
  Ambac Financial Group, Inc.................................    98,597   8,641,041
  PMI Group, Inc.............................................    57,699   2,704,352
                                                                        -----------
                                                                         11,345,393
                                                                        -----------
Fishery -- 0.9%
  Marine Harvest+(1)......................................... 3,266,000   3,985,035
                                                                        -----------
Food - Meat Products -- 0.8%
  Smithfield Foods, Inc.+....................................    45,801   1,337,847
  Tyson Foods, Inc., Class A.................................   132,921   2,425,808
                                                                        -----------
                                                                          3,763,655
                                                                        -----------
Food - Misc. -- 0.8%
  ConAgra Foods, Inc.........................................    69,171   1,745,185
  Corn Products International, Inc...........................    59,625   1,906,211
                                                                        -----------
                                                                          3,651,396
                                                                        -----------
Food - Wholesale/Distribution -- 0.6%
  SUPERVALU, Inc.............................................    78,129   2,887,648
                                                                        -----------
Garden Products -- 0.8%
  Toro Co....................................................    72,400   3,804,620
                                                                        -----------
Gas - Distribution -- 1.4%
  Atmos Energy Corp..........................................    55,859   1,760,675
  Sempra Energy..............................................    32,715   1,964,536
  UGI Corp...................................................    98,616   2,574,864
                                                                        -----------
                                                                          6,300,075
                                                                        -----------
Home Decoration Products -- 0.7%
  Newell Rubbermaid, Inc.....................................   104,287   3,193,268
                                                                        -----------
Industrial Automated/Robotic -- 0.3%
  Rockwell Automation, Inc...................................    25,309   1,571,436
                                                                        -----------
Industrial Gases -- 0.4%
  Airgas, Inc................................................    47,503   1,960,449
                                                                        -----------

                                                                 Value
                    Security Description               Shares   (Note 2)

      --------------------------------------------------------------------
      Insurance Broker -- 0.3%
        AON Corp......................................  32,407 $ 1,220,124
                                                               -----------
      Insurance - Life/Health -- 2.2%
        CIGNA Corp....................................   9,585   1,365,862
        Reinsurance Group of America, Inc.............  72,595   4,143,723
        StanCorp Financial Group, Inc.................  21,075   1,015,815
        UnumProvident Corp............................ 154,485   3,307,524
                                                               -----------
                                                                 9,832,924
                                                               -----------
      Insurance - Property/Casualty -- 0.5%
        W.R. Berkley Corp.............................  68,871   2,245,195
                                                               -----------
      Insurance - Reinsurance -- 1.3%
        Everest Re Group, Ltd.........................  35,244   3,426,069
        Platinum Underwriters Holdings, Ltd...........  82,255   2,628,047
                                                               -----------
                                                                 6,054,116
                                                               -----------
      Investment Companies -- 0.4%
        Apollo Investment Corp........................  81,776   1,854,680
                                                               -----------
      Investment Management/Advisor Services -- 0.8%
        Affiliated Managers Group, Inc.+..............  33,576   3,810,876
                                                               -----------
      Machine Tools & Related Products -- 0.8%
        Kennametal, Inc...............................  60,400   3,696,480
                                                               -----------
      Machinery - Construction & Mining -- 0.3%
        Joy Global, Inc...............................  25,869   1,147,031
                                                               -----------
      Machinery - Farming -- 0.6%
        AGCO Corp.+...................................  77,000   2,791,250
                                                               -----------
      Medical Information Systems -- 0.8%
        IMS Health, Inc............................... 128,300   3,705,304
                                                               -----------
      Medical Products -- 0.8%
        The Cooper Cos., Inc..........................  78,900   3,620,721
                                                               -----------
      Medical - Drugs -- 1.1%
        Endo Pharmaceuticals Holdings, Inc.+.......... 159,912   4,990,854
                                                               -----------
      Medical - Generic Drugs -- 2.0%
        Barr Pharmaceuticals, Inc.+................... 102,335   5,423,755
        Impax Laboratories, Inc.+..................... 367,615   3,859,957
                                                               -----------
                                                                 9,283,712
                                                               -----------
      Medical - Hospitals -- 0.3%
        Community Health Systems, Inc.+...............  41,974   1,563,531
                                                               -----------
      Medical - Wholesale Drug Distribution -- 0.2%
        AmerisourceBergen Corp........................  15,276     804,587
                                                               -----------
      Metal - Aluminum -- 0.5%
        Century Aluminum Co.+.........................  50,700   2,308,371
                                                               -----------
      Metal - Iron -- 0.9%
        Cleveland - Cliffs, Inc.......................  68,800   3,880,320
                                                               -----------
      Multimedia -- 1.3%
        Cinram International Income Fund(2)........... 295,167   5,928,072
                                                               -----------
      Networking Products -- 0.2%
        Juniper Networks, Inc.+.......................  40,278     761,657
                                                               -----------
      Non - Hazardous Waste Disposal -- 0.6%
        Republic Services, Inc........................  61,293   2,578,596
                                                               -----------
      Office Automation & Equipment -- 0.3%
        Xerox Corp.+..................................  85,157   1,470,661
                                                               -----------
      Oil & Gas Drilling -- 0.5%
        GlobalSantaFe Corp............................  38,099   2,195,645
                                                               -----------
      Oil Companies - Exploration & Production -- 2.3%
        Newfield Exploration Co.+.....................  85,628   3,700,842
        Noble Energy, Inc............................. 118,012   6,793,951
                                                               -----------
                                                                10,494,793
                                                               -----------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                  Value
                   Security Description                 Shares   (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Oil Companies - Integrated -- 0.2%
      Hess Corp........................................  16,135 $   855,962
                                                                -----------
    Oil Refining & Marketing -- 0.3%
      Sunoco, Inc......................................  23,161   1,494,348
                                                                -----------
    Oil - Field Services -- 0.1%
      SBM Offshore NV(1)...............................  13,025     461,195
                                                                -----------
    Paper & Related Products -- 0.6%
      Temple - Inland, Inc.............................  45,853   2,742,009
                                                                -----------
    Poultry -- 0.3%
      Pilgrim's Pride Corp.............................  37,384   1,145,446
                                                                -----------
    Printing - Commercial -- 0.8%
      R.R. Donnelley & Sons Co......................... 100,137   3,622,957
                                                                -----------
    Publishing - Newspapers -- 0.6%
      Gannett Co., Inc.................................  42,066   2,576,963
                                                                -----------
    Radio -- 0.9%
      Entercom Communications Corp..................... 139,800   3,996,882
                                                                -----------
    Real Estate Investment Trusts -- 3.2%
      Boston Properties, Inc...........................  15,200   1,825,520
      Camden Property Trust............................  15,550   1,119,289
      Developers Diversified Realty Corp...............  18,210   1,193,848
      Health Care Property Investors, Inc..............  18,765     689,989
      KKR Financial Corp............................... 180,304   4,981,799
      ProLogis.........................................  19,860   1,313,342
      Sunstone Hotel Investors, Inc....................  26,833     760,447
      Ventas, Inc......................................  16,414     752,254
      Vornado Realty Trust.............................   9,231   1,174,183
      Weingarten Realty Investors, Inc.................  15,491     765,875
                                                                -----------
                                                                 14,576,546
                                                                -----------
    Real Estate Operations & Development -- 0.2%
      Brookfield Properties Corp.......................  17,206     765,667
                                                                -----------
    Rental Auto/Equipment -- 0.7%
      Avis Budget Group, Inc.+......................... 123,400   3,281,206
                                                                -----------
    Retail - Apparel/Shoe -- 1.9%
      Foot Locker, Inc................................. 191,973   4,361,627
      Gap, Inc......................................... 117,328   2,251,524
      Talbots, Inc.....................................  81,152   2,048,276
                                                                -----------
                                                                  8,661,427
                                                                -----------
    Retail - Automobile -- 0.6%
      Copart, Inc.+....................................  91,700   2,700,565
                                                                -----------
    Retail - Consumer Electronics -- 0.7%
      Circuit City Stores, Inc......................... 172,700   3,286,481
                                                                -----------
    Retail - Convenience Store -- 0.4%
      The Pantry, Inc.+................................  41,122   1,938,902
                                                                -----------
    Retail - Restaurants -- 0.7%
      Ruby Tuesday, Inc................................ 113,080   3,313,244
                                                                -----------
    Semiconductor Equipment -- 1.3%
      Varian Semiconductor Equipment Associates, Inc.+. 128,100   6,121,899
                                                                -----------
    Steel Pipe & Tube -- 0.3%
      Mueller Water Products, Inc., Class B............  93,997   1,394,915
                                                                -----------
    Telecom Services -- 1.2%
      Embarq Corp......................................  54,500   3,016,575
      Time Warner Telecom, Inc., Class A+..............  32,710     719,947
      Virgin Media, Inc................................  60,000   1,572,600
                                                                -----------
                                                                  5,309,122
                                                                -----------

                                                              Shares/
                                                             Principal      Value
                   Security Description                       Amount       (Note 2)

--------------------------------------------------------------------------------------
Telecommunication Equipment -- 0.7%
  Arris Group, Inc.+.......................................     19,800   $    260,172
  Harris Corp..............................................     56,215      2,759,032
                                                                         ------------
                                                                            3,019,204
                                                                         ------------
Telephone - Integrated -- 0.2%
  Qwest Communications International, Inc.+................     90,103        800,115
                                                                         ------------
Therapeutics -- 0.9%
  Theravance, Inc.+........................................    126,371      4,075,465
                                                                         ------------
Tools - Hand Held -- 0.7%
  Black & Decker Corp......................................     19,900      1,676,973
  Stanley Works............................................     26,390      1,466,492
                                                                         ------------
                                                                            3,143,465
                                                                         ------------
Toys -- 0.4%
  Mattel, Inc..............................................     66,688      1,734,555
                                                                         ------------
Transport - Equipment & Leasng -- 0.8%
  Genesis Lease, Ltd. ADR+.................................    155,400      3,846,150
                                                                         ------------
Transport - Truck -- 0.7%
  Con-way, Inc.............................................     16,105        790,755
  J.B. Hunt Transport Services, Inc........................     31,878        846,680
  Werner Enterprises, Inc..................................     87,784      1,692,476
                                                                         ------------
                                                                            3,329,911
                                                                         ------------
Wireless Equipment -- 0.1%
  Powerwave Technologies, Inc.+............................     99,900        531,468
                                                                         ------------
Total Long - Term Investment Securities
   (cost $382,532,202).....................................               447,984,775
                                                                         ------------
SHORT - TERM INVESTMENT SECURITIES -- 1.0%
Time Deposit -- 1.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 03/01/07
   (cost $4,306,000)....................................... $4,306,000      4,306,000
                                                                         ------------
REPURCHASE AGREEMENT -- 1.6%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $7,353,984 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 5.25%, due 06/15/08 and having an
   approximate value of $7,577,781 (cost $7,353,000).......  7,353,000      7,353,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $394,191,202)(3)..................................      101.0%   459,643,775
Liabilities in excess of other assets......................       (1.0)%   (4,490,681)
                                                            ----------   ------------
NET ASSETS --                                                    100.0%  $455,153,094
                                                            ==========   ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $977,468 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Security was valued using fair value procedures at February 28, 2007. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Consists of more than one class of securities traded together as a unit.
(3)See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Domestic Equity Investment Companies...  55.1%
                 Fixed Income Investment Company........  30.0%
                 International Equity Investment Company  15.0%
                                                         -----
                                                         100.1%
                                                         =====

*  Calculated as a percentage of net assets.

VALIC Company II Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                   Value
                                                      Shares      (Note 2)
   --------------------------------------------------------------------------
   AFFILIATED INVESTMENT COMPANIES#(1) -- 100.1%
   Domestic Equity Investment Companies -- 55.1%
     VALIC Co. I Stock Index Fund..................    42,044   $  1,532,508
     VALIC Co. I Value Fund........................   284,277      3,371,520
     VALIC Co. II Capital Appreciation Fund........ 3,084,884     30,139,316
     VALIC Co. II Large Cap Value Fund............. 1,190,036     17,981,441
     VALIC Co. II Small Cap Growth Fund+...........   149,827      2,145,518
     VALIC Co. II Small Cap Value Fund.............    65,702      1,021,674
                                                                ------------
     Total Domestic Equity Investment Companies
      (cost $52,765,622)...........................               56,191,977
                                                                ------------
   Fixed Income Investment Company -- 30.0%
     VALIC Co. II Core Bond Fund
      (cost $30,055,307)........................... 3,007,876     30,650,256
                                                                ------------
   International Equity Investment Company -- 15.0%
     VALIC Co. I International Equities Fund+
      (cost $14,637,140)........................... 1,469,334     15,325,157
                                                                ------------
   TOTAL INVESTMENTS
      (Cost $97,458,069)(2)........................     100.1%   102,167,390
   Liabilities in excess of other assets...........      (0.1)%     (125,922)
                                                    ---------   ------------
   NET ASSETS --                                          100%  $102,041,468
                                                    =========   ============

--------
+  Non-income producing security
# The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Money Market II Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                    Asset Backed/Receivables......... 23.0%
                    Asset Backed/Multi-Asset......... 15.9%
                    Finance.......................... 11.6%
                    Asset Backed/Securities.......... 10.0%
                    Foreign Bank.....................  8.2%
                    Diversified Financial Services...  6.0%
                    Commercial Bank..................  5.0%
                    Regional Bank....................  4.9%
                    Investment Bank/Brokerage........  4.6%
                    Money Center Bank................  3.5%
                    Asset Backed/Loans...............  2.1%
                    Asset Backed/Finance.............  1.7%
                    Asset Backed/CLOs................  1.5%
                    Domestic Bank....................  0.5%
                                                      ----
                                                      98.5%
                                                      ====

                    Weighted Average Days to Maturity 17.0

Credit Quality+#

                                   A-1 100.0%
                                       =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                  Principal     Value
                 Security Description              Amount      (Note 2)
      -------------------------------------------------------------------
      SHORT - TERM INVESTMENT SECURITIES -- 97.9%
      Asset - Backed Commercial Paper -- 55.0%
        Amstel Funding Corp.
         5.19% due 04/17/07*..................... $1,025,000 $  1,018,055
        Amstel Funding Corp.
         5.24% due 03/29/07*.....................  1,000,000      995,924
        Amstel Funding Corp.
         5.24% due 04/17/07*.....................  1,000,000      993,159
        Amstel Funding Corp
         5.25% due 04/17/07*.....................  2,000,000    1,986,292
        Amsterdam Funding Corp.
         5.22% due 05/04/07*.....................  1,000,000      990,720
        Amsterdam Funding Corp.
         5.23% due 04/05/07*.....................  1,000,000      994,915
        Amsterdam Funding Corp.
         5.26% due 03/23/07*.....................  1,354,000    1,349,648
        Atlantis One Funding Corp.
         5.25% due 03/12/07*.....................  1,000,000      998,396
        Atlantis One Funding Corp.
         5.26% due 03/15/07*.....................  1,000,000      997,954
        Barton Capital Corp.
         5.25% due 03/05/07*.....................  1,000,000      999,417
        Barton Capital Corp.
         5.25% due 03/09/07*.....................  3,000,000    2,996,500
        Barton Capital Corp.
         5.26% due 03/13/07*.....................  1,692,000    1,689,033
        Beta Financial, Inc.
         5.25% due 04/18/07*.....................  2,116,000    2,101,188
        Cafco LLC
         5.25% due 03/14/07*.....................  3,000,000    2,994,312
        Cafco LLC
         5.25% due 03/19/07*.....................  1,000,000      997,375
        Cafco LLC
         5.25% due 04/13/07*.....................  1,900,000    1,888,085
        Cancara Asset Securitisation, Ltd.
         5.25% due 04/24/07*.....................  1,000,000      992,125
        Cancara Asset Securitisation, Ltd.
         5.26% due 03/07/07*.....................  2,000,000    1,998,247
        Cancara Asset Securitisation, Ltd.
         5.27% due 03/13/07*.....................  1,000,000      998,245
        Chariot Funding LLC
         5.24% due 03/21/07*.....................  1,454,000    1,449,767
        Chariot Funding LLC
         5.24% due 04/10/07*.....................  1,251,000    1,243,716
        Chariot Funding LLC
         5.26% due 03/05/07*.....................  2,000,000    1,998,831
        Chariot Funding LLC
         5.26% due 04/03/07*.....................  2,000,000    1,990,357
        Charta LLC
         5.25% due 03/07/07*.....................  1,000,000      999,125
        Charta LLC
         5.25% due 03/22/07*.....................  2,000,000    1,993,875
        Charta LLC
         5.26% due 03/29/07*.....................  1,500,000    1,493,863
        Ciesco LLC
         5.23% due 04/24/07*.....................  3,715,000    3,685,856
        Clipper Receivables Corp.
         5.25% due 03/09/07......................  2,000,000    1,997,667
        Clipper Receivables Co. LLC
         5.25% due 04/03/07......................  2,000,000    1,990,375
        Clipper Receivables Co. LLC
         5.26% due 03/05/07......................  1,151,000    1,150,327
        Clipper Receivables Corp.
         5.31% due 03/01/07......................  2,000,000    2,000,000

                                                  Principal     Value
                 Security Description              Amount      (Note 2)

      -------------------------------------------------------------------
      Asset - Backed Commercial Paper (continued)
        CRC Funding LLC
         5.25% due 03/28/07*..................... $2,000,000 $  1,992,125
        CRC Funding LLC
         5.25% due 03/28/07*.....................  1,500,000    1,494,099
        CRC Funding LLC
         5.25% due 04/16/07*.....................  1,500,000    1,489,938
        CRC Funding LLC
         5.26% due 03/12/07*.....................  1,005,000    1,003,385
        Dorada Finance, Inc.
         5.24% due 04/27/07*.....................  2,000,000    1,983,407
        Edison Asset Securitization LLC
         5.17% due 04/03/07*.....................  1,597,000    1,589,432
        Edison Asset Securitization LLC
         5.23% due 03/12/07*.....................  1,000,000      998,402
        Falcon Asset Securitization Corp.
         5.24% due 03/01/07*.....................  1,000,000    1,000,000
        Falcon Asset Securitization Corp.
         5.25% due 04/11/07*.....................  1,224,000    1,216,682
        Falcon Asset Securitization Corp.
         5.26% due 03/09/07*.....................  1,000,000      998,831
        Falcon Asset Securitization Corp.
         5.26% due 03/15/07*.....................  1,419,000    1,416,097
        Fountain Square Commercial Funding
         5.24% due 05/18/07*.....................  2,000,000    1,977,293
        Fountain Square Commercial Funding
         5.25% due 03/20/07*.....................  1,500,000    1,495,844
        Fountain Square Commercial Funding
         5.25% due 04/02/07*.....................  1,280,000    1,274,027
        Galaxy Funding, Inc.
         5.25% due 03/02/07*.....................  1,000,000      999,854
        Galaxy Funding, Inc.
         5.25% due 03/13/07*.....................  1,000,000      998,250
        Giro Funding US Corp.
         5.25% due 03/15/07*.....................  1,000,000      997,958
        Giro Funding US Corp.
         5.25% due 04/04/07*.....................  1,350,000    1,343,306
        Giro Funding US Corp.
         5.27% due 03/07/07*.....................  1,000,000      999,122
        Greyhawk Funding LLC
         5.24% due 05/24/07*.....................  2,000,000    1,975,547
        Greyhawk Funding LLC
         5.26% due 03/19/07*.....................  1,000,000      997,370
        Greyhawk Funding LLC
         5.26% due 04/04/07*.....................  1,000,000      995,032
        Greyhawk Funding LLC
         5.27% due 03/05/07*.....................  1,500,000    1,499,122
        Jupiter Securitization Co. LLC
         5.26% due 03/07/07*.....................  1,000,000      999,123
        Jupiter Securitization Co. LLC
         5.26% due 03/27/07*.....................  2,000,000    1,992,402
        Kittyhawk Funding Corp.
         5.24% due 04/16/07*.....................  1,000,000      993,304
        Kitty Hawk Funding Corp.
         5.24% due 04/27/07*.....................  2,000,000    1,983,407
        Kittyhawk Funding Corp.
         5.25% due 04/20/07*.....................  1,543,000    1,531,749
        Old Line Funding Corp.
         5.25% due 03/15/07*.....................  1,070,000    1,067,815
        Old Line Funding Corp.
         5.25% due 04/05/07*.....................  1,500,000    1,492,344
        Old Line Funding Corp.
         5.26% due 03/27/07*.....................  1,478,000    1,472,385

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal     Value
                  Security Description               Amount      (Note 2)
     ----------------------------------------------------------------------
     SHORT - TERM INVESTMENT SECURITIES (continued)
     Asset - Backed Commercial Paper (continued)
       Park Avenue Receivable Corp.
        5.24% due 05/01/07*........................ $1,004,000 $    995,086
       Park Avenue Receivables Corp.
        5.25% due 03/16/07*........................  1,500,000    1,496,719
       Park Avenue Receivable Corp.
        5.26% due 03/07/07*........................  1,495,000    1,493,689
       Park Avenue Receivable Corp.
        5.26% due 03/14/07*........................  1,419,000    1,416,305
       Ranger Funding Co. LLC
        5.26% due 03/27/07*........................  2,000,000    1,992,402
       Ranger Funding Co. LLC
        5.26% due 04/04/07*........................  1,256,000    1,249,760
       Sedna Finance, Inc.
        5.23% due 04/30/07*........................  2,000,000    1,982,567
       Sheffield Receivables Corp.
        5.24% due 03/20/07*........................  1,000,000      997,234
       Sheffield Receivables Corp.
        5.27% due 03/20/07*........................  1,000,000      997,219
       Sigma Finance, Inc.
        5.23% due 06/07/07*........................  1,193,000    1,176,015
       Surrey Funding Corp.
        5.24% due 04/05/07*........................  1,000,000      994,906
       Surrey Funding Corp.
        5.25% due 03/06/07*........................  1,000,000      999,271
       Surrey Funding Corp.
        5.26% due 03/06/07*........................  1,327,000    1,326,031
       Surrey Funding Corp.
        5.26% due 03/29/07*........................  2,000,000    1,991,818
       Sydney Capital Corp.
        5.24% due 04/20/07*........................  2,000,000    1,985,444
       Sydney Capital Corp.
        5.24% due 04/26/07*........................  1,000,000      991,849
       Sydney Capital Corp.
        5.25% due 04/04/07*........................  1,000,000      995,042
       Sydney Capital Corp.
        5.26% due 03/15/07*........................  1,000,000      997,954
       Thames Asset Global Securitization, Inc.
        5.18% due 06/14/07*........................  2,000,000    1,969,783
       Thames Asset Global Securitization, Inc.
        5.26% due 03/20/07*........................  1,000,000      997,224
       Thames Asset Global Securitization, Inc.
        5.27% due 03/22/07*........................  1,000,000      996,926
       White Pine Finance LLC
        5.27% due 03/12/07*........................  2,000,000    1,996,779
       Windmill Funding Corp.
        5.23% due 03/20/07*........................  1,500,000    1,495,860
       Windmill Funding Corp.
        5.23% due 04/05/07*........................  1,000,000      994,915
       Windmill Funding Corp.
        5.24% due 04/03/07*........................  1,000,000      995,197
       Windmill Funding Corp.
        5.26% due 03/13/07*........................  1,000,000      998,309
                                                               ------------
     Total Asset - Backed Commercial Paper
        (amortized cost $126,765,305)..............             126,765,305
                                                               ------------
     Certificates of Deposit -- 12.8%
       ABN AMRO Bank NV
        5.42% due 05/11/07(4)......................  1,000,000    1,000,219
       Barclays Bank PLC
        5.32% due 04/23/07.........................  2,200,000    2,200,014
       BNP Paribas
        5.30% due 03/30/07.........................  1,000,000    1,000,000

                                              Principal     Value
                 Security Description          Amount      (Note 2)

          -----------------------------------------------------------
          Certificates of Deposit (continued)
            BNP Paribas
             5.31% due 07/09/07.............. $3,000,000 $  3,000,000
            Calyon NY
             5.31% due 09/26/07(3)...........  1,000,000      999,883
            Citibank NA
             5.30% due 03/08/07..............  2,000,000    2,000,000
            First Tennessee Bank
             5.31% due 04/18/07..............  3,000,000    3,000,000
            First Tennessee Bank
             5.32% due 03/20/07..............  2,000,000    2,000,000
            HBOS Treasury Services PLC
             5.35% due 10/25/07..............  1,000,000    1,000,000
            HBOS Treasury Services PLC
             5.36% due 10/22/07..............  2,000,000    2,000,188
            Lloyds TSB Bank PLC
             5.35% due 04/25/07..............  2,500,000    2,500,000
            Rabobank Nederland NV
             5.13% due 03/13/07..............    600,000      599,927
            Rabobank Nederland NV
             5.30% due 03/30/07(3)...........  1,000,000    1,000,000
            Royal Bank Scotland PLC
             5.31% due 04/19/07..............  2,000,000    2,000,014
            Societe Generale
             5.26% due 06/11/07(3)...........  2,500,000    2,499,827
            Societe Generale
             5.26% due 06/20/07(3)...........  1,000,000      999,930
            Societe Generale
             5.27% due 07/02/07..............  1,500,000    1,500,054
            Wells Fargo Bank NA
             5.23% due 04/11/07..............    200,000      199,715
                                                         ------------
          Total Certificates of Deposit
             (amortized cost $29,499,771)....              29,499,771
                                                         ------------
          Commercial Paper -- 22.9%
            Atlantis One Funding Corp.
             5.26% due 03/22/07..............  1,405,000    1,400,693
            Bank of America Corp.
             5.20% due 03/21/07..............  2,000,000    1,994,221
            Bank of America Corp.
             5.22% due 04/02/07..............  1,000,000      995,360
            Bank of America Corp.
             5.25% due 03/19/07..............  2,306,000    2,299,947
            Bank of America Corp.
             5.30% due 12/28/07(4)...........  1,000,000    1,000,118
            Bear Stearns Co., Inc.
             5.17% due 06/25/07..............  2,000,000    1,966,682
            Deutsche Bank Financial LLC
             5.25% due 03/02/07..............  2,600,000    2,599,621
            Dexia Delaware LLC
             5.22% due 03/06/07..............  1,500,000    1,498,906
            Dexia Delaware LLC
             5.24% due 03/26/07..............  1,000,000      996,361
            Dexia Delaware LLC
             5.24% due 05/01/07..............  1,994,000    1,976,295
            Dexia Delaware LLC
             5.25% due 03/13/07..............  1,500,000    1,497,375
            General Electric Capital Corp.
             5.15% due 10/16/07..............  3,500,000    3,385,341
            General Electric Capital Corp.
             5.22% due 06/08/07..............  1,000,000      985,645
            HBOS Treasury Services PLC
             5.25% due 03/19/07..............  1,100,000    1,097,113
            HSBC Bank USA, Inc.
             5.44% due 09/21/07(4)...........  2,500,000    2,501,816

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal     Value
                  Security Description               Amount      (Note 2)
     ----------------------------------------------------------------------
     SHORT - TERM INVESTMENT SECURITIES (continued)
     Commercial Paper (continued)
       JP Morgan Chase & Co.
        5.23% due 04/11/07......................... $2,000,000 $  1,988,087
       Merril Lynch & Co., Inc.
        5.21% due 04/02/07.........................  2,585,000    2,573,029
       Morgan Stanley
        5.30% due 09/10/07(3)......................  3,000,000    3,000,000
       Nordea North America, Inc.
        5.20% due 06/11/07.........................  2,000,000    1,970,533
       Nordea North America, Inc.
        5.24% due 04/05/07.........................  1,300,000    1,293,384
       Nordea North America, Inc.
        5.24% due 04/27/07.........................  1,100,000    1,090,874
       Royal Bank of Canada
        5.24% due 10/04/07.........................  2,500,000    2,497,607
       State Street Boston Corp.
        5.22% due 03/26/07.........................  4,000,000    3,985,500
       Svenska Handelsbanken, Inc.
        5.65% due 07/20/07(3)......................  2,000,000    2,001,243
       UBS Finance LLC
        5.20% due 07/05/07.........................  1,000,000      981,793
       UBS Finance LLC
        5.24% due 04/11/07.........................  2,000,000    1,988,064
       UBS Finance LLC
        5.25% due 03/05/07.........................  1,877,000    1,875,905
       UBS Finance LLC
        5.25% due 03/08/07.........................  1,214,000    1,212,761
                                                               ------------
     Total Commercial Paper
        (amortized cost $52,654,274)...............              52,654,274
                                                               ------------

                                                       Principal     Value
                Security Description                    Amount      (Note 2)

 -----------------------------------------------------------------------------
 Medium Term Notes -- 7.2%
   Barclays Bank PLC
    5.41% due 11/02/07*.............................. $2,000,000  $  2,000,000
   Beta Finance, Inc.
    5.33% due 08/15/07*(4)...........................  2,000,000     2,000,352
   Cheyne Finance LLC
    5.32% due 09/06/07(4)............................  2,000,000     1,999,871
   Cheyne Finance PLC
    5.32% due 01/07/08(4)............................  2,000,000     2,000,000
   Merrill Lynch & Co., Inc.
    5.29% due 05/14/07(4)............................  1,000,000     1,000,002
   Merrill Lynch & Co., Inc.
    5.33% due 10/15/07(4)............................  1,000,000     1,000,000
   Morgan Stanley Dean Witter Co.
    5.49% due 01/18/08(4)............................  1,000,000     1,001,342
   Sedna Finance, Inc.
    5.32% due 01/11/08(4)............................  2,500,000     2,499,875
   Sigma Finance, Inc.
    5.32% due 09/18/07*(4)...........................  2,000,000     1,999,900
   Wells Fargo & Co.
    5.31% due 08/03/07(4)............................  1,000,000     1,000,000
                                                                  ------------
 Total Medium Term Notes
   (amortized cost $16,501,342)......................               16,501,342
                                                                  ------------
 Total Short - Term Investment Securities -- 97.9%
    (amortized cost $225,420,692)....................              225,420,692
                                                                  ------------
 REPURCHASE AGREEMENT -- 0.6%
   UBS Securities, LLC Joint Repurchase Agreement(1)
    (Cost $1,449,000)................................  1,449,000     1,449,000
                                                                  ------------
 TOTAL INVESTMENTS
   (amortized cost $226,869,692)(2)..................       98.5%  226,869,692
 Other assets less liabilities.......................        1.5%    3,364,479
                                                      ----------  ------------
 NET ASSETS --                                             100.0% $230,234,171
                                                      ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $125,627,188 representing 54.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 5 for cost of investments on a tax basis.
(3)Variable Rate Security -- the rate reflected is as of February 28, 2007, maturity date reflects next reset date.
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             U.S. Government Agencies........................ 5.4%
             Electronic Measurement Instruments.............. 5.2%
             Electronic Components -- Semiconductors......... 4.3%
             Banks -- Commercial............................. 3.5%
             Oil Companies -- Exploration & Production....... 3.3%
             Retail -- Restaurants........................... 3.0%
             Applications Software........................... 2.9%
             Hotels/Motels................................... 2.8%
             Networking Products............................. 2.8%
             Medical -- Drugs................................ 2.6%
             Semiconductors Components -- Integrated Circuits 2.5%
             E-Services/Consulting........................... 2.4%
             Oil -- Field Services........................... 2.4%
             Semiconductor Equipment......................... 2.4%
             Commercial Services -- Finance.................. 2.2%
             Computers -- Integrated Systems................. 1.8%
             Medical -- Biomedical/Gene...................... 1.8%
             Racetracks...................................... 1.8%
             Consulting Services............................. 1.7%
             Real Estate Investment Trusts................... 1.7%
             Finance -- Investment Banker/Broker............. 1.6%
             Wireless Equipment.............................. 1.4%
             Chemicals -- Specialty.......................... 1.3%
             Instruments -- Scientific....................... 1.3%
             Physical Therapy/Rehabilation Centers........... 1.3%
             Research & Development.......................... 1.3%
             Telecommunication Equipment..................... 1.3%
             Transport -- Truck.............................. 1.3%
             Non-Ferrous Metals.............................. 1.2%
             Aerospace/Defense -- Equipment.................. 1.1%
             Investment Companies............................ 1.1%
             Medical Information Systems..................... 1.1%
             Medical Products................................ 1.1%
             Therapeutics.................................... 1.1%
             Web Portals/ISP................................. 1.1%
             Building & Construction Products -- Misc........ 1.0%
             Diversified Financial Services.................. 1.0%
             Retail -- Apparel/Shoe.......................... 1.0%
             E-Marketing/Info................................ 0.9%
             Internet Connectivity Services.................. 0.9%
             Machinery -- General Industrial................. 0.9%
             Machinery -- Pumps.............................. 0.9%
             Schools......................................... 0.9%
             Veterinary Diagnostics.......................... 0.9%
             Advertising Services............................ 0.8%
             Chemicals -- Diversified........................ 0.8%
             Commerce........................................ 0.8%
             Computers....................................... 0.8%
             Computers -- Memory Devices..................... 0.8%
             Entertainment Software.......................... 0.8%
             Oil Field Machinery & Equipment................. 0.8%
             Retail -- Bedding............................... 0.8%
             Retail -- Gardening Products.................... 0.8%
             Retail -- Music Store........................... 0.8%
             Airlines........................................ 0.7%
             Auto -- Heavy Duty Trucks....................... 0.7%
             Energy -- Alternate Sources..................... 0.7%
             Investment Management/Advisor Services.......... 0.7%
             Physicians Practice Management.................. 0.7%
             Auto/Truck Parts & Equipment -- Original........ 0.6%
             Drug Delivery Systems........................... 0.6%
             Retail -- Sporting Goods........................ 0.6%
             Commercial Services............................. 0.5%
             Internet Security............................... 0.5%
             Medical Instruments............................. 0.5%
             Medical -- Generic Drugs........................ 0.5%
             Distribution/Wholesale.......................... 0.4%
             Finance -- Commercial........................... 0.4%
             Finance -- Leasing Companies.................... 0.4%

                       E-Commerce/Products.......   0.3%
                       Retail -- Home Furnishings   0.3%
                       Savings & Loans/Thrifts...   0.3%
                                                  -----
                                                  100.9%
                                                  =====

*  Calculated as a percentage of net assets.

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 95.5%
       Advertising Services -- 0.8%
         Marchex, Inc., Class B........................ 32,400 $  436,752
                                                               ----------
       Aerospace/Defense - Equipment -- 1.1%
         ARGON ST, Inc.+............................... 24,340    589,758
                                                               ----------
       Airlines -- 0.7%
         JetBlue Airways Corp.+........................ 32,900    404,999
                                                               ----------
       Applications Software -- 2.9%
         Nuance Communications, Inc.+.................. 45,898    646,703
         Quest Software, Inc.+......................... 44,300    722,976
         VA Software Corp.+............................ 45,500    196,105
                                                               ----------
                                                                1,565,784
                                                               ----------
       Auto - Heavy Duty Trucks -- 0.7%
         Force Protection, Inc.+*(1)................... 28,100    379,020
                                                               ----------
       Auto/Truck Parts & Equipment - Original -- 0.6%
         Tenneco, Inc.+................................ 14,282    347,053
                                                               ----------
       Banks - Commercial -- 3.5%
         East West Bancorp, Inc........................  8,800    327,976
         First State Bancorp...........................  8,225    183,582
         Signature Bank+............................... 12,600    387,072
         UCBH Holdings, Inc............................ 21,800    415,508
         UMB Financial Corp............................  4,200    158,466
         Whitney Holding Corp.......................... 14,200    450,424
                                                               ----------
                                                                1,923,028
                                                               ----------
       Building & Construction Products - Misc. -- 1.0%
         Drew Industries, Inc.+........................ 18,700    538,560
                                                               ----------
       Chemicals - Diversified -- 0.8%
         FMC Corp......................................  6,200    456,134
                                                               ----------
       Chemicals - Specialty -- 1.3%
         Cabot Corp....................................  7,800    348,816
         Minerals Technologies, Inc....................  5,900    365,151
                                                               ----------
                                                                  713,967
                                                               ----------
       Commerce -- 0.8%
         Ariba, Inc.+.................................. 46,500    432,915
                                                               ----------
       Commercial Services -- 0.5%
         CoStar Group, Inc.+...........................  5,600    262,472
                                                               ----------
       Commercial Services - Finance -- 2.2%
         Clayton Holdings, Inc.+....................... 24,000    532,320
         Heartland Payment Systems, Inc................ 13,800    343,896
         Jackson Hewitt Tax Service, Inc............... 10,500    338,625
                                                               ----------
                                                                1,214,841
                                                               ----------
       Computers -- 0.8%
         Rackable Systems, Inc.+....................... 24,800    431,768
                                                               ----------
       Computers - Integrated Systems -- 1.8%
         MICROS Systems, Inc.+.........................  9,300    518,568
         National Instruments Corp..................... 17,500    469,525
                                                               ----------
                                                                  988,093
                                                               ----------
       Computers - Memory Devices -- 0.8%
         Xyratex, Ltd.+................................ 19,500    443,625
                                                               ----------
       Consulting Services -- 1.7%
         BearingPoint, Inc.+........................... 57,300    458,400
         Huron Consulting Group, Inc.+.................  3,700    234,580
         LECG Corp.+................................... 16,000    215,040
                                                               ----------
                                                                  908,020
                                                               ----------
       Distribution/Wholesale -- 0.4%
         Beacon Roofing Supply, Inc.+.................. 12,850    213,696
                                                               ----------

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Diversified Financial Services -- 1.0%
         Newstar Financial Inc.+.....................  29,800 $  538,337
                                                              ----------
       Drug Delivery Systems -- 0.6%
         Penwest Pharmaceuticals Co.+................  23,600    312,228
                                                              ----------
       E-Commerce/Products -- 0.3%
         Stamps.com, Inc.+...........................   9,100    141,141
                                                              ----------
       E-Marketing/Info -- 0.9%
         ValueClick, Inc.+...........................  18,500    490,250
                                                              ----------
       E-Services/Consulting -- 2.4%
         RightNow Technologies, Inc.+................  28,200    470,094
         Sapient Corp.+.............................. 136,300    850,512
                                                              ----------
                                                               1,320,606
                                                              ----------
       Electronic Components - Semiconductors -- 4.3%
         Microsemi Corp.+............................  37,400    757,724
         Microtune, Inc.+............................  56,120    248,612
         Netlogic Microsystems, Inc.+................  29,300    730,742
         Silicon Laboratories, Inc.+.................  19,400    585,880
                                                              ----------
                                                               2,322,958
                                                              ----------
       Electronic Measurement Instruments -- 5.2%
         FLIR Systems, Inc.+.........................  25,400    882,904
         Molecular Devices Corp.+....................  16,900    596,401
         Tektronix, Inc..............................  19,600    560,756
         Trimble Navigation, Ltd.+...................  29,600    783,216
                                                              ----------
                                                               2,823,277
                                                              ----------
       Energy - Alternate Sources -- 0.7%
         Headwaters, Inc.+...........................  15,300    360,621
                                                              ----------
       Entertainment Software -- 0.8%
         THQ, Inc.+..................................  13,600    438,056
                                                              ----------
       Finance - Commercial -- 0.4%
         CapitalSource, Inc..........................   9,475    244,360
                                                              ----------
       Finance - Investment Banker/Broker -- 1.6%
         GFI Group, Inc.+............................   5,000    308,050
         optionsXpress Holdings, Inc.................  25,100    582,571
                                                              ----------
                                                                 890,621
                                                              ----------
       Finance - Leasing Company -- 0.4%
         Financial Federal Corp......................   9,000    243,810
                                                              ----------
       Hotels/Motels -- 2.8%
         Gaylord Entertainment Co.+..................   8,600    464,142
         Orient - Express Hotels, Ltd................  17,100    882,873
         Red Lion Hotels Corp.+......................  15,800    193,550
                                                              ----------
                                                               1,540,565
                                                              ----------
       Instruments - Scientific -- 1.3%
         Varian, Inc.+...............................  13,400    729,362
                                                              ----------
       Internet Connectivity Services -- 0.9%
         Internap Network Services Corp.+............  25,100    472,382
                                                              ----------
       Internet Security -- 0.5%
         Entrust, Inc.+..............................  67,800    293,574
                                                              ----------
       Investment Companies -- 1.1%
         Ares Capital Corp...........................  11,379    230,083
         Kohlberg Cap Corp Com+......................  23,600    376,184
                                                              ----------
                                                                 606,267
                                                              ----------
       Investment Management/Advisor Services -- 0.7%
         National Financial Partners Corp............   8,000    369,280
                                                              ----------
       Machinery - General Industrial -- 0.9%
         Manitowoc Co., Inc..........................   8,000    469,600
                                                              ----------

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Machinery - Pumps -- 0.9%
         Flowserve Corp.+..............................  9,300 $  482,856
                                                               ----------
       Medical Information Systems -- 1.1%
         Allscripts Heathcare Solutions, Inc.+......... 23,200    628,256
                                                               ----------
       Medical Instruments -- 0.5%
         Dexcom, Inc.+................................. 33,900    274,251
                                                               ----------
       Medical Products -- 1.1%
         American Medical Systems Holdings, Inc.+...... 29,500    600,030
                                                               ----------
       Medical - Biomedical/Gene -- 1.8%
         Coley Pharmaceutical Group, Inc.+............. 22,800    213,864
         Keryx Biopharmaceuticals, Inc.+............... 23,000    262,200
         Myriad Genetics, Inc.+........................ 13,900    465,094
         Panacos Pharmaceuticals, Inc.+................ 11,600     49,880
                                                               ----------
                                                                  991,038
                                                               ----------
       Medical - Drugs -- 2.6%
         Adams Respiratory Therapeutics, Inc.+......... 14,600    530,272
         Adolor Corp.+................................. 49,400    329,992
         Angiotech Pharmaceuticals, Inc.+.............. 52,500    350,700
         Cadence Pharmaceuticals, Inc.+................ 15,506    221,116
                                                               ----------
                                                                1,432,080
                                                               ----------
       Medical - Generic Drugs -- 0.5%
         Impax Laboratories, Inc.+(1).................. 26,200    275,100
                                                               ----------
       Networking Products -- 2.8%
         Atheros Communications, Inc.+................. 24,500    619,115
         Ixia+......................................... 62,200    685,444
         Netgear, Inc.+................................  5,600    151,368
         Switch & Data Facilities Co., Inc.+...........  3,100     60,388
                                                               ----------
                                                                1,516,315
                                                               ----------
       Non-Ferrous Metals -- 1.2%
         RTI International Metals, Inc.+...............  7,900    681,612
                                                               ----------
       Oil Companies - Exploration & Production -- 3.3%
         Bill Barrett Corp.+........................... 19,800    582,516
         Denbury Resources, Inc.+...................... 19,500    562,380
         Mariner Energy, Inc.+......................... 36,000    666,000
                                                               ----------
                                                                1,810,896
                                                               ----------
       Oil Field Machinery & Equipment -- 0.8%
         FMC Technologies, Inc.+.......................  6,500    427,570
                                                               ----------
       Oil - Field Services -- 2.4%
         Helix Energy Solutions Group, Inc.+........... 23,300    782,181
         Superior Energy Services, Inc.+............... 16,800    514,920
                                                               ----------
                                                                1,297,101
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 1.3%
         Psychiatric Solutions, Inc.+.................. 15,900    635,364
         RehabCare Group, Inc.+........................  5,600     85,120
                                                               ----------
                                                                  720,484
                                                               ----------
       Physicians Practice Management -- 0.7%
         Healthways, Inc.+.............................  8,700    378,363
                                                               ----------
       Racetrack -- 1.8%
         Penn National Gaming, Inc.+................... 20,600    960,578
                                                               ----------
       Real Estate Investment Trusts -- 1.7%
         FelCor Lodging Trust, Inc..................... 22,500    530,550
         LaSalle Hotel Properties......................  9,000    399,870
                                                               ----------
                                                                  930,420
                                                               ----------
       Research & Development -- 1.3%
         Parexel International Corp.+.................. 21,500    731,215
                                                               ----------

                                                                    Value
                    Security Description                   Shares  (Note 2)

   --------------------------------------------------------------------------
   Retail - Apparel/Shoe -- 1.0%
     Christopher & Banks Corp............................. 17,300 $   321,261
     J Crew Group, Inc.+..................................  5,700     205,428
                                                                  -----------
                                                                      526,689
                                                                  -----------
   Retail - Bedding -- 0.8%
     Select Comfort Corp.+................................ 23,100     428,043
                                                                  -----------
   Retail - Gardening Products -- 0.8%
     Tractor Supply Co.+..................................  8,100     414,477
                                                                  -----------
   Retail - Home Furnishings -- 0.3%
     Cost Plus, Inc.+..................................... 13,860     148,856
                                                                  -----------
   Retail - Music Store -- 0.8%
     Guitar Center, Inc.+.................................  9,800     429,338
                                                                  -----------
   Retail - Restaurants -- 3.0%
     BJ's Restaurants, Inc.+.............................. 16,700     340,346
     Chipotle Mexican Grill, Inc., Class B+............... 10,000     557,300
     Panera Bread Co., Class A+........................... 12,200     747,006
                                                                  -----------
                                                                    1,644,652
                                                                  -----------
   Retail - Sporting Goods -- 0.6%
     Big 5 Sporting Goods Corp............................ 12,700     303,403
                                                                  -----------
   Savings & Loans/Thrifts -- 0.3%
     BankUnited Financial Corp. Class A...................  7,300     178,266
                                                                  -----------
   Schools -- 0.9%
     Strayer Education, Inc...............................  2,400     282,936
     Universal Technical Institute, Inc.+.................  9,100     215,033
                                                                  -----------
                                                                      497,969
                                                                  -----------
   Semiconductor Equipment -- 2.4%
     FormFactor, Inc.+.................................... 11,300     483,075
     Varian Semiconductor Equipment Associates, Inc.+..... 16,950     810,040
                                                                  -----------
                                                                    1,293,115
                                                                  -----------
   Semiconductors Components - Integrated Circuits -- 2.5%
     Hitte Microwave Corp.+...............................  8,400     352,296
     Power Integrations, Inc.+............................ 39,200   1,013,320
                                                                  -----------
                                                                    1,365,616
                                                                  -----------
   Telecommunication Equipment -- 1.3%
     Arris Group, Inc.+................................... 38,800     509,832
     OpNext, Inc.+........................................ 13,100     220,735
                                                                  -----------
                                                                      730,567
                                                                  -----------
   Therapeutics -- 1.1%
     Medicines Co.+....................................... 14,800     399,156
     Trimeris, Inc.+...................................... 19,700     225,171
                                                                  -----------
                                                                      624,327
                                                                  -----------
   Transport - Truck -- 1.3%
     Forward Air Corp.....................................  8,000     260,960
     Knight Transportation, Inc........................... 23,200     433,376
                                                                  -----------
                                                                      694,336
                                                                  -----------
   Veterinary Diagnostics -- 0.9%
     VCA Antech, Inc.+.................................... 14,100     517,611
                                                                  -----------
   Web Portals/ISP -- 1.1%
     Trizetto Group, Inc.+................................ 28,400     591,572
                                                                  -----------
   Wireless Equipment -- 1.4%
     ViaSat, Inc.+........................................ 23,200     792,512
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $45,320,376)..................................         52,177,294
                                                                  -----------

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Shares/
                                                 Principal      Value
                 Security Description             Amount       (Note 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 5.4%
       U.S. Government Agencies -- 5.4%
         Fannie Mae Disc. Notes
          5.18% due 03/01/07
          (cost $2,935,000).................... $2,935,000   $ 2,935,000
                                                             -----------
       TOTAL INVESTMENTS
          (cost $48,255,376)(2)................      100.9%   55,112,294
       Liabilities in excess of other assets...       (0.9)%    (467,379)
                                                ----------   -----------
       NET ASSETS --                                 100.0%  $54,644,915
                                                ==========   ===========

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $379,200 representing 0.69% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Illiquid security
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund
PORTFOLIO PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Real Estate Investment Trusts.................... 11.7%
            Banks -- Commercial.............................. 10.6%
            Repurchase Agreement.............................  3.5%
            Electric -- Integrated...........................  2.9%
            Oil Companies -- Exploration & Production........  2.0%
            Retail -- Apparel/Shoe...........................  1.9%
            Gas -- Distribution..............................  1.7%
            Savings & Loans/Thrifts..........................  1.7%
            Chemicals -- Specialty...........................  1.5%
            Computer Services................................  1.5%
            Insurance -- Life/Health.........................  1.5%
            Insurance -- Property/Casualty...................  1.5%
            Machinery -- Construction & Mining...............  1.4%
            Auto/Truck Parts & Equipment -- Original.........  1.3%
            Diversified Manufactured Operations..............  1.3%
            Retail -- Restaurants............................  1.3%
            Toys.............................................  1.3%
            Data Processing/Management.......................  1.1%
            Steel -- Producers...............................  1.1%
            Airlines.........................................  1.0%
            Consumer Products -- Misc........................  1.0%
            Finance -- Consumer Loans........................  1.0%
            Machinery -- General Industrial..................  1.0%
            Retail -- Discount...............................  1.0%
            Transport -- Services............................  1.0%
            Computer Aided Design............................  0.9%
            Electronic Components -- Semiconductors..........  0.9%
            Enterprise Software/Service......................  0.9%
            Finance -- Auto Loans............................  0.9%
            Semiconductor Equipment..........................  0.9%
            Engineering/R&D Services.........................  0.8%
            Human Resources..................................  0.8%
            Insurance -- Multi-line..........................  0.8%
            Paper & Related Products.........................  0.8%
            Retail -- Auto Parts.............................  0.8%
            Semiconductors Components -- Intergrated Circuits  0.8%
            Aerospace/Defense -- Equipment...................  0.7%
            Applications Software............................  0.7%
            Commercial Services -- Finance...................  0.7%
            Containers -- Metal/Glass........................  0.7%
            Metal -- Iron....................................  0.7%
            Multimedia.......................................  0.7%
            Oil Refining & Marketing.........................  0.7%
            Private Corrections..............................  0.7%
            Web Portals/ISP..................................  0.7%
            Chemicals -- Plastics............................  0.6%
            Communications Software..........................  0.6%
            Computers -- Periphery Equipment.................  0.6%
            Distribution/Wholesale...........................  0.6%
            Machinery -- Farming.............................  0.6%
            Medical -- Drugs.................................  0.6%
            Medical -- HMO...................................  0.6%
            Medical -- Outpatient/Home Medical...............  0.6%
            Office Furnishings -- Original...................  0.6%
            Oil -- Field Services............................  0.6%
            Software Tools...................................  0.6%
            Telecommunication Equipment......................  0.6%
            Vitamins & Nutrition Products....................  0.6%
            Apparel Manufacturers............................  0.5%
            Chemicals -- Diversified.........................  0.5%
            Electronic Components -- Misc....................  0.5%
            Finance -- Investment Banker/Broker..............  0.5%
            Footwear & Related Apparel.......................  0.5%
            Lasers -- System/Components......................  0.5%

                   Medical Sterilization Products......  0.5%
                   Medical -- Biomedical/Gene..........  0.5%
                   Metal Processors & Fabrication......  0.5%
                   Miscellaneous Manufacturing.........  0.5%
                   Publishing -- Books.................  0.5%
                   Retail -- Computer Equipment........  0.5%
                   Retail -- Regional Department Stores  0.5%
                   Telecom Services....................  0.5%
                   Cellular Telecom....................  0.4%
                   Circuit Boards......................  0.4%
                   Cosmetics & Toiletries..............  0.4%
                   Finance -- Mortgage Loan/Banker.....  0.4%
                   Medical -- Nursing Homes............  0.4%
                   Networking Products.................  0.4%
                   Building -- Heavy Construction......  0.3%
                   Commercial Services.................  0.3%
                   Computers -- Integrated Systems.....  0.3%
                   Electronic Design Automation........  0.3%
                   Industrial Automated/Robotic........  0.3%
                   Internet Security...................  0.3%
                   Medical Instruments.................  0.3%
                   Medical Products....................  0.3%
                   Office Supplies & Forms.............  0.3%
                   Physicians Practice Management......  0.3%
                   Publishing -- Periodicals...........  0.3%
                   Retail -- Office Supplies...........  0.3%
                   Rubber/Plastic Products.............  0.3%
                   Transport -- Truck..................  0.3%
                   Building Products -- Light Fixtures.  0.2%
                   Capacitors..........................  0.2%
                   Computers -- Memory Devices.........  0.2%
                   Containers -- Paper/Plastic.........  0.2%
                   Electronic Measurement Instruments..  0.2%
                   Finance -- Leasing Companies........  0.2%
                   Food -- Misc........................  0.2%
                   Funeral Services & Related Items....  0.2%
                   Home Furnishings....................  0.2%
                   Identification Systems..............  0.2%
                   Machinery -- Material Handling......  0.2%
                   Medical -- Generic Drugs............  0.2%
                   Music...............................  0.2%
                   Non -- Ferrous Metals...............  0.2%
                   Oil & Gas Drilling..................  0.2%
                   Radio...............................  0.2%
                   Retail -- Bookstore.................  0.2%
                   Retail -- Convenience Store.........  0.2%
                   Steel Pipe & Tube...................  0.2%
                   Telephone -- Integrated.............  0.2%
                   Television..........................  0.2%
                   Therapeutics........................  0.2%
                   Transport -- Marine.................  0.2%
                   United States Treasury Bonds........  0.2%
                   Wire & Cable Products...............  0.2%
                   Consulting Services.................  0.1%
                   Energy -- Alternate Sources.........  0.1%
                   Food -- Retail......................  0.1%
                   Gambling (Non-Hotel)................  0.1%
                   Insurance Brokers...................  0.1%
                   Investment Companies................  0.1%
                   Tobacco.............................  0.1%
                   Transport -- Air Freight............  0.1%
                   Wireless Equipment..................  0.1%
                                                        ----
                                                        99.7%
                                                        ====

*  Calculated as a percentage of net assets.

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description               Shares  (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK -- 96.0%
       Aerospace/Defense - Equipment -- 0.7%
         Orbital Sciences Corp.+...................... 60,500 $1,197,295
                                                              ----------
       Airlines -- 1.0%
         Continental Airlines, Inc., Class B+......... 37,800  1,496,880
         ExpressJet Holdings, Inc.+................... 40,500    292,815
                                                              ----------
                                                               1,789,695
                                                              ----------
       Apparel Manufacturer -- 0.5%
         Kellwood Co.................................. 26,500    835,545
                                                              ----------
       Applications Software -- 0.7%
         EPIQ Systems, Inc.+.......................... 61,900  1,097,487
         Progress Software Corp.+.....................  5,200    145,860
                                                              ----------
                                                               1,243,347
                                                              ----------
       Auto/Truck Parts & Equipment - Original -- 1.3%
         ArvinMeritor, Inc............................ 41,100    750,486
         Modine Manufacturing Co...................... 56,000  1,381,520
         Visteon Corp.+............................... 27,200    232,016
                                                              ----------
                                                               2,364,022
                                                              ----------
       Banks - Commercial -- 10.6%
         1st Source Corp.............................. 12,930    340,188
         AMCORE Financial, Inc........................  6,000    196,260
         Bancfirst Corp...............................  8,900    418,389
         Bank of Hawaii Corp.......................... 29,100  1,505,052
         Camden National Corp.........................  4,100    181,958
         City Holding Co.............................. 20,400    802,536
         Commerce Bancshares, Inc..................... 24,563  1,214,640
         Community Bank Systems, Inc.................. 16,000    342,240
         Community Trust Bancorp, Inc................. 13,400    478,380
         Corus Bankshares, Inc........................ 16,500    306,240
         Cullen/Frost Bankers, Inc.................... 10,000    540,800
         Farmers Capital Bank Corp....................    900     27,675
         First Citizens BancShares, Inc., Class A.....    600    125,712
         First Community Bancshares, Inc..............  4,600    174,386
         First Financial Bankshares, Inc..............  1,300     54,509
         First Indiana Corp...........................  4,850    106,749
         First State Bancorp..........................  5,400    120,528
         FirstMerit Corp.............................. 45,100    967,395
         FNB Corp.....................................  5,400    195,210
         Fulton Financial Corp........................    699     10,744
         Great Southern Bancorp, Inc..................  3,200     93,344
         Greater Bay Bancorp.......................... 70,400  1,886,720
         Heartland Financial USA, Inc.................  8,600    222,826
         Integra Bank Corp............................  5,200    125,060
         Lakeland Bancorp, Inc........................ 11,940    168,115
         Lakeland Financial Corp......................  4,200     97,272
         MB Financial, Inc............................  7,400    272,246
         Mercantile Bank Corp.........................  7,850    266,586
         Mid - State Bancshares.......................  5,200    191,568
         Old National Bancorp.........................  4,500     82,080
         Pacific Capital Bancorp...................... 12,400    390,600
         Premierwest Bancorp..........................  5,110     67,299
         Provident Bankshares Corp.................... 14,200    487,202
         R - G Financial Corp., Class B+.............. 19,100    104,095
         Santander Bancorp............................  1,000     19,160
         SCBT Financial Corp..........................  1,200     45,108
         Simmons First National Corp., Class A........ 11,700    325,260
         Southwest Bancorp, Inc.......................  5,200    132,392
         Suffolk Bancorp..............................  1,000     33,260
         Susquehanna Bancshares, Inc.................. 18,500    448,810
         Taylor Capital Group, Inc....................  4,200    153,594
         TCF Financial Corp........................... 37,100    980,924
         Tompkins Trustco, Inc........................  1,080     44,442
         UAP Holding Corp............................. 17,700    478,077

                                                              Value
                    Security Description            Shares   (Note 2)

         Banks - Commercial (continued)
           UMB Financial Corp......................  51,700 $ 1,950,641
           Virginia Financial Group, Inc...........   5,950     143,514
           W Holding Co., Inc......................  41,200     220,008
           Washington Trust Bancorp, Inc...........  11,100     308,913
           Westamerica Bancorp.....................   5,700     279,870
           Whitney Holding Corp....................  23,050     731,146
                                                            -----------
                                                             18,859,723
                                                            -----------
         Building Products - Light Fixtures -- 0.2%
           LSI Industries, Inc.....................  18,000     297,180
                                                            -----------
         Building - Heavy Construction -- 0.3%
           Washington Group International, Inc.+...  10,000     586,200
                                                            -----------
         Capacitors -- 0.2%
           KEMET Corp.+............................  35,200     274,560
                                                            -----------
         Cellular Telecom -- 0.4%
           Dobson Communications Corp., Class A+...  85,500     759,240
                                                            -----------
         Chemicals - Diversified -- 0.5%
           Georgia Gulf Corp.......................  20,200     387,436
           Pioneer Cos., Inc.+.....................  18,400     570,400
                                                            -----------
                                                                957,836
                                                            -----------
         Chemicals - Plastics -- 0.6%
           Spartech Corp...........................  41,100   1,088,328
                                                            -----------
         Chemicals - Specialty -- 1.5%
           H.B. Fuller Co..........................  38,600     963,842
           Sensient Technologies Corp..............  59,600   1,459,604
           Stepan Co...............................  12,400     335,420
                                                            -----------
                                                              2,758,866
                                                            -----------
         Circuit Boards -- 0.4%
           Park Electrochemical Corp...............  28,200     788,472
                                                            -----------
         Commercial Services -- 0.3%
           Central Parking Corp....................   8,300     184,177
           Quanta Services, Inc.+..................  11,400     264,366
                                                            -----------
                                                                448,543
                                                            -----------
         Commercial Services - Finance -- 0.7%
           Deluxe Corp.............................   4,500     138,915
           Dollar Financial Corp.+.................  26,248     672,474
           Jackson Hewitt Tax Service, Inc.........  15,700     506,325
                                                            -----------
                                                              1,317,714
                                                            -----------
         Communications Software -- 0.6%
           Inter - Tel, Inc........................  48,500   1,122,290
                                                            -----------
         Computer Aided Design -- 0.9%
           Aspen Technology, Inc.+.................  56,000     672,000
           Parametric Technology Corp.+............  46,720     890,950
                                                            -----------
                                                              1,562,950
                                                            -----------
         Computer Services -- 1.5%
           BISYS Group, Inc.+......................  93,800   1,232,532
           Sykes Enterprises, Inc.+................  33,700     540,548
           Unisys Corp.+........................... 108,200     918,618
                                                            -----------
                                                              2,691,698
                                                            -----------
         Computers - Integrated Systems -- 0.3%
           Agilysys, Inc...........................  22,700     476,700
                                                            -----------
         Computers - Memory Devices -- 0.2%
           Imation Corp............................   9,700     403,617
                                                            -----------
         Computers - Periphery Equipment -- 0.6%
           Electronics for Imaging, Inc.+..........  45,100   1,029,182
                                                            -----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description               Shares  (Note 2)
       COMMON STOCK (continued)
       Consulting Services -- 0.1%
         Clark, Inc................................... 14,300 $  245,674
                                                              ----------
       Consumer Products - Misc. -- 1.0%
         American Greetings Corp., Class A............ 45,200  1,058,584
         Playtex Products, Inc.+...................... 53,700    736,227
                                                              ----------
                                                               1,794,811
                                                              ----------
       Containers - Metal/Glass -- 0.7%
         Silgan Holdings, Inc......................... 27,000  1,328,670
                                                              ----------
       Containers - Paper/Plastic -- 0.2%
         Graphic Packaging Corp.+..................... 65,500    314,400
                                                              ----------
       Cosmetics & Toiletries -- 0.4%
         Chattem, Inc.+............................... 12,200    651,114
                                                              ----------
       Data Processing/Management -- 1.1%
         Acxiom Corp.................................. 37,700    805,272
         CSG Systems International, Inc.+............. 38,300    944,478
         Fair Isaac Corp..............................  2,100     81,963
         infoUSA, Inc................................. 20,800    213,616
                                                              ----------
                                                               2,045,329
                                                              ----------
       Distribution/Wholesale -- 0.6%
         BlueLinx Holdings, Inc....................... 15,900    187,938
         Tech Data Corp.+............................. 11,300    421,264
         United Stationers, Inc.+.....................  9,700    533,500
                                                              ----------
                                                               1,142,702
                                                              ----------
       Diversified Manufactured Operations -- 1.3%
         Acuity Brands, Inc........................... 16,300    903,020
         Teleflex, Inc................................ 20,000  1,338,400
                                                              ----------
                                                               2,241,420
                                                              ----------
       Electric - Integrated -- 2.9%
         Avista Corp.................................. 47,800  1,118,520
         CenterPoint Energy, Inc...................... 71,300  1,271,992
         El Paso Electric Co.+........................ 41,300    972,202
         Great Plains Energy, Inc.....................  3,400    105,706
         IDACORP, Inc................................. 14,200    494,728
         Northwestern Corp............................  8,600    310,116
         Puget Energy, Inc............................ 37,400    922,658
                                                              ----------
                                                               5,195,922
                                                              ----------
       Electronic Components - Misc. -- 0.5%
         Bel Fuse, Inc., Class B......................  7,042    223,865
         CTS Corp..................................... 30,300    410,565
         Cubic Corp...................................  8,500    179,350
                                                              ----------
                                                                 813,780
                                                              ----------
       Electronic Components - Semiconductors -- 0.9%
         Fairchild Semiconductor International, Inc.+. 21,100    394,781
         Lattice Semiconductor Corp.+................. 74,900    461,384
         OmniVision Technologies, Inc.+............... 52,100    675,216
                                                              ----------
                                                               1,531,381
                                                              ----------
       Electronic Design Automation -- 0.3%
         Ansoft Corp.+................................ 12,700    393,573
         Magma Design Automation, Inc.+............... 20,200    203,616
                                                              ----------
                                                                 597,189
                                                              ----------
       Electronic Measurement Instruments -- 0.2%
         Molecular Devices Corp.+..................... 11,400    402,306
                                                              ----------
       Energy - Alternate Sources -- 0.1%
         Headwaters, Inc.+............................  7,400    174,418
                                                              ----------
       Engineering/R&D Services -- 0.8%
         EMCOR Group, Inc.+........................... 22,500  1,351,350
                                                              ----------

                                                               Value
                    Security Description             Shares   (Note 2)
         Enterprise Software/Service -- 0.9%
           BMC Software, Inc.+......................  28,500 $  879,510
           MicroStrategy, Inc., Class A+............   5,200    655,564
                                                             ----------
                                                              1,535,074
                                                             ----------
         Finance - Auto Loans -- 0.9%
           AmeriCredit Corp.+.......................  61,500  1,501,830
           Credit Acceptance Corp.+.................   2,926     71,658
                                                             ----------
                                                              1,573,488
                                                             ----------
         Finance - Consumer Loans -- 1.0%
           World Acceptance Corp.+..................  43,600  1,787,600
                                                             ----------
         Finance - Investment Banker/Broker -- 0.5%
           AG Edwards, Inc..........................   5,700    365,997
           Investment Technology Group, Inc.+.......  13,300    544,369
                                                             ----------
                                                                910,366
                                                             ----------
         Finance - Leasing Company -- 0.2%
           Marlin Business Services, Inc.+..........  16,300    373,759
                                                             ----------
         Finance - Mortgage Loan/Banker -- 0.4%
           Federal Agricultural Mtg. Corp., Class C.  29,700    760,320
                                                             ----------
         Food - Misc. -- 0.2%
           Seaboard Corp............................     200    430,000
                                                             ----------
         Food - Retail -- 0.1%
           Weis Markets, Inc........................   5,200    226,200
                                                             ----------
         Footwear & Related Apparel -- 0.5%
           Skechers USA, Inc., Class A+.............  18,500    646,020
           Weyco Group, Inc.........................   3,500     89,600
           Wolverine World Wide, Inc................   4,500    124,875
                                                             ----------
                                                                860,495
                                                             ----------
         Funeral Services & Related Items -- 0.2%
           Stewart Enterprises, Inc., Class A.......  46,300    366,233
                                                             ----------
         Gambling (Non - Hotel) -- 0.1%
           Dover Downs Gaming & Entertainment, Inc..  21,800    266,178
                                                             ----------
         Gas - Distribution -- 1.7%
           Nicor, Inc...............................  50,400  2,345,616
           ONEOK, Inc...............................   3,800    158,308
           Vectren Corp.............................  18,200    509,782
                                                             ----------
                                                              3,013,706
                                                             ----------
         Home Furnishings -- 0.2%
           Kimball International, Inc., Class B.....   8,400    176,652
           Stanley Furniture Co., Inc...............   9,000    193,590
                                                             ----------
                                                                370,242
                                                             ----------
         Human Resources -- 0.8%
           Spherion Corp.+.......................... 157,600  1,397,912
                                                             ----------
         Identification Systems -- 0.2%
           Paxar Corp.+.............................  15,900    366,177
                                                             ----------
         Industrial Automated/Robotic -- 0.3%
           Cognex Corp..............................  21,600    473,688
                                                             ----------
         Insurance Broker -- 0.1%
           Crawford & Co., Class B..................  22,000    130,460
                                                             ----------
         Insurance - Life/Health -- 1.5%
           Delphi Financial Group, Inc., Class A....  31,050  1,219,954
           FBL Financial Group, Inc., Class A.......   4,000    155,720
           Great American Financial Resources, Inc..   6,400    160,256
           Protective Life Corp.....................  15,400    683,914
           StanCorp Financial Group, Inc............   9,100    438,620
                                                             ----------
                                                              2,658,464
                                                             ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 2)
          COMMON STOCK (continued)
          Insurance - Multi - line -- 0.8%
            Alfa Corp.............................. 27,300 $  497,133
            Horace Mann Educators Corp............. 47,500    961,400
                                                           ----------
                                                            1,458,533
                                                           ----------
          Insurance - Property/Casualty -- 1.5%
            Affirmative Insurance Holdings, Inc....  9,200    148,580
            Harleysville Group, Inc................ 32,600  1,059,826
            James River Group, Inc.+...............  1,200     33,912
            LandAmerica Financial Group, Inc....... 12,200    848,754
            ProAssurance Corp.+.................... 10,100    520,150
                                                           ----------
                                                            2,611,222
                                                           ----------
          Internet Security -- 0.3%
            SonicWALL, Inc.+....................... 58,000    505,760
                                                           ----------
          Investment Companies -- 0.1%
            Gladstone Capital Corp.................  4,100     90,446
                                                           ----------
          Lasers - System/Components -- 0.5%
            Coherent, Inc.+........................ 30,400    913,824
                                                           ----------
          Machinery - Construction & Mining -- 1.4%
            Terex Corp.+........................... 38,800  2,554,592
                                                           ----------
          Machinery - Farming -- 0.6%
            AGCO Corp.+............................ 31,000  1,123,750
                                                           ----------
          Machinery - General Industrial -- 1.0%
            Applied Industrial Technologies, Inc... 24,500    587,755
            Tennant Co.............................  3,600    110,808
            Wabtec Corp............................ 34,200  1,101,240
                                                           ----------
                                                            1,799,803
                                                           ----------
          Machinery - Material Handling -- 0.2%
            NACCO, Industries, Inc., Class A.......  2,500    321,075
                                                           ----------
          Machinery - Pumps -- 0.0%
            Flowserve Corp.+.......................  1,100     57,112
                                                           ----------
          Medical Instruments -- 0.3%
            Datascope Corp......................... 11,300    404,540
            DJ Orthopedics, Inc.+..................  5,200    203,736
                                                           ----------
                                                              608,276
                                                           ----------
          Medical Products -- 0.3%
            Zoll Medical Corp.+.................... 20,200    561,762
                                                           ----------
          Medical Sterilization Products -- 0.5%
            STERIS Corp............................ 33,900    878,010
                                                           ----------
          Medical - Biomedical/Gene -- 0.5%
            Arena Pharmaceuticals, Inc.+...........  6,500     82,225
            Exelixis, Inc.+........................ 19,100    192,337
            Illumina, Inc.+........................  4,300    144,437
            Keryx Biopharmaceuticals, Inc.+........ 11,700    133,380
            Medivation, Inc.+......................  3,800     63,650
            Nektar Therapeutics+...................  8,600    101,996
            Regeneron Pharmaceuticals, Inc.+.......  4,700     93,248
                                                           ----------
                                                              811,273
                                                           ----------
          Medical - Drugs -- 0.6%
            Adams Respiratory Therapeutics, Inc.+.. 14,900    541,168
            Adolor Corp.+.......................... 14,100     94,188
            Auxilium Pharmaceuticals, Inc.+........  5,800     72,094
            CombinatoRx, Inc.......................  5,800     47,328
            Cubist Pharmaceuticals, Inc.+..........  4,500     90,135
            ViroPharma, Inc.+......................  9,600    153,600
                                                           ----------
                                                              998,513
                                                           ----------
          Medical - Generic Drugs -- 0.2%
            Alpharma, Inc., Class A................ 11,800    311,048
                                                           ----------


                                                                 Value
                     Security Description               Shares  (Note 2)
       Medical - HMO -- 0.6%
         Magellan Health Services, Inc.+............... 25,500 $1,066,155
                                                               ----------
       Medical - Nursing Homes -- 0.4%
         Manor Care, Inc............................... 12,400    664,392
                                                               ----------
       Medical - Outpatient/Home Medical -- 0.6%
         Gentiva Health Services, Inc.+................ 57,600  1,137,024
                                                               ----------
       Metal Processors & Fabrication -- 0.5%
         CIRCOR International, Inc..................... 12,000    413,520
         Quanex Corp................................... 10,050    392,855
                                                               ----------
                                                                  806,375
                                                               ----------
       Metal - Iron -- 0.7%
         Cleveland - Cliffs, Inc....................... 22,500  1,269,000
                                                               ----------
       Miscellaneous Manufacturing -- 0.5%
         Reddy Ice Holdings, Inc....................... 33,800    911,924
                                                               ----------
       Multimedia -- 0.7%
         Belo Corp., Class A........................... 68,500  1,276,840
                                                               ----------
       Music -- 0.2%
         Steinway Musical Instruments, Inc............. 10,900    349,345
                                                               ----------
       Networking Products -- 0.4%
         Black Box Corp................................ 17,100    647,748
                                                               ----------
       Non - Ferrous Metals -- 0.2%
         USEC, Inc.+................................... 29,700    421,146
                                                               ----------
       Office Furnishings - Original -- 0.6%
         CompX International, Inc......................  9,400    153,408
         HNI Corp...................................... 16,700    835,000
                                                               ----------
                                                                  988,408
                                                               ----------
       Office Supplies & Forms -- 0.3%
         The Standard Register Co...................... 45,000    589,950
                                                               ----------
       Oil & Gas Drilling -- 0.2%
         Helmerich & Payne, Inc........................ 13,400    364,480
         Todco, Class A+...............................  1,700     57,936
                                                               ----------
                                                                  422,416
                                                               ----------
       Oil Companies - Exploration & Production -- 2.0%
         Forest Oil Corp.+............................. 13,000    414,700
         Harvest Natural Resources, Inc.+.............. 16,100    152,145
         Houston Exploration Co.+...................... 33,500  1,756,070
         Mariner Energy, Inc.+......................... 27,391    506,733
         Meridian Resource Corp.+...................... 25,500     65,790
         Swift Energy Co.+............................. 15,900    617,556
                                                               ----------
                                                                3,512,994
                                                               ----------
       Oil Refining & Marketing -- 0.7%
         Holly Corp.................................... 17,100    948,537
         Tesoro Petroleum Corp.........................  3,900    355,446
                                                               ----------
                                                                1,303,983
                                                               ----------
       Oil - Field Services -- 0.6%
         Trico Marine Services, Inc.+.................. 31,300  1,140,572
                                                               ----------
       Paper & Related Products -- 0.8%
         Longview Fibre Co............................. 10,378    255,506
         Neenah Paper, Inc............................. 29,700  1,101,870
         Smurfit - Stone Container Corp.+.............. 10,300    127,102
                                                               ----------
                                                                1,484,478
                                                               ----------
       Physicians Practice Management -- 0.3%
         Healthways, Inc.+............................. 12,200    530,578
                                                               ----------
       Private Corrections -- 0.7%
         Geo Group, Inc.+.............................. 25,750  1,204,843
                                                               ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 2)
     COMMON STOCK (continued)
     Publishing - Books -- 0.5%
       John Wiley & Sons, Inc., Class A...............  22,900 $   881,879
                                                               -----------
     Publishing - Periodicals -- 0.3%
       Reader's Digest Association, Inc...............  30,500     517,585
                                                               -----------
     Radio -- 0.2%
       Cumulus Media, Inc., Class A+..................  29,600     290,968
                                                               -----------
     Real Estate Investment Trusts -- 11.7%
       American Home Mtg. Investment Corp.............  21,300     582,555
       Annaly Mortgage Management, Inc................  23,000     322,460
       Anworth Mtg. Asset Corp........................  60,300     536,067
       Apartment Investment & Management Co., Class A.  18,800   1,106,568
       Brandywine Realty Trust........................  34,646   1,235,130
       Cousins Properties, Inc........................  38,600   1,325,524
       Equity Inns, Inc...............................  68,500   1,061,750
       Equity Lifestyle Properties, Inc...............  22,800   1,282,500
       Extra Space Storage, Inc.......................   8,200     156,128
       Home Properties, Inc...........................  22,800   1,335,624
       Innkeepers USA Trust........................... 111,100   1,855,370
       LaSalle Hotel Properties.......................  11,300     502,059
       Lexington Corporate Properties Trust...........  63,900   1,313,145
       MFA Mtg. Investments, Inc......................  80,300     595,023
       Pennsylvania Real Estate Investment Trust......     900      38,844
       PS Business Parks, Inc.........................  20,300   1,461,600
       Ramco - Gershenson Properties Trust............  31,700   1,131,690
       Sunstone Hotel Investors, Inc..................  79,400   2,250,196
       Taubman Centers, Inc...........................  23,200   1,379,704
       Universal Health Realty Income Trust...........  12,100     452,661
       Winston Hotels, Inc............................  74,900   1,051,596
                                                               -----------
                                                                20,976,194
                                                               -----------
     Retail - Apparel/Shoe -- 1.9%
       Payless ShoeSource, Inc.+......................  66,400   2,051,760
       Shoe Carnival, Inc.+...........................  10,400     313,976
       Talbots, Inc...................................  41,800   1,055,032
                                                               -----------
                                                                 3,420,768
                                                               -----------
     Retail - Auto Parts -- 0.8%
       CSK Auto Corp.+................................  82,300   1,422,967
                                                               -----------
     Retail - Bookstore -- 0.2%
       Barnes & Noble, Inc............................   8,100     331,614
                                                               -----------
     Retail - Computer Equipment -- 0.5%
       GameStop Corp.+................................  17,400     912,108
                                                               -----------
     Retail - Convenience Store -- 0.2%
       The Pantry, Inc.+..............................   9,400     443,210
                                                               -----------
     Retail - Discount -- 1.0%
       Big Lots, Inc.+................................  73,100   1,829,693
                                                               -----------
     Retail - Office Supplies -- 0.3%
       OfficeMax, Inc.................................  11,900     617,610
                                                               -----------
     Retail - Regional Department Stores -- 0.5%
       Retail Ventures, Inc.+.........................  45,200     919,820
                                                               -----------
     Retail - Restaurants -- 1.3%
       Domino's Pizza, Inc............................   9,400     290,084
       Jack in the Box, Inc.+.........................  25,700   1,756,338
       Luby's, Inc.+..................................  25,500     263,415
                                                               -----------
                                                                 2,309,837
                                                               -----------
     Rubber/Plastic Products -- 0.3%
       Myers Industries, Inc..........................  26,400     449,592
                                                               -----------
     Savings & Loans/Thrifts -- 1.7%
       Astoria Financial Corp.........................  53,900   1,523,753
       First Financial Holdings, Inc..................   3,500     121,275
       First Niagara Financial Group, Inc.............  35,100     498,420


                                                                     Value
                    Security Description                   Shares   (Note 2)

  Savings & Loans/Thrifts (continued)
    FirstFed Financial Corp.+.............................  11,300 $  646,360
    Horizon Financial Corp................................   1,900     41,667
    OceanFirst Financial Corp.............................   1,200     24,960
    WSFS Financial Corp...................................   3,100    208,010
                                                                   ----------
                                                                    3,064,445
                                                                   ----------
  Semiconductor Equipment -- 0.9%
    Asyst Technologies, Inc.+.............................  84,300    595,158
    Axcelis Technologies, Inc.+...........................  31,400    228,592
    Cohu, Inc.............................................  12,000    223,680
    Mattson Technology, Inc.+.............................  56,200    495,122
                                                                   ----------
                                                                    1,542,552
                                                                   ----------
  Semiconductors Components - Intergrated Circuits -- 0.8%
    Cirrus Logic, Inc.+................................... 105,400    913,818
    Emulex Corp.+.........................................  19,600    350,840
    TriQuint Semiconductor, Inc.+.........................  30,000    150,000
                                                                   ----------
                                                                    1,414,658
                                                                   ----------
  Software Tools -- 0.6%
    Altiris, Inc.+........................................  33,600  1,093,344
                                                                   ----------
  Steel Pipe & Tube -- 0.2%
    Valmont Industries, Inc...............................   7,000    397,040
                                                                   ----------
  Steel - Producers -- 1.1%
    Chaparral Steel Co....................................  19,600    976,668
    Steel Dynamics, Inc...................................  28,400  1,071,816
                                                                   ----------
                                                                    2,048,484
                                                                   ----------
  Telecom Services -- 0.5%
    Commonwealth Telephone Enterprises, Inc...............  16,500    704,880
    Consolidated Commerce Holdings, Inc...................   7,000    142,660
                                                                   ----------
                                                                      847,540
                                                                   ----------
  Telecommunication Equipment -- 0.6%
    CommScope, Inc.+......................................  16,300    627,061
    North Pittsburgh Systems, Inc.........................  11,800    255,588
    UTStarcom, Inc.+......................................  29,000    267,960
                                                                   ----------
                                                                    1,150,609
                                                                   ----------
  Telephone - Integrated -- 0.2%
    CenturyTel, Inc.......................................   9,600    429,600
                                                                   ----------
  Television -- 0.2%
    Sinclair Broadcast Group, Inc., Class A...............  26,000    371,540
                                                                   ----------
  Therapeutics -- 0.2%
    Cypress Bioscience, Inc.+.............................  14,200    110,192
    Progenics Pharmaceuticals, Inc.+......................   5,700    158,175
    United Therapeutics Corp.+............................   1,700     95,540
                                                                   ----------
                                                                      363,907
                                                                   ----------
  Tobacco -- 0.1%
    Alliance One International, Inc.+.....................  31,970    268,868
                                                                   ----------
  Toys -- 1.3%
    Hasbro, Inc...........................................  21,500    608,235
    Marvel Entertainment, Inc.+...........................  59,300  1,647,947
                                                                   ----------
                                                                    2,256,182
                                                                   ----------
  Transport - Air Freight -- 0.1%
    Atlas Air Worldwide Holdings, Inc.+...................   5,400    263,790
                                                                   ----------
  Transport - Marine -- 0.2%
    Gulfmark Offshore, Inc.+..............................   7,000    276,920
                                                                   ----------
  Transport - Services -- 1.0%
    Laidlaw International, Inc............................  42,800  1,462,904
    Pacer International, Inc..............................   9,700    262,191
                                                                   ----------
                                                                    1,725,095
                                                                   ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Shares/
                                                Principal    Value
                  Security Description           Amount     (Note 2)
          COMMON STOCK (continued)
          Transport - Truck -- 0.3%
            Arkansas Best Corp.................    8,300  $    327,601
            Saia, Inc.+........................    4,900       133,476
                                                          ------------
                                                               461,077
                                                          ------------
          Vitamins & Nutrition Products -- 0.6%
            NBTY, Inc.+........................   20,400       993,072
                                                          ------------
          Web Portals/ISP -- 0.7%
            Trizetto Group, Inc.+..............   25,900       539,497
            United Online, Inc.................   55,800       733,770
                                                          ------------
                                                             1,273,267
                                                          ------------
          Wire & Cable Products -- 0.2%
            Insteel Industries, Inc............   18,400       338,744
                                                          ------------
          Wireless Equipment -- 0.1%
            Calamp Corp.+......................   15,700       139,573
            Carrier Access Corp.+..............   14,000        69,300
                                                          ------------
                                                               208,873
                                                          ------------
          Total Common Stock
           (cost $151,553,301).................            171,630,453
                                                          ------------
          U.S. GOVERNMENT TREASURIES -- 0.2%
          United States Treasury Notes -- 0.2%
          United States Treasury Notes
           4.25% due 11/30/07(1)
           (cost $308,099)..................... $310,000       308,329
                                                          ------------
          Total Long-Term Investment Securities
           (cost $151,861,400).................            171,938,782
                                                          ------------


                                                             Principal     Value
                   Security Description                       Amount      (Note 2)
REPURCHASE AGREEMENT -- 3.5%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $6,228,834 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 5.25%, due 06/15/08 and having an
   approximate value of $6,417,038
   (cost $6,228,000)....................................... $6,228,000  $  6,228,000
                                                                        ------------
TOTAL INVESTMENTS
 (cost $158,089,400)(2)....................................       99.7%  178,166,782
Other assets less liabilities..............................        0.3%      564,918
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $178,731,700
                                                            ==========  ============

--------
+  Non-income producing security
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------
                                                                       Unrealized
Number of                    Expiration  Value at     Value as of     Appreciation
Contracts    Description        Date    Trade date February 28, 2007 (Depreciation)
-----------------------------------------------------------------------------------
 17 Long  Russell 2000 Index March 2007 $6,889,781    $6,754,950       $(134,831)
                                                                       =========

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund
PORTFOLIO OF PROFILE -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Banks -- Super Regional.........................  9.8%
             Commercial Paper................................  6.6%
             Finance -- Investment Banker/Broker.............  5.3%
             Medical -- Drugs................................  5.2%
             Computers.......................................  4.1%
             Beverages -- Non-alcoholic......................  3.4%
             Oil Companies -- Exploration & Production.......  2.8%
             Applications Software...........................  2.7%
             Transport -- Services...........................  2.7%
             Insurance -- Multi-line.........................  2.4%
             Medical -- Biomedical/Gene......................  2.4%
             Multimedia......................................  2.4%
             Food -- Misc....................................  2.3%
             Medical -- HMO..................................  2.2%
             Transport -- Rail...............................  2.2%
             Networking Products.............................  2.1%
             Retail -- Regional Department Stores............  2.1%
             Web Portals/ISP.................................  1.8%
             Cable TV........................................  1.7%
             Oil & Gas Drilling..............................  1.6%
             Telephone -- Integrated.........................  1.6%
             Wireless Equipment..............................  1.6%
             Finance -- Credit Card..........................  1.5%
             Oil -- Field Services...........................  1.5%
             Retail -- Discount..............................  1.5%
             Enterprise Software/Service.....................  1.4%
             Finance -- Mortgage Loan/Banker.................  1.4%
             Retail -- Restaurants...........................  1.4%
             Machinery -- Construction & Mining..............  1.3%
             Pipelines.......................................  1.3%
             Retail -- Drug Store............................  1.3%
             Athletic Footwear...............................  1.2%
             Cosmetics & Toiletries..........................  1.2%
             Savings & Loans/Thrifts.........................  1.2%
             Therapeutics....................................  1.1%
             Computer Services...............................  1.0%
             Metal -- Copper.................................  0.9%
             Motorcycle/Motor Scooter........................  0.9%
             Semiconductors Components -- Integrated Circuits  0.9%
             Insurance -- Property/Casualty..................  0.8%
             Advertising Agencies............................  0.7%
             Banks -- Commercial.............................  0.7%
             Broadcast Services/Program......................  0.7%
             Consumer Products -- Misc.......................  0.7%
             Electric -- Generation..........................  0.7%
             E-Commerce/Services.............................  0.6%
             Medical -- Generic Drugs........................  0.6%
             Independent Power Producers.....................  0.5%
             Retail -- Consumer Electronics..................  0.5%
             Building & Construction Products -- Misc........  0.4%
             Industrial Gases................................  0.4%
             Telecom Services................................  0.4%
             U.S. Government Treasuries......................  0.3%
             Machinery -- Farming............................  0.2%
             Medical Instruments.............................  0.2%
             Pharmacy Services...............................  0.2%
             Repurchase Agreements...........................  0.2%
             Airlines........................................  0.1%
             Auto -- Heavy Duty Trucks.......................  0.1%
             Data Processing/Management......................  0.1%
             Diversified Manufactured Operations.............  0.1%
             Electronic Components -- Semiconductors.........  0.1%
             Finance -- Other Services.......................  0.1%
             Medical Products................................  0.1%
             Office Automation & Equipment...................  0.1%
             Retail -- Apparel/Shoe..........................  0.1%
                                                              ----
                                                              99.7%
                                                              ====

*  Calculated as a percentage of net assets.

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description               Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 92.6%
     Advertising Agency -- 0.7%
       Omnicom Group, Inc............................  36,840 $  3,816,992
                                                              ------------
     Airlines -- 0.1%
       Southwest Airlines Co.........................  56,630      856,812
                                                              ------------
     Applications Software -- 2.7%
       Microsoft Corp................................ 534,739   15,063,598
                                                              ------------
     Athletic Footwear -- 1.2%
       NIKE, Inc., Class B...........................  62,970    6,578,476
                                                              ------------
     Auto-Heavy Duty Trucks -- 0.1%
       PACCAR, Inc...................................   8,600      597,614
                                                              ------------
     Banks - Commercial -- 0.7%
       Regions Financial Corp........................ 102,500    3,671,550
                                                              ------------
     Banks - Super Regional -- 9.8%
       Bank of America Corp.......................... 287,385   14,619,275
       Fifth Third Bancorp........................... 138,710    5,587,239
       National City Corp............................ 101,650    3,847,453
       PNC Financial Services Group, Inc.............  34,530    2,531,394
       US Bancorp.................................... 226,170    8,065,222
       Wachovia Corp................................. 175,490    9,716,881
       Wells Fargo & Co.............................. 291,626   10,119,422
                                                              ------------
                                                                54,486,886
                                                              ------------
     Beverages - Non-alcoholic -- 3.4%
       Coca-Cola Co.................................. 197,692    9,228,263
       PepsiCo, Inc.................................. 151,887    9,591,664
                                                              ------------
                                                                18,819,927
                                                              ------------
     Broadcast Services/Program -- 0.7%
       Clear Channel Communications, Inc............. 113,240    4,097,023
                                                              ------------
     Building & Construction Products - Misc. -- 0.4%
       Masco Corp....................................  83,800    2,501,430
                                                              ------------
     Cable TV -- 1.7%
       Comcast Corp., Class A+....................... 319,785    8,224,870
       DIRECTV Group, Inc.+..........................  63,100    1,423,536
                                                              ------------
                                                                 9,648,406
                                                              ------------
     Computer Services -- 1.0%
       Electronic Data Systems Corp.................. 194,050    5,437,281
                                                              ------------
     Computers -- 4.1%
       Apple Computer, Inc.+.........................  77,738    6,577,412
       Dell, Inc.+................................... 301,900    6,898,415
       Hewlett-Packard Co............................ 242,955    9,567,568
                                                              ------------
                                                                23,043,395
                                                              ------------
     Computers - Memory Devices -- 0.0%
       Seagate Technology+(1)(2)(3)..................     510            0
                                                              ------------
     Consumer Products - Misc. -- 0.7%
       Clorox Co.....................................  65,900    4,175,424
                                                              ------------
     Cosmetics & Toiletries -- 1.2%
       Colgate - Palmolive Co........................ 102,725    6,919,556
                                                              ------------
     Data Processing/Management -- 0.1%
       First Data Corp...............................  33,400      852,702
                                                              ------------
     Diversified Manufactured Operations -- 0.1%
       Danaher Corp..................................   7,350      526,554
                                                              ------------
     E - Commerce/Services -- 0.6%
       eBay, Inc.+...................................  96,224    3,084,941
                                                              ------------
     Electric - Generation -- 0.7%
       AES Corp.+.................................... 190,100    4,052,932
                                                              ------------

                                                                     Value
                   Security Description                   Shares    (Note 2)

  ----------------------------------------------------------------------------
  Electronic Components - Semiconductors -- 0.1%
    Micron Technology, Inc.+.............................  37,960 $    450,206
                                                                  ------------
  Enterprise Software/Service -- 1.4%
    Oracle Corp.+........................................ 480,639    7,896,899
                                                                  ------------
  Finance - Credit Card -- 1.5%
    American Express Co.................................. 144,230    8,202,360
                                                                  ------------
  Finance - Investment Banker/Broker -- 5.3%
    Citigroup, Inc....................................... 300,848   15,162,739
    J.P. Morgan Chase & Co............................... 249,654   12,332,908
    Merrill Lynch & Co., Inc.............................  24,840    2,078,611
                                                                  ------------
                                                                    29,574,258
                                                                  ------------
  Finance - Mortgage Loan/Banker -- 1.4%
    Fannie Mae........................................... 136,740    7,757,260
                                                                  ------------
  Finance - Other Services -- 0.1%
    Chicago Merchantile Exchange Holdings, Inc., Class A.   1,030      555,304
                                                                  ------------
  Food-Misc. -- 2.3%
    Campbell Soup Co..................................... 131,880    5,384,661
    General Mills, Inc...................................  20,540    1,157,634
    Kellogg Co........................................... 123,390    6,159,629
                                                                  ------------
                                                                    12,701,924
                                                                  ------------
  Independent Power Producer -- 0.5%
    NRG Energy, Inc.+....................................  38,860    2,574,086
                                                                  ------------
  Industrial Gases -- 0.4%
    Praxair, Inc.........................................  33,180    2,046,874
                                                                  ------------
  Insurance - Multi-line -- 2.4%
    Hartford Financial Services Group, Inc...............  63,590    6,013,070
    MetLife, Inc......................................... 118,360    7,474,434
                                                                  ------------
                                                                    13,487,504
                                                                  ------------
  Insurance - Property/Casualty -- 0.8%
    Chubb Corp...........................................  83,390    4,257,059
                                                                  ------------
  Machinery - Construction & Mining -- 1.3%
    Caterpillar, Inc..................................... 111,380    7,175,100
                                                                  ------------
  Machinery - Farming -- 0.2%
    Deere & Co...........................................  12,010    1,302,124
                                                                  ------------
  Medical Instruments -- 0.2%
    Medtronic, Inc.......................................  18,150      914,034
                                                                  ------------
  Medical Products -- 0.1%
    Zimmer Holdings, Inc.+...............................   7,060      595,370
                                                                  ------------
  Medical - Biomedical/Gene -- 2.4%
    Amgen, Inc.+......................................... 127,180    8,172,587
    Genentech, Inc.+.....................................  63,440    5,352,433
                                                                  ------------
                                                                    13,525,020
                                                                  ------------
  Medical - Drugs -- 5.2%
    Allergan, Inc........................................  22,220    2,482,196
    Bristol - Myers Squibb Co............................ 273,410    7,215,290
    Forest Laboratories, Inc.+........................... 109,990    5,693,082
    King Pharmaceuticals, Inc.+.......................... 193,430    3,607,470
    Merck & Co., Inc..................................... 212,060    9,364,570
    Sepracor, Inc.+......................................   9,820      516,139
                                                                  ------------
                                                                    28,878,747
                                                                  ------------
  Medical - Generic Drugs -- 0.6%
    Mylan Laboratories, Inc.............................. 159,620    3,379,155
                                                                  ------------
  Medical - HMO -- 2.2%
    Aetna, Inc...........................................  16,936      749,757
                                                                  ------------

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description               Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical - HMO (continued)
       UnitedHealth Group, Inc.......................  81,560 $  4,257,432
       WellPoint, Inc.+..............................  93,610    7,431,698
                                                              ------------
                                                                12,438,887
                                                              ------------
     Metal - Copper -- 0.9%
       Southern Copper Corp..........................  75,460    5,312,384
                                                              ------------
     Motorcycle/Motor Scooter -- 0.9%
       Harley - Davidson, Inc........................  74,750    4,926,025
                                                              ------------
     Multimedia -- 2.4%
       McGraw - Hill Cos., Inc.......................  83,220    5,376,844
       News Corp., Class A........................... 115,190    2,595,231
       Walt Disney Co................................ 156,760    5,370,597
                                                              ------------
                                                                13,342,672
                                                              ------------
     Networking Products -- 2.1%
       Cisco Systems, Inc.+.......................... 448,230   11,627,086
                                                              ------------
     Office Automation & Equipment -- 0.1%
       Xerox Corp.+..................................  21,440      370,269
                                                              ------------
     Oil & Gas Drilling -- 1.6%
       ENSCO International, Inc......................  61,100    3,061,721
       Transocean, Inc.+.............................  74,520    5,714,194
                                                              ------------
                                                                 8,775,915
                                                              ------------
     Oil Companies - Exploration & Production -- 2.8%
       Cimarex Energy Co.............................  45,670    1,594,340
       EOG Resources, Inc............................  55,790    3,779,215
       Noble Energy, Inc.............................  92,880    5,347,101
       Pioneer Natural Resources Co.................. 124,330    4,780,488
                                                              ------------
                                                                15,501,144
                                                              ------------
     Oil - Field Services -- 1.5%
       Schlumberger, Ltd............................. 132,956    8,349,637
                                                              ------------
     Pharmacy Services -- 0.2%
       Caremark Rx, Inc..............................  14,513      893,856
                                                              ------------
     Pipelines -- 1.3%
       Kinder Morgan, Inc............................  21,340    2,256,918
       Questar Corp..................................  59,550    5,010,537
                                                              ------------
                                                                 7,267,455
                                                              ------------
     Retail - Apparel/Shoe -- 0.1%
       Nordstrom, Inc................................   8,440      448,080
                                                              ------------
     Retail - Consumer Electronics -- 0.5%
       Best Buy Co., Inc.............................  63,570    2,954,098
                                                              ------------
     Retail - Discount -- 1.5%
       Costco Wholesale Corp.........................  50,450    2,819,650
       Target Corp...................................  86,460    5,319,884
                                                              ------------
                                                                 8,139,534
                                                              ------------
     Retail - Drug Store -- 1.3%
       Walgreen Co................................... 163,070    7,290,860
                                                              ------------
     Retail - Regional Department Stores -- 2.1%
       Federated Department Stores, Inc.............. 140,780    6,287,235
       Kohl's Corp.+.................................  81,770    5,641,312
                                                              ------------
                                                                11,928,547
                                                              ------------
     Retail - Restaurants -- 1.4%
       McDonald's Corp............................... 174,683    7,637,141
                                                              ------------

                                                           Shares/
                                                          Principal     Value
                  Security Description                     Amount      (Note 2)

---------------------------------------------------------------------------------
Savings & Loans/Thrifts -- 1.2%
  Washington Mutual, Inc................................     160,060 $  6,895,385
                                                                     ------------
Semiconductors Components - Intergrated Circuits -- 0.9%
  Analog Devices, Inc...................................     134,310    4,868,737
                                                                     ------------
Telecom Services -- 0.4%
  Embarq Corp...........................................      39,170    2,168,060
                                                                     ------------
Telephone - Integrated -- 1.6%
  ALLTEL Corp...........................................     105,190    6,373,462
  Citizens Communications Co............................      17,230      259,656
  Qwest Communications International, Inc.+.............     242,750    2,155,620
                                                                     ------------
                                                                        8,788,738
                                                                     ------------
Therapeutics -- 1.1%
  Gilead Sciences, Inc.+................................      84,590    6,053,260
                                                                     ------------
Transport - Rail -- 2.2%
  CSX Corp..............................................     163,880    6,173,360
  Norfolk Southern Corp.................................     125,080    5,928,792
                                                                     ------------
                                                                       12,102,152
                                                                     ------------
Transport - Services -- 2.7%
  FedEx Corp............................................      60,670    6,927,301
  United Parcel Service, Inc., Class B..................     118,318    8,304,740
                                                                     ------------
                                                                       15,232,041
                                                                     ------------
Web Portals/ISP -- 1.8%
  Google, Inc., Class A+................................      20,210    9,083,384
  Yahoo!, Inc.+.........................................      22,750      702,065
                                                                     ------------
                                                                        9,785,449
                                                                     ------------
Wireless Equipment -- 1.6%
  QUALCOMM, Inc.........................................     216,150    8,706,523
                                                                     ------------
Total Long - Term Investment Securities
   (cost $499,837,121)..................................              515,308,718
                                                                     ------------
SHORT - TERM INVESTMENT SECURITIES -- 6.9%
Commercial Paper -- 6.6%
  SanPaolo IMI SpA
   5.31% due 03/01/07................................... $12,000,000   12,000,000
  Societe Generale NA
   5.33% due 03/01/07...................................  25,000,000   25,000,000
                                                                     ------------
                                                                       37,000,000
                                                                     ------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills
   5.00% due 03/22/07(4)................................      90,000       89,739
   5.01% due 03/29/07(4)................................     220,000      219,150
   5.02% due 03/22/07(4)................................      75,000       74,782
   5.02% due 03/29/07(4)................................      60,000       59,768
   5.02% due 03/29/07(4)................................     120,000      119,535
   5.07% due 04/26/07(4)................................     100,000       99,217
   5.10% due 04/19/07(4)................................      20,000       19,862
   5.10% due 04/26/07(4)................................      30,000       29,764
   5.10% due 04/26/07(4)................................      55,000       54,567
   5.11% due 04/19/07(4)................................     890,000      883,857
                                                                     ------------
                                                                        1,650,241
                                                                     ------------
Total Short - Term Investment Securities
   (cost $38,650,241)...................................               38,650,241
                                                                     ------------

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Shares/
                                                             Principal     Value
                   Security Description                       Amount      (Note 2)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
  Repurchase agreement with State Street Bank & Trust Co.,
   bearing interest at 4.82%, dated 02/28/07, to be
   repurchased 03/01/07 in the amount of $1,236,165 and
   collateralized by Federal Home Loan Bank Notes, bearing
   interest at 4.38%, due 09/17/10 and having an
   approximate value of $1,277,188
   (cost $1,236,000)....................................... $1,236,000  $  1,236,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $539,723,362)(5)..................................       99.7%  555,194,959
Other assets less liabilities..............................        0.3%    1,598,163
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $556,793,121
                                                            ==========  ============

--------
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Socially Responsible Fund held the following restricted securities:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
 Name                  Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology
  Common Stock.....  11/22/00    510       $0        $0     $0.00      0.00%
                                           ==        ==                ====

(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-------------------------------------------------------------------------------
                                                                   Unrealized
Number of               Expiration  Value at      Value as of     Appreciation
Contracts  Description     Date    Trade Date  February 28, 2007 (Depreciation)
-------------------------------------------------------------------------------
105 Long  S&P 500 Index March 2007 $41,493,450    $40,505,875      $(987,575)
                                                                   =========

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Sovereign................................ 34.0%
                United States Treasury Notes............. 14.7%
                Repurchase Agreements....................  7.4%
                Federal Home Loan Mtg. Corp..............  4.2%
                Federal National Mtg. Assoc..............  3.4%
                Diversified Financial Services...........  1.7%
                Finance -- Auto Loans....................  1.7%
                Oil Companies -- Exploration & Production  1.6%
                Cable TV.................................  1.4%
                Special Purpose Entities.................  1.4%
                Cellular Telecom.........................  1.3%
                Pipelines................................  1.3%
                Telephone -- Integrated..................  1.1%
                Auto -- Cars/Light Trucks................  1.0%
                Electric -- Integrated...................  1.0%
                Independent Power Producers..............  1.0%
                Casino Hotels............................  0.9%
                Chemicals -- Specialty...................  0.9%
                Medical -- Hospitals.....................  0.8%
                Transport -- Air Freight.................  0.8%
                Telecom Services.........................  0.7%
                Banks -- Commercial......................  0.6%
                Medical -- Drugs.........................  0.6%
                Paper & Related Products.................  0.6%
                Television...............................  0.6%
                Airlines.................................  0.5%
                Electronic Components -- Semiconductors..  0.5%
                Satellite Telecom........................  0.5%
                Banks -- Super Regional..................  0.4%
                Broadcast Services/Program...............  0.4%
                Building & Construction Products -- Misc.  0.4%
                Multimedia...............................  0.4%
                Real Estate Investment Trusts............  0.4%
                Retail -- Drug Store.....................  0.4%
                Theaters.................................  0.4%
                Agricultural Chemicals...................  0.3%
                Banks -- Money Center....................  0.3%
                Containers -- Metal/Glass................  0.3%
                Containers -- Paper/Plastic..............  0.3%
                Federal Home Loan Bank...................  0.3%
                Funeral Services & Related Items.........  0.3%
                Insurance -- Property/Casualty...........  0.3%
                Medical Products.........................  0.3%
                Oil Companies -- Integrated..............  0.3%
                Oil -- Field Services....................  0.3%
                Brewery..................................  0.2%
                Computer Services........................  0.2%
                Cosmetics & Toiletries...................  0.2%
                Diversified Manufactured Operations......  0.2%
                Electric -- Generation...................  0.2%
                Electronics -- Military..................  0.2%
                Finance -- Investment Banker/Broker......  0.2%
                Finance -- Mortgage Loan/Banker..........  0.2%
                Housewares...............................  0.2%
                Insurance -- Multi-line..................  0.2%
                Medical -- HMO...........................  0.2%
                Printing -- Commercial...................  0.2%
                Recycling................................  0.2%
                Rental Auto/Equipment....................  0.2%
                Retail -- Restaurants....................  0.2%
                Savings & Loans/Thrifts..................  0.2%
                Specified Purpose Acquisitions...........  0.2%
                Transport -- Services....................  0.2%
                United States Treasury Bonds.............  0.2%
                Aerospace/Defense........................  0.1%
                Applications Software....................  0.1%
                Auto/Truck Parts & Equipment -- Original.  0.1%
                Beverages -- Non-alcoholic...............  0.1%
                Building & Construction -- Misc..........  0.1%

                 Building Products -- Wood.............   0.1%
                 Chemicals -- Diversified..............   0.1%
                 Coal..................................   0.1%
                 Commercial Services...................   0.1%
                 Computers -- Memory Devices...........   0.1%
                 Consumer Products -- Misc.............   0.1%
                 Diagnostic Kits.......................   0.1%
                 Direct Marketing......................   0.1%
                 Electronic Components -- Misc.........   0.1%
                 Energy -- Alternate Sources...........   0.1%
                 Food -- Meat Products.................   0.1%
                 Food -- Misc..........................   0.1%
                 Gambling (Non-Hotel)..................   0.1%
                 Gas -- Distribution...................   0.1%
                 Golf..................................   0.1%
                 Home Furnishings......................   0.1%
                 Hotels/Motels.........................   0.1%
                 Insurance -- Life/Health..............   0.1%
                 Machinery -- Farming..................   0.1%
                 Medical -- Biomedical/Gene............   0.1%
                 Medical--Generic Drugs................   0.1%
                 Medical -- Wholesale Drug Distribution   0.1%
                 Metal Processors & Fabrication........   0.1%
                 Music.................................   0.1%
                 Non-Hazardous Waste Disposal..........   0.1%
                 Oil Refining & Marketing..............   0.1%
                 Private Corrections...................   0.1%
                 Publishing -- Newspapers..............   0.1%
                 Research & Development................   0.1%
                 Retail -- Building Products...........   0.1%
                 Retail -- Major Department Stores.....   0.1%
                 Retail -- Petroleum Products..........   0.1%
                 Retail -- Regional Department Stores..   0.1%
                 Steel -- Producers....................   0.1%
                 Textile -- Products...................   0.1%
                 Transactional Software................   0.1%
                 Transport -- Marine...................   0.1%
                 Travel Services.......................   0.1%
                                                        -----
                                                        100.1%
                                                        =====

Credit Quality +#

                         Government -- Agency..   8.3%
                         Government -- Treasury  16.2%
                         AAA...................  14.8%
                         AA....................   3.0%
                         A.....................   4.0%
                         BBB...................   8.9%
                         BB....................  20.4%
                         B.....................  14.1%
                         CCC...................   6.8%
                         Below C...............   0.7%
                         Not Rated@............   2.8%
                                                -----
                                                100.0%
                                                =====

Country Allocation*

                              United States. 61.9%
                              Brazil........  6.2%
                              United Kingdom  3.1%
                              Sweden........  2.6%
                              Canada........  2.3%
                              Mexico........  2.3%
                              Russia........  2.3%
                              Turkey........  2.2%
                              Philippines...  2.0%

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Country Allocation* (continued)

                            Australia.......   1.9%
                            Norway..........   1.9%
                            Germany.........   1.2%
                            Japan...........   1.2%
                            Argentina.......   1.1%
                            Belgium.........   0.9%
                            Colombia........   0.8%
                            Venezuela.......   0.8%
                            Denmark.........   0.7%
                            Uruguay.........   0.6%
                            Bermuda.........   0.5%
                            Peru............   0.5%
                            Netherlands.....   0.4%
                            Ukrainian SSR...   0.4%
                            Cayman Islands..   0.3%
                            France..........   0.3%
                            Greece..........   0.3%
                            Ireland.........   0.3%
                            Luxembourg......   0.3%
                            Indonesia.......   0.2%
                            South Africa....   0.2%
                            El Salvador.....   0.1%
                            Iceland.........   0.1%
                            Marshall Islands   0.1%
                            Spain...........   0.1%
                                             -----
                                             100.1%
                                             =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating us unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                         Principal    Value
                  Security Description                   Amount(17)  (Note 2)
  ----------------------------------------------------------------------------
  ASSET BACKED SECURITIES -- 1.2%
  Diversified Financial Services -- 1.2%
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class F
     5.75% due 09/11/38*(1)(12).........................  220,000   $  222,008
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class G
     5.75% due 09/11/38*(1).............................   38,000       37,893
    Commercial Mtg. Pass Through Certs.
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39(1)..............................  701,000      681,149
    J.P. Morgan Chase Commercial Mtg. Securities Corp.,
     Series 2006-CB16, Class E
     5.84% due 05/12/45*(1).............................  150,000      153,117
    Morgan Stanley Capital I,
     Series 2006-IQ12, Class AJ
     5.40% due 12/15/43(1)..............................  305,000      305,714
    Morgan Stanley Capital I,
     Series 2006-IQ12, Class D
     5.53% due 12/15/43(1)..............................  220,000      221,595
    Ocwen Advance Receivables Backed Notes
     Series 2006-1A
     5.34% due 11/24/15*(4).............................  250,000      250,185
    Wachovia Bank Commercial Mtg. Trust
     Series 2006-C27, Class A3
     5.77% due 07/15/45(1)..............................  305,000      315,315
    Wachovia Bank Commercial Mtg. Trust
     Series 2006-WL7A, Class F
     5.87% due 09/15/21*(1)(3)..........................  500,000      500,246
    Wells Fargo Mtg. Backed Securities Trust
     Series 2006-AR12, Class 2A1
     6.11% due 09/25/36(5)..............................  242,656      245,642
                                                                    ----------
  Total Asset Backed Securities
     (cost $2,912,010)..................................             2,932,864
                                                                    ----------
  CONVERTIBLE BONDS & NOTES -- 0.1%
  Telecom Services -- 0.1%
    ICO North America, Inc.
     Notes
     7.50% due 08/15/09(4)(6)(7)
     (cost $125,000)....................................  125,000      131,250
                                                                    ----------
  CORPORATE BONDS & NOTES -- 28.5%
  Aerospace/Defense -- 0.1%
    Raytheon Co.
     Debentures
     6.00% due 12/15/10.................................   45,000       45,791
    Raytheon Co.
     Senior Notes
     6.75% due 08/15/07.................................   97,000       97,528
    Raytheon Co.
     Senior Notes
     6.75% due 03/15/18.................................  164,000      182,479
                                                                    ----------
                                                                       325,798
                                                                    ----------
  Agricultural Chemicals -- 0.3%
    Mosaic Global Holdings, Inc.
     Debentures
     7.38% due 08/01/18.................................  100,000       98,250
    Terra Capital, Inc.
     Senior Notes
     7.00% due 02/01/17*................................  180,000      179,100
    The Mosaic Co.
     Senior Notes
     7.38% due 12/01/14*................................  430,000      443,975

                                                    Principal    Value
                  Security Description              Amount(17)  (Note 2)

      -------------------------------------------------------------------
      Agricultural Chemicals (continued)
        The Mosaic Co.
         Senior Notes
         7.63% due 12/01/16*.......................    85,000  $   88,612
                                                               ----------
                                                                  809,937
                                                               ----------
      Airlines -- 0.5%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11........................   550,000     562,375
        Continental Airlines, Inc.
         Pass Through Certs.,
         Series 1991, Class A
         6.55% due 02/02/19........................   272,756     281,621
        Continental Airlines, Inc.
         Pass Through Certs.,
         Series 1991-1, Class C
         6.95% due 08/02/09........................    53,690      53,287
        Continental Airlines, Inc.
         Pass Through Certs.
         Series 1999, Class 2
         7.73% due 03/15/11........................   105,335     107,178
        Continental Airlines, Inc.
         Pass Through Certs.
         Series 2000-2, Class B
         8.31% due 10/02/19........................    47,923      50,319
        Northwest Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-1
         7.04% due 04/01/22(8).....................   246,011     247,241
        United AirLines, Inc.
         Pass Through Certs,
         Series 2001-1, Class A-2
         6.20% due 09/01/08........................    65,920      66,579
                                                               ----------
                                                                1,368,600
                                                               ----------
      Applications Software -- 0.1%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13.......................   275,000     305,937
                                                               ----------
      Auto-Cars/Light Trucks -- 1.0%
        DaimlerChrysler NA Holding Corp.
         Notes
         5.75% due 09/08/11........................    50,000      50,692
        Ford Motor Co.
         Debentures
         6.38% due 02/01/29........................   875,000     647,500
        Ford Motor Co.
         Notes
         7.45% due 07/16/31........................   550,000     441,375
        General Motors Corp.
         Debentures
         7.70% due 04/15/16........................    75,000      71,438
        General Motors Corp.
         Debentures
         8.25% due 07/15/23........................ 1,300,000   1,209,000
        General Motors Corp.
         Debentures
         8.38% due 07/15/33........................   175,000     162,312
                                                               ----------
                                                                2,582,317
                                                               ----------
      Auto/Truck Parts & Equipment-Original -- 0.1%
        American Axle & Manufacturing, Inc.
         Company Guar.
         7.88% due 03/01/17........................    50,000      50,000

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                       Principal   Value
                   Security Description                Amount(17) (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Auto/Truck Parts & Equipment-Original (continued)
       ArvinMeritor, Inc.
        Senior Notes
        8.13% due 09/15/15............................   45,000   $ 45,675
       Visteon Corp.
        Senior Notes
        8.25% due 08/01/10............................  125,000    126,875
                                                                  --------
                                                                   222,550
                                                                  --------
     Auto/Truck Parts & Equipment-Replacement -- 0.0%
       Exide Corp.
        Notes
        10.00% due 03/15/25+(4)(6)....................  150,000          0
                                                                  --------
     Banks-Commercial -- 0.3%
       Bank of Tokyo-Mitsubishi UFJ, Ltd.
        Sub. Notes
        7.40% due 06/15/11............................   50,000     54,259
       Compass Bank
        Notes
        5.50% due 04/01/20............................  130,000    130,773
       Popular North America, Inc.
        Company Guar. Notes
        5.65% due 04/15/09............................   68,000     68,394
       SouthTrust Bank
        Sub. Notes
        4.75% due 03/01/13............................  100,000     98,156
       SouthTrust Corp.
        Sub. Notes
        5.80% due 06/15/14............................  164,000    168,287
       UBS AG
        Sub. Notes
        5.88% due 07/15/16............................  164,000    172,080
       Union Bank of California NA
        Sub. Notes
        5.95% due 05/11/16............................  100,000    103,624
       US Bank
        NA Notes
        3.90% due 08/15/08............................   65,000     63,884
                                                                  --------
                                                                   859,457
                                                                  --------
     Banks-Money Center -- 0.1%
       HSBC Capital Funding LP
        Company Guar. Bonds
        4.61% due 06/27/13*(3)(9).....................  104,000     99,379
       RBS Capital Trust I
        Bank Guar. Notes
        4.71% due 07/01/13(3)(9)......................   77,000     73,930
                                                                  --------
                                                                   173,309
                                                                  --------
     Banks-Special Purpose -- 0.0%
       Rabobank Capital
        Funding II Bonds
        5.26% due 12/31/13*(3)(9).....................   80,000     79,002
                                                                  --------
     Banks-Super Regional -- 0.4%
       Bank of America Corp.
        Sub. Notes
        5.49% due 03/15/19*...........................  164,000    164,958
       Capital One Financial Corp.
        Senior Notes
        5.70% due 09/15/11............................  100,000    101,663
       Fifth Third Bancorp.
        Sub. Notes
        5.45% due 01/15/17............................  164,000    164,716

                                                     Principal    Value
                   Security Description              Amount(17)  (Note 2)

      --------------------------------------------------------------------
      Banks-Super Regional (continued)
        Huntington National Bank
         Sub. Notes
         6.60% due 06/15/18.........................  164,000   $  176,146
        JPMorgan Chase Bank NA
         Sub. Notes
         5.88% due 06/13/16.........................  164,000      170,300
        JPMorgan Chase Bank NA
         Sub. Notes
         6.13% due 11/01/08.........................   58,000       58,801
        Wachovia Capital Trust III
         Bank Guar.
         5.80% due 03/15/11(3)(9)...................  110,000      111,834
        Wells Fargo & Co.
         Notes
         3.98% due 10/29/10.........................  120,000      115,736
                                                                ----------
                                                                 1,064,154
                                                                ----------
      Beverages-Non-alcoholic -- 0.1%
        Cott Beverages, Inc.
         Company Guar. Notes
         8.00% due 12/15/11.........................  125,000      127,969
                                                                ----------
      Brewery -- 0.1%
        Anheuser-Busch Cos., Inc.
         Bonds
         6.00% due 11/01/41.........................  149,000      150,074
                                                                ----------
      Broadcast Services/Program -- 0.3%
        Fisher Communications, Inc.
         Senior Notes
         8.63% due 09/15/14.........................  337,000      360,590
        Nexstar Finance, Inc.
         Senior Sub. Notes
         7.00% due 01/15/14.........................  225,000      217,125
        Nexstar Finance, Inc.
         Senior Disc. Notes
         11.38% due 04/01/13(10)....................  100,000       95,000
                                                                ----------
                                                                   672,715
                                                                ----------
      Building & Construction Products-Misc. -- 0.4%
        Associated Materials, Inc.
         Senior Sub. Notes
         9.75% due 04/15/12.........................  250,000      261,250
        Dayton Superior Corp.
         Senior Sec. Notes
         10.75% due 09/15/08........................  295,000      304,587
        Interline Brands, Inc.
         Senior Sub. Notes
         8.13% due 06/15/14.........................  325,000      333,125
                                                                ----------
                                                                   898,962
                                                                ----------
      Building Products-Air & Heating -- 0.0%
        American Standard, Inc.
         Company Guar. Notes
         7.38% due 02/01/08.........................   43,000       43,605
                                                                ----------
      Building Products-Wood -- 0.1%
        Masonite Corp.
         Senior Sub. Notes
         11.00% due 04/06/15*.......................  140,000      139,650
                                                                ----------
      Cable TV -- 1.4%
        Cablevision Systems Corp.
         Senior Notes
         8.00% due 04/15/12.........................   65,000       65,975
        CCH I LLC
         Company Guar.
         11.00% due 10/01/15........................  358,000      371,425

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Cable TV (continued)
          CCH II LLC/CCH II Capital Corp.
           Senior Notes
           10.25% due 09/15/10...................   200,000  $  210,000
          CCH II LLC/CCH II Capital Corp.
           Company Guar.
           10.25% due 10/01/13................... 1,378,000   1,495,130
          CCH II LLC /CCH II Capital Corp.
           Senior Notes
           10.25% due 09/15/10...................   200,000     210,500
          Comcast Corp.
           Company Guar. Notes
           5.88% due 02/15/18....................   164,000     167,082
          Comcast Corp.
           Company Guar. Notes
           6.50% due 01/15/15....................   164,000     175,072
          Cox Communications, Inc.
           Bonds
           5.50% due 10/01/15....................   164,000     163,329
          CSC Holdings, Inc.
           Senior Notes
           7.63% due 04/01/11....................    95,000      97,612
          CSC Holdings, Inc.
           Debentures
           8.13% due 08/15/09....................   125,000     129,375
          Insight Communications Co., Inc.
           Senior Disc. Notes
           12.25% due 02/15/11(10)...............   280,000     292,250
                                                             ----------
                                                              3,377,750
                                                             ----------
        Casino Hotels -- 0.9%
          Circus & Eldorado Joint Venture
           Mtg. Notes
           10.13% due 03/01/12...................   335,000     351,961
          Eldorado Casino Corp. (Shreveport)
           Sec. Bonds
           10.00% due 08/01/12(6)(11)............   362,426     347,929
          Eldorado Resorts LLC
           Senior Notes
           9.00% due 04/15/14(4)(6)..............   250,000     250,000
          MGM Mirage, Inc.
           Senior Notes
           5.88% due 02/27/14....................   800,000     744,000
          Riviera Holdings Corp.
           Company Guar. Notes
           11.00% due 06/15/10...................    60,000      63,000
          Seminole Hard Rock Entertainment, Inc.
           Sec. Notes
           7.85% due 03/15/14*(3)................    70,000      70,438
          Station Casinos, Inc.
           Senior Sub. Notes
           6.63% due 03/15/18....................    50,000      45,313
          Station Casinos, Inc.
           Senior Sub. Notes
           6.88% due 03/01/16....................   300,000     278,625
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 12/15/10*...................    75,000      77,062
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*...................    75,000      78,000
                                                             ----------
                                                              2,306,328
                                                             ----------

                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)

         --------------------------------------------------------------
         Cellular Telecom -- 0.6%
           American Cellular Corp.
            Senior Notes
            10.00% due 08/01/11..................  500,000   $  531,875
           Centennial Communications Corp.
            Senior Notes
            10.00% due 01/01/13..................  108,000      116,640
           Centennial Communications Corp.
            Company Guar. Notes
            10.13% due 06/15/13..................  150,000      162,188
           Centennial Communications Corp.
            Senior Notes
            11.11% due 01/01/13(3)...............  150,000      158,250
           Cingular Wireless Services, Inc.
            Senior Notes
            7.88% due 03/01/11...................  246,000      270,227
           Rural Cellular Corp.
            Senior Sub. Notes
            9.75% due 01/15/10...................  275,000      282,219
           Rural Cellular Corp.
            Senior Sub. Notes
            11.11% due 11/01/12(3)...............   90,000       93,600
                                                             ----------
                                                              1,614,999
                                                             ----------
         Chemicals-Diversified -- 0.1%
           Equistar Chemicals LP
            Senior Notes
            10.63% due 05/01/11..................   75,000       79,313
           ICI Wilmington, Inc.
            Company Guar. Notes
            7.05% due 09/15/07...................   77,000       77,563
                                                             ----------
                                                                156,876
                                                             ----------
         Chemicals-Specialty -- 0.6%
           Huntsman International LLC
            Company Guar.
            7.88% due 11/15/14*..................  260,000      269,100
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  500,000      520,000
           Nalco Co.
            Senior Notes
            7.75% due 11/15/11...................  100,000      103,250
           Nalco Co.
            Senior Sub. Notes
            8.88% due 11/15/13...................  125,000      133,125
           Rockwood Specialties Group, Inc.
            Sub. Notes
            7.50% due 11/15/14...................   75,000       76,125
           Rockwood Specialties Group, Inc.
            Senior Sub. Notes
            10.63% due 05/15/11..................   33,000       34,815
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................  310,000      333,250
                                                             ----------
                                                              1,469,665
                                                             ----------
         Coal -- 0.1%
           Massey Energy Co.
            Senior Notes
            6.63% due 11/15/10...................  239,000      241,987
                                                             ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                  Principal   Value
                   Security Description           Amount(17) (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Commercial Services -- 0.1%
            DI Finance/DynCorp International
             Senior Sub. Notes
             9.50% due 02/15/13..................  158,000   $169,060
            The ServiceMaster Co.
             Notes
             7.88% due 08/15/09..................   36,000     37,526
                                                             --------
                                                              206,586
                                                             --------
          Computer Services -- 0.2%
            Compucom Systems, Inc.
             Senior Notes
             12.00% due 11/01/14*................  120,000    125,700
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08..................   45,000     43,883
            Sungard Data Systems, Inc.
             Company Guar. Notes
             9.13% due 08/15/13..................  240,000    256,200
                                                             --------
                                                              425,783
                                                             --------
          Computers-Integrated Systems -- 0.0%
            Activant Solutions, Inc.
             Senior Sub. Notes
             9.50% due 05/01/16*.................  100,000     98,250
                                                             --------
          Consulting Services -- 0.0%
            FTI Consulting, Inc.
             Company Guar. Notes
             7.63% due 06/15/13..................  100,000    103,750
                                                             --------
          Consumer Products-Misc. -- 0.1%
            American Achievement Corp.
             Senior Sub. Notes
             8.25% due 04/01/12..................   53,000     54,722
            Jostens Holding Corp.
             Senior Disc. Notes
             10.25% due 12/01/13(10).............  198,000    181,170
            Prestige Brands, Inc.
             Senior Sub. Notes
             9.25% due 04/15/12..................   25,000     25,875
            Visant Holding Corp.
             Senior Notes
             8.75% due 12/01/13..................   50,000     53,375
                                                             --------
                                                              315,142
                                                             --------
          Containers-Metal/Glass -- 0.3%
            Crown Cork & Seal Co., Inc.
             Debentures
             7.38% due 12/15/26..................  175,000    164,937
            Crown Cork & Seal Co., Inc.
             Debentures
             8.00% due 04/15/23..................  400,000    396,000
            Owens-Brockway Glass Container, Inc.
             Company Guar. Notes
             8.25% due 05/15/13..................  100,000    104,750
            Owens Brockway Glass Container, Inc.
             Company Guar. Notes
             8.88% due 02/15/09..................  154,000    157,465
                                                             --------
                                                              823,152
                                                             --------
          Containers-Paper/Plastic -- 0.3%
            Jefferson Smurfit Corp.
             Senior Guar. Notes
             8.25% due 10/01/12..................  170,000    173,400

                                                          Principal   Value
                 Security Description                     Amount(17) (Note 2)

   --------------------------------------------------------------------------
   Containers-Paper/Plastic (continued)
     Pliant Corp.
      Company Guar. Notes
      11.13% due 09/01/09............................        453,000 $451,867
                                                                     --------
                                                                      625,267
                                                                     --------
   Cosmetics & Toiletries -- 0.2%
     Procter & Gamble Co.
      Senior Notes
      2.00% due 06/21/10............................. JPY 52,000,000  451,107
     Procter & Gamble Co.
      Senior Notes
      5.55% due 03/05/37.............................        170,000  169,507
                                                                     --------
                                                                      620,614
                                                                     --------
   Diagnostic Kits -- 0.1%
     Inverness Medical Innovations, Inc.
      Senior Sub. Notes
      8.75% due 02/15/12.............................        205,000  212,687
                                                                     --------
   Direct Marketing -- 0.1%
     Affinity Group, Inc.
      Senior Sub. Notes
      9.00% due 02/15/12.............................        336,000  342,720
                                                                     --------
   Diversified Financial Services -- 0.4%
     AXA Financial, Inc.
      Senior Notes
      6.50% due 04/01/08.............................         70,000   70,725
     General Electric Capital Corp.
      Senior Notes
      1.00% due 03/21/12............................. JPY 85,000,000  699,507
     General Electric Capital Corp.
      Senior Notes
      5.65% due 06/09/14.............................        164,000  168,262
                                                                     --------
                                                                      938,494
                                                                     --------
   Diversified Manufactured Operations -- 0.1%
     Crane Co.
      Bonds
      6.55% due 11/15/36.............................        168,000  171,538
     Indalex Holding Corp.
      Sec. Notes
      11.50% due 02/01/14*...........................        150,000  159,000
                                                                     --------
                                                                      330,538
                                                                     --------
   Electric-Generation -- 0.2%
     Edison Mission Energy
      Senior Notes
      7.50% due 06/15/13.............................        150,000  156,750
     Edison Mission Energy
      Senior Notes
      7.75% due 06/15/16.............................         25,000   26,500
     Reliant Energy Mid-Atlantic Power Holdings, LLC
      Pass Through Certs.
      Series B
      9.24% due 07/02/17.............................         61,812   67,375
     The AES Corp.
      Sec. Notes
      8.75% due 05/15/13*............................        325,000  346,938
                                                                     --------
                                                                      597,563
                                                                     --------
   Electric-Integrated -- 1.0%
     American Electric Power Co., Inc.
      Senior Notes
      4.71% due 08/16/07.............................        108,000  107,735

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                     Principal    Value
                  Security Description               Amount(17)  (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric-Integrated (continued)
        Appalachian Power Co.
         Senior Notes
         5.00% due 06/01/17.......................    164,000   $  156,988
        Baltimore Gas & Electric
         Senior Notes
         6.35% due 10/01/36*......................    164,000      173,282
        Cleveland Electric Illuminating Co.
         Senior Notes
         5.95% due 12/15/36.......................    164,000      161,486
        Commonwealth Edison Co.
         1st Mtg. Bonds
         5.40% due 12/15/11.......................    100,000      100,099
        Commonwealth Edison Co.
         1st Mtg. Bonds
         5.95% due 08/15/16.......................     90,000       92,137
        Dominion Resources, Inc.
         Senior Bonds
         5.69% due 05/15/08.......................     99,000       99,514
        Dominion Resources, Inc.
         Junior Sub. Notes
         6.30% due 09/30/66(3)....................    115,000      117,163
        Duke Energy Corp.
         Senior Notes
         4.20% due 10/01/08.......................     90,000       88,743
        Duke Energy Indiana, Inc.
         Debentures
         5.00% due 09/15/13.......................     65,000       63,752
        Entergy Louisiana LLC
         1st Mtg. Bonds
         5.83% due 11/01/10.......................    135,000      134,851
        Mirant Americas Generation LLC
         Senior Notes
         8.30% due 05/01/11.......................    325,000      331,500
        Mirant Americas Generation LLC
         Senior Notes
         8.50% due 10/01/21.......................    200,000      203,500
        Pepco Holdings, Inc.
         Notes
         5.50% due 08/15/07.......................     81,000       81,053
        Pepco Holdings, Inc.
         Notes
         6.45% due 08/15/12.......................     45,000       47,258
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11.......................     40,000       43,614
        PSI Energy, Inc.
         Debentures
         7.85% due 10/15/07.......................    119,000      120,781
        Public Service Electric & Gas Co.
         Sec. Notes
         5.00% due 08/15/14.......................    164,000      160,685
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15.......................    130,000      127,313
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(4)(6)(7).............    725,000            0
                                                                ----------
                                                                 2,411,454
                                                                ----------
      Electronic Components-Semiconductors -- 0.4%
        Advanced Micro Devices, Inc.
         Senior Notes
         7.75% due 11/01/12.......................    302,000      311,060

                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)

    ------------------------------------------------------------------------
    Electronic Components-Semiconductors (continued)
      Amkor Technology, Inc.
       Senior Notes
       9.25% due 06/01/16...........................     250,000  $  255,000
      Freescale Semiconductor, Inc.
       Senior Notes
       9.13% due 06/15/07*(2).......................     125,000     126,719
      Freescale Semiconductor, Inc.
       Senior Notes
       9.23% due 12/15/14*(3).......................      25,000      25,250
      Freescale Semiconductor, Inc.
       Senior Sub. Notes
       10.13% due 12/15/16*.........................     225,000     230,343
      Spansion, Inc.
       Senior Notes
       11.25% due 01/15/16*.........................      60,000      63,600
                                                                  ----------
                                                                   1,011,972
                                                                  ----------
    Electronics-Military -- 0.2%
      L-3 Communications Corp.
       Company Guar. Senior Sec. Notes
       6.13% due 07/15/13...........................     200,000     197,500
      L-3 Communications Corp.
       Senior Sub. Notes
       6.38% due 10/15/15...........................     250,000     248,750
                                                                  ----------
                                                                     446,250
                                                                  ----------
    Energy-Alternate Sources -- 0.1%
      VeraSun Energy Corp.
       Sec. Notes
       9.88% due 12/15/12...........................     125,000     129,375
                                                                  ----------
    Enterprise Software/Service -- 0.0%
      Oracle Corp.
       Notes
       5.00% due 01/15/11...........................      35,000      34,989
                                                                  ----------
    Finance-Auto Loans -- 1.7%
      Ford Motor Credit Co.
       Senior Notes
       5.80% due 01/12/09...........................     435,000     427,275
      Ford Motor Credit Co.
       Notes
       7.38% due 10/28/09...........................   1,975,000   1,989,825
      General Motors Acceptance Corp.
       Notes
       6.75% due 12/01/14...........................     785,000     782,898
      General Motors Acceptance Corp.
       Notes
       6.88% due 09/15/11...........................     675,000     683,102
      General Motors Acceptance Corp.
       Notes
       6.88% due 08/28/12...........................       7,000       7,053
      General Motors Acceptance Corp.
       Notes
       7.57% due 12/01/14(3)........................     425,000     437,896
                                                                  ----------
                                                                   4,328,049
                                                                  ----------
    Finance-Commercial -- 0.0%
      Transamerica Finance Corp.
       Senior Notes
       6.40% due 09/15/08...........................      33,000      33,589
                                                                  ----------
    Finance-Consumer Loans -- 0.0%
      John Deere Capital Corp.
       Notes
       5.40% due 10/15/11...........................     108,000     109,232
                                                                  ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                   Principal   Value
                    Security Description           Amount(17) (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Finance-Investment Banker/Broker -- 0.2%
            Merrill Lynch & Co., Inc.
             Bonds
             6.11% due 01/29/37...................  264,000   $263,649
            Morgan Stanley
             Notes
             5.45% due 01/09/17...................  164,000    162,906
                                                              --------
                                                               426,555
                                                              --------
          Finance-Mortgage Loan/Banker -- 0.2%
            Countrywide Financial Corp.
             Sub. Notes
             6.25% due 05/15/16...................  160,000    162,843
            Residential Capital LLC
             Company Guar.
             6.13% due 11/21/08...................   70,000     70,274
            Residential Capital LLC
             Senior Notes
             6.38% due 06/30/10...................  215,000    216,880
            Residential Capital LLC
             Senior Notes
             6.50% due 04/17/13...................  160,000    161,546
                                                              --------
                                                               611,543
                                                              --------
          Food-Misc. -- 0.1%
            Kraft Foods, Inc.
             Senior Bonds
             5.63% due 11/01/11...................   65,000     66,232
            Wornick Co.
             Sec. Notes
             10.88% due 07/15/11..................  175,000    162,312
                                                              --------
                                                               228,544
                                                              --------
          Funeral Services & Related Items -- 0.3%
            Service Corp. International
             Senior Notes
             6.75% due 04/01/16...................   50,000     49,875
            Service Corp. International
             Senior Notes
             7.00% due 06/15/17...................  125,000    126,250
            Service Corp. International
             Senior Notes
             7.38% due 10/01/14...................  175,000    183,313
            Service Corp. International
             Senior Notes
             7.63% due 10/01/18...................  175,000    185,937
            Stewart Enterprises, Inc.
             Senior Notes
             7.25% due 02/15/13...................  150,000    145,125
                                                              --------
                                                               690,500
                                                              --------
          Gambling (Non-Hotel) -- 0.1%
            Greektown Holdings LLC
             Senior Notes
             10.75% due 12/01/13*.................  225,000    240,750
            Waterford Gaming LLC
             Senior Notes
             8.63% due 09/15/12*..................   76,000     80,370
                                                              --------
                                                               321,120
                                                              --------
          Gas-Distribution -- 0.1%
            Colorado Interstate Gas Co.
             Senior Debentures
             6.85% due 06/15/37...................   75,000     81,171


                                               Principal    Value
                  Security Description         Amount(17)  (Note 2)

           ---------------------------------------------------------
           Gas-Distribution (continued)
             Sempra Energy
              Senior Notes
              4.62% due 05/17/07..............   128,000  $  127,816
             Southern California Gas Co.
              1st Mtg. Bonds
              5.75% due 11/15/35..............    45,000      45,689
                                                          ----------
                                                             254,676
                                                          ----------
           Golf -- 0.1%
             True Temper Sports, Inc.
              Company Guar. Notes
              8.38% due 09/15/11..............   200,000     179,000
                                                          ----------
           Home Furnishings -- 0.1%
             Simmons Co.
              Senior Disc. Notes
              10.00% due 12/15/14(10).........   170,000     141,100
                                                          ----------
           Hotel/Motel -- 0.1%
             Gaylord Entertainment Co.
              Company Guar. Notes
              6.75% due 11/15/14..............   150,000     147,188
                                                          ----------
           Human Resources -- 0.0%
             TeamHealth, Inc.
              Company Guar.
              11.25% due 12/01/13.............    55,000      57,750
                                                          ----------
           Independent Power Producers -- 1.0%
             Calpine Corp.
              Secured Notes
              8.75% due 07/15/13*(8).......... 1,505,000   1,576,487
             NRG Energy, Inc.
              Company Guar. Notes
              7.38% due 02/01/16..............   625,000     637,500
             Orion Power Holdings, Inc.
              Senior Notes
              12.00% due 05/01/10.............    30,000      34,800
             Reliant Energy, Inc.
              Sec. Notes
              9.50% due 07/15/13..............   221,000     239,509
                                                          ----------
                                                           2,488,296
                                                          ----------
           Insurance Brokers -- 0.0%
             Marsh & McLennan Cos., Inc.
              Senior Notes
              5.15% due 09/15/10..............    65,000      64,646
             Marsh & McLennan Cos., Inc.
              Senior Notes
              7.13% due 06/15/09..............    35,000      36,340
                                                          ----------
                                                             100,986
                                                          ----------
           Insurance-Life/Health -- 0.1%
             Americo Life, Inc.
              Notes
              7.88% due 05/01/13*.............    28,000      28,861
             Monumental Global Funding II
              Notes
              5.65% due 07/14/11*.............    60,000      61,292
             Presidential Life Corp.
              Senior Notes
              7.88% due 02/15/09..............    50,000      50,000
                                                          ----------
                                                             140,153
                                                          ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                  Principal   Value
                   Security Description           Amount(17) (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Insurance-Multi-line -- 0.0%
             Metropolitan Life Global Funding I
              Sec. Notes
              5.75% due 07/25/11*................   50,000   $ 51,316
                                                             --------
           Insurance-Property/Casualty -- 0.3%
             Ace INA Holdings, Inc.
              Company Guar.
              5.70% due 02/15/17.................  137,000    139,510
             Crum & Forster Holdings Corp.
              Senior Notes
              10.38% due 06/15/13................  175,000    188,563
             Fidelity National Title Group, Inc.
              Notes
              7.30% due 08/15/11.................  142,000    148,424
             WR Berkley Corp.
              Senior Sub. Notes
              6.25% due 02/15/37.................  150,000    153,937
                                                             --------
                                                              630,434
                                                             --------
           Leisure Products -- 0.0%
             Brunswick Corp.
              Notes
              5.00% due 06/01/11.................   63,000     61,377
             K2, Inc.
              Company Guar. Senior Notes
              7.38% due 07/01/14.................   25,000     25,250
                                                             --------
                                                               86,627
                                                             --------
           Machinery-Farming -- 0.1%
             Case Corp.
              Notes
              7.25% due 01/15/16.................   75,000     78,000
             Case New Holland, Inc.
              Senior Notes
              6.00% due 06/01/09.................  175,000    175,656
                                                             --------
                                                              253,656
                                                             --------
           Machinery-General Industrial -- 0.0%
             Stewart & Stevenson LLC
              Senior Notes
              10.00% due 07/15/14*...............   50,000     52,375
                                                             --------
           Medical Information Systems -- 0.0%
             Spheris, Inc.
              Senior Sub. Notes
              11.00% due 12/15/12................  100,000     99,500
                                                             --------
           Medical Instruments -- 0.0%
             Kyphon, Inc.
              Senior Notes
              1.25% due 02/01/14*................   25,000     24,625
                                                             --------
           Medical Products -- 0.3%
             Baxter International, Inc.
              Senior Notes
              5.90% due 09/01/16.................  164,000    170,519
             CDRV Investors, Inc.
              Senior Disc. Notes
              9.63% due 01/01/15(10).............  225,000    180,563
             Encore Medical Finance LLC
              Senior Sub. Notes
              11.75% due 11/15/14*...............  185,000    185,000
             Universal Hospital Services, Inc.
              Senior Notes
              10.13% due 11/01/11................  275,000    292,187
                                                             --------
                                                              828,269
                                                             --------

                                              Principal    Value
                  Security Description        Amount(17)  (Note 2)

            -------------------------------------------------------
            Medical-Biomedical/Gene -- 0.1%
              Bio-Rad Laboratories, Inc.
               Senior Sub. Notes
               6.13% due 12/15/14............   100,000  $   97,000
              Nektar Therapeutics
               Sub. Notes
               3.25% due 09/28/12............    50,000      46,938
                                                         ----------
                                                            143,938
                                                         ----------
            Medical-Drugs -- 0.1%
              American Home Products Corp.
               Notes
               6.95% due 03/15/11............    45,000      48,046
              Merck & Co., Inc.
               Notes
               2.50% due 03/30/07............    29,000      28,946
              Wyeth
               Bonds
               5.50% due 02/01/14............   164,000     166,653
              Wyeth
               Notes
               6.00% due 02/15/36............    50,000      52,625
                                                         ----------
                                                            296,270
                                                         ----------
            Medical-Generic Drugs -- 0.1%
              Mylan Labs, Inc.
               Company Guar. Notes
               6.38% due 08/15/15............   125,000     124,688
                                                         ----------
            Medical-HMO -- 0.2%
              Multiplan, Inc.
               Senior Sub. Notes
               10.38% due 04/15/16*..........   300,000     311,250
              WellPoint, Inc.
               Notes
               3.75% due 12/14/07............    95,282      94,116
                                                         ----------
                                                            405,366
                                                         ----------
            Medical-Hospitals -- 0.8%
              Community Health Systems, Inc.
               Senior Sec. Notes
               6.50% due 12/15/12............   206,000     207,030
              HCA, Inc.
               Senior Notes
               6.25% due 02/15/13............   125,000     113,281
              HCA, Inc.
               Senior Notes
               6.95% due 05/01/12............   197,000     189,120
              HCA, Inc.
               Sec Notes.
               9.13% due 11/15/14*...........   275,000     292,875
              HCA, Inc.
               Sec. Notes
               9.25% due 11/15/16*........... 1,125,000   1,205,156
              HCA, Inc.
               Sec Notes.
               9.63% due 05/15/07*(2)........    75,000      81,000
                                                         ----------
                                                          2,088,462
                                                         ----------
            Medical-Nursing Homes -- 0.0%
              Genesis HealthCare Corp.
               Senior Sub. Debentures
               2.50% due 03/15/25*...........    50,000      64,188

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                   Security Description             Amount(17) (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Medical-Nursing Homes (continued)
          Genesis HealthCare Corp.
           Senior Notes
           8.00% due 10/15/13......................   50,000   $ 53,000
                                                               --------
                                                                117,188
                                                               --------
        Medical-Wholesale Drug Distribution -- 0.1%
          Cardinal Health, Inc.
           Senior Notes
           5.80% due 10/15/16*.....................  164,000    165,913
                                                               --------
        Metal Processors & Fabrication -- 0.1%
          Metals USA, Inc.
           Secured Notes
           11.13% due 12/01/15.....................  150,000    166,500
                                                               --------
        Metal-Aluminum -- 0.0%
          Alcoa, Inc.
           Bonds
           6.50% due 06/15/18......................   60,000     64,516
                                                               --------
        Miscellaneous Manufacturing -- 0.0%
          American Railcar Industries, Inc.
           Senior Notes
           7.50% due 03/01/14*.....................   25,000     25,563
                                                               --------
        Multimedia -- 0.4%
          Belo Corp.
           Senior Notes
           6.75% due 05/30/13......................   45,000     47,445
          Haights Cross Operating Co.
           Company Guar. Senior Notes
           11.75% due 08/15/11.....................  100,000    104,000
          News America, Inc.
           Company Guar.
           7.30% due 04/30/28......................  164,000    183,197
          Time Warner Entertainment Co. LP
           Debentures
           8.38% due 03/15/23......................  164,000    197,817
          Time Warner Entertainment Co. LP
           Senior Notes
           8.38% due 07/15/33......................  164,000    207,189
          Time Warner, Inc.
           Company Guar. Notes
           6.75% due 04/15/11......................   55,000     58,024
          Viacom, Inc.
           Senior Notes
           6.88% due 04/30/36......................  154,000    158,197
                                                               --------
                                                                955,869
                                                               --------
        Networking Products -- 0.0%
          Cisco Systems, Inc.
           Senior Notes
           5.50% due 02/22/16......................   45,000     45,795
                                                               --------
        Non-Ferrous Metals -- 0.0%
          Renco Metals, Inc.
           Bonds
           11.50% due 07/01/03+(4)(6)(8)(15).......   75,000          0
                                                               --------
        Non-Hazardous Waste Disposal -- 0.1%
          Allied Waste North America, Inc.
           Senior Notes
           8.50% due 12/01/08......................  200,000    210,000
                                                               --------
        Office Automation & Equipment -- 0.0%
          Pitney Bowes, Inc.
           Notes
           5.25% due 01/15/37......................  100,000     99,248
                                                               --------

                                                     Principal    Value
                   Security Description              Amount(17)  (Note 2)

      --------------------------------------------------------------------
      Oil & Gas Drilling -- 0.0%
        Pride International, Inc.
         Senior Notes
         7.38% due 07/15/14.........................   50,000   $   51,250
                                                                ----------
      Oil Companies-Exploration & Production -- 1.4%
        Apache Corp.
         Notes
         6.00% due 01/15/37.........................  120,000      123,382
        Belden & Blake Corp.
         Company Guar. Sec. Notes
         8.75% due 07/15/12.........................  100,000      102,500
        Brigham Exploration Co.
         Company Guar.
         9.63% due 05/01/14.........................  175,000      176,312
        Chaparral Energy, Inc.
         Company Guar. Notes
         8.50% due 12/01/15.........................  350,000      349,125
        Chesapeake Energy Corp.
         Senior Notes
         6.25% due 01/15/18.........................  425,000      418,625
        Chesapeake Energy Corp.
         Senior Notes
         6.63% due 01/15/16.........................  275,000      276,375
        Chesapeake Energy Corp.
         Company Guar. Notes
         6.88% due 11/15/20.........................   75,000       75,187
        Devon Energy Corp.
         Company Guar.
         7.95% due 04/15/32.........................  140,000      173,265
        El Paso Production Holding Co.
         Company Guar. Notes
         7.75% due 06/01/13.........................  650,000      679,250
        Encore Acquisition Co.
         Senior Sub. Notes
         6.00% due 07/15/15.........................  200,000      179,000
        Encore Acquisition Co.
         Senior Sub. Notes
         6.25% due 04/15/14.........................   25,000       23,063
        Exco Resources, Inc.
         Company Guar.
         7.25% due 01/15/11.........................   65,000       65,813
        Hilcorp Energy I LP
         Senior Notes
         7.75% due 11/01/15*........................  300,000      300,000
        Quicksilver Resources, Inc.
         Company Guar. Notes
         7.13% due 04/01/16.........................   50,000       49,000
        Sabine Pass LNG LP
         Sec Notes
         7.25% due 11/30/13*........................  100,000      100,000
        Sabine Pass LNG LP
         Sec Notes
         7.50% due 11/30/16*........................  255,000      255,000
        Transmeridian Exploration, Inc.
         Company Guar. Notes
         12.00% due 12/15/10........................  125,000      123,437
                                                                ----------
                                                                 3,469,334
                                                                ----------
      Oil Companies-Integrated -- 0.2%
        ConocoPhillips Canada Funding Co.
         Company Guar. Notes
         5.95% due 10/15/36.........................   50,000       51,994
        Hess Corp.
         Notes
         7.13% due 03/15/33.........................  150,000      168,228

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                 Principal   Value
                   Security Description          Amount(17) (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Oil Companies-Integrated (continued)
             Hess Corp.
              Bonds
              7.88% due 10/01/29................   55,000   $ 65,731
             Phillips Petroleum Co.
              Debentures
              7.00% due 03/30/29................  100,000    114,417
                                                            --------
                                                             400,370
                                                            --------
           Oil Refining & Marketing -- 0.1%
             Premcor Refining Group, Inc
              Company Guar. Notes
              6.75% due 05/01/14................  180,000    187,848
                                                            --------
           Oil-Field Services -- 0.1%
             Allis-Chalmers Energy, Inc.
              Company Guar. Notes
              9.00% due 01/15/14................   90,000     91,125
             Hanover Compressor Co.
              Company Guar. Senior Sec. Notes
              8.63% due 12/15/10................  100,000    105,000
             Oslo Seismic Services, Inc.
              1st Mtg. Bonds
              8.28% due 06/01/11................  114,681    117,488
                                                            --------
                                                             313,613
                                                            --------
           Paper & Related Products -- 0.4%
             Bowater, Inc.
              Notes
              6.50% due 06/15/13................  375,000    349,688
             Caraustar Industries, Inc.
              Notes
              7.38% due 06/01/09................  225,000    219,375
             Georgia-Pacific Corp.
              Company Guar. Notes
              7.00% due 01/15/15*...............   75,000     75,000
             Georgia-Pacific Corp.
              Company Guar. Notes
              7.13% due 01/15/17*...............  100,000    100,000
             Plum Creek Timberlands LP
              Company Guar. Notes
              5.88% due 11/15/15................   86,000     86,020
             Temple-Inland, Inc.
              Bonds
              6.63% due 01/15/18................   80,000     85,000
             Westvaco Corp.
              Bonds
              7.95% due 02/15/31................   60,000     68,646
                                                            --------
                                                             983,729
                                                            --------
           Pipelines -- 1.3%
             Atlas Pipeline Partners LP
              Company Guar. Notes
              8.13% due 12/15/15................  150,000    154,875
             Centerpoint Energy Resources Corp.
              Notes
              7.75% due 02/15/11................   80,000     86,790
             Copano Energy LLC
              Senior Notes
              8.13% due 03/01/16................  125,000    129,375
             Duke Energy Field Services LLC
              Notes
              6.88% due 02/01/11................   50,000     52,699
             Dynegy Holdings, Inc.
              Senior Notes
              8.75% due 02/15/12................  250,000    269,375

                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)

         -------------------------------------------------------------
         Pipelines (continued)
           Dynegy-Roseton Danskammer
            Pass Through Certs.
            Series B
            7.67% due 11/08/16..................  200,000   $  212,000
           El Paso Natural Gas Co.
            Senior Notes
            7.63% due 08/01/10..................   75,000       78,187
           El Paso Natural Gas Co.
            Debentures
            8.63% due 01/15/22..................  275,000      340,003
           Enbridge Energy Partners LP
            Senior Notes
            5.88% due 12/15/16..................   38,000       38,598
           MarkWest Energy Partners LP
            Senior Notes
            6.88% due 11/01/14..................  125,000      120,937
           MarkWest Energy Partners LP
            Company Guar.
            8.50% due 07/15/16..................   50,000       51,875
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27..................  525,000      504,000
           ONEOK Partners LP
            Company Guar. Senior Notes
            6.15% due 10/01/16..................   50,000       51,632
           Pacific Energy Partners LP
            Senior Notes
            7.13% due 06/15/14..................  178,000      186,646
           Pacific Energy Partners LP
            Company Guar. Notes
            6.25% due 09/15/15..................   97,000       98,598
           Tennessee Gas Pipeline Co.
            Debentures
            7.00% due 10/15/28..................  200,000      218,866
           The Williams Cos., Inc.
            Notes
            7.88% due 09/01/21..................  550,000      602,250
           Transcontinental Gas Pipe Line Corp.
            Notes
            7.00% due 08/15/11..................  100,000      104,875
           Transcontinental Gas Pipe Line Corp.
            Senior Notes
            8.88% due 07/15/12..................   50,000       56,813
                                                            ----------
                                                             3,358,394
                                                            ----------
         Precious Metals -- 0.0%
           Barrick Gold Finance, Inc.
            Company Guar. Debentures
            7.50% due 05/01/07..................   67,000       67,210
                                                            ----------
         Printing-Commercial -- 0.1%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15*(4)..............  200,000      200,000
                                                            ----------
         Private Corrections -- 0.1%
           Corrections Corp. of America
            Company Guar. Notes
            6.25% due 03/15/13..................  125,000      124,688
                                                            ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Publishing-Newspapers -- 0.1%
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29...................   50,000   $   49,634
           Knight Ridder, Inc.
            Debentures
            7.15% due 11/01/27...................   60,000       59,928
           Medianews Group, Inc.
            Senior Sub. Notes
            6.88% due 10/01/13...................   80,000       74,000
                                                             ----------
                                                                183,562
                                                             ----------
         Publishing-Periodicals -- 0.0%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  125,000      124,219
                                                             ----------
         Real Estate Investment Trusts -- 0.4%
           AvalonBay Communities, Inc.
            Senior Notes
            5.75% due 09/15/16...................  100,000      102,783
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13...................  100,000      100,079
           Heritage Property Investment Trust
            Notes
            4.50% due 10/15/09...................   45,000       44,112
           Mack-Cali Realty LP
            Bonds
            5.80% due 01/15/16...................   45,000       45,618
           National Health Investors, Inc.
            Notes
            7.30% due 07/16/07...................   75,000       75,114
           Omega Healthcare Investors, Inc.
            Senior Notes
            7.00% due 04/01/14...................  200,000      202,500
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16...................   25,000       24,736
           Simon Property Group LP
            Notes
            5.00% due 03/01/12...................   99,000       98,396
           Simon Property Group LP
            Notes
            5.38% due 08/28/08...................   40,000       40,080
           Trustreet Properties, Inc.
            Senior Notes
            7.50% due 04/01/15...................  225,000      244,125
           Vornado Realty LP
            Notes
            4.50% due 08/15/09...................   65,000       63,653
                                                             ----------
                                                              1,041,196
                                                             ----------
         Real Estate Management/Services -- 0.0%
           AMB Property LP
            Company Guar. Notes
            5.90% due 08/15/13...................   36,000       36,918
                                                             ----------
         Recycling -- 0.2%
           Aleris International, Inc.
            Senior Notes
            9.00% due 06/15/07*(2)...............  275,000      291,500
           Aleris International, Inc.
            Senior Sub. Notes
            10.00% due 12/15/16*.................  250,000      262,500
                                                             ----------
                                                                554,000
                                                             ----------

                                                   Principal   Value
                   Security Description            Amount(17) (Note 2)

         -------------------------------------------------------------
         Rental Auto/Equipment -- 0.2%
           Avis Budget Car Rental LLC
            Senior Notes
            7.86% due 05/15/14*(3)................   55,000   $ 56,650
           H&E Equipment Services, Inc.
            Company Guar. Notes
            8.38% due 07/15/16....................  185,000    197,487
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13....................  250,000    255,625
                                                              --------
                                                               509,762
                                                              --------
         Research & Development -- 0.1%
           Alion Science and Technology Corp.
            Senior Notes
            10.25% due 02/01/15*..................  125,000    130,000
                                                              --------
         Retail-Building Products -- 0.1%
           Home Depot, Inc.
            Senior Notes
            5.88% due 12/16/36....................  164,000    164,559
                                                              --------
         Retail-Drug Store -- 0.3%
           CVS Lease Pass Through Trust
            Pass Through Certs.
            6.04% due 12/10/28*...................  119,600    120,657
           General Nutrition Centers, Inc.
            Senior Sub. Notes
            8.50% due 12/01/10....................  480,000    509,910
           General Nutrition Centers, Inc.
            Company Guar. Notes
            8.63% due 01/15/11....................   55,000     58,706
           Rite Aid Corp.
            Sec. Notes
            8.13% due 05/01/10....................  125,000    128,281
                                                              --------
                                                               817,554
                                                              --------
         Retail-Major Department Stores -- 0.1%
           Saks, Inc.
            Company Guar. Notes
            9.88% due 10/01/11....................  150,000    167,250
                                                              --------
         Retail-Music Store -- 0.0%
           MTS, Inc.
            Senior Notes
            10.00% due 03/15/09+(4)(6)(7)(8)(13)..   16,572      4,309
                                                              --------
         Retail-Petroleum Products -- 0.1%
           Ferrellgas LP
            Senior Notes
            6.75% due 05/01/14....................  325,000    318,500
                                                              --------
         Retail-Regional Department Stores -- 0.1%
           Neiman-Marcus Group, Inc.
            Company Guar. Notes
            9.00% due 07/15/07(2).................  150,000    165,000
                                                              --------
         Retail-Restaurants -- 0.2%
           Dave & Buster's, Inc.
            Company Guar. Notes
            11.25% due 03/15/14...................  100,000    104,750
           NPC International, Inc.
            Company Guar.
            9.50% due 05/01/14....................  275,000    290,125
                                                              --------
                                                               394,875
                                                              --------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Principal   Value
                   Security Description                      Amount(17) (Note 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Rubber/Plastic Products -- 0.0%
  Venture Holdings Co. LLC
   Company Guar. Notes
   11.00% due 06/01/07+(6)(13)(14)..........................   25,000   $     63
                                                                        --------
Savings & Loans/Thrifts -- 0.2%
  Independence Community Bank Corp.
   Notes
   3.50% due 06/20/13(3)....................................   48,000     46,936
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10.......................................  120,000    118,208
  Washington Mutual Preferred Funding II
   Bonds
   6.67% due 12/15/16*(3)(9)................................  214,000    215,733
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................   92,000    100,327
                                                                        --------
                                                                         481,204
                                                                        --------
Soap & Cleaning Preparation -- 0.0%
  Johnsondiversey Holdings, Inc.
   Disc. Notes
   10.67% due 05/15/13(10)..................................   25,000     25,500
                                                                        --------
Special Purpose Entities -- 1.1%
  AAC Group Holding Corp.
   Senior Disc. Notes
   10.25% due 10/01/12(10)..................................  175,000    158,375
  AMR HoldCo, Inc./EmCare HoldCo, Inc.
   Senior Sub. Notes
   10.00% due 02/15/15......................................  100,000    110,000
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................  164,000    161,794
  Bluewater Finance, Ltd.
   Company Guar.
   10.25% due 02/15/12......................................  200,000    208,500
  Capital One Capital IV
   Company Guar.
   6.75% due 02/17/37.......................................   85,000     86,444
  CCM Merger, Inc.
   Notes
   8.00% due 08/01/13*......................................  175,000    175,000
  Chukchansi Economic Development Authority
   Senior Notes
   8.88% due 11/15/12*(3)...................................   75,000     77,156
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  121,000    129,167
  Cyrus Reinsurance Holdings SPC
   Senior Notes
   6.36% due 09/01/08*(3)(4)................................  166,000    166,000
  GNC Parent Corp.
   Notes
   12.14% due 12/01/11*(3)..................................  125,000    129,375
  Hellas Telecommunications Luxembourg II
   Sub. Notes
   11.12% due 01/15/15*(3)..................................  125,000    129,375
  ING USA Global Funding Trust
   Notes
   4.25% due 10/01/10.......................................   80,000     78,613
  Jostens IH Corp.
   Company Guar. Notes
   7.63% due 10/01/12.......................................   90,000     92,250

                                                 Principal    Value
                   Security Description          Amount(17)  (Note 2)

          ------------------------------------------------------------
          Special Purpose Entities (continued)
            MedCath Holdings Corp.
             Senior Notes
             9.88% due 07/15/12.................   92,000   $   98,670
            MXEnergy Holdings, Inc.
             Senior Notes
             12.90% due 08/01/11*(3)............  215,000      198,875
            Norbord Delaware GP I
             Company Guar.
             6.45% due 02/15/17*................   58,000       59,139
            PCA LLC/PCA Finance Corp.
             Senior Notes
             11.88% due 08/01/09+(6)(13)........  200,000       36,000
            PNA Intermediate Holding Corp.
             Senior Notes
             12.36% due 02/15/13*(3)............   50,000       50,250
            Pricoa Global Funding I
             Notes
             5.30% due 09/27/13*................  100,000      100,419
            Principal Life Global Funding I
             Notes
             5.25% due 01/15/13*................  163,000      162,989
            Seitel Acquisition Corp.
             Senior Notes
             9.75% due 02/15/14*................  125,000      126,875
            Snoqualmie Entertainment Authority
             Notes
             9.13% due 02/01/15*................  150,000      154,875
            Snoqualmie Entertainment Authority
             Senior Notes
             9.15% due 02/01/14*(3).............   25,000       25,375
            Southern Star Central Corp.
             Senior Notes
             6.75% due 03/01/16.................   75,000       75,187
                                                            ----------
                                                             2,790,703
                                                            ----------
          Specified Purpose Acquisitions -- 0.0%
            ESI Tractebel Acquisition Corp.
             Company Guar.
             7.99% due 12/30/11.................   90,000       93,062
                                                            ----------
          Steel-Producer -- 0.1%
            Chaparral Steel Co.
             Company Guar. Notes
             10.00% due 07/15/13................  175,000      195,563
                                                            ----------
          Steel-Specialty -- 0.0%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................   50,000       54,000
            Tube City IMS Corp.
             Senior Sub. Notes
             9.75% due 02/01/15*................   60,000       63,000
                                                            ----------
                                                               117,000
                                                            ----------
          Storage/Warehousing -- 0.0%
            Mobile Mini, Inc.
             Senior Notes
             9.50% due 07/01/13.................   33,000       35,310
            Mobile Services Group, Inc.
             Senior Notes
             9.75% due 08/01/14*................   75,000       79,875
                                                            ----------
                                                               115,185
                                                            ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Telecom Services -- 0.3%
           Bellsouth Telecommunications, Inc.
            Debentures
            7.00% due 12/01/95...................   128,000  $  133,876
           Cincinnati Bell Telephone Co.
            Company Guar.
            7.18% due 12/15/23...................    25,000      25,188
           Cincinnati Bell Telephone Co.
            Company Guar.
            7.20% due 11/29/23...................   125,000     122,187
           Insight Midwest LP
            Senior Notes
            9.75% due 10/01/09...................    26,000      26,455
           Mastec, Inc.
            Senior Notes
            7.63% due 02/01/17*..................   115,000     115,862
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14...................   400,000     424,500
                                                             ----------
                                                                848,068
                                                             ----------
         Telephone-Integrated -- 0.8%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11...................    70,000      76,307
           Cincinnati Bell, Inc.
            Senior Notes
            7.25% due 06/15/23...................    25,000      24,438
           Citizens Communications Co.
            Senior Notes
            9.00% due 08/15/31...................    92,000     101,890
           GTE Northwest, Inc.
            Debentures
            5.55% due 10/15/08...................    40,000      40,160
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07................... 1,075,000   1,077,687
           Level 3 Financing, Inc.
            Senior Notes
            8.75% due 02/15/17*..................   125,000     125,469
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................    50,000      56,726
           Southwestern Bell Telephone Co.
            Notes
            6.55% due 10/07/08...................   200,000     203,315
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................    45,000      47,553
           Windstream Corp.
            Company Guar. Notes
            8.63% due 08/01/16...................   250,000     273,750
                                                             ----------
                                                              2,027,295
                                                             ----------
         Television -- 0.5%
           Allbritton Communications Co.
            Senior Sub. Notes
            7.75% due 12/15/12...................   275,000     281,875
           LIN Television Corp.
            Senior Sub. Notes
            6.50% due 05/15/13...................   275,000     268,125
           Paxson Communication Corp.
            Sec. Senior Notes
            11.61% due 01/15/13*(3)..............   405,000     423,225

                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)

         --------------------------------------------------------------
         Television (continued)
           Univision Communications, Inc.
            Company Guar. Notes
            3.50% due 10/15/07...................   45,000   $   44,156
           Young Broadcasting, Inc.
            Senior Sub. Notes
            8.75% due 01/15/14...................  100,000       94,000
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................  175,000      173,688
                                                             ----------
                                                              1,285,069
                                                             ----------
         Textile-Products -- 0.1%
           Collins & Aikman Floorcoverings, Inc.
            Company Guar. Notes
            9.75% due 02/15/10...................  175,000      178,938
                                                             ----------
         Theaters -- 0.4%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14...................  400,000      410,000
           AMC Entertainment, Inc.
            Senior Sub. Notes
            9.88% due 02/01/12...................  100,000      105,125
           Cinemark, Inc.
            Senior Disc. Notes
            9.75% due 03/15/14(10)...............  425,000      381,437
                                                             ----------
                                                                896,562
                                                             ----------
         Transactional Software -- 0.1%
           Open Solutions, Inc.
            Senior Sub. Notes
            9.75% due 02/01/15*..................  125,000      129,063
                                                             ----------
         Transport-Air Freight -- 0.8%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-2
            6.88% due 01/02/11...................  159,532      160,728
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-1
            7.20% due 01/02/19...................  386,785      397,421
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  486,267      538,541
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/19...................  492,995      514,564
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class C
            8.77% due 01/02/11...................   37,457       36,333
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class B
            9.06% due 07/02/17...................  197,175      230,695
                                                             ----------
                                                              1,878,282
                                                             ----------
         Transport-Rail -- 0.0%
           Burlington Northern Santa Fe Corp.
            Debentures
            7.29% due 06/01/36...................   88,000      104,028
                                                             ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Transport-Services -- 0.2%
           FedEx Corp.
            Company Guar. Notes
            5.50% due 08/15/09..................   45,000   $    45,343
           PHI, Inc.
            Company Guar.
            7.13% due 04/15/13..................  205,000       198,850
           Ryder System, Inc.
            Notes
            5.85% due 03/01/14..................   43,000        43,510
           Ryder System, Inc.
            Notes
            5.85% due 11/01/16..................  100,000        99,798
                                                            -----------
                                                                387,501
                                                            -----------
         Travel Services -- 0.1%
           TDS Investor Corp.
            Senior Notes
            9.88% due 09/01/14*.................   50,000        53,375
           TDS Investor Corp.
            Senior Notes
            9.99% due 09/01/14*(3)..............   50,000        51,625
           TDS Investor Corp.
            Senior Sub. Notes
            11.88% due 09/01/16*................   25,000        27,688
                                                            -----------
                                                                132,688
                                                            -----------
         Total Corporate Bonds & Notes
            (cost $69,263,920)..................             71,314,540
                                                            -----------
         FOREIGN CORPORATE BONDS & NOTES -- 4.8%
         Banks-Commercial -- 0.3%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*.................   15,000        15,054
           Barclays Bank PLC
            Sub. Notes
            5.93% due 12/15/16*(3)(9)...........  120,000       122,866
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            4.96% due 12/30/09(3)(9)............   78,000        64,350
           Glitnir Banki HF
            Bonds
            7.45% due 09/14/16*(3)(9)...........   42,000        45,887
           Landsbanki Islands HF
            Notes
            6.10% due 08/25/11*.................   50,000        51,766
           NIB Capital Bank
            Bonds
            5.82% due 12/11/13*(3)(9)...........   50,000        49,905
           Royal Bank of Scotland Group, PLC
            Bonds
            7.65% due 09/30/31(3)(9)............  170,000       205,989
           Sumitomo Mitsui Banking Corp.
            Notes
            5.63% due 10/15/15*(3)(9)...........   85,000        84,272
                                                            -----------
                                                                640,089
                                                            -----------
         Banks-Money Center -- 0.1%
           HBOS Capital Funding LP
            Company Guar. Notes
            6.85% due 03/23/09(9)...............  125,000       126,100

                                                              Principal   Value
                    Security Description                      Amount(17) (Note 2)

---------------------------------------------------------------------------------
Banks-Money Center (continued)
  Mizuho Financial Group Cayman, Ltd.
   Bank Guar. Notes
   8.38% due 04/27/09(9).....................................  100,000   $105,880
  National Westminster Bank PLC
   Sub. Notes
   7.75% due 10/16/07(3)(9)..................................   38,000     38,420
                                                                         --------
                                                                          270,400
                                                                         --------
Beverages-Wine/Spirits -- 0.0%
  Diageo Capital PLC
   Company Guar. Notes
   5.13% due 01/30/13........................................  110,000    109,762
                                                                         --------
Brewery -- 0.1%
  SABMiller PLC
   Notes
   6.50% due 07/01/16*.......................................  164,000    174,467
                                                                         --------
Broadcast Services/Program -- 0.1%
  Grupo Televisa SA
   Senior Notes
   6.63% due 03/18/25........................................  149,000    156,627
                                                                         --------
Building & Construction-Misc. -- 0.1%
  North American Energy Partners, Inc.
   Senior Notes
   8.75% due 12/01/11........................................  190,000    193,800
                                                                         --------
Building Products-Doors & Windows -- 0.0%
  Masonite International Corp.
   Senior Sub. Notes
   11.00% due 04/06/15*......................................   35,000     34,913
                                                                         --------
Cellular Telecom -- 0.1%
  Vodafone Group PLC
   Bonds
   6.15% due 02/27/37........................................  180,000    179,483
                                                                         --------
Chemicals-Specialty -- 0.3%
  Rhodia SA
   Senior Notes
   8.88% due 06/01/11........................................  622,000    651,545
                                                                         --------
Computers-Memory Devices -- 0.1%
  Seagate Technology HDD Holdings
   Company Guar. Notes
   6.80% due 10/01/16........................................  175,000    176,313
                                                                         --------
Diversified Manufactured Operations -- 0.1%
  Bombardier, Inc.
   Senior Notes
   8.00% due 11/15/14*.......................................  100,000    104,500
  Tyco International Group SA
   Company Guar. Notes
   6.00% due 11/15/13........................................  100,000    106,390
                                                                         --------
                                                                          210,890
                                                                         --------
Electronic Components-Misc. -- 0.1%
  NXP BV/NXP Funding LLC
   Senior Notes
   9.50% due 10/15/15*.......................................  325,000    335,562
                                                                         --------
Electronic Components-Semiconductors -- 0.1%
  Avago Technologies Finance Pte/Avago Technologies US/Avago
   Technologies Wireless
   Company Guar.
   10.13% due 12/01/13.......................................  150,000    160,500

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                         Principal   Value
                  Security Description                   Amount(17) (Note 2)
    ------------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Electronic Components-Semiconductors (continued)
      STATS ChipPAC, Ltd.
       Company Guar. Notes
       6.75% due 11/15/11...........................         50,000 $ 49,500
                                                                    --------
                                                                     210,000
                                                                    --------
    Finance-Consumer Loans -- 0.0%
      Aiful Corp.
       Notes
       4.45% due 02/16/10*..........................         50,000   48,451
                                                                    --------
    Finance-Investment Banker/Broker -- 0.0%
      Kaupthing Bank
       Sub. Notes
       7.13% due 05/19/16*..........................        113,000  124,380
                                                                    --------
    Food-Meat Products -- 0.1%
      JBS SA
       Company Guar. Notes
       10.50% due 08/04/16*.........................        175,000  194,250
                                                                    --------
    Housewares -- 0.2%
      Vitro SA de CV
       Senior Notes
       9.13% due 02/01/17*..........................        510,000  520,200
                                                                    --------
    Independent Power Producer -- 0.0%
      AES Drax Energy, Ltd.
       Series B
       Sec. Notes
       11.50% due 08/30/10+(6)(13)..................        175,000      175
                                                                    --------
    Insurance-Multi-line -- 0.2%
      Aegon NV
       Sub. Notes
       5.31% due 07/15/14(3)(9).....................        112,000   96,320
      AXA SA
       Sub. Notes
       6.38% due 12/14/36*(3)(9)....................         92,000   91,601
      Catlin Insurance Co., Ltd.
       Notes
      7.25% due 01/19/17*(3)(9).....................        169,000  173,129
      ING Groep NV
       Bonds
       5.78% due 12/08/15(3)(9).....................        230,000  232,709
                                                                    --------
                                                                     593,759
                                                                    --------
    Investment Companies -- 0.0%
      Canadian Oil Sands, Ltd.
       Notes
       5.80% due 08/15/13*..........................         92,000   92,971
                                                                    --------
    Medical-Drugs -- 0.5%
      Abbott Japan Co., Ltd.
       Company Guar. Bonds
       1.05% due 11/06/08........................... JPY 50,000,000  422,005
      Angiotech Pharmaceuticals, Inc.
       Company Guar.
       7.75% due 04/01/14...........................        150,000  141,000
      Angiotech Pharmaceuticals, Inc.
       Senior Notes
       9.11% due 12/01/13*(3).......................        155,000  160,037
      Elan Finance PLC
       Company Guar. Bonds
       7.75% due 11/15/11...........................        225,000  221,625
      Elan Finance PLC
       Senior Notes
       8.88% due 12/01/13*..........................        150,000  152,250

                                                       Principal    Value
                 Security Description                  Amount(17)  (Note 2)

    ------------------------------------------------------------------------
    Medical-Drugs (continued)
      Elan Finance PLC
       Company Guar. Senior Notes
       9.36% due 11/15/11(3)......................      250,000   $  254,375
                                                                  ----------
                                                                   1,351,292
                                                                  ----------
    Music -- 0.1%
      Corporacion Interamericana de
       Entetenimiento SA de CV
       Senior Notes
       8.88% due 06/14/15*........................      175,000      177,625
                                                                  ----------
    Oil Companies-Exploration & Production -- 0.2%
      Compton Petroleum Finance Corp.
       Company Guar. Notes
       7.63% due 12/01/13.........................      125,000      122,500
      Nexen, Inc.
       Bonds
       5.88% due 03/10/35.........................       38,000       36,903
      Nexen, Inc.
       Notes
       7.88% due 03/15/32.........................       30,000       36,561
      OPTI Canada, Inc.
       Company Guar. Notes
       8.25% due 12/15/14*........................      100,000      103,500
      Paramount Resources, Ltd.
       Senior Notes
       8.50% due 01/31/13.........................      225,000      222,750
                                                                  ----------
                                                                     522,214
                                                                  ----------
    Oil Companies-Integrated -- 0.1%
      ENI Coordination Center
       Company Guar. Notes
       5.25% due 12/27/07......................... GBP  135,000      263,756
      Petro-Canada
       Notes
       5.95% due 05/15/35.........................       60,000       59,019
                                                                  ----------
                                                                     322,775
                                                                  ----------
    Oil-Field Services -- 0.0%
      Weatherford International, Ltd.
       Senior Notes
       5.50% due 02/15/16.........................       63,000       62,124
                                                                  ----------
    Paper & Related Products -- 0.2%
      Abitibi-Consolidated, Inc.
       Notes
       6.00% due 06/20/13.........................      140,000      123,200
      Abitibi-Consolidated, Inc.
       Notes
       8.55% due 08/01/10.........................      185,000      189,625
      Abitibi-Consolidated, Inc.
       Debentures
       8.85% due 08/01/30.........................       75,000       69,000
                                                                  ----------
                                                                     381,825
                                                                  ----------
    Pipelines -- 0.0%
      Kinder Morgan Finance Co. ULC
       Company Guar. Notes
       5.70% due 01/05/16.........................       78,000       74,240
                                                                  ----------
    Printing-Commercial -- 0.1%
      Quebecor World Capital Corp.
       Senior Notes
       8.75% due 03/15/16*........................      175,000      178,938
                                                                  ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal    Value
                   Security Description             Amount(17)  (Note 2)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Property Trust -- 0.0%
         WEA Finance LLC/WCI Finance LLC
          Senior Notes
          5.70% due 10/01/16*......................   45,000   $   45,682
                                                               ----------
       Real Estate Operations & Development -- 0.0%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08.......................   69,000       72,312
                                                               ----------
       Retail-Drug Store -- 0.1%
         Jean Coutu Group (PJC), Inc.
          Senior Sub. Notes
          8.50% due 08/01/14.......................  200,000      206,500
                                                               ----------
       Satellite Telecom -- 0.5%
         Intelsat Bermuda, Ltd.
          Senior Notes
          8.87% due 01/15/15*(3)...................  200,000      204,750
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          9.25% due 06/15/16*......................   35,000       38,675
         Intelsat Bermuda, Ltd.
          Senior Notes
          11.25% due 06/15/16*.....................  375,000      424,687
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.25% due 02/01/15(10)...................  315,000      260,662
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13.......................  245,000      222,338
                                                               ----------
                                                                1,151,112
                                                               ----------
       Special Purpose Entities -- 0.2%
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(9)....................  286,000      300,289
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08.......................   55,000       52,932
         SMFG Preferred Capital
          Bonds
          6.08% due 01/25/17*(3)(9)................  121,000      122,406
                                                               ----------
                                                                  475,627
                                                               ----------
       Specified Purpose Acquisitions -- 0.2%
         Nell AF SCA
          Company Guar. Bonds
          8.38% due 08/15/15*......................  375,000      395,625
                                                               ----------
       Steel-Specialty -- 0.0%
         CSN Islands IX Corp.
          Company Guar. Notes
          10.00% due 01/15/15*.....................   25,000       29,500
                                                               ----------
       Telecom Services -- 0.3%
         Digicel Group, Ltd.
          Senior Notes
          8.88% due 01/15/15*......................   40,000       39,050
         Global Crossing UK Finance PLC
          Company Guar.
          10.75% due 12/15/14......................   75,000       81,750
         Telenet Group Holdings NV
          Disc. Notes
          11.50% due 06/15/14*(10).................  518,000      477,855

                                                  Principal    Value
                Security Description              Amount(17)  (Note 2)

        ----------------------------------------------------------------
        Telecom Services (continued)
          TELUS Corp.
           Notes
           7.50% due 06/01/07................        32,000  $    32,148
                                                             -----------
                                                                 630,803
                                                             -----------
        Telephone-Integrated -- 0.2%
          British Telecommunications PLC
           Bonds
           8.63% due 12/15/30................       214,000      300,849
          Telecom Italia Capital SA
           Company Guar. Notes
           4.00% due 01/15/10................       100,000       96,508
          Telecom Italia Capital SA
           Company Guar. Bonds
           5.25% due 10/01/15................       164,000      156,561
                                                             -----------
                                                                 553,918
                                                             -----------
        Transport-Marine -- 0.1%
          Navios Maritime Holdings, Inc.
           Senior Notes
           9.50% due 12/15/14*...............       125,000      128,594
          Ultrapetrol Bahamas, Ltd.
           1st Mtg. Bonds
           9.00% due 11/24/14................       125,000      125,781
                                                             -----------
                                                                 254,375
                                                             -----------
        Transport-Rail -- 0.0%
          Canadian National Railway Co.
           Notes
           6.38% due 10/15/11................        90,000       94,566
                                                             -----------
        Total Foreign Corporate Bonds & Notes
        (cost $11,872,532)                                    11,899,090
                                                             -----------
        FOREIGN GOVERNMENT AGENCIES -- 30.8%
        Sovereign -- 30.8%
          Bundesrepublik Deutschland
           Bonds
           4.13% due 07/04/08................ EUR   475,000      630,112
          Bundesrepublik Deutschland
           Bonds
           4.50% due 01/04/13................ EUR   705,000      960,587
          Canadian Government Bond
           Bonds
           5.00% due 06/01/14................ CAD 2,110,000    1,916,337
          Federal Republic of Brazil
           Bonds
           5.81% due 01/05/16................       908,000      487,052
          Federal Republic of Brazil
           Bonds
           6.00% due 01/17/17................     1,180,000    1,177,640
          Federal Republic of Brazil
           Notes
           7.88% due 03/07/15................       850,000      957,525
          Federal Republic of Brazil
           Notes
           8.00% due 01/15/18................     1,820,000    2,037,490
          Federal Republic of Brazil
           Bonds
           8.25% due 01/20/34................       900,000    1,108,800
          Federal Republic of Brazil
           Notes
           8.75% due 02/04/25................       720,000      907,200
          Federal Republic of Brazil
           Bonds
           8.88% due 10/14/19................     1,250,000    1,550,000

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                   Principal     Value
                Security Description               Amount(17)   (Note 2)
       ------------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (continued)
       Sovereign (continued)
         Federal Republic of Brazil
          Notes
          8.88% due 04/15/24..................         100,000 $  126,900
         Federal Republic of Brazil
          Notes
          10.25% due 06/17/13.................       1,245,000  1,539,442
         Federal Republic of Brazil
          Bonds
          10.25% due 01/10/28................. BRL   1,080,000    496,581
         Federal Republic of Brazil
          Bonds
          10.50% due 07/14/14.................         330,000    421,905
         Federal Republic of Brazil
          Notes
          11.00% due 01/11/12.................         650,000    796,900
         Federal Republic of Brazil
          Notes
          11.00% due 08/17/40.................       2,715,000  3,628,597
         Federal Republic of Germany
          Bonds
          4.75% due 07/04/34.................. EUR     405,000    591,375
         Federal Republic of Germany
          Bonds
          5.50% due 01/04/31.................. EUR     498,000    794,360
         Government of Australia
          Bonds
          5.75% due 06/15/11.................. AUD   3,490,000  2,737,682
         Government of Australia
          Bonds
          7.50% due 09/15/09.................. AUD   2,435,000  1,987,193
         Government of Canada
          Bonds
          4.00% due 09/01/10.................. CAD   1,090,000    933,769
         Government of Canada
          Bonds
          5.25% due 06/01/13.................. CAD     995,000    910,192
         Government of Japan
          Bonds
          0.70% due 05/15/08.................. JPY 124,800,000  1,053,898
         Government of Japan
          Bonds
          1.00% due 12/20/12.................. JPY 125,700,000  1,044,626
         Government of Japan
          Bonds
          1.30% due 06/20/15.................. JPY  54,800,000    455,216
         Government of United Kingdom
          Bonds
          5.00% due 03/07/08.................. GBP     184,000    360,139
         Kingdom of Belgium
          Bonds
          4.00% due 03/28/17.................. EUR   1,130,000  1,493,681
         Kingdom of Norway
          Bonds
          5.50% due 05/15/09.................. NOK  20,220,000  3,357,115
         Kingdom of Norway
          Bonds
          6.50% due 05/15/13.................. NOK   7,420,000  1,337,812
         Kingdom of Spain
          Bonds
          5.75% due 07/30/32.................. EUR     170,000    280,460
         Kingdom of Sweden
          Bonds
          4.00% due 12/01/09.................. SEK  14,540,000  2,093,908

                                              Principal      Value
               Security Description           Amount(17)    (Note 2)

           ----------------------------------------------------------
           Sovereign (continued)
             Kingdom of Sweden
              Bonds
              4.50% due 08/12/15........ SEK    18,415,000 $2,762,796
             Kingdom of Sweden
              Bonds
              5.00% due 01/28/09........ SEK    11,700,000  1,713,693
             Republic of Argentina
              Bonds
              5.25% due 12/31/38(10)....           773,637    398,423
             Republic of Argentina
              Bonds
              5.48% due 08/03/12(3)(18).           930,000    664,485
             Republic of Argentina
              Bonds
              7.00% due 03/28/11........         1,078,000  1,097,943
             Republic of Argentina
              Bonds
              7.00% due 09/12/13........           500,000    497,000
             Republic of Colombia
              Notes
              7.38% due 01/27/17........           500,000    538,750
             Republic of Colombia
              Bonds
              7.38% due 09/18/37........           160,000    170,880
             Republic of Columbia
              Bonds
              8.13% due 05/21/24........           250,000    288,750
             Republic of Columbia
              Notes
              8.25% due 12/22/14........           390,000    442,650
             Republic of Colombia
              Notes
              12.00% due 10/22/15....... COP 1,046,000,000    539,296
             Republic of El Salvador
              Bonds
              7.65% due 06/15/35*.......           190,000    215,650
             Republic of El Salvador
              Bonds
              8.25% due 04/10/32........           155,000    186,000
             Republic of Greece
              Bonds
              5.25% due 05/18/12........ EUR       362,000    506,019
             Republic of Indonesia
              Notes
              8.50% due 10/12/35........           430,000    523,439
             Republic of Peru
              Bonds
              5.00% due 03/07/17(3).....           125,400    124,773
             Republic of Peru
              Notes
              7.35% due 07/21/25........           705,000    791,362
             Republic of Peru
              Bonds
              8.75% due 11/21/33........           255,000    332,138
             Republic of Philippines
              Bonds
              7.75% due 01/14/31........           160,000    180,200
             Republic of Philippines
              Notes
              8.00% due 01/15/16........           460,000    516,925
             Republic of Philippines
              Notes
              8.25% due 01/15/14........         1,170,000  1,307,475

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                   Principal    Value
                Security Description               Amount(17)  (Note 2)
       -----------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (continued)
       Sovereign (continued)
         Republic of Philippines
          Notes
          8.88% due 03/17/15..................       750,000  $  875,625
         Republic of Philippines
          Bonds
          9.88% due 01/15/19..................       400,000     513,000
         Republic of Philippines
          Senior Notes
          9.50% due 02/02/30..................       760,000   1,008,900
         Republic of Philippines
          Notes
          10.63% due 03/16/25.................       370,000     525,863
         Republic of South Africa
          Bonds
          13.50% due 09/15/15................. ZAR 2,510,000     472,179
         Republic of Turkey
          Notes
          6.88% due 03/17/36..................       720,000     680,400
         Republic of Turkey
          Bonds
          7.00% due 09/26/16..................       760,000     769,956
         Republic of Turkey
          Notes
          7.00% due 06/05/20..................       950,000     950,000
         Republic of Turkey
          Notes
          7.25% due 03/15/15..................     1,130,000   1,166,725
         Republic of Turkey
          Notes
          7.38% due 02/05/25..................     1,110,000   1,132,200
         Republic of Turkey
          Notes
          8.00% due 02/14/34..................       250,000     267,500
         Republic of Turkey
          Notes
          9.50% due 01/15/14..................       495,000     572,962
         Republic of Uruguay
          Bonds
          7.50% due 03/15/15..................       150,000     160,875
         Republic of Uruguay
          Bonds
          8.00% due 11/18/22..................       945,000   1,056,037
         Republic of Uruguay
          Notes
          9.25% due 05/17/17..................       280,000     341,600
         Republic of Venezuela
          Bonds
          5.75% due 02/26/16..................       320,000     298,240
         Republic of Venezuela
          Bonds
          6.00% due 12/09/20..................       770,000     696,850
         Republic of Venezuela
          Bonds
          7.00% due 12/01/18..................       200,000     201,300
         Republic of Venezuela
          Bonds
          7.65% due 04/21/25..................       510,000     540,090
         Republic of Venezuela
          Notes
          8.50% due 10/08/14..................       405,000     446,513
         Russian Federation
          Bonds
          5.00% due 03/31/30(10)..............     4,855,000   5,502,171

                                                  Principal    Value
               Security Description               Amount(17)  (Note 2)

       -----------------------------------------------------------------
       Sovereign (continued)
         Russian Federation
          Notes
          12.75% due 06/24/28................       150,000  $   271,899
         Ukrainian Soviet Socialist Republic
          Senior Notes
          6.58% due 11/21/16.................       250,000      252,543
         Ukrainian Soviet Socialist Republic
          Senior Bonds
          6.58% due 11/21/16*................       570,000      576,412
         Ukrainian Soviet Socialist Republic
          Notes
          7.65% due 06/11/13.................       720,000      778,608
         United Mexican States
          Notes
          5.63% due 01/15/17.................       570,000      572,280
         United Mexican States
          Notes
          6.63% due 03/03/15.................       540,000      578,610
         United Mexican States
          Notes
          7.50% due 04/08/33.................       525,000      621,075
         United Mexican States
          Bonds
          8.00% due 12/24/08................. MXN 6,100,000      549,449
         United Mexican States
          Bonds
          8.00% due 09/24/22.................       390,000      474,825
         United Mexican States
          Notes
          8.13% due 12/30/19.................       800,000      974,800
         United Mexican States
          Bonds
          8.30% due 08/15/31.................       540,000      693,090
         United Mexican States
          Bonds
          9.00% due 12/24/09................. MXN 5,400,000      498,828
                                                             -----------
       Total Foreign Government Agencies
          (cost $74,488,056).................                 76,994,546
                                                             -----------
       FOREIGN GOVERNMENT TREASURIES -- 3.2%
       Sovereign -- 3.2%
         Government of United Kingdom
          Bonds
          4.00% due 03/07/09................. GBP   520,000      996,296
         Government of United Kingdom
          Bonds
          4.00% due 09/07/16................. GBP   600,000    1,107,668
         Government of United Kingdom
          Bonds
          4.25% due 03/07/11................. GBP 1,920,000    3,650,947
         Kingdom of Denmark
          Bonds
          7.00% due 11/15/07................. DKK 9,450,000    1,710,804
         Kingdom of Netherlands
          Bonds
          3.00% due 07/15/07................. EUR   475,000      626,536
                                                             -----------
       Total Foreign Government Treasuries
          (cost $7,998,805)..................                  8,092,251
                                                             -----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                               Principal    Value
                  Security Description         Amount(17)  (Note 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 7.9%
          Federal Home Loan Bank -- 0.3%
            3.50% due 05/15/07................  400,000   $   398,541
            4.50% due 09/08/08................  400,000       398,251
                                                          -----------
                                                              796,792
                                                          -----------
          Federal Home Loan Mtg. Corp. -- 4.2%
            4.13% due 07/12/10................  200,000       195,916
            4.25% due 06/23/08................  400,000       396,678
            4.35% due 06/02/08................  400,000       397,183
            4.45% due 03/06/08................  400,000       397,723
            4.50% due 02/01/20................  455,246       441,018
            4.50% due 08/01/20................  170,841       165,501
            4.75% due 01/18/11................  280,000       279,463
            5.00% due 09/01/18................  608,159       601,438
            5.00% due 12/14/18................  100,000        98,596
            5.00% due 07/01/20................  416,721       411,190
            5.00% due 05/01/34................  637,019       619,436
            5.00% due 02/01/35................  104,295       101,417
            5.00% due 08/01/35................  819,524       796,059
            5.00% due 11/01/35................  920,308       893,957
            5.00% due 11/01/36................  548,647       532,452
            5.00% due 01/01/37................  300,000       291,145
            5.34% due 12/01/35(3).............  445,621       446,432
            5.50% due 07/01/35................  339,569       337,273
            5.72% due 08/01/36(3).............  936,004       943,393
            5.85% due 01/01/37(3).............  274,940       278,286
            6.00% due 01/01/30................   44,417        45,107
            6.00% due 02/01/32................  226,654       229,926
            6.00% due 07/01/35................  265,645       268,290
            6.20% due 09/01/36(3).............  133,088       134,716
            6.50% due 07/01/29................    6,297         6,476
            6.50% due 12/01/35................    1,870         1,906
            6.50% due 02/01/36................  199,070       202,952
            6.88% due 09/15/10................  772,000       823,994
            7.00% due 06/01/29................   13,858        14,354
                                                          -----------
                                                           10,352,277
                                                          -----------
          Federal National Mtg. Assoc. -- 3.4%
            3.00% due 03/02/07................  400,000       399,974
            4.50% due 06/01/19................  371,701       360,706
            4.75% due 12/15/10................  251,000       250,608
            5.00% due 01/01/37................  399,554       387,873
            5.50% due 03/01/18................   27,431        27,563
            5.50% due 07/01/19................  125,814       126,274
            5.50% due 01/01/29................   68,971        68,813
            5.50% due 05/01/29................   24,607        24,536
            5.50% due 06/01/34................  398,028       395,510
            5.50% due 03/01/35................  735,358       730,159
            5.50% due 12/01/35................  514,667       511,028
            5.50% due 11/01/36................  886,932       879,890
            5.50% due 11/01/36................   65,444        64,925
            5.50% due 12/01/36................  798,428       788,540
            5.50% due March TBA...............  480,000       476,100
            5.82% due 02/01/36(3).............  250,127       251,174
            6.00% due 02/01/32................   89,040        90,272
            6.00% due 10/01/34................  666,606       673,778
            6.00% due 11/01/36................  780,082       783,841
            6.50% due 12/01/31................   85,073        87,413
            6.50% due 04/01/34................  201,991       206,463
            6.50% due 02/01/35................   99,488       101,462
            6.50% due 07/01/36................  820,222       836,224
            7.50% due 03/01/32................    8,957         9,316
            8.50% due 08/01/31................   19,698        21,187
                                                          -----------
                                                            8,553,629
                                                          -----------

                                                    Principal
                                                     Amount/     Value
                  Security Description              Shares(17)  (Note 2)
     Total U.S. Government Agencies
        (cost $19,753,264).........................            $19,702,698
                                                               -----------
     U.S. GOVERNMENT TREASURIES -- 14.9%
     United States Treasury Bonds -- 0.2%
       6.25% due 08/15/23..........................    495,000     577,487
                                                               -----------
     United States Treasury Notes -- 14.7%
       2.75% due 08/15/07..........................  5,000,000   4,947,850
       3.00% due 11/15/07..........................  6,000,000   5,916,564
       3.38% due 10/15/09..........................     73,000      70,850
       3.63% due 01/15/10..........................    538,000     524,592
       3.75% due 03/31/07..........................  4,000,000   3,994,688
       3.88% due 05/15/10..........................     65,000      63,751
       3.88% due 07/15/10..........................     45,000      44,132
       3.88% due 09/15/10..........................     26,000      25,464
       4.00% due 08/31/07..........................  1,700,000   1,691,434
       4.00% due 06/15/09..........................    410,000     404,699
       4.00% due 02/15/14..........................  1,000,000     968,047
       4.00% due 02/15/15..........................    500,000     481,797
       4.13% due 05/15/15..........................     38,000      36,907
       4.25% due 10/15/10..........................     90,000      89,216
       4.25% due 01/15/11..........................  1,000,000     990,547
       4.25% due 08/15/14..........................     82,000      80,494
       4.25% due 08/15/15..........................  1,516,000   1,484,140
       4.38% due 12/15/10..........................     61,000      60,712
       4.50% due 11/15/10..........................     40,000      39,981
       4.50% due 11/15/15..........................    586,000     583,620
       4.63% due 11/15/16..........................    130,000     130,574
       4.63% due 02/15/17.......................... 10,000,000  10,057,810
       4.88% due 05/31/11..........................  1,400,000   1,419,797
       5.13% due 06/30/08..........................  1,300,000   1,305,839
       5.13% due 05/15/16..........................    945,000     984,055
       6.50% due 02/15/10..........................    300,000     315,949
                                                               -----------
                                                                36,713,509
                                                               -----------
     Total U.S. Government Treasuries
      (cost $37,110,883)...........................             37,290,996
                                                               -----------
     COMMON STOCK -- 0.8%
     Casino Services -- 0.0%
       Shreveport Gaming Holdings,
        Inc.+(4)(6)(7).............................      1,280      29,469
                                                               -----------
     Cellular Telecom -- 0.6%
       iPCS, Inc.+(6)(7)...........................     27,658   1,417,473
                                                               -----------
     Medical-Outpatient/Home Medical -- 0.0%
       Critical Care Systems International,
        Inc.(4)(6)(7)..............................      5,372      37,604
                                                               -----------
     Oil Companies-Exploration & Production -- 0.0%
       Transmeridian Exploration, Inc.+............      1,753       7,030
                                                               -----------
     Oil-Field Services -- 0.2%
       Trico Marine Services, Inc.+................     15,969     581,910
                                                               -----------
     Retail-Music Store -- 0.0%
       MTS, Inc.(4)(6)(7)..........................      3,863           0
                                                               -----------
     Total Common Stock
      (cost $846,610)..............................              2,073,486
                                                               -----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                    Shares/
                                                   Principal      Value
                Security Description                Amount       (Note 2)
   -------------------------------------------------------------------------
   PREFERRED STOCK -- 0.5%
   Banks-Money Center -- 0.1%
     Santander Finance Preferred SA
      5.88%*(3)(4)...............................      11,600  $    290,232
                                                               ------------
   Diversified Financial Services -- 0.1%
     General Electric Capital Corp.
      4.50%(10)..................................      12,000       285,000
                                                               ------------
   Finance-Mortgage Loan/Banker -- 0.0%
     Fannie Mae
      Series O, 7.00%(3).........................         997        53,569
                                                               ------------
   Oil Companies-Exploration & Production -- 0.0%
     Transmeridian Exploration, Inc.
      15.00%(4)..................................       1,050       115,500
                                                               ------------
   Special Purpose Entity -- 0.1%
     Structured Repackaged Asset-Backed
      Trust Securities 6.15%(3)..................       9,200       216,660
                                                               ------------
   Telephone-Integrated -- 0.1%
     AT&T, Inc.
      6.38%......................................       5,000       124,400
                                                               ------------
   Television -- 0.1%
     ION Media Networks, Inc. 13.25%(11).........          34       263,500
                                                               ------------
   Total Preferred Stock
     (cost $1,328,977)...........................                 1,348,861
                                                               ------------
   WARRANTS -- 0.0%
   Oil Companies-Exploration & Production -- 0.0%
     Transmeridian Exploration, Inc.
      Expires 12/15/10 (strike price
      $4.31)+(4).................................       6,905         8,631
                                                               ------------
   Telephone-Integrated -- 0.0%
     GT Group Telecom, Inc.
      Expires 02/01/10+*(4)(6)...................          50             1
                                                               ------------
   Total Warrants
     (cost $18,990)..............................                     8,632
                                                               ------------
   Total Long-Term Investment Securities
     (cost $225,719,047).........................               231,789,214
                                                               ------------
   REPURCHASE AGREEMENT -- 7.4%
     Repurchase agreement with State Street
      Bank & Trust Co., bearing interest at
      4.82%, dated 02/28/07, to be
      repurchased 03/01/07 in the amount of
      $18,601,490 and collateralized by Federal
      Home Loan Bank Notes, bearing
      interest at 4.38%, due 09/17/10 and
      having an approximate value of $19,157,823
      (cost $18,599,000)......................... $18,599,000    18,599,000
                                                               ------------
   TOTAL INVESTMENTS
      (cost $244,318,047)(16)....................       100.1%  250,388,214
   Liabilities in excess of other assets.........        (0.1)     (205,467)
                                                  -----------  ------------
   NET ASSETS --                                        100.0% $250,182,747
                                                  ===========  ============


--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2007, the aggregate value of these securities was $20,212,409 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Commercial Mortgaged Back Security
(2)Variable Rate Security -- the rate reflected is as of February 28, 2007. Maturity date reflects next reset date.
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2007.
(4)Fair valued security; see Note 2
(5)Collateralized Mortgaged Obligation
(6)Illiquid security
(7)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2007, the Strategic Bond Fund held the following restricted securities:

                                     Principal                         Market   Value as a
                         Acquisition  Amount/  Acquisition   Market     Value      % of
          Name              Date      Shares      Cost       Value    Per Share Net Assets
------------------------ ----------- --------- ----------- ---------- --------- ----------
Critical Care Systems
 International, Inc.
  Common Stock..........  06/17/04   $    635   $  5,490
                          11/09/04      4,737     35,231
                                     --------   --------
                                        5,372     40,721   $   37,604  $ 7.00      0.02%
ICO North America, Inc.:
  7.50% due 08/15/09....  08/11/05    125,000    125,000      131,250    1.05      0.05
iPCS, Inc.
  Common Stock..........  08/12/04     27,658    419,580    1,417,473   51.25      0.57
MTS, Inc.:
  10.00% due
   03/15/09.............  03/16/04     13,636     49,087
                          09/03/04        681        681
                          03/19/05        715        143
                          09/04/05        751        195
                          03/04/06        789        205
                                     --------   --------
                                       16,572     50,311        4,309    0.26      0.00
MTS, Inc.:
  Common Stock..........  03/16/04      3,863          0            0    0.00      0.00
Shreveport Gaming
 Holdings, Inc..........  07/21/05        257      5,918
  Common Stock..........  07/29/05      1,023     23,551
                                     --------   --------
                                        1,280     29,469       29,469   23.02      0.01
Southern Energy, Inc.:
  7.90% due 07/15/09....  01/10/06    725,000          0            0    0.00      0.00
                                                           ----------              ----
                                                           $1,620,105              0.65%
                                                           ==========              ====

(8)Company has filed Chapter 11 bankruptcy protection.
(9)Perpetual maturity -- maturity date reflects the next call date.
(10)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(11)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)Variable Rate Security -- the rate reflected is as of February 28, 2007, maturity date reflects the stated maturity date.
(13)Bond in default
(14)Company has filed Chapter 7 bankruptcy.

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

(15)Bond is in default and did not pay principle at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(16)See Note 5 for cost of investments on a tax basis.
(17)Denominated in United States Dollars unless otherwise indicated.
(18)The par value of this security is at a ratio of 75/100.
ADR -- American Depository Receipt
TBA -- To be announced

See Notes to Financial Statements
Currency Legend

AUD--AustralianDollar
BRL--BrazilianReal
CAD--CanadianDollar
COP--ColombianPeso
DKK--DanishKrone
EUR--EuroDollar
GBP--BritishPound
JPY--JapaneseYen
MXN--MexicanPeso
NOK--NorwegianKrone
SEK--SwedishKrona
USD--UnitedStates Dollar
ZAR--SouthAfrican Rand

VALIC Company II
STATEMENTS OF ASSETS AND LIABILITIES -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                              AGGRESSIVE      CAPITAL       CONSERVATIVE
                                                                GROWTH      APPRECIATION       GROWTH        CORE BOND
                                                            LIFESTYLE FUND      FUND       LIFESTYLE FUND      FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.. $            - $   67,801,850  $            - $  138,786,861
Long-term investment securities, at value (affiliated)*....     69,911,354              -      41,206,222              -
Short-term investment securities, at value (unaffiliated)*.              -              -               -              -
Repurchase agreements (cost equals market value)...........              -      3,009,000               -     10,727,000
                                                            -------------- --------------  -------------- --------------
Total Investments..........................................     69,911,354     70,810,850      41,206,222    149,513,861
                                                            -------------- --------------  -------------- --------------
Cash.......................................................              -             50             519          3,192
Foreign cash*..............................................              -              -               -              -
Deposit with broker for securities sold short..............              -              -               -              -
Receivable for:
   Trust shares sold.......................................        207,804         16,349          13,623        432,494
   Dividends and interest..................................              -         36,945               -      1,390,989
   Investments sold........................................        214,598              -          97,604      3,727,270
Prepaid expenses and other assets..........................            937          2,635             798          3,614
Due from investment adviser for expense reimbursements/fee
 waivers...................................................          7,080         11,480           6,295         18,184
Variation margin on futures contracts......................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL ASSETS...............................................     70,341,773     70,878,309      41,325,061    155,089,604
                                                            -------------- --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired.................................        257,619        393,225          62,529         72,716
   Investments purchased...................................        164,783              -          48,697      5,638,481
   Interest on securities sold short.......................              -              -               -              -
   Investment advisory and management fees.................          5,411         32,340           3,176         54,525
   Shareholder services....................................              -         14,700               -         27,263
   Administrative service fee..............................              -          4,116               -          7,634
   Transfer agent fees and expenses........................            356            753             356            717
   Trustees' fees and expenses.............................         50,545         51,801          51,230        103,599
   Other accrued expenses..................................         23,962         31,706          23,148         51,783
Due to custodian...........................................          1,178              -               -              -
Securities sold short, at value#...........................              -              -               -
                                                            -------------- --------------  -------------- --------------
TOTAL LIABILITIES..........................................        503,854        528,641         189,136      5,956,718
                                                            -------------- --------------  -------------- --------------
NET ASSETS................................................. $   69,837,919 $   70,349,668  $   41,135,925 $  149,132,886
                                                            ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $       58,732 $       71,983  $       37,682 $      146,370
Additional paid in capital.................................     61,973,444     73,804,722      37,810,359    146,004,739
Accumulated undistributed net investment income (loss).....      1,340,931         87,863         701,741      2,905,886
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gains
 distributions received from underlying funds..............      2,749,993    (11,948,076)      1,115,400     (1,279,496)
Unrealized appreciation (depreciation) on investments......      3,714,819      8,333,176       1,470,743      1,355,387
Unrealized appreciation (depreciation) on futures contracts
 and options contracts.....................................              -              -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................              -              -               -              -
Unrealized appreciation (depreciation) on securities sold
 short.....................................................              -              -               -
Accrued capital gains tax on unrealized appreciation
 (depreciation)............................................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
   NET ASSETS.............................................. $   69,837,919 $   70,349,668  $   41,135,925 $  149,132,886
                                                            ============== ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................      5,873,170      7,198,339       3,768,161     14,637,024
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.............................................. $        11.89 $         9.77  $        10.92 $        10.19
                                                            ============== ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $            - $   59,468,674  $            - $  137,431,474
                                                            ============== ==============  ============== ==============
   Long-term investment securities (affiliated)............ $   66,196,535 $            -  $   39,735,479 $            -
                                                            ============== ==============  ============== ==============
   Short-term investment securities (unaffiliated)......... $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============
   Foreign Cash............................................ $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============
#Proceeds from securities sold short....................... $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============

                                                                            INTERNATIONAL
                                                              HIGH YIELD      SMALL CAP      LARGE CAP        MID CAP
                                                              BOND FUND      EQUITY FUND     VALUE FUND     GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.. $  120,654,260 $  593,353,235  $  375,756,978 $   64,500,193
Long-term investment securities, at value (affiliated)*....              -              -               -              -
Short-term investment securities, at value (unaffiliated)*.              -              -       3,012,539              -
Repurchase agreements (cost equals market value)...........     10,555,000     26,299,000               -      2,104,000
                                                            -------------- --------------  -------------- --------------
Total Investments..........................................    131,209,260    619,652,235     378,769,517     66,604,193
                                                            -------------- --------------  -------------- --------------
Cash.......................................................              -            752             173            181
Foreign cash*..............................................         27,997      1,659,840               -         72,553
Deposit with broker for securities sold short..............        231,000              -               -              -
Receivable for:
   Trust shares sold.......................................        741,434        548,377         898,444         70,498
   Dividends and interest..................................      2,145,951        354,748         882,875         11,007
   Investments sold........................................      1,410,808      3,931,656               -        163,070
Prepaid expenses and other assets..........................          9,927          5,179           3,484          6,196
Due from investment adviser for expense reimbursements/fee
 waivers...................................................         14,974        115,945          18,798         21,582
Variation margin on futures contracts......................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL ASSETS...............................................    135,791,351    626,268,732     380,573,291     66,949,280
                                                            -------------- --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired.................................         40,909        825,023         294,262         97,525
   Investments purchased...................................      2,496,159     10,271,564         986,451        455,299
   Interest on securities sold short.......................         11,823              -               -              -
   Investment advisory and management fees.................         69,650        388,160         147,200         40,472
   Shareholder services....................................         24,875        118,903          73,600         12,852
   Administrative service fee..............................          6,965         33,293          20,608          3,599
   Transfer agent fees and expenses........................            715            558             596            596
   Trustees' fees and expenses.............................         68,083         82,520          80,188         72,578
   Other accrued expenses..................................         45,601        174,667          41,897         41,879
Due to custodian...........................................        290,595              -               -              -
Securities sold short, at value#...........................        231,000              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL LIABILITIES..........................................      3,286,375     11,894,688       1,644,802        724,800
                                                            -------------- --------------  -------------- --------------
NET ASSETS................................................. $  132,504,976 $  614,374,044  $  378,928,489 $   66,224,480
                                                            ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $      142,928 $      332,274  $      250,764 $       75,669
Additional paid in capital.................................    122,261,347    508,359,748     349,989,875     54,119,839
Accumulated undistributed net investment income (loss).....      3,567,953       (951,387)      2,119,586       (150,654)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gains
 distributions received from underlying funds..............        457,663     24,022,831       8,470,284      3,611,249
Unrealized appreciation (depreciation) on investments......      6,074,546     82,643,272      18,097,980      8,568,741
Unrealized appreciation (depreciation) on futures contracts
 and options contracts.....................................              -              -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................            539        (19,945)              -           (364)
Unrealized appreciation (depreciation) on securities sold
 short.....................................................              -              -               -              -
Accrued capital gains tax on unrealized appreciation
 (depreciation)............................................              -        (12,749)              -              -
                                                            -------------- --------------  -------------- --------------
   NET ASSETS.............................................. $  132,504,976 $  614,374,044  $  378,928,489 $   66,224,480
                                                            ============== ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................     14,292,825     33,227,449      25,076,388      7,566,940
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.............................................. $         9.27 $        18.49  $        15.11 $         8.75
                                                            ============== ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $  114,579,714 $  510,709,963  $  357,658,998 $   55,931,452
                                                            ============== ==============  ============== ==============
   Long-term investment securities (affiliated)............ $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============
   Short-term investment securities (unaffiliated)......... $            - $            -  $    3,012,539 $            -
                                                            ============== ==============  ============== ==============
   Foreign Cash............................................ $       27,458 $    1,660,500  $            - $       72,600
                                                            ============== ==============  ============== ==============
#Proceeds from securities sold short....................... $      231,000 $            -  $            - $            -
                                                            ============== ==============  ============== ==============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF ASSETS AND LIABILITIES -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                  MID          MODERATE        MONEY
                                                                               CAP VALUE        GROWTH       MARKET II
                                                                                 FUND       LIFESTYLE FUND     FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................... $  447,984,775 $            - $            -
Long-term investment securities, at value (affiliated)*.....................              -    102,167,390              -
Short-term investment securities, at value (unaffiliated)*..................      4,306,000              -    225,420,692
Repurchase agreements (cost equals market value)............................      7,353,000              -      1,449,000
                                                                             -------------- -------------- --------------
Total Investments...........................................................    459,643,775    102,167,390    226,869,692
                                                                             -------------- -------------- --------------
Cash........................................................................        129,823              -          6,916
Foreign cash*...............................................................              -              -              -
Deposit with broker for securities sold short...............................              -              -              -
Receivable for:
   Trust shares sold........................................................        654,526        176,955      3,670,937
   Dividends and interest...................................................        377,708              -        546,865
   Investments sold.........................................................      1,575,972        198,346              -
Prepaid expenses and other assets...........................................         34,620          1,597          3,995
Due from investment adviser for expense reimbursements/fee waivers..........         18,321          7,877         15,257
Variation margin on futures contracts.......................................              -              -              -
                                                                             -------------- -------------- --------------
TOTAL ASSETS................................................................    462,434,745    102,552,165    231,113,662
                                                                             -------------- -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired..................................................        812,222        135,332        647,080
   Investments purchased....................................................      5,764,063        239,969              -
   Interest on securities sold short........................................              -              -              -
   Investment advisory and management fees..................................        253,334          7,868         41,823
   Shareholder services.....................................................         88,080              -         41,824
   Administrative service fee...............................................         24,662              -         11,711
   Transfer agent fees and expenses.........................................            685            357            227
   Trustees' fees and expenses..............................................        246,448         92,328        110,223
   Other accrued expenses...................................................         92,157         31,411         26,603
Due to custodian............................................................              -          3,432              -
Securities sold short, at value#............................................              -              -              -
                                                                             -------------- -------------- --------------
TOTAL LIABILITIES...........................................................      7,281,651        510,697        879,491
                                                                             -------------- -------------- --------------
NET ASSETS.................................................................. $  455,153,094 $  102,041,468 $  230,234,171
                                                                             ============== ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................................ $      233,532 $       82,084 $    2,302,342
Additional paid in capital..................................................    367,347,215     91,685,013    227,929,107
Accumulated undistributed net investment income (loss)......................      1,138,962      1,660,262          2,722
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital
 gains distributions received from underlying funds.........................     20,979,784      3,904,788              -
Unrealized appreciation (depreciation) on investments.......................     65,452,573      4,709,321              -
Unrealized appreciation (depreciation) on futures contracts and options
 contracts..................................................................              -              -              -
Unrealized foreign exchange gain (loss) on other assets and liabilities.....          1,028              -              -
Unrealized appreciation (depreciation) on securities sold short.............              -              -              -
Accrued capital gains tax on unrealized appreciation (depreciation).........              -              -              -
                                                                             -------------- -------------- --------------
   NET ASSETS............................................................... $  455,153,094 $  102,041,468 $  230,234,171
                                                                             ============== ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)...................................  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding..............................................................     23,353,174      8,208,368    230,234,171
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $        19.49 $        12.43 $         1.00
                                                                             ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)........................... $  382,532,202 $            - $            -
                                                                             ============== ============== ==============
   Long-term investment securities (affiliated)............................. $            - $   97,458,069 $            -
                                                                             ============== ============== ==============
   Short-term investment securities (unaffiliated).......................... $    4,306,000 $            - $  225,420,692
                                                                             ============== ============== ==============
   Foreign Cash............................................................. $            - $            - $            -
                                                                             ============== ============== ==============
#Proceeds from securities sold short........................................ $            - $            - $            -
                                                                             ============== ============== ==============

                                                                                SMALL CAP       SMALL CAP       SOCIALLY
                                                                                 GROWTH           VALUE        RESPONSIBLE
                                                                                  FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................... $   52,177,294  $  171,938,782  $  515,308,718
Long-term investment securities, at value (affiliated)*.....................              -               -               -
Short-term investment securities, at value (unaffiliated)*..................      2,935,000               -      38,650,241
Repurchase agreements (cost equals market value)............................              -       6,228,000       1,236,000
                                                                             --------------  --------------  --------------
Total Investments...........................................................     55,112,294     178,166,782     555,194,959
                                                                             --------------  --------------  --------------
Cash........................................................................            454             508             425
Foreign cash*...............................................................              -               -               -
Deposit with broker for securities sold short...............................              -               -               -
Receivable for:
   Trust shares sold........................................................        131,957         459,260         772,088
   Dividends and interest...................................................          7,347         195,136         843,598
   Investments sold.........................................................         82,049         850,420               -
Prepaid expenses and other assets...........................................          3,838           4,340          44,811
Due from investment adviser for expense reimbursements/fee waivers..........          8,295          28,810          21,552
Variation margin on futures contracts.......................................              -          60,220         391,000
                                                                             --------------  --------------  --------------
TOTAL ASSETS................................................................     55,346,234     179,765,476     557,268,433
                                                                             --------------  --------------  --------------
LIABILITIES:
Payable for:
   Trust shares reacquired..................................................         99,935         111,429         139,955
   Investments purchased....................................................        451,915         615,587               -
   Interest on securities sold short........................................              -               -               -
   Investment advisory and management fees..................................         35,528          93,748         107,169
   Shareholder services.....................................................         10,449          34,582         107,169
   Administrative service fee...............................................          2,925           9,683          30,007
   Transfer agent fees and expenses.........................................            717             596             328
   Trustees' fees and expenses..............................................         59,776          94,945          52,432
   Other accrued expenses...................................................         40,074          73,205          38,252
Due to custodian............................................................              -               -               -
Securities sold short, at value#............................................              -               -               -
                                                                             --------------  --------------  --------------
TOTAL LIABILITIES...........................................................        701,319       1,033,776         475,312
                                                                             --------------  --------------  --------------
NET ASSETS.................................................................. $   54,644,915  $  178,731,700  $  556,793,121
                                                                             ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................................ $       38,158  $      114,950  $      431,644
Additional paid in capital..................................................     47,090,787     154,959,262     516,741,586
Accumulated undistributed net investment income (loss)......................       (226,560)        746,619       3,387,678
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital
 gains distributions received from underlying funds.........................        885,612       2,968,318      21,748,191
Unrealized appreciation (depreciation) on investments.......................      6,856,918      20,077,382      15,471,597
Unrealized appreciation (depreciation) on futures contracts and options
 contracts..................................................................              -        (134,831)       (987,575)
Unrealized foreign exchange gain (loss) on other assets and liabilities.....              -               -               -
Unrealized appreciation (depreciation) on securities sold short.............              -               -               -
Accrued capital gains tax on unrealized appreciation (depreciation).........              -               -               -
                                                                             --------------  --------------  --------------
   NET ASSETS............................................................... $   54,644,915  $  178,731,700  $  556,793,121
                                                                             ==============  ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)...................................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding..............................................................      3,815,752      11,494,968      43,164,397
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $        14.32  $        15.55  $        12.90
                                                                             ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)........................... $   45,320,376  $  151,861,400  $  499,837,121
                                                                             ==============  ==============  ==============
   Long-term investment securities (affiliated)............................. $            -  $            -  $            -
                                                                             ==============  ==============  ==============
   Short-term investment securities (unaffiliated).......................... $    2,935,000  $            -  $   38,650,241
                                                                             ==============  ==============  ==============
   Foreign Cash............................................................. $            -  $            -  $            -
                                                                             ==============  ==============  ==============
#Proceeds from securities sold short........................................ $            -  $            -  $            -
                                                                             ==============  ==============  ==============

                                                                               STRATEGIC
                                                                                 BOND
                                                                                 FUND
-------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................... $  231,789,214
Long-term investment securities, at value (affiliated)*.....................              -
Short-term investment securities, at value (unaffiliated)*..................              -
Repurchase agreements (cost equals market value)............................     18,599,000
                                                                             --------------
Total Investments...........................................................    250,388,214
                                                                             --------------
Cash........................................................................        143,389
Foreign cash*...............................................................      1,052,995
Deposit with broker for securities sold short...............................              -
Receivable for:
   Trust shares sold........................................................      1,335,733
   Dividends and interest...................................................      3,374,246
   Investments sold.........................................................      3,049,345
Prepaid expenses and other assets...........................................          3,156
Due from investment adviser for expense reimbursements/fee waivers..........         24,054
Variation margin on futures contracts.......................................              -
                                                                             --------------
TOTAL ASSETS................................................................    259,371,132
                                                                             --------------
LIABILITIES:
Payable for:
   Trust shares reacquired..................................................        122,247
   Investments purchased....................................................      8,711,834
   Interest on securities sold short........................................              -
   Investment advisory and management fees..................................        108,418
   Shareholder services.....................................................         46,538
   Administrative service fee...............................................         13,031
   Transfer agent fees and expenses.........................................            538
   Trustees' fees and expenses..............................................         94,861
   Other accrued expenses...................................................         90,918
Due to custodian............................................................              -
Securities sold short, at value#............................................              -
                                                                             --------------
TOTAL LIABILITIES...........................................................      9,188,385
                                                                             --------------
NET ASSETS.................................................................. $  250,182,747
                                                                             ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................................ $      219,881
Additional paid in capital..................................................    237,293,619
Accumulated undistributed net investment income (loss)......................      5,414,763
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital
 gains distributions received from underlying funds.........................      1,163,399
Unrealized appreciation (depreciation) on investments.......................      6,070,167
Unrealized appreciation (depreciation) on futures contracts and options
 contracts..................................................................              -
Unrealized foreign exchange gain (loss) on other assets and liabilities.....         20,918
Unrealized appreciation (depreciation) on securities sold short.............              -
Accrued capital gains tax on unrealized appreciation (depreciation).........              -
                                                                             --------------
   NET ASSETS............................................................... $  250,182,747
                                                                             ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)...................................  1,000,000,000
   Outstanding..............................................................     21,988,060
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $        11.38
                                                                             ==============
--------
*Cost
   Long-term investment securities (unaffiliated)........................... $  225,719,047
                                                                             ==============
   Long-term investment securities (affiliated)............................. $            -
                                                                             ==============
   Short-term investment securities (unaffiliated).......................... $            -
                                                                             ==============
   Foreign Cash............................................................. $    1,042,487
                                                                             ==============
#Proceeds from securities sold short........................................ $            -
                                                                             ==============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                AGGRESSIVE               CONSERVATIVE
                                                                                  GROWTH      CAPITAL       GROWTH
                                                                                LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND
                                                                                   FUND         FUND         FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)....................................................... $        -   $  401,572   $        -  $   13,764
Dividends (affiliated).........................................................  1,420,608            -      770,286           -
Interest (unaffiliated)........................................................          -       49,203            -   3,510,222
                                                                                ----------   ----------   ----------  ----------
   Total investment income*....................................................  1,420,608      450,775      770,286   3,523,986
                                                                                ----------   ----------   ----------  ----------
EXPENSES:
Investment advisory and management fees........................................     31,070      203,832       19,551     314,132
Administrative service fee.....................................................          -       25,942            -      43,978
Shareholder services...........................................................          -       92,651            -     157,066
Transfer agent fees and expenses...............................................        589          884          589       1,039
Registration fees..............................................................        499          499          499         499
Custodian fees.................................................................      8,919       15,851        8,825      26,607
Reports to shareholders........................................................      6,539        9,640        4,955      12,386
Audit and tax fees.............................................................      9,904       10,974        9,904      12,979
Legal fees.....................................................................      3,716        3,541        3,518       3,914
Trustees' fees and expenses....................................................      5,679        7,015        3,224      11,971
Interest expense...............................................................          -        1,603            -         438
Other expenses.................................................................      1,933        3,032        1,708       2,747
                                                                                ----------   ----------   ----------  ----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly.................................................................     68,848      375,464       52,773     587,756
                                                                                ----------   ----------   ----------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..........    (37,779)     (60,451)     (33,223)   (103,992)
   Fees paid indirectly (Note 7)...............................................          -       (1,548)           -           -
                                                                                ----------   ----------   ----------  ----------
   Net expenses................................................................     31,069      313,465       19,550     483,764
                                                                                ----------   ----------   ----------  ----------
Net investment income (loss)...................................................  1,389,539      137,310      750,736   3,040,222
                                                                                ----------   ----------   ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.....................          -      134,412            -     623,307
  Net realized gain (loss) on investments (affiliated).........................  1,714,878            -      972,485           -
  Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated)...............................................  1,064,664            -      398,630           -
  Net realized gain (loss) on futures contracts and written options contracts..          -            -            -           -
  Net realized foreign exchange gain (loss) on other assets and liabilities....          -            -            -           -
  Net increase from payments by affiliates (Note 3)............................          -            -            -           -
                                                                                ----------   ----------   ----------  ----------
Net realized gain (loss) on investments and foreign currencies.................  2,779,542      134,412    1,371,115     623,307
                                                                                ----------   ----------   ----------  ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)..............................................................          -    7,014,992            -   1,182,900
  Change in unrealized appreciation (depreciation) on investments (affiliated).  1,604,387            -      739,936           -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts...........................................................          -            -            -      10,840
  Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities.................................................................          -            -            -           -
  Change in unrealized appreciation (depreciation) on securities sold short....          -            -            -           -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)..............................................................          -            -            -           -
                                                                                ----------   ----------   ----------  ----------
Net unrealized gain (loss) on investments and foreign currencies...............  1,604,387    7,014,992      739,936   1,193,740
                                                                                ----------   ----------   ----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies..  4,383,929    7,149,404    2,111,051   1,817,047
                                                                                ----------   ----------   ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................... $5,773,468   $7,286,714   $2,861,787  $4,857,269
                                                                                ==========   ==========   ==========  ==========
*Net of foreign withholding taxes on interest and dividends of................. $        -   $        -   $        -  $      480
                                                                                ----------   ----------   ----------  ----------
**Net of foreign withholding taxes on capital gains of......................... $        -   $        -   $        -  $        -
                                                                                ----------   ----------   ----------  ----------

                                                                                            INTERNATIONAL  LARGE CAP
                                                                                HIGH YIELD    SMALL CAP      VALUE
                                                                                BOND FUND    EQUITY FUND     FUND
-----------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)....................................................... $   75,168   $ 2,361,852  $ 3,348,369
Dividends (affiliated).........................................................          -             -            -
Interest (unaffiliated)........................................................  4,692,896       430,503          235
                                                                                ----------   -----------  -----------
   Total investment income*....................................................  4,768,064     2,792,355    3,348,604
                                                                                ----------   -----------  -----------
EXPENSES:
Investment advisory and management fees........................................    414,086     2,159,157      709,506
Administrative service fee.....................................................     41,409       184,587       99,331
Shareholder services...........................................................    147,888       659,240      354,753
Transfer agent fees and expenses...............................................      1,040         1,045          889
Registration fees..............................................................        499           499          499
Custodian fees.................................................................     22,986       188,850       21,557
Reports to shareholders........................................................     12,253        37,370       15,447
Audit and tax fees.............................................................     12,973        10,612       10,959
Legal fees.....................................................................      3,916         7,254        4,456
Trustees' fees and expenses....................................................     11,121        35,960       15,158
Interest expense...............................................................          -             -            -
Other expenses.................................................................      2,749         9,733        4,387
                                                                                ----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly.................................................................    670,920     3,294,307    1,236,942
                                                                                ----------   -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..........    (85,284)     (657,347)     (87,542)
   Fees paid indirectly (Note 7)...............................................          -             -            -
                                                                                ----------   -----------  -----------
   Net expenses................................................................    585,636     2,636,960    1,149,400
                                                                                ----------   -----------  -----------
Net investment income (loss)...................................................  4,182,428       155,395    2,199,204
                                                                                ----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.....................    882,954    24,125,356    8,761,975
  Net realized gain (loss) on investments (affiliated).........................          -             -            -
  Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated)...............................................          -             -            -
  Net realized gain (loss) on futures contracts and written options contracts..          -             -            -
  Net realized foreign exchange gain (loss) on other assets and liabilities....          -      (114,374)           -
  Net increase from payments by affiliates (Note 3)............................          -       168,728            -
                                                                                ----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies.................    882,954    24,179,710    8,761,975
                                                                                ----------   -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)..............................................................  2,480,018    51,283,703    8,210,641
  Change in unrealized appreciation (depreciation) on investments (affiliated).          -             -            -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts...........................................................          -             -            -
  Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities.................................................................        892       (15,704)           -
  Change in unrealized appreciation (depreciation) on securities sold short....          -             -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)..............................................................          -         6,076            -
                                                                                ----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies...............  2,480,910    51,274,075    8,210,641
                                                                                ----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..  3,363,864    75,453,785   16,972,616
                                                                                ----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................... $7,546,292   $75,609,180  $19,171,820
                                                                                ==========   ===========  ===========
*Net of foreign withholding taxes on interest and dividends of................. $    3,042   $   169,621  $         -
                                                                                ----------   -----------  -----------
**Net of foreign withholding taxes on capital gains of......................... $        -   $    24,860  $         -
                                                                                ----------   -----------  -----------

                                                                                  MID CAP
                                                                                  GROWTH
                                                                                   FUND
-------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)....................................................... $  106,438
Dividends (affiliated).........................................................          -
Interest (unaffiliated)........................................................     62,637
                                                                                ----------
   Total investment income*....................................................    169,075
                                                                                ----------
EXPENSES:
Investment advisory and management fees........................................    244,270
Administrative service fee.....................................................     21,641
Shareholder services...........................................................     77,291
Transfer agent fees and expenses...............................................        889
Registration fees..............................................................        499
Custodian fees.................................................................     15,984
Reports to shareholders........................................................      9,060
Audit and tax fees.............................................................     10,958
Legal fees.....................................................................      3,425
Trustees' fees and expenses....................................................      2,428
Interest expense...............................................................          -
Other expenses.................................................................      3,310
                                                                                ----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly.................................................................    389,755
                                                                                ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..........   (126,966)
   Fees paid indirectly (Note 7)...............................................     (3,715)
                                                                                ----------
   Net expenses................................................................    259,074
                                                                                ----------
Net investment income (loss)...................................................    (89,999)
                                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.....................  3,900,018
  Net realized gain (loss) on investments (affiliated).........................          -
  Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated)...............................................          -
  Net realized gain (loss) on futures contracts and written options contracts..    (16,156)
  Net realized foreign exchange gain (loss) on other assets and liabilities....      1,425
  Net increase from payments by affiliates (Note 3)............................          -
                                                                                ----------
Net realized gain (loss) on investments and foreign currencies.................  3,885,287
                                                                                ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)..............................................................  4,665,880
  Change in unrealized appreciation (depreciation) on investments (affiliated).          -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts...........................................................          -
  Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities.................................................................       (364)
  Change in unrealized appreciation (depreciation) on securities sold short....          -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)..............................................................          -
                                                                                ----------
Net unrealized gain (loss) on investments and foreign currencies...............  4,665,516
                                                                                ----------
Net realized and unrealized gain (loss) on investments and foreign currencies..  8,550,803
                                                                                ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................... $8,460,804
                                                                                ==========
*Net of foreign withholding taxes on interest and dividends of................. $      624
                                                                                ----------
**Net of foreign withholding taxes on capital gains of......................... $        -
                                                                                ----------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- February 28, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                         MODERATE
                                                                                                          GROWTH       MONEY
                                                                                             MID CAP     LIFESTYLE   MARKET II
                                                                                            VALUE FUND     FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $ 3,215,679  $        -  $        -
Dividends (affiliated)....................................................................           -   1,796,269           -
Interest (unaffiliated)...................................................................     247,002           -   5,339,579
                                                                                           -----------  ----------  ----------
   Total investment income*...............................................................   3,462,681   1,796,269   5,339,579
                                                                                           -----------  ----------  ----------
EXPENSES:
Investment advisory and management fees...................................................   1,461,166      47,362     248,711
Administrative service fee................................................................     141,778           -      69,639
Shareholder services......................................................................     506,348           -     248,711
Transfer agent fees and expenses..........................................................       1,658         589         429
Registration fees.........................................................................         499         499           -
Custodian fees............................................................................      19,288       8,981      11,778
Reports to shareholders...................................................................      44,329      10,769      13,323
Audit and tax fees........................................................................      10,948       9,307      10,100
Legal fees................................................................................       8,067       3,757       4,715
Trustees' fees and expenses...............................................................      39,581       9,614      14,881
Interest expense..........................................................................          91           -           -
Other expenses............................................................................      11,595       2,490       2,308
                                                                                           -----------  ----------  ----------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly....   2,245,348      93,368     624,595
                                                                                           -----------  ----------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (118,685)    (46,005)    (71,004)
   Fees paid indirectly (Note 7)..........................................................     (37,339)          -           -
                                                                                           -----------  ----------  ----------
   Net expenses...........................................................................   2,089,324      47,363     553,591
                                                                                           -----------  ----------  ----------
Net investment income (loss)..............................................................   1,373,357   1,748,906   4,785,988
                                                                                           -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................  21,505,176           -           -
  Net realized gain (loss) on investments (affiliated)....................................           -   3,003,569           -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -   1,158,626           -
  Net realized gain (loss) on futures contracts and written options contracts.............           -           -           -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............     (10,499)          -           -
  Net increase from payments by affiliates (Note 3).......................................           -           -           -
                                                                                           -----------  ----------  ----------
Net realized gain (loss) on investments and foreign currencies............................  21,494,677   4,162,195           -
                                                                                           -----------  ----------  ----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  32,701,781           -           -
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -   2,024,451           -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -           -           -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......      (1,180)          -           -
  Change in unrealized appreciation (depreciation) on securities sold short...............           -           -           -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........           -           -           -
                                                                                           -----------  ----------  ----------
Net unrealized gain (loss) on investments and foreign currencies..........................  32,700,601   2,024,451           -
                                                                                           -----------  ----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  54,195,278   6,186,646           -
                                                                                           -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $55,568,635  $7,935,552  $4,785,988
                                                                                           ===========  ==========  ==========
*Net of foreign withholding taxes on interest and dividends of............................ $    37,819  $        -  $        -
                                                                                           -----------  ----------  ----------
**Net of foreign withholding taxes on capital gains of.................................... $         -  $        -  $        -
                                                                                           -----------  ----------  ----------

                                                                                            SMALL CAP                SOCIALLY
                                                                                             GROWTH     SMALL CAP   RESPONSIBLE
                                                                                              FUND      VALUE FUND     FUND
---------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $   97,442  $ 1,386,079  $ 3,572,949
Dividends (affiliated)....................................................................          -            -
Interest (unaffiliated)...................................................................     25,957      161,403    1,030,370
                                                                                           ----------  -----------  -----------
   Total investment income*...............................................................    123,399    1,547,482    4,603,319
                                                                                           ----------  -----------  -----------
EXPENSES:
Investment advisory and management fees...................................................    215,354      510,002      539,344
Administrative service fee................................................................     17,735       52,253      151,016
Shareholder services......................................................................     63,339      186,618      539,344
Transfer agent fees and expenses..........................................................      1,039          889          726
Registration fees.........................................................................        499          499            -
Custodian fees............................................................................     15,767       40,382       22,093
Reports to shareholders...................................................................      6,928       13,769       21,985
Audit and tax fees........................................................................     10,946       10,968       10,949
Legal fees................................................................................      3,273        4,087        5,572
Trustees' fees and expenses...............................................................      5,468       13,471       26,850
Interest expense..........................................................................          -            -            -
Other expenses............................................................................      3,404        5,802        5,713
                                                                                           ----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly....    343,752      838,740    1,323,592
                                                                                           ----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (49,858)    (129,592)    (115,461)
   Fees paid indirectly (Note 7)..........................................................     (2,014)           -      (40,868)
                                                                                           ----------  -----------  -----------
   Net expenses...........................................................................    291,880      709,148    1,167,263
                                                                                           ----------  -----------  -----------
Net investment income (loss)..............................................................   (168,481)     838,334    3,436,056
                                                                                           ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................  2,868,405    2,494,070   20,267,775
  Net realized gain (loss) on investments (affiliated)....................................          -            -            -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................          -            -            -
  Net realized gain (loss) on futures contracts and written options contracts.............          -      725,594    4,047,340
  Net realized foreign exchange gain (loss) on other assets and liabilities...............          -            -            -
  Net increase from payments by affiliates (Note 3).......................................          -            -            -
                                                                                           ----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies............................  2,868,405    3,219,664   24,315,115
                                                                                           ----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  3,410,044    9,884,471    6,110,710
  Change in unrealized appreciation (depreciation) on investments (affiliated)............          -            -            -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................          -     (204,218)  (1,494,675)
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......          -            -            -
  Change in unrealized appreciation (depreciation) on securities sold short...............          -            -            -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........          -            -            -
                                                                                           ----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  3,410,044    9,680,253    4,616,035
                                                                                           ----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  6,278,449   12,899,917   28,931,150
                                                                                           ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $6,109,968  $13,738,251  $32,367,206
                                                                                           ==========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of............................ $        -  $       369  $         -
                                                                                           ----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of.................................... $        -  $         -  $         -
                                                                                           ----------  -----------  -----------

                                                                                            STRATEGIC
                                                                                              BOND
                                                                                              FUND
-------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $    41,031
Dividends (affiliated)....................................................................           -
Interest (unaffiliated)...................................................................   6,684,848
                                                                                           -----------
   Total investment income*...............................................................   6,725,879
                                                                                           -----------
EXPENSES:
Investment advisory and management fees...................................................     643,381
Administrative service fee................................................................      76,212
Shareholder services......................................................................     272,187
Transfer agent fees and expenses..........................................................       1,190
Registration fees.........................................................................         499
Custodian fees............................................................................      64,053
Reports to shareholders...................................................................      20,954
Audit and tax fees........................................................................      12,955
Legal fees................................................................................       5,105
Trustees' fees and expenses...............................................................      20,444
Interest expense..........................................................................           -
Other expenses............................................................................       4,627
                                                                                           -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly....   1,121,607
                                                                                           -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (152,621)
   Fees paid indirectly (Note 7)..........................................................           -
                                                                                           -----------
   Net expenses...........................................................................     968,986
                                                                                           -----------
Net investment income (loss)..............................................................   5,756,893
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................   1,602,546
  Net realized gain (loss) on investments (affiliated)....................................           -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -
  Net realized gain (loss) on futures contracts and written options contracts.............           -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............     (23,790)
  Net increase from payments by affiliates (Note 3).......................................           -
                                                                                           -----------
Net realized gain (loss) on investments and foreign currencies............................   1,578,756
                                                                                           -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........   2,785,056
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......      26,508
  Change in unrealized appreciation (depreciation) on securities sold short...............       4,697
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........           -
                                                                                           -----------
Net unrealized gain (loss) on investments and foreign currencies..........................   2,816,261
                                                                                           -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   4,395,017
                                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $10,151,910
                                                                                           ===========
*Net of foreign withholding taxes on interest and dividends of............................ $    17,525
                                                                                           -----------
**Net of foreign withholding taxes on capital gains of.................................... $         -
                                                                                           -----------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 AGGRESSIVE GROWTH              CAPITAL
                                                                  LIFESTYLE FUND           APPRECIATION FUND
                                                             ------------------------  ------------------------
                                                               For the                   For the
                                                              Six Months                Six Months
                                                                Ended       For the       Ended       For the
                                                             February 28,  Year Ended  February 28,  Year Ended
                                                                 2007      August 31,      2007      August 31,
                                                             (Unaudited)      2006     (Unaudited)      2006
                                                             ------------ -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 1,389,539  $   602,724  $   137,310  $   126,987
  Net realized gain (loss) on investments and foreign
   currencies...............................................   2,779,542    6,060,208      134,412    2,786,200
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................   1,604,387   (2,333,278)   7,014,992   (3,740,363)
                                                             -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   5,773,468    4,329,654    7,286,714     (827,176)
                                                             -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................           -     (686,468)    (134,676)     (28,150)
  Net realized gain on securities...........................  (5,135,146)    (887,991)           -            -
                                                             -----------  -----------  -----------  -----------
Total distributions to shareholders.........................  (5,135,146)  (1,574,459)    (134,676)     (28,150)
                                                             -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................  15,212,445   10,608,697   (6,214,784)  21,328,616
                                                             -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  15,850,767   13,363,892      937,254   20,473,290
NET ASSETS:
Beginning of period.........................................  53,987,152   40,623,260   69,412,414   48,939,124
                                                             -----------  -----------  -----------  -----------
End of period+.............................................. $69,837,919  $53,987,152  $70,349,668  $69,412,414
                                                             ===========  ===========  ===========  ===========
+ Includesaccumulated undistributed
          net investment income (loss)...................... $ 1,340,931  $   (48,608) $    87,863  $    85,229
                                                             ===========  ===========  ===========  ===========

                                                                CONSERVATIVE GROWTH
                                                                  LIFESTYLE FUND             CORE BOND FUND
                                                             ------------------------  --------------------------
                                                               For the                   For the
                                                              Six Months                Six Months
                                                                Ended       For the       Ended        For the
                                                             February 28,  Year Ended  February 28,   Year Ended
                                                                 2007      August 31,      2007       August 31,
                                                             (Unaudited)      2006     (Unaudited)       2006
                                                             ------------ -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   750,736  $   473,590  $  3,040,222  $  4,349,639
  Net realized gain (loss) on investments and foreign
   currencies...............................................   1,371,115    2,365,423       623,307    (1,731,587)
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     739,936   (1,018,035)    1,193,740      (717,946)
                                                             -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   2,861,787    1,820,978     4,857,269     1,900,106
                                                             -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................           -     (558,981)   (3,641,316)   (1,200,000)
  Net realized gain on securities...........................  (2,069,637)  (1,543,386)            -      (149,409)
                                                             -----------  -----------  ------------  ------------
Total distributions to shareholders.........................  (2,069,637)  (2,102,367)   (3,641,316)   (1,349,409)
                                                             -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................   3,035,061    3,121,786    38,910,020     7,157,586
                                                             -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   3,827,211    2,840,397    40,125,973     7,708,283
NET ASSETS:
Beginning of period.........................................  37,308,714   34,468,317   109,006,913   101,298,630
                                                             -----------  -----------  ------------  ------------
End of period+.............................................. $41,135,925  $37,308,714  $149,132,886  $109,006,913
                                                             ===========  ===========  ============  ============
+ Includesaccumulated undistributed
          net investment income (loss)...................... $   701,741  $   (48,995) $  2,905,886  $  3,506,980
                                                             ===========  ===========  ============  ============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                            INTERNATIONAL
                                                            HIGH YIELD BOND FUND        SMALL CAP EQUITY FUND
                                                         --------------------------  --------------------------
                                                           For the                     For the
                                                          Six Months                  Six Months
                                                            Ended        For the        Ended        For the
                                                         February 28,   Year Ended   February 28,   Year Ended
                                                             2007       August 31,       2007       August 31,
                                                         (Unaudited)       2006      (Unaudited)       2006
                                                         ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  4,182,428  $  6,252,130  $    155,395  $  2,023,036
  Net realized gain (loss) on investments and foreign
   currencies...........................................      882,954     2,285,228    24,179,710    22,716,578
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................    2,480,910    (1,395,749)   51,274,075    18,370,631
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................    7,546,292     7,141,609    75,609,180    43,110,245
                                                         ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (5,583,929)   (1,500,000)   (1,929,012)     (439,407)
  Net realized gain on securities.......................   (2,645,527)     (844,831)  (23,900,444)   (2,878,425)
                                                         ------------  ------------  ------------  ------------
Total distributions to shareholders.....................   (8,229,456)   (2,344,831)  (25,829,456)   (3,317,832)
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   27,118,131    20,608,362   137,157,210   283,614,749
                                                         ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   26,434,967    25,405,140   186,936,934   323,407,162
NET ASSETS:
Beginning of period.....................................  106,070,009    80,664,869   427,437,110   104,029,948
                                                         ------------  ------------  ------------  ------------
End of period+.......................................... $132,504,976  $106,070,009  $614,374,044  $427,437,110
                                                         ============  ============  ============  ============
+Includes accumulated undistributed net
 investment income (loss)............................... $  3,567,953  $  4,969,454  $   (951,387) $    822,230
                                                         ============  ============  ============  ============

                                                            LARGE CAP VALUE FUND        MID CAP GROWTH FUND
                                                         --------------------------  ------------------------
                                                           For the                     For the
                                                          Six Months                  Six Months
                                                            Ended        For the        Ended       For the
                                                         February 28,   Year Ended   February 28,  Year Ended
                                                             2007       August 31,       2007      August 31,
                                                         (Unaudited)       2006      (Unaudited)      2006
                                                         ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  2,199,204  $  1,550,513  $   (89,999) $   (90,638)
  Net realized gain (loss) on investments and foreign
   currencies...........................................    8,761,975    12,540,321    3,885,287    7,182,659
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................    8,210,641    (1,226,016)   4,665,516   (3,194,707)
                                                         ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.............................................   19,171,820    12,864,818    8,460,804    3,897,314
                                                         ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (1,363,622)     (390,000)           -            -
  Net realized gain on securities.......................  (12,590,683)   (5,343,846)  (3,839,151)           -
                                                         ------------  ------------  -----------  -----------
Total distributions to shareholders.....................  (13,954,305)   (5,733,846)  (3,839,151)           -
                                                         ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................  195,973,979    81,753,118   (2,980,248)   8,350,384
                                                         ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................  201,191,494    88,884,090    1,641,405   12,247,698
NET ASSETS:
Beginning of period.....................................  177,736,995    88,852,905   64,583,075   52,335,377
                                                         ------------  ------------  -----------  -----------
End of period+.......................................... $378,928,489  $177,736,995  $66,224,480  $64,583,075
                                                         ============  ============  ===========  ===========
+Includes accumulated undistributed net
 investment income (loss)............................... $  2,119,586  $  1,284,004  $  (150,654) $   (60,655)
                                                         ============  ============  ===========  ===========

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                           MODERATE GROWTH
                                                              MID CAP VALUE FUND            LIFESTYLE FUND
                                                          --------------------------  -------------------------
                                                            For the                     For the
                                                           Six Months                  Six Months
                                                             Ended        For the        Ended        For the
                                                          February 28,   Year Ended   February 28,   Year Ended
                                                              2007       August 31,       2007       August 31,
                                                          (Unaudited)       2006      (Unaudited)       2006
                                                          ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  1,373,357  $  1,354,964  $  1,748,906  $ 1,079,550
  Net realized gain (loss) on investments and foreign
   currencies............................................   21,494,677    37,446,500     4,162,195    7,184,313
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   32,700,601    (6,045,559)    2,024,451   (3,015,592)
                                                          ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations..............................................   55,568,635    32,755,905     7,935,552    5,248,271
                                                          ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................   (1,400,022)     (127,930)     (861,432)    (340,001)
  Net realized gain on securities........................  (37,658,896)  (23,322,429)   (7,200,192)  (2,483,137)
                                                          ------------  ------------  ------------  -----------
Total distributions to shareholders......................  (39,058,918)  (23,450,359)   (8,061,624)  (2,823,138)
                                                          ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................   76,264,835    51,059,027    13,609,207   12,328,767
                                                          ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................   92,774,552    60,364,573    13,483,135   14,753,900
NET ASSETS:
Beginning of period......................................  362,378,542   302,013,969    88,558,333   73,804,433
                                                          ------------  ------------  ------------  -----------
End of period+........................................... $455,153,094  $362,378,542  $102,041,468  $88,558,333
                                                          ============  ============  ============  ===========
+Includes accumulated undistributed net investment income
 (loss).................................................. $  1,138,962  $  1,165,627  $  1,660,262  $   772,788
                                                          ============  ============  ============  ===========

                                                             MONEY MARKET II FUND       SMALL CAP GROWTH FUND
                                                          --------------------------  ------------------------
                                                            For the                     For the
                                                           Six Months                  Six Months
                                                             Ended        For the        Ended       For the
                                                          February 28,   Year Ended   February 28,  Year Ended
                                                              2007       August 31,       2007      August 31,
                                                          (Unaudited)       2006      (Unaudited)      2006
                                                          ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  4,785,988  $  3,946,777  $  (168,481) $  (271,673)
  Net realized gain (loss) on investments and foreign
   currencies............................................            -             -    2,868,405    5,910,938
  Net unrealized gain (loss) on investments and foreign
   currencies............................................            -             -    3,410,044   (4,270,831)
                                                          ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations..............................................    4,785,988     3,946,777    6,109,968    1,368,434
                                                          ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................   (4,785,988)   (3,946,777)           -            -
  Net realized gain on securities........................            -             -            -            -
                                                          ------------  ------------  -----------  -----------
Total distributions to shareholders......................   (4,785,988)   (3,946,777)           -            -
                                                          ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................   78,907,912    75,490,366     (818,916)   1,897,583
                                                          ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................   78,907,912    75,490,366    5,291,052    3,266,017
NET ASSETS:
Beginning of period......................................  151,326,259    75,835,893   49,353,863   46,087,846
                                                          ------------  ------------  -----------  -----------
End of period+........................................... $230,234,171  $151,326,259  $54,644,915  $49,353,863
                                                          ============  ============  ===========  ===========
+Includes accumulated undistributed net investment income
 (loss).................................................. $      2,722  $      2,722  $  (226,560) $   (58,079)
                                                          ============  ============  ===========  ===========

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                   SMALL CAP VALUE FUND
                                                                                --------------------------
                                                                                  For the
                                                                                 Six Months
                                                                                   Ended        For the
                                                                                February 28,   Year Ended
                                                                                    2007       August 31,
                                                                                (Unaudited)       2006
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $    838,334  $    735,651
  Net realized gain (loss) on investments and foreign currencies...............    3,219,664     9,941,602
  Net unrealized gain (loss) on investments and foreign currencies.............    9,680,253    (1,845,515)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................   13,738,251     8,831,738
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................     (650,058)     (120,001)
  Net realized gain on securities..............................................  (10,098,534)  (11,678,539)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (10,748,592)  (11,798,540)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................   60,932,558    20,462,567
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................   63,922,217    17,495,765
NET ASSETS:
Beginning of period............................................................  114,809,483    97,313,718
                                                                                ------------  ------------
End of period+................................................................. $178,731,700  $114,809,483
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $    746,619  $    558,343
                                                                                ============  ============

                                                                                 SOCIALLY RESPONSIBLE FUND
                                                                                --------------------------
                                                                                  For the
                                                                                 Six Months
                                                                                   Ended        For the
                                                                                February 28,   Year Ended
                                                                                    2007       August 31,
                                                                                (Unaudited)       2006
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  3,436,056  $  2,649,497
  Net realized gain (loss) on investments and foreign currencies...............   24,315,115     5,169,269
  Net unrealized gain (loss) on investments and foreign currencies.............    4,616,035     9,489,648
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................   32,367,206    17,308,414
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................   (2,245,369)     (600,000)
  Net realized gain on securities..............................................   (7,535,170)   (3,035,140)
                                                                                ------------  ------------
Total distributions to shareholders............................................   (9,780,539)   (3,635,140)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  238,975,774    88,953,017
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................  261,562,441   102,626,291
NET ASSETS:
Beginning of period............................................................  295,230,680   192,604,389
                                                                                ------------  ------------
End of period+................................................................. $556,793,121  $295,230,680
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  3,387,678  $  2,196,991
                                                                                ============  ============

                                                                                    STRATEGIC BOND FUND
                                                                                --------------------------
                                                                                  For the
                                                                                 Six Months
                                                                                   Ended        For the
                                                                                February 28,   Year Ended
                                                                                    2007       August 31,
                                                                                (Unaudited)       2006
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  5,756,893  $  8,697,970
  Net realized gain (loss) on investments and foreign currencies...............    1,578,756     2,157,592
  Net unrealized gain (loss) on investments and foreign currencies.............    2,816,261    (1,065,041)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................   10,151,910     9,790,521
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................   (7,715,285)   (2,050,000)
  Net realized gain on securities..............................................   (2,328,243)   (2,453,570)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (10,043,528)   (4,503,570)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................   54,661,173    53,831,570
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................   54,769,555    59,118,521
NET ASSETS:
Beginning of period............................................................  195,413,192   136,294,671
                                                                                ------------  ------------
End of period+................................................................. $250,182,747  $195,413,192
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  5,414,763  $  7,373,155
                                                                                ============  ============

See Notes to Financial Statements

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC" or the "Adviser"). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). VC II is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. VC II consists of 15 separate mutual funds (the "Funds"), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*   Mid Cap Value Fund
Capital Appreciation Fund           Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund* Money Market II Fund
Core Bond Fund                      Small Cap Growth Fund
High Yield Bond Fund                Small Cap Value Fund
International Small Cap Equity Fund Socially Responsible Fund
Large Cap Value Fund                Strategic Bond Fund
Mid Cap Growth Fund

--------
*The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

 Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

 For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

B. Options, Futures and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At February 28, 2007, Money Market II Fund held 0.58% undivided interest, representing $1,449,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated February 28, 2007, bears interest at a rate of 5.26% per annum, has a principal amount of $250,000,000, a repurchase price of $250,036,528 and matures March 1, 2007. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
----------------------------------- -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   1.88%  07/15/15 $250,923,000 $255,000,499

D. Mortgage-Backed Dollar Rolls

 During the period ended February 28, 2007, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

 Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares and pays daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15,2007 and interim periods within those fiscal years. As of February 28, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   Aggressive Growth Lifestyle Fund    0.10%
   -------------------------------------------------------------------------
   Capital Appreciation Fund           0.55%
   -------------------------------------------------------------------------
   Conservative Growth Lifestyle Fund  0.10%
   -------------------------------------------------------------------------
   Core Bond Fund                      0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
   -------------------------------------------------------------------------
   High Yield Bond Fund                0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
   -------------------------------------------------------------------------
   International Small Cap Equity Fund 0.90% on the first $100 million
                                       0.80% on assets over $100 million
   -------------------------------------------------------------------------
   Large Cap Value Fund                0.50%
   -------------------------------------------------------------------------
   Mid Cap Growth Fund                 0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   -------------------------------------------------------------------------
   Mid Cap Value Fund                  0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
   -------------------------------------------------------------------------
   Moderate Growth Lifestyle Fund      0.10%
   -------------------------------------------------------------------------
   Money Market II Fund                0.25%
   -------------------------------------------------------------------------
   Small Cap Growth Fund               0.85%
   -------------------------------------------------------------------------
   Small Cap Value Fund                0.75% on the first $50 million
                                       0.65% on the assets over $50 million
   -------------------------------------------------------------------------
   Socially Responsible Fund           0.25%
   -------------------------------------------------------------------------
   Strategic Bond Fund                 0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million

 VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the International
        Small Cap Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("AIG SunAmerica")--subadviser for the Money Market II Fund.
     A I M Capital Management, Inc.--subadviser for the Mid Cap Growth Fund. Bridgeway Capital Management, Inc.--subadviser for the Capital
        Appreciation Fund.
     FAF Advisors, Inc.--subadviser for a portion of the Mid Cap Value Fund. Franklin Advisers, Inc.--subadviser for the Small Cap Growth Fund. JPMorgan Investment Advisors, Inc.--subadviser for Small Cap Value Fund. SSgA Funds Management, Inc.--subadviser for the Large Cap Value Fund. Wellington Management Co. LLP--subadviser for a portion of the Mid Cap
        Value Fund.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


The subadvisers are compensated for their services by VALIC.

 VALIC has agreed to contractually waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through 12/31/07. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                Maximum Expense
                 Fund                             Limitation
                 ------------------------------ ---------------
                 Aggressive Growth Lifestyle...      0.10%
                 Capital Appreciation..........      0.85%
                 Conservative Growth Lifestyle.      0.10%
                 Core Bond.....................      0.77%
                 High Yield Bond...............      0.99%
                 International Small Cap Equity      1.00%
                 Large Cap Value...............      0.81%
                 Mid Cap Growth................      0.85%
                 Mid Cap Value.................      1.05%
                 Moderate Growth Lifestyle.....      0.10%
                 Money Market II*..............      0.55%
                 Small Cap Growth..............      1.16%
                 Small Cap Value...............      0.95%
                 Socially Responsible..........      0.56%
                 Strategic Bond................      0.89%

--------
*Prior to January 1, 2007, the expense limitation for the Money Market II Fund was 0.56%.

 VC II, on behalf of each Fund, has entered into an Administrative Services Agreement with AIG SunAmerica. AIG SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, AIG SunAmerica will provide certain accounting and administrative services to VC II. During the period ended February 28, 2007, VC II accrued $925,521 for accounting and administrative services.

 VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended February 28, 2007, VC II accrued $13,484 in transfer agency and services fees.

 VC II, on behalf of each Fund, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 28, 2007, VC II accrued $3,305,436 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. For the period ended February 28, 2007, VC II has deferred $3,578 of trustee compensation.

 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. The following amounts for the retirement plan liability are included in the payable for Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations:

                                                Retirement Plan Retirement Plan
                                Retirement Plan     Expense        Payments
                                Liability as of --------------- ---------------
                                 February 28,        For the period ended
 Fund                                2007              February 28, 2007
 ------------------------------ --------------- -------------------------------
 Aggressive Growth Lifestyle...    $ 49,537         $ 2,079          $ --
 Capital Appreciation..........      49,672           2,620            89
 Conservative Growth Lifestyle.      49,443           1,475            --
 Core Bond.....................     101,171           4,088           141
 High Yield Bond...............      66,044           3,994           138
 International Small Cap Equity      76,665          14,282           558
 Large Cap Value...............      82,168           6,144           254
 Mid Cap Growth................      60,491           2,428            77
 Mid Cap Value.................     237,733          14,473           471
 Moderate Growth Lifestyle.....      90,133           3,456            --
 Money Market II...............     109,568           5,274           214
 Small Cap Growth..............      57,668           2,034            62
 Small Cap Value...............      92,522           4,891           159
 Socially Responsible..........      54,604           9,961           407
 Strategic Bond................      91,353           7,282           254

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 At February 28, 2007, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following
Funds:

                     Fund                            VALIC
                     ------------------------------ ------
                     Aggressive Growth Lifestyle... 100.00%
                     Capital Appreciation.......... 100.00%
                     Conservative Growth Lifestyle. 100.00%
                     Core Bond..................... 100.00%
                     High Yield Bond...............  99.44%
                     International Small Cap Equity 100.00%
                     Large Cap Value............... 100.00%
                     Mid Cap Growth................ 100.00%
                     Mid Cap Value.................  99.26%
                     Moderate Growth Lifestyle..... 100.00%
                     Money Market II............... 100.00%
                     Small Cap Growth.............. 100.00%
                     Small Cap Value............... 100.00%
                     Socially Responsible.......... 100.00%
                     Strategic Bond................  99.44%

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                       Capital Gain
                                                                       Distribution
Fund                                    Security              Income     Received
----------------------------- ----------------------------- ---------- ------------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds* $1,420,608  $1,064,664
Conservative Growth Lifestyle Various VC I and VC II Funds*    770,286     398,630
Moderate Growth Lifestyle.... Various VC I and VC II Funds*  1,796,269   1,158,626

                                                                                                               Change in
                                                            Market Value   Cost of     Proceeds    Realized   Unrealized
Fund                                    Security             at 8/31/06   Purchases   from Sales  Gain/(Loss) Gain/(Loss)
----------------------------- ----------------------------- ------------ -----------  ----------- ----------- -----------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds* $54,057,210  $25,633,511+ $13,098,632 $1,714,878  $1,604,387
Conservative Growth Lifestyle Various VC I and VC II Funds*  37,382,856   14,874,099+  12,763,154    972,485     739,936
Moderate Growth Lifestyle.... Various VC I and VC II Funds*  88,671,332   37,705,519+  29,237,481  3,003,569   2,024,451

                              Market Value
Fund                           at 2/28/07
----------------------------- ------------
Aggressive Growth Lifestyle.. $ 69,911,354
Conservative Growth Lifestyle   41,206,222
Moderate Growth Lifestyle....  102,167,390

--------
*See Schedule of Investments for details.
+Includes reinvestment of distributions paid.

 On December 11, 2006 and December 12, 2006, AIGGIC, the subadviser for the International Small Cap Equity Fund, sold 110,112 and 41,641 shares, respectively, of Kingspan Group PLC common stock which reduced the Fund's position more than what was intended. On December 14, 2006, AIGGIC repurchased 120,366 shares resulting in a loss of $168,728 to the Fund, which was reimbursed by AIGGIC.

Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended February 28, 2007, were as follows:

                                Purchases of      Sales of
                                 Investment      Investment
                                 Securities      Securities
                               (Excluding U.S. (Excluding U.S. Purchase of U.S. Sales of U.S.
                                 Government      Government       Government     Government
Fund                             Securities)     Securities)      Securities     Securities
------------------------------ --------------- --------------- ---------------- -------------
Aggressive Growth Lifestyle...  $ 23,148,238    $ 13,098,633     $        --     $        --
Capital Appreciation..........     9,069,181      15,119,947              --              --
Conservative Growth Lifestyle.    13,705,183      12,763,155              --              --
Core Bond.....................    75,189,200      57,762,755      51,980,648      29,421,070
High Yield Bond...............    55,975,928      28,952,216              --              --
International Small Cap Equity   308,495,599     201,059,066              --              --
Large Cap Value...............   331,581,852     148,269,303              --              --
Mid Cap Growth................    34,790,072      40,293,998              --              --
Mid Cap Value.................   160,490,252     118,501,080              --              --
Moderate Growth Lifestyle.....    34,750,625      29,237,462              --              --
Small Cap Growth..............    12,986,481      16,074,777              --              --
Small Cap Value...............    63,865,656      12,698,709          44,926              --
Socially Responsible..........   540,822,511     298,110,412              --              --
Strategic Bond................   123,348,946      93,743,850      42,481,804      19,841,623

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2006.

 The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2007:

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Aggressive Growth Lifestyle...  $ 66,226,084   $ 3,765,172  $    79,903   $ 3,685,269
Capital Appreciation..........    62,491,076     8,762,908      443,134     8,319,774
Conservative Growth Lifestyle.    39,991,194     1,516,797      301,769     1,215,028
Core Bond.....................   148,217,989     1,973,511      677,639     1,295,872
High Yield Bond...............   125,185,821     7,764,107    1,740,668     6,023,439
International Small Cap Equity   537,166,051    96,339,238   13,853,054    82,486,184
Large Cap Value...............   360,963,227    22,001,663    4,195,373    17,806,290
Mid Cap Growth................    58,281,694     9,293,982      971,483     8,322,499
Mid Cap Value.................   394,706,095    70,118,278    5,180,598    64,937,680
Moderate Growth Lifestyle.....    97,715,476     4,823,852      371,938     4,451,914
Money Market II...............   226,869,692            --           --            --
Small Cap Growth..............    48,276,862     9,570,544    2,735,112     6,835,432
Small Cap Value...............   158,271,358    23,029,124    3,133,700    19,895,424
Socially Responsible..........   541,783,186    21,254,570    7,842,798    13,411,772
Strategic Bond................   244,733,404     7,504,246    1,849,436     5,654,810

 The tax basis distributable earnings at August 31, 2006 and the tax character of distributions paid during the year ended August 31, 2006 were as follows:

                                         Distributable Earnings               Tax Distributions
                               ------------------------------------------- ------------------------
                                           Long-Term Gains/   Unrealized
                                Ordinary     Capital and     Appreciation   Ordinary    Long-Term
Fund                             Income      Other Losses   (Depreciation)   Income   Capital Gains
------------------------------ ----------- ---------------- -------------- ---------- -------------
Aggressive Growth Lifestyle... $   757,435   $  4,377,711    $ 2,080,883   $  686,468  $   887,991
Capital Appreciation..........     134,676    (12,069,086)     1,304,782       28,150           --
Conservative Growth Lifestyle.     434,456      1,635,181        475,092      558,981    1,543,386
Core Bond.....................   3,641,316     (1,843,289)       102,133    1,349,409           --
High Yield Bond...............   5,583,928      2,271,343      3,543,068    1,742,080      602,751
International Small Cap Equity  14,316,655     10,473,042     31,179,415    3,317,832           --
Large Cap Value...............   4,298,804      9,655,500      9,595,649    2,960,923    2,772,923
Mid Cap Growth................          --      3,811,355      3,656,619           --           --
Mid Cap Value.................  15,018,210     24,040,708     32,238,107    6,761,108   16,689,251
Moderate Growth Lifestyle.....   2,255,241      5,806,383      2,427,463      340,001    2,483,137
Money Market II...............     111,364             --             --    3,946,777           --
Small Cap Growth..............          --     (1,961,307)     3,425,388           --           --
Small Cap Value...............   2,641,351      8,107,241     10,010,953    1,825,160    9,973,380
Socially Responsible..........   8,500,868      1,279,671      7,301,063    2,832,068      803,072
Strategic Bond................   7,715,284      2,328,243      2,859,467    3,273,998    1,229,572

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 As of August 31, 2006, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

                                           Capital Loss Carryforward
                                   -----------------------------------------
    Fund                              2010       2011       2012      2013
    ------------------------------ ---------- ---------- ---------- --------
    Aggressive Growth Lifestyle... $       -- $       -- $       -- $     --
    Capital Appreciation..........  3,277,344  6,282,529  2,100,734  408,479
    Conservative Growth Lifestyle.         --         --         --       --
    Core Bond.....................         --         --         --  348,311
    High Yield Bond...............         --         --         --       --
    International Small Cap Equity         --         --         --       --
    Large Cap Value...............         --         --         --       --
    Mid Cap Growth................         --         --         --       --
    Mid Cap Value.................         --         --         --       --
    Moderate Growth Lifestyle.....         --         --         --       --
    Money Market II...............         --         --         --       --
    Small Cap Growth..............         --  1,961,307         --       --
    Small Cap Value...............         --         --         --       --
    Socially Responsible..........         --         --         --       --
    Strategic Bond................         --         --         --       --

 The Funds' indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended August 31, 2006.

                                                 Capital Loss
                                                 Carryforward
                  Fund                             Utilized
                  ------------------------------ ------------
                  Aggressive Growth Lifestyle...  $       --
                  Capital Appreciation..........   2,687,035
                  Conservative Growth Lifestyle.          --
                  Core Bond.....................          --
                  High Yield Bond...............          --
                  International Small Cap Equity          --
                  Large Cap Value...............          --
                  Mid Cap Growth................   3,530,070
                  Mid Cap Value.................          --
                  Moderate Growth Lifestyle.....          --
                  Money Market II...............          --
                  Small Cap Growth..............   5,736,116
                  Small Cap Value...............          --
                  Socially Responsible..........          --
                  Strategic Bond................          --

 Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2006, the Funds elected to defer capital losses as follows:

                                  Deferred Post-October Deferred Post-October
   Fund                               Capital Loss          Currency Loss
   ------------------------------ --------------------- ---------------------
   Aggressive Growth Lifestyle...      $       --            $       --
   Capital Appreciation..........              --                    --
   Conservative Growth Lifestyle.              --                    --
   Core Bond.....................       1,494,978                    --
   High Yield Bond...............         374,184                    --
   International Small Cap Equity              --             1,039,757
   Large Cap Value...............              --                    --
   Mid Cap Growth................              --                    --
   Mid Cap Value.................              --                    --
   Moderate Growth Lifestyle.....              --                    --
   Money Market II...............              --                    --
   Small Cap Growth..............              --                    --
   Small Cap Value...............              --                    --
   Socially Responsible..........              --                    --
   Strategic Bond................              --                    --

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                     Aggressive Growth Lifestyle
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2007           August 31, 2006
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............   1,546,831  $ 18,791,208    2,020,505  $ 23,207,686
Reinvested dividends...     434,078     5,135,146      140,176     1,574,459
Shares redeemed........    (719,574)   (8,713,909)  (1,248,988)  (14,173,448)
                        -----------  ------------  -----------  ------------
Net increase (decrease)   1,261,335  $ 15,212,445      911,693  $ 10,608,697
                        ===========  ============  ===========  ============

                                    Conservative Growth Lifestyle
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2007           August 31, 2006
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............     683,036  $  7,508,390    1,455,082  $ 15,428,176
Reinvested dividends...     191,279     2,069,637      201,523     2,102,367
Shares redeemed........    (594,420)   (6,542,966)  (1,358,113)  (14,408,757)
                        -----------  ------------  -----------  ------------
Net increase (decrease)     279,895  $  3,035,061      298,492  $  3,121,786
                        ===========  ============  ===========  ============

                                           High Yield Bond
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2007           August 31, 2006
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............   3,558,780  $ 33,472,057    5,240,567  $ 47,186,720
Reinvested dividends...     906,328     8,229,456      270,853     2,344,831
Shares redeemed........  (1,549,336)  (14,583,382)  (3,224,553)  (28,923,189)
                        -----------  ------------  -----------  ------------
Net increase (decrease)   2,915,772  $ 27,118,131    2,286,867  $ 20,608,362
                        ===========  ============  ===========  ============

                                           Large Cap Value
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2007           August 31, 2006
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............  13,684,469  $208,497,421    8,020,214  $113,685,333
Reinvested dividends...     921,076    13,954,305      423,402     5,733,846
Shares redeemed........  (1,721,620)  (26,477,747)  (2,726,855)  (37,666,061)
                        -----------  ------------  -----------  ------------
Net increase (decrease)  12,883,925  $195,973,979    5,716,761  $ 81,753,118
                        ===========  ============  ===========  ============

                                            Mid Cap Value
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2007           August 31, 2006
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............   3,863,301  $ 75,215,025    5,320,454  $ 97,662,735
Reinvested dividends...   2,112,435    39,058,918    1,340,021    23,450,359
Shares redeemed........  (1,953,180)  (38,009,108)  (3,858,333)  (70,054,067)
                        -----------  ------------  -----------  ------------
Net increase (decrease)   4,022,556  $ 76,264,835    2,802,142  $ 51,059,027
                        ===========  ============  ===========  ============

                                           Money Market II
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2007           August 31, 2006
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............ 157,114,662  $157,114,662  157,487,749  $157,487,749
Reinvested dividends...   4,785,988     4,785,988    3,946,777     3,946,777
Shares redeemed........ (82,992,738)  (82,992,738) (85,944,160)  (85,944,160)
                        -----------  ------------  -----------  ------------
Net increase (decrease)  78,907,912  $ 78,907,912   75,490,366  $ 75,490,366
                        ===========  ============  ===========  ============

                                        Capital Appreciation
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  1,605,487  $ 15,490,223   4,467,101  $  40,890,979
Reinvested dividends...     13,898       134,676       3,030         28,150
Shares redeemed........ (2,217,794)  (21,839,683) (2,172,046)   (19,590,513)
                        ----------  ------------  ----------  -------------
Net increase (decrease)   (598,409) $ (6,214,784)  2,298,085  $  21,328,616
                        ==========  ============  ==========  =============

                                             Core Bond
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  5,289,989  $ 53,748,029   7,150,257  $  70,689,516
Reinvested dividends...    360,883     3,641,316     138,212      1,349,409
Shares redeemed........ (1,816,272)  (18,479,325) (6,557,628)   (64,881,339)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  3,834,600  $ 38,910,020     730,841  $   7,157,586
                        ==========  ============  ==========  =============

                                   International Small Cap Equity
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  9,972,044  $177,007,109  24,383,197  $ 388,289,558
Reinvested dividends...  1,447,839    25,829,456     217,301      3,317,832
Shares redeemed........ (3,637,148)  (65,679,355) (6,561,047)  (107,992,641)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  7,782,735  $137,157,210  18,039,451  $ 283,614,749
                        ==========  ============  ==========  =============

                                           Mid Cap Growth
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  1,361,649  $ 11,789,420   3,212,319  $  26,063,891
Reinvested dividends...    455,956     3,839,151
Shares redeemed........ (2,179,401)  (18,608,819) (2,203,843)   (17,713,507)
                        ----------  ------------  ----------  -------------
Net increase (decrease)   (361,796) $ (2,980,248)  1,008,476  $   8,350,384
                        ==========  ============  ==========  =============

                                     Moderate Growth Lifestyle
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  1,635,277  $ 20,875,162   3,024,569  $  37,158,514
Reinvested dividends...    653,292     8,061,624     233,257      2,823,138
Shares redeemed........ (1,201,853)  (15,327,579) (2,265,572)   (27,652,885)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  1,086,716  $ 13,609,207     992,254  $  12,328,767
                        ==========  ============  ==========  =============

                                          Small Cap Growth
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............    656,515  $  9,064,601   1,710,180  $  22,318,958
Reinvested dividends...         --            --          --             --
Shares redeemed........   (732,637)   (9,883,517) (1,597,679)   (20,421,375)
                        ----------  ------------  ----------  -------------
Net increase (decrease)    (76,122) $   (818,916)    112,501  $   1,897,583
                        ==========  ============  ==========  =============

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                          Small Cap Value                                   Socially Responsible
                        --------------------------------------------------  ---------------------------------------------------
                          For the period ended       For the year ended       For the period ended        For the year ended
                            February 28, 2007          August 31, 2006          February 28, 2007          August 31, 2006
                        ------------------------  ------------------------  ------------------------  -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  -------------
Shares sold............  3,941,754  $ 62,354,934   3,226,235  $ 47,811,244  21,432,044  $274,903,949  16,723,063  $ 195,591,227
Reinvested dividends...    701,148    10,748,592     843,018    11,798,540     760,540     9,780,539     316,393      3,635,140
Shares redeemed........   (769,663)  (12,170,968) (2,682,922)  (39,147,217) (3,514,521)  (45,708,714) (9,733,170)  (110,273,350)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  -------------
Net increase (decrease)  3,873,239  $ 60,932,558   1,386,331  $ 20,462,567  18,678,063  $238,975,774   7,306,286  $  88,953,017
                        ==========  ============  ==========  ============  ==========  ============  ==========  =============

                                          Strategic Bond
                        --------------------------------------------------
                          For the period ended       For the year ended
                            February 28, 2007          August 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  5,343,588  $ 61,167,019   7,282,768  $ 80,284,471
Reinvested dividends...    891,174    10,043,528     416,023     4,503,570
Shares redeemed........ (1,442,169)  (16,549,374) (2,805,272)  (30,956,471)
                        ----------  ------------  ----------  ------------
Net increase (decrease)  4,792,593  $ 54,661,173   4,893,519  $ 53,831,570
                        ==========  ============  ==========  ============

Note 7 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended February 28, 2007, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                    Fund                 Expense Reductions
                    -------------------- ------------------
                    Capital Appreciation      $ 1,548
                    Mid Cap Growth......        3,715
                    Mid Cap Value.......       37,339
                    Small Cap Growth....        2,014
                    Socially Responsible       40,868

Note 8 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 21.7% and 7.9%, respectively, of their total net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 28.6% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 30.8% of its net assets invested in securities issued by foreign government agencies.

Note 9 -- Lines of Credit

 Except for the VC II Large Cap Value Fund, VC I and VC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's shortfall exceeds $100,000.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 For the period ended February 28, 2007, the following Fund had borrowings:

                                                    Average   Weighted
                                 Days     Interest    Debt    Average
         Fund                 Outstanding Charges   Utilized  Interest
         -------------------- ----------- -------- ---------- --------
         Capital Appreciation     16       $1,603  $  625,900   5.76%
         Core Bond...........      1          438   2,744,010   5.75%
         Mid Cap Value.......      1           91     563,568   5.81%

 As of February 28, 2007, none of the Funds had outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 28, 2007, none of the Funds participated in this program.

Note 11 -- Other Matters

 On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of The Variable Annuity Life Insurance Company ("Adviser"), AIG SunAmerica Asset Management Corp. ("SAAMCo"), AIG Global Investment Corp. ("AIGGIC") and American General Distributors, Inc. ("AGDI"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

 AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, subadviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

 Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

 As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

 Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

VALIC Company II
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                   Aggressive Growth Lifestyle Fund
                                                     -----------------------------------------------------------
                                                      Six Months
                                                        Ended                     Year Ended August 31,
                                                     February 28,     -------------------------------------------
                                                      2007/(f)/         2006     2005     2004     2003     2002
                                                     ------------     -------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period..............   $ 11.71        $ 10.98  $  9.10  $  8.37  $  7.43  $  8.82
                                                     -----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/................      0.26           0.15     0.08     0.08     0.07     0.05
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..............      0.91           1.00     1.88     0.73     0.94    (1.35)
   Net increase from payments by affiliates.........         -              -        -        -        -        -
                                                     -----------------------------------------------------------
   Total income (loss) from investment
    operations......................................      1.17           1.15     1.96     0.81     1.01    (1.30)
                                                     -----------------------------------------------------------
Distributions from:
   Net investment income............................         -...       (0.18)   (0.08)   (0.08)   (0.07)   (0.09)
   Net realized gain on securities..................    (0.99)...       (0.24)       -        -        -        -
                                                     -----------------------------------------------------------
   Total distributions..............................    (0.99)...       (0.42)   (0.08)   (0.08)   (0.07)   (0.09)
                                                     -----------------------------------------------------------
Net asset value at end of period....................   $ 11.89        $ 11.71  $ 10.98  $  9.10  $  8.37  $  7.43
                                                     -----------------------------------------------------------
TOTAL RETURN/(a)/...................................     10.05%         10.65%   21.62%    9.66%   13.66%  (14.90)%
                                                     -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/........      0.10%/(g)/     0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/........      0.22%/(g)/     0.29%    0.30%    0.34%    0.34%    0.10%
Ratio of expense reductions to average net
 assets.............................................         -              -        -        -        -        -
Ratio of net investment income (loss) to average net
 assets/(b)/........................................      4.47%/(g)/     1.31%    0.80%    0.89%    0.92%    0.62%
Ratio of net investment income (loss) to average net
 assets/(c)/........................................      4.35%/(g)/     1.12%    0.60%    0.65%    0.68%    0.62%
Portfolio turnover rate.............................        20%            79%      40%      71%      52%     180%
Number of shares outstanding at end of period
 (000's)............................................     5,873          4,612    3,700    3,683    3,419    2,763
Net assets at the end of period (000's).............   $69,838        $53,987  $40,623  $33,520  $28,627  $20,522

                                                                          Capital Appreciation Fund
                                                     -------------------------------------------------------------
                                                      Six Months
                                                        Ended                       Year Ended August 31,
                                                     February 28,    ---------------------------------------------
                                                      2007/(f)/        2006     2005     2004      2003         2002
                                                     ------------    -------  -------  -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period..............   $  8.90       $  8.90  $  7.79  $  7.66   $  6.71   $  9.11
                                                     -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/................      0.02          0.02     0.03    (0.02)    (0.00)    (0.01)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..............      0.87         (0.01)    1.11     0.15      0.95     (2.41)
   Net increase from payments by affiliates.........         -             -        -        -         -      0.02
                                                     -------------------------------------------------------------
   Total income (loss) from investment
    operations......................................      0.89          0.01     1.14     0.13      0.95     (2.40)
                                                     -------------------------------------------------------------
Distributions from:
   Net investment income............................     (0.02)        (0.01)   (0.03)       -         -         -
   Net realized gain on securities..................         -             -        -        -         -         -
                                                     -------------------------------------------------------------
   Total distributions..............................     (0.02)        (0.01)   (0.03)       -         -         -
                                                     -------------------------------------------------------------
Net asset value at end of period....................   $  9.77       $  8.90  $  8.90  $  7.79   $  7.66   $  6.71
                                                     -------------------------------------------------------------
TOTAL RETURN/(a)/...................................      9.97%         0.06%   14.58%    1.70%    14.22%   (26.34)%/(d)/
                                                     -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/........      0.85%/(g)/    0.85%    0.85%    0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/........      1.01%/(g)/    1.03%    1.13%    1.19%     1.29%     1.25%
Ratio of expense reductions to average net
 assets.............................................         -             -        -        -         -         -
Ratio of net investment income (loss) to average net
 assets/(b)/........................................      0.37%/(g)/    0.21%    0.34%   (0.22)%   (0.03)%   (0.09)%
Ratio of net investment income (loss) to average net
 assets/(c)/........................................      0.20%/(g)/    0.03%    0.06%   (0.56)%   (0.47)%   (0.49)%
Portfolio turnover rate.............................        12%          169%     105%     119%       87%      126%
Number of shares outstanding at end of period
 (000's)............................................     7,198         7,797    5,499    5,462     4,588     4,082
Net assets at the end of period (000's).............   $70,350       $69,412  $48,939  $42,544   $35,152   $27,406

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited
/(g)/Annualized

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                Conservative Growth Lifestyle Fund
                                                 ---------------------------------------------------------------
                                                  Six Months
                                                    Ended                      Year Ended August 31,
                                                 February 28,    -----------------------------------------------
                                                  2007/(f)/          2006       2005     2004     2003     2002
                                                 ------------    -----------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period..........   $ 10.70       $     10.81  $  9.79  $  9.37  $  8.73  $  9.47
                                                 ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............      0.21              0.15     0.24     0.30     0.21     0.26
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........      0.60              0.42     1.03     0.41     0.64    (0.68)
   Net increase from payments by affiliates.....         -                 -        -        -        -        -
                                                 ---------------------------------------------------------------
   Total income (loss) from investment
    operations..................................      0.81              0.57     1.27     0.71     0.85    (0.42)
                                                 ---------------------------------------------------------------
Distributions from:
   Net investment income........................         -             (0.18)   (0.25)   (0.29)   (0.21)   (0.32)
   Net realized gain on securities..............     (0.59)            (0.50)       -        -        -        -
                                                 ---------------------------------------------------------------
   Total distributions..........................     (0.59)            (0.68)   (0.25)   (0.29)   (0.21)   (0.32)
                                                 ---------------------------------------------------------------
Net asset value at end of period................   $ 10.92             10.70  $ 10.81  $  9.79  $  9.37  $  8.73
                                                 ---------------------------------------------------------------
TOTAL RETURN/(a)/...............................      7.63%             5.50%   13.03%    7.60%    9.90%   (4.62)%
                                                 ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....      0.10%/(g)/        0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/....      0.27%/(g)/        0.33%    0.31%    0.36%    0.34%    0.10%
Ratio of expense reductions to average net
 assets.........................................      0.00%/(g)/           -        -        -        -        -
Ratio of net investment income (loss) to average
 net assets/(b)/................................      3.84%/(g)/        1.38%    2.35%    3.01%    2.41%    2.92%
Ratio of net investment income (loss) to average
 net assets/(c)/................................      3.67%/(g)/        1.15%    2.14%    2.75%    2.17%    2.92%
Portfolio turnover rate.........................        32%               81%      46%      67%      65%     181%
Number of shares outstanding at end of period
 (000's)........................................     3,768             3,488    3,190    3,130    2,952    2,386
Net assets at the end of period (000's).........   $41,136       $    37,309  $34,468  $30,649  $27,652  $20,841

                                                                                   Core Bond Fund
                                                 ---------------------------------------------------------------------
                                                   Six Months
                                                     Ended                              Year Ended August 31,
                                                  February 28,    ----------------------------------------------------
                                                   2007/(f)/        2006         2005          2004          2003
                                                 ------------     --------  --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period..........   $  10.09       $  10.06  $  10.00       $ 10.02       $  9.95
                                                 ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............       0.24           0.49      0.42          0.34          0.31
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........       0.15          (0.31)     0.08          0.22          0.09
   Net increase from payments by affiliates.....          -              -         -             -             -
                                                 ---------------------------------------------------------------------
   Total income (loss) from investment
    operations..................................       0.39           0.18      0.50          0.56          0.40
                                                 ---------------------------------------------------------------------
Distributions from:
   Net investment income........................      (0.29)         (0.13)    (0.41)        (0.35)        (0.33)
   Net realized gain on securities..............          -          (0.02)    (0.03)        (0.23)            -
                                                 ---------------------------------------------------------------------
   Total distributions..........................      (0.29)         (0.15)    (0.44)        (0.58)        (0.33)
                                                 ---------------------------------------------------------------------
Net asset value at end of period................   $  10.19       $  10.09  $  10.06       $ 10.00       $ 10.02
                                                 ---------------------------------------------------------------------
TOTAL RETURN/(a)/...............................       3.87%          1.82%     5.05%         5.71%         4.08%
                                                 ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....       0.77%/(g)/     0.77%     0.77%         0.77%         0.77%
Ratio of expenses to average net assets/(c)/....       0.94%/(g)/     1.03%     1.00%         1.07%         1.12%
Ratio of expense reductions to average net
 assets.........................................          -              -         -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/................................       4.84%/(g)/     4.91%     4.23%         3.37%         3.13%
Ratio of net investment income (loss) to average
 net assets/(c)/................................       4.67%/(g)/     4.66%     3.99%         3.07%         2.77%
Portfolio turnover rate.........................         70%           202%      212%/(e)/     187%/(e)/     214%/(e)/
Number of shares outstanding at end of period
 (000's)........................................     14,637         10,802    10,072         7,138         6,336
Net assets at the end of period (000's).........   $149,133       $109,007  $101,299       $71,409       $63,519

                                                 --------
                                                   Core
                                                   Bond
                                                   Fund
                                                 --------
                                                   2002
                                                 -------

PER SHARE DATA
Net asset value at beginning of period.......... $  9.91
                                                 --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............    0.48
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........    0.09
   Net increase from payments by affiliates.....       -
                                                 --------
   Total income (loss) from investment
    operations..................................    0.57
                                                 --------
Distributions from:
   Net investment income........................   (0.47)
   Net realized gain on securities..............   (0.06)
                                                 --------
   Total distributions..........................   (0.53)
                                                 --------
Net asset value at end of period................ $  9.95
                                                 --------
TOTAL RETURN/(a)/...............................    5.98%
                                                 --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....    0.77%
Ratio of expenses to average net assets/(c)/....    1.14%
Ratio of expense reductions to average net
 assets.........................................       -
Ratio of net investment income (loss) to average
 net assets/(b)/................................    4.94%
Ratio of net investment income (loss) to average
 net assets/(c)/................................    4.57%
Portfolio turnover rate.........................     255%/(e)/
Number of shares outstanding at end of period
 (000's)........................................   4,280
Net assets at the end of period (000's)......... $42,568

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                         Fund      2005 2004 2003 2002
                         --------- ---- ---- ---- ----
                         Core Bond 205% 179% 197% 248%

/(f)/Unaudited
/(g)/Annualized

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                               High Yield Bond Fund
                                             --------------------------------------------------------------------------
                                               Six Months
                                                 Ended                                 Year Ended August 31,
                                              February 28,    ---------------------------------------------------------
                                               2007/(h)/           2006          2005           2004          2003
                                             ------------     --------       -------       --------       -------

PER SHARE DATA
Net asset value at beginning of period......   $   9.32       $   8.87       $  8.28        $  7.73       $  6.82
                                             --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........       0.32           0.63          0.62           0.69          0.69
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................       0.28           0.07          0.78           0.54          0.90
   Net increase from payments by
    affiliates..............................          -           0.00             -              -             -
                                             --------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................       0.60           0.70          1.40           1.23          1.59
                                             --------------------------------------------------------------------------
Distributions from:
   Net investment income....................      (0.44)         (0.16)        (0.63)         (0.68)        (0.68)
   Net realized gain on securities..........      (0.21)         (0.09)        (0.18)             -             -
                                             --------------------------------------------------------------------------
   Total distributions......................      (0.65)         (0.25)        (0.81)         (0.68)        (0.68)
                                             --------------------------------------------------------------------------
Net asset value at end of period............   $   9.27       $   9.32       $  8.87        $  8.28       $  7.73
                                             --------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................       6.57%          8.16%/(g)/   17.45%         16.27%        24.25%
                                             --------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/       0.99%/(i)/     0.99%         0.99%          0.99%         0.99%
Ratio of expenses to average net assets/(c)/       1.13%/(i)/     1.19%         1.27%         1.31%//        1.42%
Ratio of expense reductions to average net
 assets.....................................          -              -             -              -             -
Ratio of net investment income (loss) to
 average net assets/(b)/....................       7.07%/(i)/     7.07%         7.30%          8.45%         9.69%
Ratio of net investment income (loss) to
 average net assets/(c)/....................       6.93%/(i)/     6.87%         7.01%          8.12%         9.26%
Portfolio turnover rate.....................         26%            53%           58%/(f)/      110%/(f)/     124%/(f)/
Number of shares outstanding at end of
 period (000's).............................     14,293         11,377         9,090          6,470         5,433
Net assets at the end of period (000's).....   $132,505       $106,070       $80,665        $53,562       $41,986

                                             ----------
                                             High Yield
                                             Bond Fund
                                             ----------
                                                 2002
                                             ----------

PER SHARE DATA
Net asset value at beginning of period...... $  8.16
                                             --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........    0.74
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................   (1.35)
   Net increase from payments by
    affiliates..............................       -
                                             --------
   Total income (loss) from investment
    operations..............................   (0.61)
                                             --------
Distributions from:
   Net investment income....................   (0.73)
   Net realized gain on securities..........       -
                                             --------
   Total distributions......................   (0.73)
                                             --------
Net asset value at end of period............ $  6.82
                                             --------
TOTAL RETURN/(a)/...........................   (7.96)%
                                             --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/    0.99%
Ratio of expenses to average net assets/(c)/    1.51%
Ratio of expense reductions to average net
 assets.....................................       -
Ratio of net investment income (loss) to
 average net assets/(b)/....................    9.80%
Ratio of net investment income (loss) to
 average net assets/(c)/....................    9.28%
Portfolio turnover rate.....................     118%/(f)/
Number of shares outstanding at end of
 period (000's).............................   2,789
Net assets at the end of period (000's)..... $19,026

                                                                 International Small Cap Equity Fund
                                             -------------------------------------------------------------------------
                                               Six Months
                                                 Ended                           Year Ended August 31,
                                              February 28,     -------------------------------------------------------
                                               2007/(h)/            2006           2005        2004     2003     2002
                                             ------------      --------       --------       -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period......   $  16.80        $  14.05       $  10.36       $  9.07  $  8.67  $  9.97
                                             -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........       0.01            0.11           0.12          0.11     0.11     0.07
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................       2.53            2.87           3.68          1.29     0.40    (1.36)
   Net increase from payments by
    affiliates..............................       0.01            0.00              -             -        -        -
                                             -------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................       2.55            2.98           3.80          1.40     0.51    (1.29)
                                             -------------------------------------------------------------------------
Distributions from:
   Net investment income....................      (0.06)          (0.03)         (0.04)        (0.11)   (0.11)   (0.01)
   Net realized gain on securities..........      (0.80)          (0.20)         (0.07)            -        -        -
                                             -------------------------------------------------------------------------
   Total distributions......................      (0.86)          (0.23)         (0.11)        (0.11)   (0.11)   (0.01)
                                             -------------------------------------------------------------------------
Net asset value at end of period............   $  18.49        $  16.80       $  14.05       $ 10.36  $  9.07  $  8.67
                                             -------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................      15.39%/(j)/     21.36%/(e)/    36.89%/(e)/   15.42%    5.94%  (12.91)%
                                             -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/       1.00%/(i)/      1.00%          1.00%         1.00%    1.01%    1.01%
Ratio of expenses to average net assets/(c)/       1.25%/(i)/      1.37%          1.57%         1.62%    1.71%    1.88%
Ratio of expense reductions to average net
 assets.....................................          -               -              -             -        -     0.02%
Ratio of net investment income (loss) to
 average net assets/(b)/....................       0.06%/(i)/      0.72%          0.99%         1.09%    1.34%    0.76%
Ratio of net investment income (loss) to
 average net assets/(c)/....................      (0.19)%/(i)/     0.35%          0.42%         0.47%    0.65%   (0.11)%
Portfolio turnover rate.....................         38%             69%           143%           85%      70%     139%
Number of shares outstanding at end of
 period (000's).............................     33,227          25,445          7,405         3,980    4,654    3,474
Net assets at the end of period (000's).....   $614,374        $427,437       $104,030       $41,227  $42,206  $30,114

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                      Fund            2005 2004 2003 2002
                      --------------- ---- ---- ---- ----
                      High Yield Bond  57% 110% 124% 118%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
/(h)/Unaudited
/(i)/Annualized
/(j)/The Fund's performance figure was increased by 0.06% from a reimbursement by an affiliate. (See Note 3)

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                           Large Cap Value Fund
                                                 -----------------------------------------------------------------------
                                                   Six Months
                                                     Ended                         Year Ended August 31,
                                                  February 28,    ------------------------------------------------------
                                                   2007/(g)/           2006        2005       2004        2003     2002
                                                 ------------     --------       -------  -------       -------  -------

PER SHARE DATA
Net asset value at beginning of period..........   $  14.58       $  13.72       $ 12.18  $ 10.97       $ 10.22  $ 11.10
                                                 -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............       0.11           0.21          0.18     0.15          0.13     0.10
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........       1.11           1.50          2.05     1.21          0.74    (0.88)
   Net increase from payments by affiliates.....          -           0.00             -        -             -        -
                                                 -----------------------------------------------------------------------
   Total income (loss) from investment
    operations..................................       1.22           1.71          2.23     1.36          0.87    (0.78)
                                                 -----------------------------------------------------------------------
Distributions from:
   Net investment income........................      (0.07)         (0.06)        (0.17)   (0.15)        (0.12)   (0.10)
   Net realized gain on securities..............      (0.62)         (0.79)        (0.52)       -             -        -
                                                 -----------------------------------------------------------------------
   Total distributions..........................      (0.69)         (0.85)        (0.69)   (0.15)        (0.12)   (0.10)
                                                 -----------------------------------------------------------------------
Net asset value at end of period................   $  15.11       $  14.58       $ 13.72  $ 12.18       $ 10.97  $ 10.22
                                                 -----------------------------------------------------------------------
TOTAL RETURN/(a)/...............................       8.37%         12.98%/(f)/   18.62%   12.42%/(e)/    8.59%   (7.08)%
                                                 -----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....       0.81%/(h)/     0.81%         0.81%    0.81%         0.81%    0.81%
Ratio of expenses to average net assets/(c)/....       0.87%/(h)/     0.97%         1.01%    1.08%         1.19%    1.29%
Ratio of expense reductions to average net
 assets.........................................          -              -             -        -             -        -
Ratio of net investment income (loss) to average
 net assets/(b)/................................       1.55%/(h)/     1.54%         1.41%    1.26%         1.28%    0.98%
Ratio of net investment income (loss) to average
 net assets/(c)/................................       1.49%/(h)/     1.38%         1.21%    0.99%         0.90%    0.50%
Portfolio turnover rate.........................         49%           103%           84%      97%           67%      85%
Number of shares outstanding at end of period
 (000's)........................................     25,076         12,192         6,476    5,735         4,091    2,743
Net assets at the end of period (000's).........   $378,928       $177,737       $88,853  $69,831       $44,883  $28,030

                                                                           Mid Cap Growth Fund
                                                 ---------------------------------------------------------------------
                                                   Six Months
                                                     Ended                        Year Ended August 31,
                                                  February 28,    ----------------------------------------------------
                                                   2007/(g)/           2006        2005      2004      2003      2002
                                                 ------------     -------        -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period..........   $  8.15        $  7.56        $  5.94   $  5.70   $  4.44   $  6.20
                                                 ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............     (0.01)         (0.01)         (0.01)    (0.03)    (0.02)    (0.03)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........      1.18           0.60           1.63      0.27      1.28     (1.73)
   Net increase from payments by affiliates.....         -              -              -         -         -         -
                                                 ---------------------------------------------------------------------
   Total income (loss) from investment
    operations..................................      1.17           0.59           1.62      0.24      1.26     (1.76)
                                                 ---------------------------------------------------------------------
Distributions from:
   Net investment income........................         -              -              -         -         -         -
   Net realized gain on securities..............     (0.57)             -              -         -         -         -
                                                 ---------------------------------------------------------------------
   Total distributions..........................     (0.57)             -              -         -         -         -
                                                 ---------------------------------------------------------------------
Net asset value at end of period................   $  8.75        $  8.15        $  7.56   $  5.94   $  5.70   $  4.44
                                                 ---------------------------------------------------------------------
TOTAL RETURN/(a)/...............................     14.58%          7.80%         27.27%     4.21%    28.38%   (28.39)%
                                                 ---------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....      0.85%/(h)/     0.85%/(g)/     0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/....      1.26%/(h)/     1.34%/(g)/     1.37%     1.40%     1.51%     1.59%
Ratio of expense reductions to average net
 assets.........................................      0.01%/(h)/        -              -         -         -         -
Ratio of net investment income (loss) to average
 net assets/(b)/................................     (0.30)%/(h)/   (0.15)%/(g)/   (0.18)%   (0.41)%   (0.41)%   (0.45)%
Ratio of net investment income (loss) to average
 net assets/(c)/................................     (0.71)%/(h)/   (0.64)%/(g)/   (0.70)%   (0.96)%   (1.07)%   (1.19)%
Portfolio turnover rate.........................        57%           142%           125%      123%       99%       69%
Number of shares outstanding at end of period
 (000's)........................................     7,567          7,929          6,920     7,487     7,682     5,745
Net assets at the end of period (000's).........   $66,224        $64,583        $52,335   $44,446   $43,785   $25,527

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Unaudited
/(h)/Annualized

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                         Mid Cap Value Fund
                                                -------------------------------------------------------------------
                                                  Six Months
                                                    Ended                       Year Ended August 31,
                                                 February 28,    --------------------------------------------------
                                                  2007/(e)/        2006       2005       2004       2003      2002
                                                ------------     --------  --------   --------   --------   -------

PER SHARE DATA
Net asset value at beginning of period.........   $  18.75       $  18.27  $  16.18   $  14.10   $  11.75   $ 13.54
                                                -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...........       0.06           0.08      0.01       0.02       0.02      0.04
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........       2.58           1.79      3.63       2.08       2.36     (1.36)
   Net increase from payments by affiliates....          -              -         -          -          -         -
                                                -------------------------------------------------------------------
   Total income (loss) from investment
    operations.................................       2.64           1.87      3.64       2.10       2.38     (1.32)
                                                -------------------------------------------------------------------
Distributions from:
   Net investment income.......................      (0.07)         (0.01)    (0.01)     (0.02)     (0.03)    (0.04)
   Net realized gain on securities.............      (1.83)         (1.38)    (1.54)         -          -     (0.43)
                                                -------------------------------------------------------------------
   Total distributions.........................      (1.90)         (1.39)    (1.55)     (0.02)     (0.03)    (0.47)
                                                -------------------------------------------------------------------
Net asset value at end of period...............   $  19.49       $  18.75  $  18.27   $  16.18   $  14.10   $ 11.75
                                                -------------------------------------------------------------------
TOTAL RETURN/(a)/..............................      14.62%         10.74%    23.18%     14.86%     20.28%   (10.07)%
                                                -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...       1.05%/(f)/     1.05%     1.05%      1.05%      1.05%     1.05%
Ratio of expenses to average net assets/(c)/...       1.11%/(f)/     1.20%     1.18%      1.25%      1.32%     1.35%
Ratio of expense reductions to
 average net assets............................       0.02%/(f)/     0.01%     0.02%      0.03%      0.04%     0.07%
Ratio of net investment income (loss) to
 average net assets/(b)/.......................       0.66%/(f)/     0.40%     0.01%      0.09%      0.11%     0.29%
Ratio of net investment income (loss) to
 average net assets/(c)/.......................       0.60%/(f)/     0.25%    (0.11)%    (0.11)%    (0.16)%   (0.01)%
Portfolio turnover rate........................         29%            76%       46%        57%        48%      156%
Number of shares outstanding at end of period
 (000's).......................................     23,353         19,331    16,528     11,902      9,587     7,937
Net assets at the end of period (000's)........   $455,153       $362,379  $302,014   $192,607   $135,190   $93,245

                                                                Moderate Growth Lifestyle Fund
                                                ------------------------------------------------------------
                                                  Six Months
                                                    Ended                    Year Ended August 31,
                                                 February 28,    -------------------------------------------
                                                  2007/(e)/        2006     2005     2004     2003     2002
                                                ------------     -------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.........   $  12.44       $ 12.04  $ 10.46  $  9.80  $  8.93  $ 10.02
                                                ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...........       0.23          0.16     0.18     0.22     0.17     0.19
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........       0.86          0.70     1.58     0.66     0.87    (1.04)
   Net increase from payments by affiliates....          -             -        -        -        -        -
                                                ------------------------------------------------------------
   Total income (loss) from investment
    operations.................................       1.09          0.86     1.76     0.88     1.04    (0.85)
                                                ------------------------------------------------------------
Distributions from:
   Net investment income.......................      (0.12)        (0.06)   (0.18)   (0.22)   (0.17)   (0.24)
   Net realized gain on securities.............      (0.98)        (0.40)       -        -        -        -
                                                ------------------------------------------------------------
   Total distributions.........................      (1.10)        (0.46)   (0.18)   (0.22)   (0.17)   (0.24)
                                                ------------------------------------------------------------
Net asset value at end of period...............   $  12.43       $ 12.44  $ 12.04  $ 10.46  $  9.80  $  8.93
                                                ------------------------------------------------------------
TOTAL RETURN/(a)/..............................       8.84%         7.21%   16.88%    8.96%   11.84%   (8.62)%
                                                ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...       0.10%/(f)/    0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/...       0.20%/(f)/    0.24%    0.25%    0.32%    0.32%    0.10%
Ratio of expense reductions to
 average net assets............................          -             -        -        -        -        -
Ratio of net investment income (loss) to
 average net assets/(b)/.......................       3.69%/(f)/    1.35%    1.58%    2.12%    1.94%    2.03%
Ratio of net investment income (loss) to
 average net assets/(c)/.......................       3.60%/(f)/    1.21%    1.44%    1.89%    1.72%    2.03%
Portfolio turnover rate........................         30%           70%      38%      76%      65%     184%
Number of shares outstanding at end of period
 (000's).......................................      8,208         7,122    6,129    5,379    4,865    4,003
Net assets at the end of period (000's)........   $102,041       $88,558  $73,804  $56,244  $47,692  $35,747

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                                                  Small Cap
                                                                     Money Market II Fund                        Growth Fund
                                                -------------------------------------------------------------  ---------------
                                                  Six Months                                                    Six Months
                                                    Ended                    Year Ended August 31,                Ended
                                                 February 28,    --------------------------------------------  February 28,
                                                  2007/(e)/        2006      2005     2004     2003     2002    2007/(e)/
                                                ------------     --------  -------  -------  -------  -------  ------------

PER SHARE DATA
Net asset value at beginning of period.........   $   1.00       $   1.00  $  1.00  $  1.00  $  1.00  $  1.00    $ 12.68
                                                -------------------------------------------------------------  ---------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...........       0.02           0.04     0.02     0.01     0.01     0.02      (0.04)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........       0.00              -        -        -        -        -       1.68
   Net increase from payments by affiliates....          -              -        -        -        -        -          -
                                                -------------------------------------------------------------  ---------------
   Total income (loss) from investment
    operations.................................       0.02           0.04     0.02     0.01     0.01     0.02       1.64
                                                -------------------------------------------------------------  ---------------
Distributions from:
   Net investment income.......................      (0.02)         (0.04)   (0.02)   (0.01)   (0.01)   (0.02)         -
   Net realized gain on securities.............          -              -        -        -        -        -          -
                                                -------------------------------------------------------------  ---------------
   Total distributions.........................      (0.02)         (0.04)   (0.02)   (0.01)   (0.01)   (0.02)         -
                                                -------------------------------------------------------------  ---------------
Net asset value at end of period...............   $   1.00       $   1.00  $  1.00  $  1.00  $  1.00  $  1.00    $ 14.32
                                                -------------------------------------------------------------  ---------------
TOTAL RETURN/(a)/..............................       2.40%          4.09%    1.99%    0.59%    0.83%    1.63%     12.93%
                                                -------------------------------------------------------------  ---------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...       0.56%/(f)/     0.56%    0.56%    0.55%    0.56%    0.56%      1.16%/(f)/
Ratio of expenses to average net assets/(c)/...       0.63%/(f)/     0.67%    0.75%    0.80%    0.85%    0.83%      1.36%/(f)/
Ratio of expense reduction to
 average net assets............................          -              -        -        -        -        -       0.01%/(f)/
Ratio of net investment income (loss) to
 average net assets/(b)/.......................       4.81%/(f)/     4.13%    1.98%    0.59%    0.82%    1.61%     -0.67%/(f)/
Ratio of net investment income (loss) to
 average net assets/(c)/.......................       4.74%/(f)/     4.02%    1.78%    0.34%    0.53%    1.34%     -0.87%/(f)/
Portfolio turnover rate........................        N/A            N/A      N/A      N/A      N/A      N/A         26%
Number of shares outstanding at end of period
 (000's).......................................    230,234        151,326   75,836   72,901   79,798   70,870      3,816
Net assets at the end of period (000's)........   $230,234       $151,326  $75,836  $72,901  $79,798  $70,870    $54,645

                                                       Small Cap Growth Fund
                                                ------------------------------------------------

                                                              Year Ended August 31,
                                                -----------------------------------------------
                                                  2006      2005      2004      2003      2002
                                                -------   -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period......... $ 12.19   $ 10.20   $  9.70   $  7.40   $ 10.69
                                                ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...........   (0.07)    (0.09)    (0.09)    (0.05)    (0.07)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........    0.56      2.08      0.59      2.35     (3.22)
   Net increase from payments by affiliates....       -         -         -         -         -
                                                ------------------------------------------------
   Total income (loss) from investment
    operations.................................    0.49      1.99      0.50      2.30     (3.29)
                                                ------------------------------------------------
Distributions from:
   Net investment income.......................       -         -         -         -         -
   Net realized gain on securities.............       -         -         -         -         -
                                                ------------------------------------------------
   Total distributions.........................       -         -         -         -         -
                                                ------------------------------------------------
Net asset value at end of period............... $ 12.68   $ 12.19   $ 10.20   $  9.70   $  7.40
                                                ------------------------------------------------
TOTAL RETURN/(a)/..............................    4.02%    19.51%     5.15%    31.08%   (30.78)%
                                                ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...    1.16%     1.16%     1.16%     1.16%     1.16%
Ratio of expenses to average net assets/(c)/...    1.40%     1.44%     1.46%     1.57%     1.58%
Ratio of expense reduction to
 average net assets............................       -         -         -         -         -
Ratio of net investment income (loss) to
 average net assets/(b)/.......................   (0.55)%   (0.81)%   (0.84)%   (0.66)%   (0.76)%
Ratio of net investment income (loss) to
 average net assets/(c)/.......................   (0.79)%   (1.09)%   (1.14)%   (1.06)%   (1.18)%
Portfolio turnover rate........................      69%       46%       66%       37%      153%
Number of shares outstanding at end of period
 (000's).......................................   3,892     3,779     3,800     4,565     3,389
Net assets at the end of period (000's)........ $49,354   $46,088   $38,755   $44,290   $25,072

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                                                 Socially
                                                                   Small Cap Value Fund                       Responsible Fund
                                             --------------------------------------------------------------   ----------------
                                               Six Months                                                       Six Months
                                                 Ended                     Year Ended August 31,                  Ended
                                              February 28,    ---------------------------------------------    February 28,
                                               2007/(f)/        2006      2005      2004     2003     2002      2007/(f)/
                                             ------------     --------  --------  -------  -------  -------   ------------

PER SHARE DATA
Net asset value at beginning of period......   $  15.06       $  15.61   $ 13.68  $ 11.70  $ 10.04  $ 11.36     $  12.06
                                             --------------------------------------------------------------   ----------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........       0.08           0.11    0.12//     0.04     0.07     0.10         0.10
   Net realized and unrealized gain (loss)
    on investments and
    foreign currencies......................       1.51           1.25      2.68     1.99     1.84    (1.03)        1.01
   Net increase from payments by
    affiliates..............................          -              -         -        -        -        -            -
                                             --------------------------------------------------------------   ----------------
   Total income (loss) from investment
    operations..............................       1.59           1.36      2.80     2.03     1.91    (0.93)        1.11
                                             --------------------------------------------------------------   ----------------
Distributions from:
   Net investment income....................      (0.07)         (0.02)    (0.13)   (0.05)   (0.09)   (0.10)       (0.06)
   Net realized gain on securities..........      (1.03)         (1.89)    (0.74)       -    (0.16)   (0.29)       (0.21)
                                             --------------------------------------------------------------   ----------------
   Total distributions......................      (1.10)         (1.91)    (0.87)   (0.05)   (0.25)   (0.39)       (0.27)
                                             --------------------------------------------------------------   ----------------
Net asset value at end of period............   $  15.55       $  15.06   $ 15.61  $ 13.68  $ 11.70  $ 10.04     $  12.90
                                             --------------------------------------------------------------   ----------------
TOTAL RETURN/(a)/...........................      10.64%          9.69%    20.84%   17.37%   19.47%   (8.47)%       9.22%
                                             --------------------------------------------------------------   ----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/       0.95%/(g)/     0.95%     0.95%    0.95%    0.95%    0.95%        0.56%/(g)/
Ratio of expenses to average net assets/(c)/       1.12%/(g)/     1.21%     1.22%    1.28%    1.40%    1.53%        0.61%/(g)/
Ratio of expense reductions to
 average net assets.........................          -              -         -        -        -     0.01%        0.02%/(g)/
Ratio of net investment income (loss) to
 average net assets/(b)/....................       1.12%/(g)/     0.74%     0.83%    0.34%    0.72%    0.91%        1.57%/(g)/
Ratio of net investment income (loss) to
 average net assets/(c)/....................       0.95%/(g)/     0.49%     0.56%    0.01%    0.26%    0.33%        1.52%/(g)/
Portfolio turnover rate.....................          8%            58%       85%      47%      42%     166%          71%
Number of shares outstanding at end of
 period (000's).............................     11,495          7,622     6,235    5,217    5,035    4,496       43,164
Net assets at the end of period (000's).....   $178,732       $114,809   $97,314  $71,371  $58,923  $45,124     $556,793

                                                        Socially Responsible Fund
                                             --------------------------------------------------------------

                                                                  Year Ended August 31,
                                             -------------------------------------------------------------
                                               2006         2005           2004          2003        2002
                                             --------  ---------       -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period...... $  11.21   $  10.25       $  9.42       $  8.44       $ 10.46
                                             --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........     0.17     0.15//          0.09          0.09          0.08
   Net realized and unrealized gain (loss)
    on investments and
    foreign currencies......................     0.96       0.96          0.82          0.96         (2.02)
   Net increase from payments by
    affiliates..............................        -       0.00             -             -             -
                                             --------------------------------------------------------------
   Total income (loss) from investment
    operations..............................     1.13       1.11          0.91          1.05         (1.94)
                                             --------------------------------------------------------------
Distributions from:
   Net investment income....................    (0.05)     (0.15)        (0.08)        (0.07)        (0.08)
   Net realized gain on securities..........    (0.23)         -             -             -             -
                                             --------------------------------------------------------------
   Total distributions......................    (0.28)     (0.15)        (0.08)        (0.07)        (0.08)
                                             --------------------------------------------------------------
Net asset value at end of period............ $  12.06   $  11.21       $ 10.25       $  9.42       $  8.44
                                             --------------------------------------------------------------
TOTAL RETURN/(a)/...........................    10.16%     10.85%/(e)/    9.70%/(e)/   12.58%/(e)/  (18.65)%
                                             --------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/     0.56%      0.56%         0.56%         0.56%         0.56%
Ratio of expenses to average net assets/(c)/     0.71%      0.71%         0.96%         1.30%         1.19%
Ratio of expense reductions to
 average net assets.........................        -          -             -             -             -
Ratio of net investment income (loss) to
 average net assets/(b)/....................     1.52%      1.47%         0.91%         1.11%         0.82%
Ratio of net investment income (loss) to
 average net assets/(c)/....................     1.37%      1.32%         0.51%         0.37%         0.19%
Portfolio turnover rate.....................      172%        74%          117%           96%           25%
Number of shares outstanding at end of
 period (000's).............................   24,486     17,180         3,205         1,314         1,186
Net assets at the end of period (000's)..... $295,231   $192,604       $32,850       $12,380       $10,008

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Unaudited
/(g)/Annualized

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                       Strategic Bond Fund
                                                    ----------------------------------------------------------------------------
                                                    Six Months Ended                            Year Ended August 31,
                                                      February 28,     ---------------------------------------------------------
                                                       2007/(h)/            2006           2005          2004          2003
                                                    ----------------   --------       --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period.............     $  11.36       $  11.08       $  10.66       $ 10.28       $  9.31
                                                    ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............         0.29           0.58           0.56          0.57          0.66
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............         0.25           0.04           0.65          0.46          0.95
   Net increase from payments by affiliates........            -           0.00              -             -             -
                                                    ----------------------------------------------------------------------------
   Total income (loss) from investment operations..         0.54           0.62           1.21          1.03          1.61
                                                    ----------------------------------------------------------------------------
Distributions from:
   Net investment income...........................        (0.40)         (0.16)         (0.54)        (0.56)        (0.64)
   Net realized gain on securities.................        (0.12)         (0.18)         (0.25)        (0.09)            -
                                                    ----------------------------------------------------------------------------
   Total distributions.............................        (0.52)         (0.34)         (0.79)        (0.65)        (0.64)
                                                    ----------------------------------------------------------------------------
Net asset value at end of period...................     $  11.38       $  11.36       $  11.08       $ 10.66       $ 10.28
                                                    ----------------------------------------------------------------------------
TOTAL RETURN/(a)/..................................         4.78%          5.75%/(g)/    11.66%/(e)/   10.30%        17.73%
                                                    ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......         0.89%/(i)/     0.89%          0.89%         0.88%         0.89%
Ratio of expenses to average net assets/(c)/.......         1.03%/(i)/     1.12%          1.09%         1.22%         1.52%
Ratio of expense reductions to average net assets..            -              -              -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................         5.29%/(i)/     5.38%          5.21%         5.54%         6.79%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................         5.15%/(i)/     5.16%          5.01%         5.20%         6.17%
Portfolio turnover rate............................           55%           104%           155%/(f)/     128%/(f)/      76%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................       21,988         17,195         12,302         7,484         4,431
Net assets at the end of period (000's)............     $250,183       $195,413       $136,295       $79,793       $45,565

                                                    ---------
                                                    Strategic
                                                      Bond
                                                      Fund
                                                    ---------
                                                       2002
                                                    ---------

PER SHARE DATA
Net asset value at beginning of period............. $  9.60
                                                    --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............    0.62
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............   (0.32)
   Net increase from payments by affiliates........       -
                                                    --------
   Total income (loss) from investment operations..    0.30
                                                    --------
Distributions from:
   Net investment income...........................   (0.59)
   Net realized gain on securities.................       -
                                                    --------
   Total distributions.............................   (0.59)
                                                    --------
Net asset value at end of period................... $  9.31
                                                    --------
TOTAL RETURN/(a)/..................................    3.13%
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......    0.89%
Ratio of expenses to average net assets/(c)/.......    1.58%
Ratio of expense reductions to average net assets..       -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................    6.64%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................    5.95%
Portfolio turnover rate............................     112%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   2,810
Net assets at the end of period (000's)............ $26,167

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                       Fund           2005 2004 2003 2002
                       -------------- ---- ---- ---- ----
                       Strategic Bond 153% 127%  63% 109%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
/(h)/Unaudited
/(i)/Annualized

VALIC Company II
TRUSTEES AND OFFICERS INFORMATION -- February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee            2005-     Formerly, Chief Operating Officer and             47
  DOB: December 24, 1945                        Present     Chief Financial Officer, American General
                                                            Asset Management, (Investment
                                                            Management) (2000-2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Trustee            1998-     Retired Administrator.                            89
  DOB: October 6, 1945                          Present









----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman of        2001-     Retired.                                          89
  DOB: December 30, 1938       the Board(5)     Present
----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee            1998-     Professor and Head, Department of                 47
  DOB: July 15, 1949                            Present     Neuroscience (1980-Present), and
                                                            Visscher Chair of Physiology, University
                                                            of Minnesota (1999-Present). Formerly,
                                                            Director, Graduate Program in
                                                            Neuroscience, University of Minnesota
                                                            (1995-1999).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee            1998-     Attorney At Law, (2005-Present);                  47
  DOB: July 27, 1940                            Present     Formerly, Municipal Court Judge, Dallas,
                                                            TX (1995-2004).
----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee            1998-     President Emeritus, Rice University,              47
  DOB: March 2, 1912                            Present     Houston, Texas (1985-Present);
                                                            President Emeritus, Univ. of Texas, Austin,
                                                            TX (2005-Present).
----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee            1998-     Pastor Emeritus (1997-Present) and                47
  DOB: December 15, 1923                        Present     formerly, Director of Planned Giving
                                                            (1997-2005), First Presbyterian Church,
                                                            Houston, TX.
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee            2001-     Vice President, Massachusetts Capital             47
  DOB: December 30, 1949                        Present     Resources Co. (1982-Present).
----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee            1998-     Retired.                                          47
  DOB: September 26, 1930                       Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee            1998-     President, Morehouse School of Medicine,          47
  DOB: October 28, 1946                         Present     Atlanta, Georgia (2006-Present). Formerly,
                                                            President, Meharry Medical College,
                                                            Nashville, Tennessee (1994-2006).

----------------------------------------------------------------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)            Trustee            2001-     President, CEO and Director, AIG                  98
  DOB: January 23, 1954                         Present     SunAmerica (August 1995-Present);
                                                            Director, AIG SunAmerica Capital
                                                            Services, Inc. ("SACS") (August 1993 to
                                                            Present) President and CEO, AIG Advisor
                                                            Group, Inc. (June 2004 to Present).
----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Trustee(3)
-------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee, Merrimac Funds, a
  DOB: December 24, 1945       mutual fund company (2004-
                               Present).

-------------------------------------------------------------
Dr. Judith L. Craven           Director, Belo
  DOB: October 6, 1945         Corp., a media company
                               (1992-Present); Director
                               SYSCO Corp., a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).
-------------------------------------------------------------
William F. Devin               Director, Boston Stock
  DOB: December 30, 1938       Exchange (1985-Present).
-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949





-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940

-------------------------------------------------------------
Dr. Norman Hackerman           None.
  DOB: March 2, 1912


-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923


-------------------------------------------------------------
Kenneth J. Lavery              None.
  DOB: December 30, 1949
-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930
-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director,
  DOB: October 28, 1946        Life Point Hospitals, Inc.
                               (2005-Present); Director,
                               HealthSouth Corp. (2004-
                               Present).
-------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)            None.
  DOB: January 23, 1954




-------------------------------------------------------------

VALIC Company II
TRUSTEES AND OFFICERS INFORMATION -- February 28, 2007 (Unaudited) --
(continued)
--------------------------------------------------------------------------------

                                                                                                         Number of
                                                                                                          Funds in
                                            Term of Office                                              Fund Complex
Name, Birth Date         Position Held With and Length of                                               Overseen by
and Address*               VALIC Complex    Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
---------------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran         President               2002-     Senior Vice President, Variable Products         N/A
  DOB: June 4, 1965                            Present     and Funds, VALIC (2001-Present);
                                                           Formerly, Vice President, VC I and VC II
                                                           (2001-2002).
---------------------------------------------------------------------------------------------------------------------
John Packs               Vice President          2001-     Vice President and Senior Investment             N/A
  DOB: December 9, 1955  and Senior            Present     Officer, VC I and VC II (2001-Present);
                         Investment                        Senior Investment Officer, VALIC (2001-
                         Officer                           Present).
---------------------------------------------------------------------------------------------------------------------
Gregory R. Kingston      Treasurer and           2000-     Vice President, AIG SunAmerica (2001-            N/A
  DOB: January 18, 1966  Principal             Present     Present).
                         Financial Officer
---------------------------------------------------------------------------------------------------------------------
Nori L. Gabert           Vice President          2000-     Vice President and Deputy General                N/A
  DOB: August 15, 1953   and Secretary         Present     Counsel, AIG SunAmerica (2001-Present).
---------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler      Vice President          2005-     Senior Vice President and General Counsel,       N/A
  DOB: November 17, 1966                       Present     AIG SunAmerica (June 2005 to present);
                                                           Vice President and Director of U.S. Asset
                                                           Management Compliance, Goldman Sachs
                                                           Asset Management (June 2004 to June
                                                           2005); Deputy General Counsel, Credit
                                                           Suisse Asset Management (June 2002 to
                                                           June 2004): Counsel, Credit Suisse Asset
                                                           Management (January 2000 to June 2002).
---------------------------------------------------------------------------------------------------------------------
Cynthia A. Gibbons       Vice President          2002-     Vice President, AIG SunAmerica (August           N/A
  DOB: December 6, 1969  and                   Present     2002-Present); Securities Compliance
                         Chief Compliance                  Manager, American General Investment
                         Officer ("CCO")                   Management (June 2000 - August 2002).
---------------------------------------------------------------------------------------------------------------------
Matthew J. Hackethal     Anti-Money              2007-     Senior Compliance Manager, AIG                   N/A
  DOB: December 31, 1971 Laundering            Present     SunAmerica (November 2006 to Present);
                         Compliance                        Vice President, Credit Suisse Asset
                         Officer                           Management (May 2001 to October 2006);
                                                           CCO, Credit Suisse Alternative Funds
                                                           (November 2005 to October 2006); CCO,
                                                           Credit Suisse Asset Management
                                                           Securities, Inc. (April 2004 to August 2005)
---------------------------------------------------------------------------------------------------------------------
Donna M. Handel          Vice President          2002-     Senior Vice President, AIG SunAmerica            N/A
  DOB: June 25, 1966     and Assistant         Present     (December 2004 to present); Vice
                         Treasurer                         President, AIG SunAmerica (August 1997
                                                           to December 2004); Assistant Treasurer,
                                                           AIG SunAmerica (1993 to 2002).
---------------------------------------------------------------------------------------------------------------------



Name, Birth Date         Other Directorships
and Address*             Held by Trustee(3)
--------------------------------------------
Officers
Evelyn M. Curran         N/A
  DOB: June 4, 1965


--------------------------------------------
John Packs               N/A
  DOB: December 9, 1955


--------------------------------------------
Gregory R. Kingston      N/A
  DOB: January 18, 1966

--------------------------------------------
Nori L. Gabert           N/A
  DOB: August 15, 1953
--------------------------------------------
Gregory N. Bressler      N/A
  DOB: November 17, 1966







--------------------------------------------
Cynthia A. Gibbons       N/A
  DOB: December 6, 1969


--------------------------------------------
Matthew J. Hackethal     N/A
  DOB: December 31, 1971






--------------------------------------------
Donna M. Handel          N/A
  DOB: June 25, 1966



--------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with AIG SunAmerica, a company affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (10 portfolios), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG Series Trust (5 portfolios), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large Cap Fund (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Trustees serve until their successors are duly elected and qualified.
(5)Mr. Devin became Chairman of the Board effective July 27, 2005 and has been a Trustee since 2001.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

BOARD OF TRUSTEES
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUBADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, New York 10270

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, Texas 77046

Bridgeway Capital Management, Inc.
5615 Kirby Dr., Suite 518
Houston, TX 77005

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

JPMorgan Investment Advisors, Inc.
1111 Polaris Parkway
Columbus, Ohio 43271-0211

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02110-2900

Wellington Management Co. LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Houston Center
1401 McKinney Street, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER
SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
Matthew J. Hackethal,
Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VALIC Company II's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company II uses to determine how to vote proxies related to securities held in the Fund's portfolios, which is available in VALIC Company II's Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

 Information regarding how VALIC Company II voted proxies relating to securities held in the VALIC Company II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners investing in VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

 The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on LOGIN in the "AIG
                        VALIC Online" section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.448.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)
                                      Rebalance account to your desired allocation mix
                        .  Loan modeling
                        .  Request forms for a variety of services
                        .  Ability to display information from other accounts
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click on LOGIN in the "AIG VALIC Online" section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-448-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company II             PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 11387 VER 02/07

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

   (a)An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

   (b)There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a)(1) Not applicable.

      (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

      (3) Not applicable.

   (b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:       /S/  EVELYN M. CURRAN
      ------------------------------
            Evelyn M. Curran
                President

Date:  May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /S/  EVELYN M. CURRAN
      ------------------------------
            Evelyn M. Curran
                President

Date:  May 8, 2007

By:     /S/  GREGORY R. KINGSTON
      ------------------------------
           Gregory R. Kingston
                Treasurer

Date:  May 8, 2007